UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – April 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2012

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

> For the six months ended April 30, 2012, returns for the Vanguard International Stock Index Funds ranged from about 3% for the European Stock Index Fund to about 5% for the Pacific Stock Index Fund.

> The funds’ returns diverged from those of their respective target indexes in large part because of temporary price differences arising from fair-value pricing policies.

> In general, international stock markets trailed the return of the broad U.S. stock market.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	30
Emerging Markets Stock Index Fund.	50
About Your Fund’s Expenses.	72
Trustees Approve Advisory Arrangements.	75
Glossary.	76

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	2.93%
Admiral™ Shares	3.00
Signal® Shares	2.98
Institutional Shares	3.02
MSCI Europe ETF Shares
Market Price	2.88
Net Asset Value	3.00
MSCI Europe Index	1.65
European Region Funds Average	5.46
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	4.98%
Admiral Shares	5.08
Signal Shares	5.09
Institutional Shares	5.11
MSCI Pacific ETF Shares
Market Price	5.15
Net Asset Value	5.08
MSCI Pacific Index	3.92
Japan/Pacific Region Funds Average	6.26
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	4.54%
Admiral Shares	4.61
Signal Shares	4.60
Institutional Shares	4.63
Institutional Plus Shares	4.66
MSCI Emerging Markets ETF Shares
Market Price	4.91
Net Asset Value	4.62
MSCI Emerging Markets Index	3.93
Emerging Markets Funds Average	5.00
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2011, Through April 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$24.48	$24.11	$0.988	$0.000
Admiral Shares	57.09	56.17	2.391	0.000
Signal Shares	22.09	21.73	0.924	0.000
Institutional Shares	24.36	23.96	1.032	0.000
MSCI Europe ETF Shares	45.66	44.92	1.908	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.74	$9.91	$0.286	$0.000
Admiral Shares	63.28	64.34	1.957	0.000
Signal Shares	21.98	22.35	0.680	0.000
Institutional Shares	9.69	9.85	0.304	0.000
MSCI Pacific ETF Shares	51.18	52.03	1.585	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.39	$26.99	$0.529	$0.000
Admiral Shares	34.71	35.46	0.752	0.000
Signal Shares	33.38	34.10	0.723	0.000
Institutional Shares	26.42	26.98	0.588	0.000
Institutional Plus Shares	87.90	89.74	1.998	0.000
MSCI Emerging Markets ETF Shares	41.73	42.64	0.906	0.000

3

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2012, international stock markets moved in tandem with the waxing and waning of concerns surrounding Europe’s ongoing debt drama.

All three of the Vanguard International Stock Index Funds posted modestly positive returns for the period. Vanguard Pacific Stock Index Fund led with a return of about 5%. Vanguard Emerging Markets Stock Index Fund followed closely with a gain of more than 4%, and Vanguard European Stock Index Fund returned about 3%. Each fund’s return diverged somewhat from that of its target index because of temporary price differences arising from fair-value pricing policies. (For information about fair-value pricing, see page 8).

Please note that shortly after the close of our reporting period, Vanguard announced that it had eliminated the redemption fee for each fund, effective May 23. This 2% fee applied to shares redeemed within two months of purchase, and it was one of several measures in place to protect the interests of long-term investors and discourage frequent trading. The funds’ trustees determined that the fee was no longer needed.

I also want to note that earlier this year we announced a change in the frequency of the three funds’ dividend distributions. In the future, distributions will be made each quarter, rather than once a year. Spreading them out in this way will reduce the impact

4

to the funds of generating cash for payments to shareholders whose dividends are not reinvested. We’re phasing in the change, so in 2012 dividends will be paid twice, in September and December.

Europe’s sovereign-debt troubles
shadowed markets worldwide
International stock markets trailed the broad U.S. stock market for the six months ended April 30. European companies were the weakest performers, lagging the returns of emerging markets and the developed markets of the Pacific region. But markets globally were affected as anxiety built over Europe’s sovereign-debt crisis, which continued to dominate headlines.

The debt problems in Greece and several other Eurozone countries worry investors elsewhere because of the potential impact on financial markets globally. In the autumn of 2011, the European Central Bank injected more than 1 trillion euros into Europe’s banking sector to prevent a credit freeze and help ease concerns about the banks’ own stability.

Early in 2012, markets abroad rebounded for a time as investors became more optimistic about prospects for a resolution in Europe and economic improvements in other parts of the world. But that optimism quickly dissipated—and market returns sagged—as more bad news surfaced about troubled banks in Spain and other European countries.

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

5

In the United States, stocks delivered strong returns for the fiscal half-year. Signs of acceleration in the U.S. economy, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market produced its best first-quarter gain since 1998.

By the end of the six months, however, apprehension about these same sources of good news began to weigh on stock prices in the United States as it did elsewhere. Such rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 financial crisis, a reflection of broader economic uncertainties.

Municipal securities remained
a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.14%	0.14%	0.10%	—	0.14%	1.39%
Pacific Stock Index Fund	0.26	0.14	0.14	0.10	—	0.14	1.46
Emerging Markets Stock Index
Fund	0.33	0.20	0.20	0.13	0.10%	0.20	1.61

The fund expense ratios shown are from the prospectuses dated April 30, 2012, for Investor, Admiral, Signal, Institutional, and Institutional Plus Shares and February 28, 2012, for ETF Shares. They represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.10% for Institutional Shares, and 0.13% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.19% for Admiral Shares, 0.19% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.19% for MSCI Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

European stock markets trailed those in other regions
Vanguard’s three International Stock Index Funds began the six-month period in negative territory, reflecting the widespread concern about the European debt crisis. Returns then climbed along with investors’ spirits as a resolution to the problems seemed nearer and economic news generally seemed to improve. Although markets ultimately dropped, all three funds posted six-month gains.

For U.S.-based investors, the gains were reduced somewhat by the relative strength of the U.S. dollar compared with the euro and the yen. Many international holdings lost value when converted into U.S. dollars.

For the six months, the Pacific Stock Index Fund outpaced the two other index funds. Japan’s market, representing more than 60% of the Pacific fund, on average, contributed most to its result. Consumer discretionary and financial stocks in Japan did well; in fact, auto manufacturers and some of the country’s largest banks delivered double-digit gains.

Australian stocks, which make up about a quarter of the Pacific fund’s assets, turned in more modest results. Australian bank stocks had solid gains, but the nation’s materials sector struggled in the face of slower global demand for raw materials as well as lower commodity prices.

The return of the Emerging Markets Stock Index Fund was led by stocks of Chinese and South Korean companies. These two countries had the largest weightings in the fund, with a combined total of about 30% of assets, on average. Information technology was the best-performing sector in emerging markets generally, and South Korean and Chinese electronics and semiconductor companies led the group. Notable underperformers for this period were markets in Brazil and India. In Brazil, financial and materials stocks suffered during the six months, with the former affected in part by challenges facing the global financial markets and the latter by lower commodity prices. In India, where seven of ten sectors produced negative returns, financial, energy, and tech stocks were among the hardest hit.

Unsurprisingly, the European Stock Index Fund delivered the weakest overall results of the group. Markets in the United Kingdom, Switzerland, and Germany held up well, but were overshadowed by losses in Spain, France, and Italy. In the United Kingdom, which represented a third of the fund’s assets, on average, consumer staples and financial stocks contributed the most to returns. In the former group, U.K. beverage and tobacco companies stood out, while in financials, the best-performing banks were those that found ways to make up for the slump in Europe by focusing on markets abroad, including South America and Asia.

7

Markets in the European countries most vulnerable to the debt crisis, including Spain and Italy, continued to struggle. In January, Standard & Poor’s lowered the credit ratings of nine European nations, including France.

International diversification may help reduce portfolio volatility
Over the past six months, we have witnessed the rise of the U.S. stock market and unease in the international markets. As investors, we are becoming all too familiar with investment environments that sound like weather forecasts: some- what sunny with occasional storms.

The financial markets move in unpredictable ways. Frankly, we shouldn’t waste our time obsessing about where they are headed in the short term. What’s more important is to focus on the long term by creating investment plans tailored to our individual goals and risk tolerance. You can do this by creating a balanced and diversified portfolio that includes a mix of domestic and international stocks and bonds, as well as money market funds—and sticking with that plan regardless of market conditions.

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at
4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

8

Recent Vanguard research provides further insight on why diversification within asset classes can be useful to help temper some of the market volatility in today’s changing global environment. Long gone are the days when investors who want to participate in the broad spectrum of stocks can ignore international markets. Today, nearly 55% of global market capitalization represents non-U.S. equities.

One notable finding by our researchers: Investors who hold both domestic and international stocks in their portfolios are likely to have experienced less average volatility over the past several decades than those who held only domestic stocks. (You can find the research paper, Considerations for Investing in Non-U.S. Equities, at vanguard.com/research.)

Each of the three Vanguard International Stock Index Funds offers broad exposure to a distinct segment of the international marketplace at a low cost. Any of them can help support you in diversifying to a well-balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2012

9

European Stock Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Europe
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Number of Stocks	457	449	1,837
Median Market Cap	$43.2B	$43.2B	$27.6B
Price/Earnings Ratio	13.3x	13.5x	13.5x
Price/Book Ratio	1.4x	1.4x	1.4x
Return on Equity	19.3%	19.3%	17.2%
Earnings Growth Rate	1.8%	1.8%	3.9%
Dividend Yield	4.0%	3.9%	3.3%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.9%	8.9%	9.6%
Consumer Staples	14.4	14.4	10.0
Energy	12.0	11.9	11.4
Financials	18.2	18.2	23.6
Health Care	11.8	11.9	6.9
Industrials	10.8	10.8	10.6
Information
Technology	2.9	2.9	6.6
Materials	10.1	10.1	11.5
Telecommunication
Services	6.3	6.3	5.9
Utilities	4.6	4.6	3.9

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.95
Beta	1.03	1.14
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	3.4%
Nestle SA	Packaged Foods &
	Meats	3.1
HSBC Holdings plc	Diversified Banks	2.4
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.1
BP plc	Integrated Oil &
	Gas	2.1
Novartis AG	Pharmaceuticals	2.0
Roche Holding AG	Pharmaceuticals	1.9
GlaxoSmithKline plc	Pharmaceuticals	1.8
Total SA	Integrated Oil &
	Gas	1.5
British American
Tobacco plc	Tobacco	1.5
Top Ten		21.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 30, 2012, for Investor, Admiral, Signal, and Institutional Shares and February 28, 2012, for MSCI Europe ETF Shares. They represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.26% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.10% for Institutional Shares, and 0.13% for MSCI Europe ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	36.2%	36.2%	15.7%
France	13.9	13.8	6.0
Switzerland	13.2	13.3	5.8
Germany	13.2	13.2	5.7
Sweden	4.9	5.0	2.1
Spain	4.0	4.0	1.7
Netherlands	3.7	3.7	1.6
Italy	3.4	3.4	1.5
Denmark	1.8	1.8	0.8
Belgium	1.6	1.6	0.7
Norway	1.5	1.5	0.6
Finland	1.3	1.3	0.5
Other	1.3	1.2	0.6
Subtotal	100.0%	100.0%	43.3%
Pacific	0.0%	0.0%	23.8%
Emerging Markets	0.0%	0.0%	24.2%
North America	0.0%	0.0%	8.3%
Middle East	0.0%	0.0%	0.4%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-7.11%	-3.81%	5.56%
Admiral Shares	8/13/2001	-7.02	-3.71	5.67
Signal Shares	10/6/2006	-7.02	-3.71	-0.88[1]
Institutional Shares	5/15/2000	-6.98	-3.67	5.72
MSCI Europe ETF Shares	3/4/2005
Market Price		-7.10	-3.80	2.71[1]
Net Asset Value		-7.03	-3.71	2.70[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		25,961	0.4%

Belgium
Anheuser-Busch InBev NV	807,500	58,202	0.9%
Belgium—Other †		45,930	0.7%
		104,132	1.6%
Denmark
Novo Nordisk A/S Class B	427,791	63,066	0.9%
Denmark—Other †		58,267	0.9%
		121,333	1.8%

Finland †		83,455	1.3%

France
Total SA	2,137,533	102,610	1.5%
Sanofi	1,147,518	87,651	1.3%
LVMH Moet Hennessy Louis Vuitton SA	255,690	42,418	0.6%
Danone	587,491	41,359	0.6%
BNP Paribas SA	971,861	39,224	0.6%
Air Liquide SA	285,544	36,729	0.6%
France—Other †		563,928	8.5%
		913,919	13.7%
Germany
Siemens AG	829,215	76,969	1.2%
BASF SE	925,731	76,219	1.2%
SAP AG	925,807	61,394	0.9%
Bayer AG	831,301	58,577	0.9%
Allianz SE	456,864	50,960	0.8%
Daimler AG	867,429	47,997	0.7%
E.ON AG	1,811,670	41,020	0.6%
Deutsche Bank AG	934,746	40,581	0.6%
Germany—Other †		414,829	6.2%
		868,546	13.1%

13

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Greece †		8,875	0.1%

Ireland †		30,139	0.4%

Italy
ENI SPA	2,417,796	53,724	0.8%
Italy—Other †		169,748	2.6%
		223,472	3.4%
Netherlands
Unilever NV	1,638,183	56,115	0.9%
Netherlands—Other †		188,822	2.8%
		244,937	3.7%

Norway †		98,878	1.5%

Portugal †		21,165	0.3%

Spain
Telefonica SA	4,129,593	60,304	0.9%
Banco Santander SA	8,645,834	54,285	0.8%
Spain—Other †		149,582	2.3%
		264,171	4.0%
Sweden
Hennes & Mauritz AB Class B	1,029,130	35,287	0.5%
Sweden—Other †		290,772	4.4%
		326,059	4.9%
Switzerland
Nestle SA	3,323,809	203,714	3.1%
Novartis AG	2,349,942	129,755	2.0%
Roche Holding AG	707,432	129,291	1.9%
UBS AG	3,663,343	45,749	0.7%
ABB Ltd.	2,206,431	40,208	0.6%
Zurich Insurance Group AG	148,611	36,410	0.5%
1 Switzerland—Other †		292,164	4.4%
		877,291	13.2%
United Kingdom
HSBC Holdings plc	17,994,459	162,439	2.4%
Vodafone Group plc	50,635,119	140,156	2.1%
BP plc	19,101,162	137,989	2.1%
GlaxoSmithKline plc	5,083,790	117,443	1.8%
British American Tobacco plc	1,982,989	101,707	1.5%
Royal Dutch Shell plc Class B	2,681,945	98,145	1.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,265,335	80,796	1.2%
BG Group plc	3,417,307	80,632	1.2%
Rio Tinto plc	1,381,233	77,425	1.2%
BHP Billiton plc	2,130,475	68,584	1.0%
Diageo plc	2,516,697	63,479	1.0%
Standard Chartered plc	2,399,486	58,657	0.9%
AstraZeneca plc	1,312,114	57,499	0.9%
Anglo American plc	1,331,821	51,468	0.8%
Royal Dutch Shell plc Class A	1,402,524	50,022	0.7%
Unilever plc	1,290,092	44,072	0.7%
TESCO plc	8,066,554	41,564	0.6%
Barclays plc	11,659,571	41,279	0.6%
Imperial Tobacco Group plc	1,015,635	40,616	0.6%

14

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
SABMiller plc		959,445	40,324	0.6%
Xstrata plc		2,088,375	40,108	0.6%
National Grid plc		3,578,464	38,642	0.6%
Reckitt Benckiser Group plc		623,075	36,271	0.5%
United Kingdom—Other †			715,324	10.8%
			2,384,641	35.9%
Total Common Stocks (Cost $9,600,247)			6,596,974	99.3%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	401,896,227	401,896	6.1%

5U.S. Government and Agency Obligations †			2,600	0.0%
Total Temporary Cash Investments (Cost $404,497)			404,496	6.1%[2]
[6]Total Investments (Cost $10,004,744)			7,001,470	105.4%
Other Assets and Liabilities
Other Assets			48,861	0.7%
Liabilities[4]			(405,751)	(6.1%)
			(356,890)	(5.4%)
Net Assets			6,644,580	100.0%

At April 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,006,538
Undistributed Net Investment Income				88,376
Accumulated Net Realized Losses				(2,447,205)
Unrealized Appreciation (Depreciation)
Investment Securities				(3,003,274)
Futures Contracts				(1,091)
Forward Currency Contracts				683
Foreign Currencies				553
Net Assets				6,644,580

Investor Shares—Net Assets
Applicable to 32,611,121 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				786,287
Net Asset Value Per Share—Investor Shares				$24.11

Admiral Shares—Net Assets
Applicable to 43,862,286 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,463,795
Net Asset Value Per Share—Admiral Shares				$56.17

15

European Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 10,926,036 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	237,475
Net Asset Value Per Share—Signal Shares	$21.73

Institutional Shares—Net Assets
Applicable to 26,661,351 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	638,679
Net Asset Value Per Share—Institutional Shares	$23.96

ETF Shares—Net Assets
Applicable to 56,066,196 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,518,344
Net Asset Value Per Share—ETF Shares	$44.92

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of this security represented 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $381,214,000 of collateral received for securities on loan.
5 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $353,888,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	135,831
Interest[2]	16
Security Lending	1,139
Total Income	136,986
Expenses
The Vanguard Group—Note B
Investment Advisory Services	241
Management and Administrative—Investor Shares	812
Management and Administrative—Admiral Shares	1,196
Management and Administrative—Signal Shares	97
Management and Administrative—Institutional Shares	157
Management and Administrative—ETF Shares	1,032
Marketing and Distribution—Investor Shares	125
Marketing and Distribution—Admiral Shares	216
Marketing and Distribution—Signal Shares	34
Marketing and Distribution—Institutional Shares	92
Marketing and Distribution—ETF Shares	379
Custodian Fees	299
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	46
Trustees’ Fees and Expenses	3
Total Expenses	4,759
Net Investment Income	132,227
Realized Net Gain (Loss)
Investment Securities Sold	(163,544)
Futures Contracts	5,139
Foreign Currencies and Forward Currency Contracts	(1,187)
Realized Net Gain (Loss)	(159,592)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	190,964
Futures Contracts	(4,742)
Foreign Currencies and Forward Currency Contracts	243
Change in Unrealized Appreciation (Depreciation)	186,465
Net Increase (Decrease) in Net Assets Resulting from Operations	159,100

1 Dividends are net of foreign withholding taxes of $12,374,000.
2 Interest income from an affiliated company of the fund was $13,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	132,227	276,482
Realized Net Gain (Loss)	(159,592)	(270,598)
Change in Unrealized Appreciation (Depreciation)	186,465	(533,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	159,100	(527,723)
Distributions
Net Investment Income
Investor Shares	(32,997)	(39,214)
Admiral Shares	(104,044)	(127,944)
Signal Shares	(9,299)	(11,677)
Institutional Shares	(25,923)	(24,552)
ETF Shares	(102,658)	(130,385)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(274,921)	(333,772)
Capital Share Transactions
Investor Shares	(51,609)	(931,336)
Admiral Shares	(29,810)	739,377
Signal Shares	13,492	(11,702)
Institutional Shares	34,475	(695,500)
ETF Shares	(50,465)	155,154
Net Increase (Decrease) from Capital Share Transactions	(83,917)	(744,007)
Total Increase (Decrease)	(199,738)	(1,605,502)
Net Assets
Beginning of Period	6,844,318	8,449,820
End of Period[1]	6,644,580	6,844,318
1 Net Assets—End of Period includes undistributed net investment income of $88,376,000 and $231,660,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$24.48	$27.15	$25.77	$21.99	$43.43	$34.67
Investment Operations
Net Investment Income	.507	.882[1]	.768[1]	1.008	1.372[1]	1.298[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.111	(2.545)	1.594	4.269	(21.597)	8.386
Total from Investment Operations	.618	(1.663)	2.362	5.277	(20.225)	9.684
Distributions
Dividends from Net Investment Income	(.988)	(1.007)	(.982)	(1.497)	(1.215)	(.924)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.988)	(1.007)	(.982)	(1.497)	(1.215)	(.924)
Net Asset Value, End of Period	$24.11	$24.48	$27.15	$25.77	$21.99	$43.43

Total Return[2]	2.93%	-6.35%	9.35%	26.25%	-47.80%	28.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$786	$851	$1,884	$5,789	$10,534	$26,188
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.27%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.94%	3.46%	2.98%	3.80%	3.82%	3.35%
Portfolio Turnover Rate[3]	4%	6%	11%	18%	15%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$57.09	$63.75	$60.51	$51.71	$102.09	$81.50
Investment Operations
Net Investment Income	1.219	2.222[1]	1.758[1]	2.448	3.177[1]	3.140[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.252	(6.020)	3.864	9.968	(50.618)	19.692
Total from Investment Operations	1.471	(3.798)	5.622	12.416	(47.441)	22.832
Distributions
Dividends from Net Investment Income	(2.391)	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.391)	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)
Net Asset Value, End of Period	$56.17	$57.09	$63.75	$60.51	$51.71	$102.09

Total Return[2]	3.00%	-6.22%	9.49%	26.33%	-47.74%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,464	$2,531	$2,087	$1,700	$1,472	$2,955
Ratio of Total Expenses to
Average Net Assets	0.13%	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.07%	3.58%	3.10%	3.91%	3.92%	3.45%
Portfolio Turnover Rate[3]	4%	6%	11%	18%	15%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.09	$24.68	$23.42	$20.01	$39.50	$31.51
Investment Operations
Net Investment Income	.472	.852[1]	.686[1]	.947	1.255[1]	1.151[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.092	(2.327)	1.497	3.860	(19.616)	7.681
Total from Investment Operations	.564	(1.475)	2.183	4.807	(18.361)	8.832
Distributions
Dividends from Net Investment Income	(.924)	(1.115)	(.923)	(1.397)	(1.129)	(.842)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.924)	(1.115)	(.923)	(1.397)	(1.129)	(.842)
Net Asset Value, End of Period	$21.73	$22.09	$24.68	$23.42	$20.01	$39.50

Total Return[2]	2.98%	-6.24%	9.52%	26.34%	-47.74%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$227	$272	$245	$223	$502
Ratio of Total Expenses to
Average Net Assets	0.13%	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.07%	3.58%	3.10%	3.91%	3.92%	3.45%
Portfolio Turnover Rate[3]	4%	6%	11%	18%	15%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$24.36	$27.20	$25.80	$22.04	$43.51	$34.74
Investment Operations
Net Investment Income	.524	.898[1]	.764[1]	1.036	1.315[1]	1.350[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.108	(2.510)	1.644	4.277	(21.524)	8.390
Total from Investment Operations	.632	(1.612)	2.408	5.313	(20.209)	9.740
Distributions
Dividends from Net Investment Income	(1.032)	(1.228)	(1.008)	(1.553)	(1.261)	(.970)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.032)	(1.228)	(1.008)	(1.553)	(1.261)	(.970)
Net Asset Value, End of Period	$23.96	$24.36	$27.20	$25.80	$22.04	$43.51

Total Return[2]	3.02%	-6.19%	9.53%	26.45%	-47.72%	28.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$639	$606	$1,349	$853	$3,316	$5,263
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.10%	3.62%	3.14%	3.95%	3.95%	3.48%
Portfolio Turnover Rate[3]	4%	6%	11%	18%	15%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

MSCI Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$45.66	$51.00	$48.41	$41.37	$81.66	$65.21
Investment Operations
Net Investment Income	.973	1.826[1]	1.420[1]	1.964	2.530[1]	2.576[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.195	(4.860)	3.082	7.977	(40.464)	15.683
Total from Investment Operations	1.168	(3.034)	4.502	9.941	(37.934)	18.259
Distributions
Dividends from Net Investment Income	(1.908)	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.908)	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)
Net Asset Value, End of Period	$44.92	$45.66	$51.00	$48.41	$41.37	$81.66

Total Return	3.00%	-6.22%	9.48%	26.33%	-47.73%	28.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,518	$2,630	$2,858	$2,464	$1,754	$3,148
Ratio of Total Expenses to
Average Net Assets	0.13%	0.14%	0.14%	0.16%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.07%	3.58%	3.10%	3.91%	3.93%	3.45%
Portfolio Turnover Rate[2]	4%	6%	11%	18%	15%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2012. ETF Shares, known as Vanguard MSCI Europe ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

24

European Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,016,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,576	6,592,398	—
Temporary Cash Investments	401,896	2,600	—
Futures Contracts— Assets[1]	691	—	—
Forward Currency Contracts—Assets	—	683	—
Total	407,163	6,595,681	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2012, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	691	683	1,374

26

European Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,139	—	5,139
Forward Currency Contracts	—	(168)	(168)
Realized Net Gain (Loss) on Derivatives	5,139	(168)	4,971

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,742)	—	(4,742)
Forward Currency Contracts	—	155	155
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,742)	155	(4,587)

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2012	719	21,497	(949)
FTSE 100 Index	June 2012	190	17,633	(142)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/20/12	EUR	16,959	USD	22,452	197
UBS AG	6/20/12	GBP	10,946	USD	17,769	486

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

27

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $1,019,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $429,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $1,104,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2012, the fund realized $31,026,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $2,316,734,000 to offset future net capital gains of $357,042,000 through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $10,005,848,000. Net unrealized depreciation of investment securities for tax purposes was $3,004,378,000, consisting of unrealized gains of $521,442,000 on securities that had risen in value since their purchase and $3,525,820,000 in unrealized losses on securities that had fallen in value since their purchase.

28

European Stock Index Fund

F. During the six months ended April 30, 2012, the fund purchased $508,488,000 of investment securities and sold $776,197,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	44,540	1,886	121,497	4,542
Issued in Lieu of Cash Distributions	30,424	1,389	36,112	1,387
Redeemed[1]	(126,573)	(5,431)	(1,088,945)	(40,559)
Net Increase (Decrease)—Investor Shares	(51,609)	(2,156)	(931,336)	(34,630)
Admiral Shares
Issued	108,296	1,969	1,023,624	16,220
Issued in Lieu of Cash Distributions	88,737	1,740	109,472	1,806
Redeemed[1]	(226,843)	(4,173)	(393,719)	(6,429)
Net Increase (Decrease)—Admiral Shares	(29,810)	(464)	739,377	11,597
Signal Shares
Issued	37,153	1,766	90,567	3,747
Issued in Lieu of Cash Distributions	7,656	388	9,978	425
Redeemed[1]	(31,317)	(1,484)	(112,247)	(4,954)
Net Increase (Decrease)—Signal Shares	13,492	670	(11,702)	(782)
Institutional Shares
Issued	120,860	5,335	217,655	8,575
Issued in Lieu of Cash Distributions	15,859	729	13,369	517
Redeemed[1]	(102,244)	(4,287)	(926,524)	(33,822)
Net Increase (Decrease)—Institutional Shares	34,475	1,777	(695,500)	(24,730)
ETF Shares
Issued	364,291	8,267	766,622	14,671
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(414,756)	(9,800)	(611,468)	(13,100)
Net Increase (Decrease)—ETF Shares	(50,465)	(1,533)	155,154	1,571
1 Net of redemption fees for fiscal 2012 and 2011 of $48,000 and $291,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Pacific Stock Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	466	462	1,837
Median Market Cap	$17.8B	$17.8B	$27.6B
Price/Earnings Ratio	15.0x	15.0x	13.5x
Price/Book Ratio	1.2x	1.2x	1.4x
Return on Equity	11.8%	11.8%	17.2%
Earnings Growth Rate	-5.5%	-5.5%	3.9%
Dividend Yield	3.1%	3.1%	3.3%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	14.4%	14.4%	9.6%
Consumer Staples	6.4	6.3	10.0
Energy	2.8	2.7	11.4
Financials	29.5	29.7	23.6
Health Care	4.6	4.6	6.9
Industrials	16.1	16.1	10.6
Information
Technology	7.9	7.9	6.6
Materials	10.8	10.8	11.5
Telecommunication
Services	3.8	3.8	5.9
Utilities	3.7	3.7	3.9

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.94	0.86
Beta	1.01	0.75

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

BHP Billiton Ltd.	Diversified Metals
	& Mining	3.3%
Toyota Motor Corp.	Automobile
	Manufacturers	3.1
Commonwealth Bank of
Australia	Diversified Banks	2.4
Westpac Banking Corp.	Diversified Banks	2.0
Australia & New Zealand
Banking Group Ltd.	Diversified Banks	1.8
Mitsubishi UFJ Financial
Group Inc.	Diversified Banks	1.7
Honda Motor Co Ltd.	Automobile
	Manufacturers	1.6
National Australia Bank
Ltd.	Diversified Banks	1.6
Canon Inc.	Office Electronics	1.4
Sumitomo Mitsui
Financial Group Inc.	Diversified Banks	1.2
Top Ten		20.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 30, 2012, for Investor, Admiral, Signal, and Institutional Shares and February 28, 2012, for MSCI Pacific ETF Shares. They represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares.

30

Pacific Stock Index Fund

Market Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	43.3%
Pacific
Japan	60.9%	60.9%	14.5%
Australia	25.2	25.1	6.0
Hong Kong	8.3	8.4	2.0
Singapore	5.2	5.2	1.2
Other	0.4	0.4	0.1
Subtotal	100.0%	100.0%	23.8%
Emerging Markets	0.0%	0.0%	24.2%
North America	0.0%	0.0%	8.3%
Middle East	0.0%	0.0%	0.4%

31

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-1.77%	-2.36%	6.25%
Admiral Shares	8/13/2001	-1.68	-2.27	6.36
Signal Shares	6/4/2007	-1.65	—	-3.02[1]
Institutional Shares	5/15/2000	-1.59	-2.22	6.42
MSCI Pacific ETF Shares	3/4/2005
Market Price		-1.65	-2.31	3.26[1]
Net Asset Value		-1.67	-2.26	3.27[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.
See Financial Highlights for dividend and capital gains information.

32

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,592,740	133,318	3.3%
Commonwealth Bank of Australia	1,763,794	95,145	2.4%
Westpac Banking Corp.	3,390,467	79,901	2.0%
Australia & New Zealand Banking Group Ltd.	2,948,703	73,050	1.8%
National Australia Bank Ltd.	2,465,560	64,449	1.6%
Woolworths Ltd.	1,370,691	36,959	0.9%
Wesfarmers Ltd.	1,125,170	35,333	0.9%
Rio Tinto Ltd.	487,537	33,360	0.8%
Woodside Petroleum Ltd.	721,405	26,089	0.6%
Westfield Group	2,458,606	23,508	0.6%
CSL Ltd.	585,634	22,301	0.6%
Newcrest Mining Ltd.	804,939	21,935	0.5%
Australia—Other †		359,292	8.9%
		1,004,640	24.9%
Hong Kong
1 AIA Group Ltd.	9,431,697	33,378	0.8%
Hutchison Whampoa Ltd.	2,382,531	22,825	0.6%
Cheung Kong Holdings Ltd.	1,555,436	20,571	0.5%
Sun Hung Kai Properties Ltd.	1,580,118	18,926	0.5%
CLP Holdings Ltd.	2,154,150	18,441	0.5%
Hong Kong Exchanges and Clearing Ltd.	1,149,844	18,286	0.4%
1 Hong Kong—Other †		202,413	5.0%
		334,840	8.3%
Japan
Toyota Motor Corp.	3,086,871	126,493	3.1%
Mitsubishi UFJ Financial Group Inc.	14,252,226	68,432	1.7%
Honda Motor Co. Ltd.	1,824,227	65,652	1.6%
Canon Inc.	1,268,842	57,514	1.4%
Sumitomo Mitsui Financial Group Inc.	1,502,459	48,077	1.2%
Mizuho Financial Group Inc.	25,512,381	40,220	1.0%

33

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Takeda Pharmaceutical Co. Ltd.		883,248	38,541	1.0%
FANUC Corp.		214,454	36,168	0.9%
Mitsubishi Corp.		1,572,618	34,082	0.8%
Hitachi Ltd.		5,057,813	32,214	0.8%
Komatsu Ltd.		1,061,509	30,550	0.8%
Mitsui & Co. Ltd.		1,946,045	30,389	0.7%
Softbank Corp.		992,415	29,620	0.7%
NTT DoCoMo Inc.		17,105	29,207	0.7%
Nissan Motor Co. Ltd.		2,783,562	28,941	0.7%
Japan Tobacco Inc.		5,037	27,903	0.7%
Shin-Etsu Chemical Co. Ltd.		458,957	26,491	0.7%
Seven & I Holdings Co. Ltd.		842,314	25,497	0.6%
Mitsubishi Estate Co. Ltd.		1,401,914	24,784	0.6%
East Japan Railway Co.		380,212	23,656	0.6%
Nippon Telegraph & Telephone Corp.		489,417	22,144	0.5%
KDDI Corp.		3,257	21,321	0.5%
Tokio Marine Holdings Inc.		809,890	20,720	0.5%
Astellas Pharma Inc.		497,551	20,178	0.5%
ITOCHU Corp.		1,684,900	19,063	0.5%
Mitsubishi Electric Corp.		2,162,954	19,001	0.5%
Panasonic Corp.		2,467,517	18,918	0.5%
Toshiba Corp.		4,502,424	18,405	0.5%
NTT Data Corp.		1,413	4,890	0.1%
Daihatsu Motor Co. Ltd.		212,557	4,012	0.1%
^ Hitachi Construction Machinery Co. Ltd.		120,232	2,600	0.1%
Hitachi Metals Ltd.		184,407	2,297	0.1%
Hitachi Chemical Co. Ltd.		117,166	2,172	0.1%
Hino Motors Ltd.		298,209	2,109	0.1%
Hitachi High-Technologies Corp.		68,780	1,728	0.0%
NTT Urban Development Corp.		1,273	977	0.0%
Japan—Other †			1,426,055	35.3%
			2,431,021	60.2%

New Zealand †			14,211	0.3%

Singapore
Singapore Telecommunications Ltd.		8,913,109	22,421	0.6%
DBS Group Holdings Ltd.		1,959,779	22,017	0.6%
United Overseas Bank Ltd.		1,409,267	21,865	0.5%
Oversea-Chinese Banking Corp. Ltd.		2,882,594	20,817	0.5%
Singapore—Other †			122,622	3.0%
			209,742	5.2%
Total Common Stocks (Cost $5,315,485)			3,994,454	98.9%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.137%	85,150,345	85,150	2.1%

5U.S. Government and Agency Obligations †			2,604	0.1%
Total Temporary Cash Investments (Cost $87,755)			87,754	2.2%[2]
Total Investments (Cost $5,403,240)			4,082,208	101.1%

34

Pacific Stock Index Fund

	Market Percentage
	Value	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets	33,762	0.9%
Liabilities[3]	(79,819)	(2.0%)
	(46,057)	(1.1%)
Net Assets	4,036,151	100.0%

At April 30, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,511,571
Undistributed Net Investment Income		33,479
Accumulated Net Realized Losses		(1,187,759)
Unrealized Appreciation (Depreciation)
Investment Securities		(1,321,032)
Futures Contracts		(1,353)
Forward Currency Contracts		301
Foreign Currencies		944
Net Assets		4,036,151

Investor Shares—Net Assets
Applicable to 41,023,090 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		406,529
Net Asset Value Per Share—Investor Shares		$9.91

Admiral Shares—Net Assets
Applicable to 23,055,247 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,483,424
Net Asset Value Per Share—Admiral Shares		$64.34

Signal Shares—Net Assets
Applicable to 7,401,963 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		165,402
Net Asset Value Per Share—Signal Shares		$22.35

35

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 38,968,045 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	383,700
Net Asset Value Per Share—Institutional Shares	$9.85

ETF Shares—Net Assets
Applicable to 30,694,353 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,597,096
Net Asset Value Per Share—ETF Shares	$52.03

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $63,522,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $37,755,000, representing 0.9% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.0%, respectively, of net assets.
3 Includes $66,632,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $2,004,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	59,535
Interest[2]	16
Security Lending	510
Total Income	60,061
Expenses
The Vanguard Group—Note B
Investment Advisory Services	156
Management and Administrative—Investor Shares	408
Management and Administrative—Admiral Shares	670
Management and Administrative—Signal Shares	66
Management and Administrative—Institutional Shares	83
Management and Administrative—ETF Shares	629
Marketing and Distribution—Investor Shares	65
Marketing and Distribution—Admiral Shares	130
Marketing and Distribution—Signal Shares	20
Marketing and Distribution—Institutional Shares	56
Marketing and Distribution—ETF Shares	182
Custodian Fees	286
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	2
Total Expenses	2,804
Expenses Paid Indirectly	(21)
Net Expenses	2,783
Net Investment Income	57,278
Realized Net Gain (Loss)
Investment Securities Sold	(37,145)
Futures Contracts	2,261
Foreign Currencies and Forward Currency Contracts	(1,358)
Realized Net Gain (Loss)	(36,242)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	174,916
Futures Contracts	(2,362)
Foreign Currencies and Forward Currency Contracts	1,002
Change in Unrealized Appreciation (Depreciation)	173,556
Net Increase (Decrease) in Net Assets Resulting from Operations	194,592

1 Dividends are net of foreign withholding taxes of $2,174,000.
2 Interest income from an affiliated company of the fund was $15,000.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,278	124,465
Realized Net Gain (Loss)	(36,242)	(75,684)
Change in Unrealized Appreciation (Depreciation)	173,556	(169,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	194,592	(120,844)
Distributions
Net Investment Income
Investor Shares	(12,222)	(16,209)
Admiral Shares	(44,337)	(61,136)
Signal Shares	(4,645)	(6,438)
Institutional Shares	(11,449)	(15,525)
ETF Shares	(46,866)	(60,867)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(119,519)	(160,175)
Capital Share Transactions
Investor Shares	(39,020)	(409,292)
Admiral Shares	5,850	408,150
Signal Shares	12,872	(8,847)
Institutional Shares	19,579	(432,407)
ETF Shares	96,779	103,279
Net Increase (Decrease) from Capital Share Transactions	96,060	(339,117)
Total Increase (Decrease)	171,133	(620,136)
Net Assets
Beginning of Period	3,865,018	4,485,154
End of Period[1]	4,036,151	3,865,018
1 Net Assets—End of Period includes undistributed net investment income of $33,479,000 and $96,544,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.74	$10.40	$9.61	$7.94	$14.19	$12.13
Investment Operations
Net Investment Income	.141	.289[1]	.243[1]	.189[1]	.281	.236
Net Realized and Unrealized Gain (Loss)
on Investments	.315	(.619)	.803	1.621	(6.228)	2.091
Total from Investment Operations	.456	(.330)	1.046	1.810	(5.947)	2.327
Distributions
Dividends from Net Investment Income	(.286)	(.330)	(.256)	(.140)	(.303)	(.267)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.286)	(.330)	(.256)	(.140)	(.303)	(.267)
Net Asset Value, End of Period	$9.91	$9.74	$10.40	$9.61	$7.94	$14.19

Total Return[2]	4.98%	-3.45%	11.09%	23.23%	-42.71%	19.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$407	$438	$868	$2,846	$5,065	$11,281
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.27%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.85%	2.37%	2.42%	2.32%	1.80%
Portfolio Turnover Rate[3]	3%	4%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$63.28	$68.06	$62.95	$52.04	$92.94	$79.43
Investment Operations
Net Investment Income	.963	2.051[1]	1.533[1]	1.386[1]	1.933	1.613
Net Realized and Unrealized Gain (Loss)
on Investments	2.054	(4.080)	5.337	10.531	(40.773)	13.714
Total from Investment Operations	3.017	(2.029)	6.870	11.917	(38.840)	15.327
Distributions
Dividends from Net Investment Income	(1.957)	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.957)	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)
Net Asset Value, End of Period	$64.34	$63.28	$68.06	$62.95	$52.04	$92.94

Total Return[2]	5.08%	-3.33%	11.13%	23.38%	-42.62%	19.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,483	$1,451	$1,165	$849	$737	$1,292
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.96%	2.97%	2.49%	2.53%	2.42%	1.90%
Portfolio Turnover Rate[3]	3%	4%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Signal Shares
Six Months						June 4,
	Ended					2007[1] to
For a Share Outstanding	April 30,				Year Ended October 31,	Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.98	$23.64	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.334	.695[2]	.541[2]	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss)
on Investments	.716	(1.394)	1.840	3.658	(14.158)	1.500
Total from Investment Operations	1.050	(.699)	2.381	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.680)	(.961)	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.680)	(.961)	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$22.35	$21.98	$23.64	$21.87	$18.08	$32.28

Total Return[3]	5.09%	-3.31%	11.10%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$165	$149	$171	$159	$150	$247
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to
Average Net Assets	2.96%	2.97%	2.49%	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	3%	4%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.69	$10.42	$9.63	$7.96	$14.22	$12.15
Investment Operations
Net Investment Income	.149	.303[1]	.243[1]	.215[1]	.300	.251
Net Realized and Unrealized Gain (Loss)
on Investments	.315	(.609)	.816	1.613	(6.242)	2.102
Total from Investment Operations	.464	(.306)	1.059	1.828	(5.942)	2.353
Distributions
Dividends from Net Investment Income	(.304)	(.424)	(.269)	(.158)	(.318)	(.283)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.304)	(.424)	(.269)	(.158)	(.318)	(.283)
Net Asset Value, End of Period	$9.85	$9.69	$10.42	$9.63	$7.96	$14.22

Total Return[2]	5.11%	-3.29%	11.22%	23.46%	-42.62%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$384	$354	$799	$487	$1,610	$2,720
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.00%	3.01%	2.53%	2.57%	2.45%	1.93%
Portfolio Turnover Rate[3]	3%	4%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

MSCI Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$51.18	$55.06	$50.92	$42.10	$75.17	$64.24
Investment Operations
Net Investment Income	.781	1.638[1]	1.265[1]	1.109[1]	1.573	1.314
Net Realized and Unrealized Gain (Loss)
on Investments	1.654	(3.275)	4.296	8.534	(32.974)	11.089
Total from Investment Operations	2.435	(1.637)	5.561	9.643	(31.401)	12.403
Distributions
Dividends from Net Investment Income	(1.585)	(2.243)	(1.421)	(.823)	(1.669)	(1.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.585)	(2.243)	(1.421)	(.823)	(1.669)	(1.473)
Net Asset Value, End of Period	$52.03	$51.18	$55.06	$50.92	$42.10	$75.17

Total Return	5.08%	-3.34%	11.11%	23.38%	-42.61%	19.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,597	$1,472	$1,482	$1,288	$1,186	$1,503
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.96%	2.97%	2.49%	2.53%	2.43%	1.90%
Portfolio Turnover Rate[2]	3%	4%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2012. ETF Shares, known as Vanguard MSCI Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

44

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

45

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $598,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2012, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,211	3,991,243	—
Temporary Cash Investments	85,150	2,604	—
Futures Contracts— Assets[1]	83	—	—
Forward Currency Contracts—Assets	—	348	—
Forward Currency Contracts—Liabilities	—	(47)
Total	88,444	3,994,148	—
1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	83	348	431
Liabilities	—	(47)	(47)

46

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,261	—	2,261
Forward Currency Contracts	—	(197)	(197)
Realized Net Gain (Loss) on Derivatives	2,261	(197)	2,064

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,362)	—	(2,362)
Forward Currency Contracts	—	(416)	(416)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,362)	(416)	(2,778)

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2012	301	30,252	(1,656)
S&P ASX 200 Index	June 2012	132	15,106	303

At April 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/12/12	JPY	643,048	USD	8,057	294
UBS AG	6/26/12	AUD	7,508	USD	7,769	54
UBS AG	6/26/12	AUD	6,710	USD	6,943	(47)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

47

Pacific Stock Index Fund

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $1,161,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $337,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $1,793,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2012, the fund realized $2,436,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $1,149,165,000 to offset future net capital gains of $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018 and $54,384,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $5,405,033,000. Net unrealized depreciation of investment securities for tax purposes was $1,322,825,000, consisting of unrealized gains of $219,128,000 on securities that had risen in value since their purchase and $1,541,953,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended April 30, 2012, the fund purchased $146,151,000 of investment securities and sold $117,919,000 of investment securities, other than temporary cash investments.

48

Pacific Stock Index Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	29,876	3,107	97,456	9,225
Issued in Lieu of Cash Distributions	11,516	1,279	15,294	1,433
Redeemed[1]	(80,412)	(8,375)	(522,042)	(49,125)
Net Increase (Decrease)—Investor Shares	(39,020)	(3,989)	(409,292)	(38,467)
Admiral Shares
Issued	88,949	1,423	569,343	8,201
Issued in Lieu of Cash Distributions	37,785	647	52,035	751
Redeemed[1]	(120,884)	(1,944)	(213,228)	(3,135)
Net Increase (Decrease)—Admiral Shares	5,850	126	408,150	5,817
Signal Shares
Issued	22,919	1,060	48,013	2,008
Issued in Lieu of Cash Distributions	3,981	196	5,823	242
Redeemed[1]	(14,028)	(646)	(62,683)	(2,694)
Net Increase (Decrease)—Signal Shares	12,872	610	(8,847)	(444)
Institutional Shares
Issued	64,089	6,923	63,371	6,109
Issued in Lieu of Cash Distributions	7,242	810	10,333	974
Redeemed[1]	(51,752)	(5,324)	(506,111)	(47,249)
Net Increase (Decrease)—Institutional Shares	19,579	2,409	(432,407)	(40,166)
ETF Shares
Issued	96,779	1,929	160,710	2,943
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(57,431)	(1,100)
Net Increase (Decrease)—ETF Shares	96,779	1,929	103,279	1,843
1 Net of redemption fees for fiscal 2012 and 2011 of $33,000 and $45,000, respectively (fund totals).

I. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
MSCI
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.20%	0.20%	0.13%	0.10%	0.20%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	903	811	1,837
Median Market Cap	$16.6B	$17.1B	$27.6B
Price/Earnings Ratio	12.3x	11.6x	13.5x
Price/Book Ratio	1.8x	1.7x	1.4x
Return on Equity	20.1%	19.6%	17.2%
Earnings Growth Rate	15.0%	14.5%	3.9%
Dividend Yield	2.4%	2.7%	3.3%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.2%	8.1%	9.6%
Consumer Staples	8.1	8.2	10.0
Energy	13.5	14.0	11.4
Financials	24.1	23.7	23.6
Health Care	1.0	1.1	6.9
Industrials	6.6	6.6	10.6
Information
Technology	14.2	13.7	6.6
Materials	12.5	12.6	11.5
Telecommunication
Services	8.2	8.3	5.9
Utilities	3.6	3.7	3.9

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.98	0.90
Beta	1.03	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co.
Ltd.	Semiconductors	4.1%
Petroleo Brasileiro SA	Integrated Oil &
	Gas	2.3
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.0
Vale SA	Steel	2.0
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.8
Gazprom OAO	Integrated Oil &
	Gas	1.7
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.5
China Construction Bank
Corp.	Diversified Banks	1.3
Hyundai Motor Co.	Automobile
	Manufacturers	1.1
Industrial & Commercial
Bank of China	Diversified Banks	1.1
Top Ten		18.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 30, 2012, for Investor, Admiral, Signal, Institutional, and Institutional Plus Shares and February 28, 2012, for MSCI Emerging Markets ETF Shares. They represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.33% for Investor Shares, 0.19% for Admiral Shares, 0.19% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.19% for MSCI Emerging Markets ETF Shares.

50

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)

		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	43.3%
Pacific	0.0%	0.0%	23.8%
Emerging Markets
China	18.1%	18.1%	4.4%
South Korea	15.4	15.3	3.7
Brazil	14.0	14.0	3.4
Taiwan	10.8	10.7	2.6
South Africa	7.8	7.7	1.9
Russia	6.6	6.5	1.6
India	6.4	6.3	1.5
Mexico	4.8	4.8	1.1
Malaysia	3.4	3.4	0.8
Indonesia	2.8	2.7	0.7
Thailand	2.2	2.1	0.5
Chile	1.8	1.8	0.4
Poland	1.4	1.4	0.3
Turkey	1.4	1.4	0.3
Other	3.1	3.8	1.0
Subtotal	100.0%	100.0%	24.2%
North America	0.0%	0.0%	8.3%
Middle East	0.0%	0.0%	0.4%

51

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes.
Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-9.07%	4.42%	13.71%
Admiral Shares	6/23/2006	-8.98	4.55	9.17[1]
Signal Shares	1/19/2007	-8.99	4.54	5.04[1]
Institutional Shares	6/22/2000	-8.89	4.62	13.90
Institutional Plus Shares	12/15/2010	-8.88	—	-3.18[1]
MSCI Emerging Markets ETF	3/4/2005
Shares
Market Price		-9.13	4.51	10.39[1]
Net Asset Value		-8.98	4.55	10.38[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.
See Financial Highlights for dividend and capital gains information.

52

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
^ Vale SA Class B Pfd. ADR	27,044,876	584,981	0.9%
Petroleo Brasileiro SA ADR Type A	25,311,838	560,910	0.8%
Itau Unibanco Holding SA ADR	31,473,444	493,818	0.7%
Petroleo Brasileiro SA ADR	18,333,505	431,571	0.7%
Cia de Bebidas das Americas ADR	9,895,525	415,414	0.6%
Banco Bradesco SA ADR	24,658,040	395,268	0.6%
Vale SA Class B ADR	17,490,800	388,296	0.6%
Petroleo Brasileiro SA Prior Pfd.	27,963,628	309,248	0.5%
Vale SA Prior Pfd.	10,542,777	228,151	0.3%
Itausa - Investimentos Itau SA Prior Pfd.	47,548,829	226,001	0.3%
Petroleo Brasileiro SA	19,207,388	224,807	0.3%
Vale SA	7,134,838	158,406	0.2%
Brazil—Other †		5,054,763	7.5%
		9,471,634	14.0%

Chile †		1,245,427	1.8%

China
China Mobile Ltd.	112,832,167	1,248,321	1.9%
China Construction Bank Corp.	1,126,281,857	874,044	1.3%
Industrial & Commercial Bank of China	1,138,490,003	756,451	1.1%
CNOOC Ltd.	334,448,552	706,739	1.1%
Tencent Holding s Ltd.	18,974,472	593,594	0.9%
PetroChina Co. Ltd.	395,695,679	590,258	0.9%
Bank of China Ltd.	1,254,622,277	522,452	0.8%
China Life Insurance Co. Ltd.	139,110,470	370,388	0.6%
China Petroleum & Chemical Corp.	314,705,540	334,252	0.5%
China Shenhua Energy Co. Ltd.	63,772,825	281,624	0.4%
Ping An Insurance Group Co.	32,114,988	266,756	0.4%
China Unicom Hong Kong Ltd.	110,843,048	193,862	0.3%
China Overseas Land & Investment Ltd.	76,071,076	164,391	0.3%

53

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Agricultural Bank of China Ltd.	344,704,045	163,028	0.2%
	China Telecom Corp. Ltd.	261,333,683	140,062	0.2%
	Dongfeng Motor Group Co. Ltd.	51,368,044	100,469	0.2%
	China Coal Energy Co. Ltd.	77,153,000	88,146	0.1%
	China Citic Bank Corp. Ltd.	138,150,919	87,535	0.1%
	China Resources Enterprise Ltd.	23,235,460	84,105	0.1%
	China Communications Construction Co. Ltd.	83,285,704	82,986	0.1%
	Yanzhou Coal Mining Co. Ltd.	37,700,720	78,962	0.1%
	Kunlun Energy Co. Ltd.	44,961,230	78,903	0.1%
^	China Resources Land Ltd.	38,150,000	73,004	0.1%
	China Merchants Holdings International Co. Ltd.	21,663,510	69,757	0.1%
	China Resources Power Holdings Co. Ltd.	30,840,548	56,053	0.1%
	China Oilfield Services Ltd.	28,622,000	46,109	0.1%
^	Sinopharm Group Co. Ltd.	15,302,000	39,873	0.1%
	Citic Pacific Ltd.	23,612,874	38,751	0.1%
	Guangdong Investment Ltd.	50,273,680	36,888	0.1%
	Huaneng Power International Inc.	61,059,978	36,142	0.1%
	China Longyuan Power Group Corp.	40,732,000	31,916	0.1%
^	CSR Corp. Ltd.	37,521,877	30,114	0.1%
	Air China Ltd.	41,345,548	29,864	0.1%
	China Railway Group Ltd.	72,989,608	28,771	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	13,777,407	28,694	0.0%
^	China Resources Cement Holdings Ltd.	35,552,686	28,077	0.0%
	China Railway Construction Corp. Ltd.	35,118,765	27,858	0.0%
^	China COSCO Holdings Co. Ltd.	47,976,000	27,601	0.0%
^	China Resources Gas Group Ltd.	12,758,000	24,718	0.0%
^	China State Construction International Holdings Ltd.	26,332,000	24,175	0.0%
^	Zhuzhou CSR Times Electric Co. Ltd.	8,389,000	23,649	0.0%
	Beijing Capital International Airport Co. Ltd.	35,969,654	23,435	0.0%
	China Communications Services Corp. Ltd.	44,523,973	22,839	0.0%
	China Agri-Industries Holdings Ltd.	29,946,586	21,900	0.0%
^	Poly Hong Kong Investments Ltd.	40,374,000	20,955	0.0%
	Franshion Properties China Ltd.	66,134,094	18,167	0.0%
^	AviChina Industry & Technology Co. Ltd.	36,416,000	16,739	0.0%
	Dah Chong Hong Holdings Ltd.	15,367,000	16,296	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	43,581,192	15,127	0.0%
^,*	China Southern Airlines Co. Ltd.	33,068,000	14,819	0.0%
^	Angang Steel Co. Ltd.	21,468,374	14,592	0.0%
^	Metallurgical Corp. of China Ltd.	48,427,000	10,751	0.0%
^	Sinofert Holdings Ltd.	34,699,917	7,537	0.0%
	China—Other †		3,573,607	5.3%
			12,286,106	18.1%
Colombia
	BanColombia SA ADR	6,192,307	420,024	0.6%
	Colombia—Other †		149,377	0.2%
			569,401	0.8%

Czech Republic †			225,795	0.3%

Egypt †			149,158	0.2%

Hungary †			215,057	0.3%

54

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
India
Infosys Ltd.	8,069,681	374,676	0.6%
Reliance Industries Ltd.	24,563,195	346,512	0.5%
Housing Development Finance Corp.	20,399,845	260,044	0.4%
India—Other †		3,319,972	4.9%
		4,301,204	6.4%
Indonesia
Astra International Tbk PT	38,402,790	295,731	0.4%
Telekomunikasi Indonesia Persero Tbk PT	191,171,979	176,273	0.3%
Bank Rakyat Indonesia Persero Tbk PT	208,488,100	150,097	0.2%
Bank Mandiri Persero Tbk PT	175,797,980	140,981	0.2%
Perusahaan Gas Negara Persero Tbk PT	216,770,980	78,715	0.1%
Semen Gresik Persero Tbk PT	59,460,320	78,367	0.1%
Bank Negara Indonesia Persero Tbk PT	120,123,084	52,403	0.1%
Tambang Batubara Bukit Asam Persero Tbk PT	17,495,357	35,020	0.1%
Vale Indonesia Tbk PT	39,377,150	13,225	0.0%
Aneka Tambang Persero Tbk PT	57,023,659	10,652	0.0%
Indonesia—Other †		839,198	1.3%
		1,870,662	2.8%

Malaysia †		2,299,572	3.4%

Mexico
America Movil SAB de CV	743,307,200	991,194	1.5%
Wal-Mart de Mexico SAB de CV	115,674,892	330,793	0.5%
Fomento Economico Mexicano SAB de CV	36,232,908	294,515	0.4%
Mexico—Other †		1,634,792	2.4%
		3,251,294	4.8%

Morocco †		12,684	0.0%

Peru †		461,731	0.7%

Philippines †		554,584	0.8%

Poland †		947,325	1.4%

Russia
Gazprom OAO ADR	87,482,883	1,013,232	1.5%
Lukoil OAO ADR	8,872,726	545,861	0.8%
Sberbank of Russia	132,842,072	426,500	0.6%
NovaTek OAO GDR	1,746,494	222,995	0.3%
Rosneft Oil Co. GDR	27,168,707	194,542	0.3%
Gazprom OAO	24,659,930	142,058	0.2%
VTB Bank OJSC GDR	25,642,735	107,538	0.2%
Federal Hydrogenerating Co. JSC	2,177,770,457	77,093	0.1%
AK Transneft OAO Prior Pfd.	28,480	53,450	0.1%
* IDGC Holding JSC	287,697,600	26,376	0.1%
Rosneft Oil Co.	3,355,481	24,013	0.0%
VTB Bank OJSC	442,200,349	951	0.0%
Russia—Other †		1,615,934	2.4%
		4,450,543	6.6%

55

	Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	South Africa
	MTN Group Ltd.	31,813,350	556,347	0.8%
	Sasol Ltd.	10,224,736	486,130	0.7%
	Naspers Ltd.	7,220,626	435,669	0.7%
	Standard Bank Group Ltd.	22,343,502	330,065	0.5%
	AngloGold Ashanti Ltd.	7,150,516	245,183	0.4%
	South Africa—Other †		3,201,860	4.7%
			5,255,254	7.8%
	South Korea
1	Samsung Electronics Co. Ltd. GDR	2,751,228	1,678,906	2.5%
	Samsung Electronics Co. Ltd.	696,259	852,194	1.3%
	Hyundai Motor Co.	2,891,793	682,666	1.0%
	Hyundai Mobis	1,277,932	345,511	0.5%
	Kia Motors Corp.	4,503,144	330,436	0.5%
	POSCO ADR	3,580,110	298,044	0.4%
	Samsung Electronics Co. Ltd. Prior Pfd.	385,403	274,663	0.4%
	SK Hynix Inc.	9,761,920	240,606	0.3%
	Hyundai Motor Co. 2nd Pfd.	705,424	49,440	0.1%
	Hyundai Motor Co. Prior Pfd.	422,887	27,806	0.0%
1	South Korea—Other †		5,608,725	8.3%
			10,388,997	15.3%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	58,484,443	911,188	1.3%
	Hon Hai Precision Industry Co. Ltd.	166,196,846	522,552	0.8%
	Taiwan Semiconductor Manufacturing Co. Ltd.	157,903,045	466,704	0.7%
	Taiwan—Other †		5,231,855	7.7%
			7,132,299	10.5%

	Thailand †		1,468,243	2.2%

	Turkey †		939,589	1.4%
	Total Common Stocks (Cost $61,544,189)		67,496,559	99.6%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund 0.137%	1,683,459,645	1,683,460	2.5%

	5U.S. Government and Agency Obligations †		13,095	0.0%
	Total Temporary Cash Investments (Cost $1,696,555)		1,696,555	2.5%[2]
	Total Investments (Cost $63,240,744)		69,193,114	102.1%
	Other Assets and Liabilities
	Other Assets		230,805	0.4%
	Liabilities[3]		(1,682,282)	(2.5%)
			(1,451,477)	(2.1%)
	Net Assets		67,741,637	100.0%

56

Emerging Markets Stock Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	64,715,251
Undistributed Net Investment Income	282,637
Accumulated Net Realized Losses	(3,205,026)
Unrealized Appreciation (Depreciation)
Investment Securities	5,952,370
Futures Contracts	(2,412)
Foreign Currencies	(1,183)
Net Assets	67,741,637

Investor Shares—Net Assets
Applicable to 94,373,364 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,547,031
Net Asset Value Per Share—Investor Shares	$26.99

Admiral Shares—Net Assets
Applicable to 196,429,921 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,966,091
Net Asset Value Per Share—Admiral Shares	$35.46

Signal Shares—Net Assets
Applicable to 24,180,019 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	824,575
Net Asset Value Per Share—Signal Shares	$34.10

57

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 63,930,564 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,724,899
Net Asset Value Per Share—Institutional Shares	$26.98

Institutional Plus Shares—Net Assets
Applicable to 20,190,113 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,811,905
Net Asset Value Per Share—Institutional Plus Shares	$89.74

ETF Shares—Net Assets
Applicable to 1,263,345,342 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	53,867,136
Net Asset Value Per Share—ETF Shares	$42.64

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,443,815,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,761,686,000, representing 2.6% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.2%, respectively, of net assets.
3 Includes $1,549,502,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $10,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

58

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	543,844
Interest[2]	176
Security Lending	23,800
Total Income	567,820
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,732
Management and Administrative—Investor Shares	2,920
Management and Administrative—Admiral Shares	3,846
Management and Administrative—Signal Shares	394
Management and Administrative—Institutional Shares	281
Management and Administrative—Institutional Plus Shares	140
Management and Administrative—ETF Shares	25,962
Marketing and Distribution—Investor Shares	380
Marketing and Distribution—Admiral Shares	609
Marketing and Distribution—Signal Shares	101
Marketing and Distribution—Institutional Shares	212
Marketing and Distribution—Institutional Plus Shares	209
Marketing and Distribution—ETF Shares	6,902
Custodian Fees	16,113
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	420
Trustees’ Fees and Expenses	26
Total Expenses	60,334
Net Investment Income	507,486
Realized Net Gain (Loss)
Investment Securities Sold	(287,239)
Futures Contracts	8,654
Foreign Currencies	(9,893)
Realized Net Gain (Loss)	(288,478)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,427,043
Futures Contracts	(2,386)
Foreign Currencies	(1,354)
Change in Unrealized Appreciation (Depreciation)	2,423,303
Net Increase (Decrease) in Net Assets Resulting from Operations	2,642,311

1 Dividends are net of foreign withholding taxes of $56,662,000.
2 Interest income from an affiliated company of the fund was $169,000.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	507,486	1,416,236
Realized Net Gain (Loss)	(288,478)	983,534
Change in Unrealized Appreciation (Depreciation)	2,423,303	(8,294,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,642,311	(5,895,208)
Distributions
Net Investment Income
Investor Shares	(49,312)	(45,629)
Admiral Shares	(141,105)	(125,032)
Signal Shares	(15,068)	(11,188)
Institutional Shares	(31,138)	(54,245)
Institutional Plus Shares	(36,088)	(1,323)
ETF Shares	(992,556)	(754,419)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,265,267)	(991,836)
Capital Share Transactions
Investor Shares	(90,182)	(2,736,615)
Admiral Shares	325,033	2,562,561
Signal Shares	139,878	98,315
Institutional Shares	384,173	(1,990,591)
Institutional Plus Shares	187,789	1,777,026
ETF Shares	6,504,717	10,797,233
Net Increase (Decrease) from Capital Share Transactions	7,451,408	10,507,929
Total Increase (Decrease)	8,828,452	3,620,885
Net Assets
Beginning of Period	58,913,185	55,292,300
End of Period[1]	67,741,637	58,913,185
1 Net Assets—End of Period includes undistributed net investment income of $282,637,000 and $1,049,694,000.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$26.39	$29.49	$23.90	$15.66	$36.78	$22.05
Investment Operations
Net Investment Income	.198	.589	.521[1]	.398[1]	.780	.604[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.931	(3.255)	5.383	8.542	(21.313)	14.522
Total from Investment Operations	1.129	(2.666)	5.904	8.940	(20.533)	15.126
Distributions
Dividends from Net Investment Income	(.529)	(.434)	(.314)	(.700)	(.587)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.529)	(.434)	(.314)	(.700)	(.587)	(.396)
Net Asset Value, End of Period	$26.99	$26.39	$29.49	$23.90	$15.66	$36.78

Total Return[3]	4.54%	-9.20%	24.92%	60.07%	-56.66%	69.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,547	$2,585	$5,597	$7,024	$5,345	$14,150
Ratio of Total Expenses to
Average Net Assets	0.33%	0.33%	0.35%	0.40%	0.32%	0.37%
Ratio of Net Investment Income to
Average Net Assets	1.51%	2.25%	1.97%	2.16%	2.81%	2.24%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.02, $.04, $.01, $.05, and $.04.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.71	$38.82	$31.45	$20.63	$48.47	$29.03
Investment Operations
Net Investment Income	.287	.820	.696[1]	.567[1]	1.079	.853[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	1.215	(4.277)	7.119	11.222	(28.099)	19.121
Total from Investment Operations	1.502	(3.457)	7.815	11.789	(27.020)	19.974
Distributions
Dividends from Net Investment Income	(.752)	(.653)	(.445)	(.969)	(.820)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.752)	(.653)	(.445)	(.969)	(.820)	(.534)
Net Asset Value, End of Period	$35.46	$34.71	$38.82	$31.45	$20.63	$48.47

Total Return[3]	4.61%	-9.09%	25.08%	60.29%	-56.63%	69.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,966	$6,486	$4,761	$2,674	$1,508	$3,514
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.22%	0.27%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.65%	2.38%	2.10%	2.29%	2.93%	2.36%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.00, $.02, $.03, $.01, $.06, and $.05.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
Six Months						Jan. 19,
	Ended					2007[1] to
For a Share Outstanding	April 30,				Year Ended October 31,	Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.38	$37.34	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.276	.813	.690[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	1.167	(4.129)	6.818	10.795	(27.029)	15.650
Total from Investment Operations	1.443	(3.316)	7.508	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.723)	(.644)	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.723)	(.644)	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$34.10	$33.38	$37.34	$30.26	$19.85	$46.61

Total Return[4]	4.60%	-9.07%	25.04%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$825	$666	$644	$463	$266	$385
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.22%	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to
Average Net Assets	1.65%	2.38%	2.10%	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	8%	10%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.02, $.03, $.01, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$26.42	$29.55	$23.94	$15.71	$36.90	$22.11
Investment Operations
Net Investment Income	.229	.657	.571[1]	.437[1]	.835	.686[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.919	(3.259)	5.388	8.547	(21.393)	14.533
Total from Investment Operations	1.148	(2.602)	5.959	8.984	(20.558)	15.219
Distributions
Dividends from Net Investment Income	(.588)	(.528)	(.349)	(.754)	(.632)	(.429)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.588)	(.528)	(.349)	(.754)	(.632)	(.429)
Net Asset Value, End of Period	$26.98	$26.42	$29.55	$23.94	$15.71	$36.90

Total Return[3]	4.63%	-9.00%	25.13%	60.41%	-56.61%	69.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,725	$1,305	$3,473	$1,731	$887	$1,463
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.15%	0.23%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.71%	2.45%	2.17%	2.33%	2.98%	2.41%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.02, $.02, $.01, $.03, and $.04.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Dec. 15,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$87.90	$99.35
Investment Operations
Net Investment Income	.766	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.072	(11.911)
Total from Investment Operations	3.838	(9.696)
Distributions
Dividends from Net Investment Income	(1.998)	(1.754)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.998)	(1.754)
Net Asset Value, End of Period	$89.74	$87.90

Total Return[3]	4.66%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,812	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.74%	2.48%[4]
Portfolio Turnover Rate[5]	8%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase and redemption fees of $.01 and $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Financial Highlights

MSCI Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$41.73	$46.70	$37.84	$24.83	$58.31	$34.96
Investment Operations
Net Investment Income	.345	1.019	.870[2]	.668[2]	1.303	1.065[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	1.471	(5.174)	8.535	13.520	(33.798)	22.955
Total from Investment Operations	1.816	(4.155)	9.405	14.188	(32.495)	24.020
Distributions
Dividends from Net Investment Income	(.906)	(.815)	(.545)	(1.178)	(.985)	(.670)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.906)	(.815)	(.545)	(1.178)	(.985)	(.670)
Net Asset Value, End of Period	$42.64	$41.73	$46.70	$37.84	$24.83	$58.31

Total Return	4.62%	-9.09%	25.07%	60.28%	-56.62%	69.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,867	$46,289	$40,817	$15,537	$4,500	$6,275
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.22%	0.27%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.65%	2.38%	2.10%	2.29%	2.93%	2.36%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.02, $.03, $.01, $.05, and $.10.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard MSCI Emerging Markets ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

67

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $10,007,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

68

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,999,398	89	—
Common Stocks—Other	2,562,390	49,934,682	—
Temporary Cash Investments	1,683,460	13,095	—
Futures Contracts—Assets[1]	195	—	—
Total	19,245,443	49,947,866	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	May 2012	6,500	173,875	(2,412)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $9,893,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $617,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $31,837,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2012, the fund realized $174,267,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

69

Emerging Markets Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $2,748,929,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,332,000 through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $63,272,581,000. Net unrealized appreciation of investment securities for tax purposes was $5,920,533,000, consisting of unrealized gains of $12,185,799,000 on securities that had risen in value since their purchase and $6,265,266,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2012, the fund purchased $9,615,098,000 of investment securities and sold $2,989,845,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	280,220	10,557	803,817	27,279
Issued in Lieu of Cash Distributions	46,011	1,924	42,733	1,443
Redeemed[2]	(416,413)	(16,093)	(3,583,165)	(120,564)
Net Increase (Decrease)—Investor Shares	(90,182)	(3,612)	(2,736,615)	(91,842)
Admiral Shares
Issued[1]	661,822	19,080	3,719,299	94,859
Issued in Lieu of Cash Distributions	127,637	4,065	113,656	2,921
Redeemed[2]	(464,426)	(13,580)	(1,270,394)	(33,567)
Net Increase (Decrease)—Admiral Shares	325,033	9,565	2,562,561	64,213
Signal Shares
Issued[1]	195,378	5,853	312,885	8,508
Issued in Lieu of Cash Distributions	13,221	438	9,808	262
Redeemed[2]	(68,721)	(2,067)	(224,378)	(6,052)
Net Increase (Decrease)—Signal Shares	139,878	4,224	98,315	2,718
Institutional Shares
Issued[1]	541,636	20,639	518,394	17,706
Issued in Lieu of Cash Distributions	23,964	1,003	41,282	1,395
Redeemed[2]	(181,427)	(7,111)	(2,550,267)	(87,234)
Net Increase (Decrease)—Institutional Shares	384,173	14,531	(1,990,591)	(68,133)

70

Emerging Markets Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[3]
Issued[1]	183,665	2,110	2,256,669	23,321
Issued in Lieu of Cash Distributions	29,540	372	1,323	13
Redeemed[2]	(25,416)	(284)	(480,966)	(5,342)
Net Increase (Decrease)—Institutional Plus Shares	187,789	2,198	1,777,026	17,992
ETF Shares
Issued[1]	7,215,436	171,646	14,228,408	312,785
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(710,719)	(17,600)	(3,431,175)	(77,600)
Net Increase (Decrease)—ETF Shares	6,504,717	154,046	10,797,233	235,185

1 Includes purchase fees for fiscal 2012 and 2011 of $7,354,000 and $22,867,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2012 and 2011 of $1,475,000 and $9,812,000, respectively (fund totals).
3 Inception was December 15, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

72

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,029.32	$1.31
Admiral Shares	1,000.00	1,030.01	0.66
Signal Shares	1,000.00	1,029.77	0.66
Institutional Shares	1,000.00	1,030.25	0.50
MSCI Europe ETF Shares	1,000.00	1,030.05	0.66
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,049.79	$1.33
Admiral Shares	1,000.00	1,050.81	0.71
Signal Shares	1,000.00	1,050.91	0.71
Institutional Shares	1,000.00	1,051.08	0.51
MSCI Pacific ETF Shares	1,000.00	1,050.83	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,045.36	$1.68
Admiral Shares	1,000.00	1,046.07	0.97
Signal Shares	1,000.00	1,046.03	0.97
Institutional Shares	1,000.00	1,046.33	0.66
Institutional Plus Shares	1,000.00	1,046.61	0.51
MSCI Emerging Markets ETF Shares	1,000.00	1,046.18	0.97

73

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2011	4/30/2012	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
Admiral Shares	1,000.00	1,024.22	0.65
Signal Shares	1,000.00	1,024.22	0.65
Institutional Shares	1,000.00	1,024.37	0.50
MSCI Europe ETF Shares	1,000.00	1,024.22	0.65
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
Admiral Shares	1,000.00	1,024.17	0.70
Signal Shares	1,000.00	1,024.17	0.70
Institutional Shares	1,000.00	1,024.37	0.50
MSCI Pacific ETF Shares	1,000.00	1,024.17	0.70
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.22	$1.66
Admiral Shares	1,000.00	1,023.92	0.96
Signal Shares	1,000.00	1,023.92	0.96
Institutional Shares	1,000.00	1,024.22	0.65
Institutional Plus Shares	1,000.00	1,024.37	0.50
MSCI Emerging Markets ETF Shares	1,000.00	1,023.92	0.96

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.10% for Institutional Shares, and 0.13% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.19% for Admiral Shares, 0.19% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.19% for MSCI Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance of each fund’s target index and peer group. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

75

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

76

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

77

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062012

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Austria (0.4%)
	OMV AG	164,144	5,553
	Erste Group Bank AG	192,368	4,436
	Voestalpine AG	113,652	3,703
	Telekom Austria AG	330,549	3,627
	IMMOFINANZ AG	985,104	3,468
	Verbund AG	69,372	1,944
	Raiffeisen Bank International AG	49,021	1,631
	Vienna Insurance Group AG Wiener Versicherung Gruppe	39,276	1,599
			25,961
Belgium (1.6%)
^	Anheuser-Busch InBev NV	807,500	58,202
	Solvay SA Class A	59,229	7,215
	Umicore SA	114,137	6,198
^	Groupe Bruxelles Lambert SA	81,017	5,623
	Delhaize Group SA	102,950	5,011
^	UCB SA	103,185	4,825
^	Belgacom SA	151,518	4,305
	Ageas	2,196,737	4,003
	KBC Groep NV	165,149	3,202
	Colruyt SA	77,888	3,191
^	NV Bekaert SA	39,832	1,183
	Mobistar SA	30,999	1,174
			104,132
Denmark (1.8%)
	Novo Nordisk A/S Class B	427,791	63,066
*	Danske Bank A/S	649,821	10,560
	AP Moeller - Maersk A/S Class B	1,326	10,383
	Carlsberg A/S Class B	108,294	9,348
	Novozymes A/S	233,912	6,138
	DSV A/S	189,089	4,312
	AP Moeller - Maersk A/S Class A	561	4,184
	Coloplast A/S Class B	22,581	4,181
	TDC A/S	504,278	3,615
*	William Demant Holding A/S	24,020	2,269
^,*	Vestas Wind Systems A/S	213,017	1,878
	Tryg A/S	25,061	1,399
			121,333
Finland (1.3%)
	Nokia Oyj	3,782,075	13,698
	Sampo Oyj	423,851	11,285
	Kone Oyj Class B	157,501	9,747
	Fortum Oyj	443,012	9,529
	Wartsila OYJ Abp	168,481	6,827
	UPM-Kymmene Oyj	526,924	6,762
	Metso Oyj	127,480	5,476
	Nokian Renkaat Oyj	111,966	5,315
^	Stora Enso Oyj	588,933	4,031
	Elisa Oyj	139,074	3,136
^	Orion Oyj Class B	97,368	1,986
	Kesko Oyj Class B	65,553	1,754
	Pohjola Bank plc Class A	141,152	1,519
	Neste Oil Oyj	127,072	1,504
^	Sanoma Oyj	84,667	886
			83,455
France (13.7%)
	Total SA	2,137,533	102,610
	Sanofi	1,147,518	87,651
^	LVMH Moet Hennessy Louis Vuitton SA	255,690	42,418
	Danone	587,491	41,359
	BNP Paribas SA	971,861	39,224
	Air Liquide SA	285,544	36,729

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Schneider Electric SA	493,723	30,412
^	L'Oreal SA	241,592	29,082
	GDF Suez	1,248,336	28,742
	France Telecom SA	1,862,184	25,527
	AXA SA	1,754,695	24,935
	Vivendi SA	1,257,381	23,257
	Vinci SA	454,667	21,088
	Pernod-Ricard SA	200,005	20,754
	Cie Generale d'Optique Essilor International SA	202,853	17,875
	Unibail-Rodamco SE	92,035	17,222
	Cie de St-Gobain	404,752	16,994
	European Aeronautic Defence and Space Co. NV	410,459	16,221
	Societe Generale SA	666,522	15,780
	ArcelorMittal	860,571	14,950
	Cie Generale des Etablissements Michelin	179,620	13,424
^	PPR	76,763	12,846
	Carrefour SA	583,211	11,715
	Technip SA	100,273	11,387
	Renault SA	194,351	8,841
	Christian Dior SA	54,985	8,291
	Lafarge SA	203,674	7,961
	Sodexo	95,390	7,600
	Legrand SA	225,012	7,596
	Publicis Groupe SA	145,665	7,522
	Alstom SA	208,043	7,441
	SES SA	303,555	7,273
	Vallourec SA	114,411	6,890
	Safran SA	169,684	6,289
	Dassault Systemes SA	60,649	5,885
	Cap Gemini SA	147,874	5,777
*	Casino Guichard Perrachon SA	55,217	5,425
	Veolia Environnement SA	361,542	5,294
	Electricite de France SA	243,966	5,169
^	Bouygues SA	188,987	5,156
	Credit Agricole SA	1,000,374	5,150
	Accor SA	148,288	5,128
	Edenred	155,960	4,983
	Arkema SA	54,823	4,862
	Bureau Veritas SA	54,241	4,832
	Eutelsat Communications SA	132,360	4,713
	Groupe Eurotunnel SA	553,258	4,655
	SCOR SE	172,435	4,559
*	Cie Generale de Geophysique - Veritas	144,360	4,140
	Suez Environnement Co.	276,851	3,905
	STMicroelectronics NV	650,839	3,748
*	Alcatel-Lucent	2,359,326	3,628
	Thales SA	103,458	3,587
	Lagardere SCA	116,835	3,543
^	Klepierre	107,050	3,394
	Societe BIC SA	29,350	3,233
	AtoS	48,708	3,139
	Aeroports de Paris	35,864	3,018
	Peugeot SA	231,228	2,777
	Natixis	908,293	2,769
	Iliad SA	19,877	2,560
	Wendel SA	33,768	2,529
^	Fonciere Des Regions	28,073	2,175
	CNP Assurances	151,580	2,128
	Gecina SA	22,860	2,121
*	ICADE	24,269	2,048
	Imerys SA	34,985	1,993
*	JCDecaux SA	67,936	1,929
	Neopost SA	32,290	1,858
	Eurazeo	32,258	1,654

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Eiffage SA	40,836	1,390
^	Societe Television Francaise 1	119,604	1,159
			913,919
Germany (13.1%)
	Siemens AG	829,215	76,969
^	BASF SE	925,731	76,219
	SAP AG	925,807	61,394
^	Bayer AG	831,301	58,577
	Allianz SE	456,864	50,960
	Daimler AG	867,429	47,997
^	E.ON AG	1,811,670	41,020
	Deutsche Bank AG	934,746	40,581
	Deutsche Telekom AG	2,823,410	31,834
	Bayerische Motoren Werke AG	332,673	31,642
	Linde AG	172,337	29,498
	Volkswagen AG Prior Pfd.	145,228	27,529
^	Muenchener Rueckversicherungs AG	179,875	26,127
	RWE AG	493,268	21,204
	Adidas AG	209,879	17,506
	Deutsche Post AG	846,984	15,817
	Fresenius Medical Care AG & Co. KGaA	211,300	15,005
	Henkel AG & Co. KGaA Prior Pfd.	179,923	13,389
	Deutsche Boerse AG	197,035	12,372
	Fresenius SE & Co. KGaA	114,119	11,394
	Infineon Technologies AG	1,083,334	10,796
	Porsche Automobil Holding SE Prior Pfd.	154,515	9,440
	ThyssenKrupp AG	388,608	9,216
*	K&S AG	174,021	8,698
	MAN SE	64,718	8,181
	Henkel AG & Co. KGaA	130,804	8,009
^	Continental AG	81,616	7,916
*	Commerzbank AG	3,651,136	7,905
	HeidelbergCement AG	142,072	7,818
^	Beiersdorf AG	101,385	7,115
	Merck KGaA	64,070	7,043
	Lanxess AG	84,692	6,743
	Brenntag AG	47,219	5,883
*	Kabel Deutschland Holding AG	91,816	5,788
	GEA Group AG	174,691	5,770
	Volkswagen AG	29,562	5,050
	Metro AG	130,777	4,222
*	QIAGEN NV	239,615	3,962
	Hannover Rueckversicherung AG	61,375	3,714
	Bayerische Motoren Werke AG Prior Pfd.	53,249	3,315
	Deutsche Lufthansa AG	235,103	3,062
	Hochtief AG	42,215	2,476
	Fraport AG Frankfurt Airport Services Worldwide	37,805	2,458
	Daimler AG	43,902	2,430
	United Internet AG	109,842	2,174
	Suedzucker AG	67,599	2,059
	Salzgitter AG	38,260	2,005
	ProSiebenSat.1 Media AG Prior Pfd.	78,604	1,997
^	Axel Springer AG	40,058	1,828
	RWE AG Prior Pfd.	41,157	1,628
	Celesio AG	88,280	1,522
^	Wacker Chemie AG	15,987	1,289
			868,546
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	186,952	3,713
	OPAP SA	227,803	2,036
*	National Bank of Greece SA	911,727	2,034
	Hellenic Telecommunications Organization SA	224,397	733
*	National Bank of Greece SA ADR	83,636	191

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hellenic Telecommunications Organization SA ADR	100,573	168
			8,875
Ireland (0.4%)
	CRH plc	722,026	14,650
*	Elan Corp. plc	504,618	6,957
	Kerry Group plc Class A	141,375	6,456
*	Ryanair Holdings plc ADR	28,679	966
	WPP plc ADR	12,113	822
*	Ryanair Holdings plc	51,063	288
^,*	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			30,139
Italy (3.4%)
	ENI SPA	2,417,796	53,724
	Enel SPA	6,616,511	21,698
*	UniCredit SPA	4,077,912	16,265
	Assicurazioni Generali SPA	1,176,425	16,050
	Intesa Sanpaolo SPA (Registered)	10,151,890	15,389
	Saipem SPA	267,271	13,210
*	Telecom Italia SPA (Registered)	9,474,647	10,749
	Tenaris SA	477,160	9,288
	Fiat Industrial SPA	774,051	8,787
	Snam SPA	1,635,785	7,771
*	Telecom Italia SPA (Bearer)	6,046,917	5,664
	Atlantia SPA	314,666	4,771
	Terna Rete Elettrica Nazionale SPA	1,195,695	4,442
	Luxottica Group SPA	115,902	4,144
*	Fiat SPA	759,298	3,668
	Prysmian SPA	202,730	3,302
^	Unione di Banche Italiane SCPA	826,931	3,074
	Enel Green Power SPA	1,792,017	2,894
	Pirelli & C SPA	234,372	2,856
^	Banco Popolare SC	1,820,887	2,708
	Mediobanca SPA	529,429	2,588
^	Banca Monte dei Paschi di Siena SPA	5,016,372	1,785
^	Finmeccanica SPA	409,219	1,760
	Mediaset SPA	691,380	1,646
	Exor SPA	65,385	1,522
	Intesa Sanpaolo SPA (Bearer)	911,194	1,218
	Autogrill SPA	116,973	1,165
^	Banca Carige SPA	649,612	679
^	A2A SPA	1,032,333	655
			223,472
Netherlands (3.7%)
	Unilever NV	1,638,183	56,115
*	ING Groep NV	3,852,383	27,178
	ASML Holding NV	432,993	22,032
	Koninklijke Philips Electronics NV	1,017,075	20,241
	Koninklijke Ahold NV	1,174,320	14,905
	Heineken NV	261,142	14,293
	Koninklijke KPN NV	1,480,614	13,293
	Akzo Nobel NV	236,119	12,663
	Koninklijke DSM NV	156,678	8,991
	Reed Elsevier NV	693,801	8,188
*	Aegon NV	1,730,247	8,049
	Heineken Holding NV	115,909	5,368
	Wolters Kluwer NV	302,882	5,236
	Fugro NV	68,703	5,022
	Koninklijke Vopak NV	72,017	4,645
	TNT Express NV	360,367	4,377
	Randstad Holding NV	119,489	4,140
	SBM Offshore NV	170,942	3,112
	Koninklijke Boskalis Westminster NV	73,343	2,679
	Corio NV	59,620	2,671

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Delta Lloyd NV	103,080	1,739
			244,937
Norway (1.5%)
	Statoil ASA	1,121,550	30,094
	Telenor ASA	723,422	13,297
	Seadrill Ltd.	327,454	12,696
^	DNB ASA	983,782	10,604
	Yara International ASA	188,822	9,256
*	Subsea 7 SA	287,113	7,436
	Orkla ASA	779,268	5,723
	Norsk Hydro ASA	937,338	4,571
	Aker Solutions ASA	167,981	2,861
^	Gjensidige Forsikring ASA	207,688	2,340
			98,878
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,917,681	5,484
	Jeronimo Martins SGPS SA	228,066	4,268
	Galp Energia SGPS SA Class B	229,784	3,618
	Portugal Telecom SGPS SA	669,424	3,602
^,*	Banco Espirito Santo SA	1,980,981	1,678
	Cimpor Cimentos de Portugal SGPS SA	210,772	1,542
*	EDP Renovaveis SA	228,343	973
			21,165
Spain (4.0%)
	Telefonica SA	4,129,593	60,304
	Banco Santander SA	8,645,834	54,285
	Banco Bilbao Vizcaya Argentaria SA	4,681,050	31,677
	Inditex SA	219,826	19,814
	Iberdrola SA	3,835,679	17,874
	Repsol YPF SA	796,516	15,313
	Amadeus IT Holding SA	313,482	6,418
	Abertis Infraestructuras SA	390,674	6,051
^	Banco de Sabadell SA	2,076,335	4,916
	Gas Natural SDG SA	348,829	4,863
	Red Electrica Corp. SA	108,235	4,712
	Ferrovial SA	369,544	4,121
^,*	Grifols SA	141,286	3,557
^	Banco Popular Espanol SA	1,034,681	3,309
	Enagas SA	178,922	3,143
^,*	Bankia SA	890,290	3,058
*	Distribuidora Internacional de Alimentacion SA	601,064	2,886
*	International Consolidated Airlines Group SA	919,211	2,644
^	CaixaBank	756,676	2,609
^	ACS Actividades de Construccion y Servicios SA	141,393	2,601
^	Mapfre SA	781,637	2,263
^	Zardoya Otis SA	153,021	1,876
	Acciona SA	26,171	1,612
^	Acerinox SA	106,256	1,297
^	Indra Sistemas SA	103,541	1,075
^	Bankinter SA	217,348	970
	Fomento de Construcciones y Contratas SA	53,968	923
			264,171
Sweden (4.9%)
	Hennes & Mauritz AB Class B	1,029,130	35,287
*	Telefonaktiebolaget LM Ericsson Class B	3,029,461	30,032
	Nordea Bank AB	2,638,303	23,350
	Volvo AB Class B	1,398,959	19,415
	Atlas Copco AB Class A	676,491	16,098
	Sandvik AB	1,012,225	16,003
	Svenska Handelsbanken AB Class A	493,174	15,963
	TeliaSonera AB	2,181,887	14,531
	Swedbank AB Class A	826,329	13,641
	Skandinaviska Enskilda Banken AB Class A	1,416,120	9,541

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Svenska Cellulosa AB Class B	584,418	9,265
	SKF AB	390,360	9,248
	Assa Abloy AB Class B	317,345	9,237
	Investor AB Class B	460,080	9,174
	Swedish Match AB	211,847	8,630
	Atlas Copco AB Class B	388,587	8,160
	Millicom International Cellular SA	77,048	8,155
	Alfa Laval AB	340,205	6,786
	Scania AB Class B	323,353	6,608
	Skanska AB Class B	403,397	6,570
	Tele2 AB	318,642	6,062
	Electrolux AB Class B	242,942	5,417
	Getinge AB	201,043	5,387
	Hexagon AB Class B	255,811	5,183
	Boliden AB	279,150	4,489
*	Lundin Petroleum AB	222,681	4,433
	Investment AB Kinnevik	204,879	4,167
	Securitas AB Class B	320,316	2,934
	Husqvarna AB	456,338	2,628
	Modern Times Group AB Class B	49,809	2,425
	Ratos AB	197,320	2,310
	Industrivarden AB	119,194	1,822
	SSAB AB Class A	164,295	1,675
	Holmen AB	53,964	1,433
			326,059
Switzerland (13.2%)
	Nestle SA	3,323,809	203,714
	Novartis AG	2,349,942	129,755
	Roche Holding AG	707,432	129,291
*	UBS AG	3,663,343	45,749
	ABB Ltd.	2,206,431	40,208
	Zurich Insurance Group AG	148,611	36,410
	Syngenta AG	95,080	33,342
	Cie Financiere Richemont SA	526,336	32,579
	Credit Suisse Group AG	1,150,598	27,521
	Swiss Re AG	348,356	21,874
	Transocean Ltd.	348,440	17,464
	Holcim Ltd.	246,975	15,404
	Swatch Group AG (Bearer)	30,918	14,284
2	Synthes Inc.	65,694	11,330
	SGS SA	5,535	10,701
	Swisscom AG	23,559	8,774
	Geberit AG	39,577	8,368
	Julius Baer Group Ltd.	209,061	8,014
	Givaudan SA	8,249	8,008
	Kuehne & Nagel International AG	53,656	6,525
	Adecco SA	132,565	6,467
	Schindler Holding AG	49,282	6,378
	Sonova Holding AG	49,588	5,480
	Actelion Ltd.	110,061	4,661
	Lindt & Spruengli AG Regular	112	4,387
	Sika AG	2,030	4,306
	Baloise Holding AG	46,960	3,637
	Swatch Group AG (Registered)	44,226	3,535
	Sulzer AG	24,216	3,488
	Aryzta AG	62,506	3,149
	Swiss Life Holding AG	30,203	3,089
	Lindt & Spruengli AG	915	2,983
	Schindler Holding AG (Registered)	22,453	2,867
	Partners Group Holding AG	13,641	2,596
	GAM Holding AG	193,690	2,490
	Lonza Group AG	52,025	2,347
	Pargesa Holding SA	27,897	1,870
	Barry Callebaut AG	1,849	1,780

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Straumann Holding AG	8,010	1,331
Aryzta AG	22,840	1,135
		877,291
United Kingdom (35.9%)
HSBC Holdings plc	17,994,459	162,439
Vodafone Group plc	50,635,119	140,156
BP plc	19,101,162	137,989
GlaxoSmithKline plc	5,083,790	117,443
British American Tobacco plc	1,982,989	101,707
Royal Dutch Shell plc Class B	2,681,945	98,145
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,265,335	80,796
BG Group plc	3,417,307	80,632
Rio Tinto plc	1,381,233	77,425
BHP Billiton plc	2,130,475	68,584
Diageo plc	2,516,697	63,479
Standard Chartered plc	2,399,486	58,657
AstraZeneca plc	1,312,114	57,499
Anglo American plc	1,331,821	51,468
Royal Dutch Shell plc Class A	1,402,524	50,022
Unilever plc	1,290,092	44,072
TESCO plc	8,066,554	41,564
Barclays plc	11,659,571	41,279
Imperial Tobacco Group plc	1,015,635	40,616
SABMiller plc	959,445	40,324
Xstrata plc	2,088,375	40,108
National Grid plc	3,578,464	38,642
Reckitt Benckiser Group plc	623,075	36,271
Prudential plc	2,569,416	31,491
BT Group plc	7,812,987	26,724
Centrica plc	5,220,335	25,974
Rolls-Royce Holdings plc	1,884,243	25,193
Tullow Oil plc	906,361	22,612
* Lloyds Banking Group plc	41,339,016	20,750
SSE plc	946,263	20,291
Compass Group plc	1,911,812	19,987
Shire plc	568,328	18,523
WPP plc	1,210,664	16,394
Experian plc	1,011,916	15,982
BAE Systems plc	3,260,157	15,623
Pearson plc	823,686	15,515
Aviva plc	2,921,948	14,624
British Sky Broadcasting Group plc	1,138,398	12,528
* Old Mutual plc	4,903,337	11,772
ARM Holdings plc	1,359,532	11,503
Kingfisher plc	2,387,360	11,259
Legal & General Group plc	5,859,019	11,187
Wolseley plc	287,742	10,955
Burberry Group plc	442,846	10,675
International Power plc	1,532,925	10,369
Reed Elsevier plc	1,213,476	10,042
WM Morrison Supermarkets plc	2,183,052	9,943
Aggreko plc	267,691	9,784
Glencore International plc	1,394,911	9,667
Marks & Spencer Group plc	1,602,197	9,286
Land Securities Group plc	781,420	9,228
Smith & Nephew plc	904,411	8,902
Standard Life plc	2,391,431	8,679
Next plc	174,391	8,294
Johnson Matthey plc	217,147	8,154
Randgold Resources Ltd.	91,037	8,081
Antofagasta plc	392,487	7,558
Petrofac Ltd.	262,011	7,399
Associated British Foods plc	359,431	7,113
Capita plc	658,322	7,090

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

					Market
					Value
				Shares	($000)
*	Royal Bank of Scotland Group plc			17,908,775	7,065
	United Utilities Group plc			689,101	6,915
	InterContinental Hotels Group plc			289,929	6,913
	Smiths Group plc			395,897	6,877
	British Land Co. plc			850,798	6,759
	Intertek Group plc			163,379	6,671
	Severn Trent plc			237,863	6,523
	G4S plc			1,428,899	6,483
	Sage Group plc			1,337,232	6,213
	AMEC plc			333,970	6,167
	Rexam plc			883,149	6,165
	J Sainsbury plc			1,230,997	6,154
	Carnival plc			185,511	6,026
	RSA Insurance Group plc			3,528,406	6,016
	Weir Group plc			212,132	5,872
	Whitbread plc			178,129	5,573
	Bunzl plc			328,699	5,461
	Tate & Lyle plc			476,811	5,345
	Meggitt plc			792,922	5,258
	GKN plc			1,585,862	5,245
	ITV plc			3,769,208	5,122
	Resolution Ltd.			1,384,239	5,029
	Babcock International Group plc			366,337	4,945
	Hammerson plc			706,253	4,788
	Fresnillo plc			184,503	4,701
	Serco Group plc			506,630	4,464
	Cobham plc			1,118,270	4,112
	Admiral Group plc			200,078	3,933
	ICAP plc			549,353	3,386
	Inmarsat plc			449,319	3,206
	Man Group plc			1,887,001	3,170
	Investec plc			528,944	3,051
	Kazakhmys plc			212,976	2,990
	3i Group plc			957,673	2,970
	Capital Shopping Centres Group plc			549,099	2,897
	Invensys plc			796,967	2,875
	Balfour Beatty plc			675,471	2,862
	Lonmin plc			166,717	2,830
	Segro plc			764,299	2,743
	Schroders plc (Voting Shares)			117,107	2,695
	London Stock Exchange Group plc			150,309	2,654
	Eurasian Natural Resources Corp. plc			264,480	2,411
	Vedanta Resources plc			116,332	2,306
	TUI Travel plc			500,129	1,551
^,*	Essar Energy plc			327,811	781

					2,384,641

Total Common Stocks (Cost $9,600,247)					6,596,974

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (6.1%)[1]
Money Market Fund (6.1%)
3,4	Vanguard Market Liquidity Fund	0.137%		401,896,227	401,896

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.110%	6/27/12	500	500
5,6	Federal Home Loan Bank Discount Notes	0.120%	7/27/12	800	800

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	Freddie Mac Discount Notes	0.150%	8/27/12	1,000	999
6	United States Treasury Note/Bond	1.875%	6/15/12	200	200
6	United States Treasury Note/Bond	4.875%	6/30/12	100	101
					2,600
Total Temporary Cash Investments (Cost $404,497)					404,496
Total Investments (105.4%) (Cost $10,004,744)					7,001,470
Other Assets and Liabilities—Net (-5.4%)[4]					(356,890)
Net Assets (100%)					6,644,580

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $353,888,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 5.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $381,214,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.

9

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)[1]
Australia (24.9%)
BHP Billiton Ltd.	3,592,740	133,318
Commonwealth Bank of Australia	1,763,794	95,145
Westpac Banking Corp.	3,390,467	79,901
Australia & New Zealand Banking Group Ltd.	2,948,703	73,050
National Australia Bank Ltd.	2,465,560	64,449
Woolworths Ltd.	1,370,691	36,959
Wesfarmers Ltd.	1,125,170	35,333
Rio Tinto Ltd.	487,537	33,360
Woodside Petroleum Ltd.	721,405	26,089
Westfield Group	2,458,606	23,508
CSL Ltd.	585,634	22,301
Newcrest Mining Ltd.	804,939	21,935
Telstra Corp. Ltd.	4,873,136	17,967
QBE Insurance Group Ltd.	1,248,522	17,914
Origin Energy Ltd.	1,218,262	16,738
Santos Ltd.	1,058,439	15,355
AMP Ltd.	3,188,152	14,097
Brambles Ltd.	1,651,587	12,392
Suncorp Group Ltd.	1,437,485	12,121
Macquarie Group Ltd.	389,932	11,753
Orica Ltd.	406,340	11,308
Amcor Ltd.	1,369,977	10,693
Westfield Retail Trust	3,246,668	9,162
Transurban Group	1,456,282	8,892
Insurance Australia Group Ltd.	2,320,613	8,512
Stockland	2,588,396	8,315
Coca-Cola Amatil Ltd.	637,429	8,251
Iluka Resources Ltd.	467,928	8,174
Fortescue Metals Group Ltd.	1,389,370	8,071
AGL Energy Ltd.	518,546	8,069
QR National Ltd.	1,904,760	7,188
GPT Group	1,947,690	6,631
ASX Ltd.	195,247	6,491
WorleyParsons Ltd.	216,972	6,353
Incitec Pivot Ltd.	1,824,735	6,167
Goodman Group	1,565,252	5,852
Sonic Healthcare Ltd.	415,276	5,433
Asciano Ltd.	1,098,738	5,377
Campbell Brothers Ltd.	75,065	5,327
Dexus Property Group	5,380,747	5,221
Mirvac Group	3,824,797	5,139
Lend Lease Group	610,989	4,706
Toll Holdings Ltd.	761,861	4,618
Computershare Ltd.	497,668	4,341
Cochlear Ltd.	63,084	4,297
Crown Ltd.	446,077	4,212
CFS Retail Property Trust	2,062,443	4,125
Tatts Group Ltd.	1,492,439	4,008
James Hardie Industries SE	484,864	3,748
Echo Entertainment Group Ltd.	774,087	3,606
Leighton Holdings Ltd.	168,586	3,594
Metcash Ltd.	870,353	3,581
OZ Minerals Ltd.	352,242	3,392
Alumina Ltd.	2,745,656	3,280
^ APA Group	604,593	3,274
Bendigo and Adelaide Bank Ltd.	418,290	3,271
Boral Ltd.	829,041	3,242
Ramsay Health Care Ltd.	148,927	3,104
Whitehaven Coal Ltd.	492,054	2,709
TABCORP Holdings Ltd.	800,100	2,387
^,* Lynas Corp. Ltd.	1,914,414	2,210

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Caltex Australia Ltd.	154,565	2,202
*	Qantas Airways Ltd.	1,255,140	2,128
	SP AusNet	1,623,383	1,864
	Sims Metal Management Ltd. ADR	123,613	1,817
^	Fairfax Media Ltd.	2,471,353	1,764
	Newcrest Mining Ltd. ADR	51,388	1,394
	Harvey Norman Holdings Ltd.	609,513	1,278
*	Sydney Airport	421,049	1,273
	Sims Metal Management Ltd.	61,470	904
			1,004,640
Hong Kong (8.3%)
2	AIA Group Ltd.	9,431,697	33,378
	Hutchison Whampoa Ltd.	2,382,531	22,825
	Cheung Kong Holdings Ltd.	1,555,436	20,571
	Sun Hung Kai Properties Ltd.	1,580,118	18,926
	CLP Holdings Ltd.	2,154,150	18,441
	Hong Kong Exchanges and Clearing Ltd.	1,149,844	18,286
	Hong Kong & China Gas Co. Ltd.	5,299,956	13,538
	Li & Fung Ltd.	6,337,259	13,514
	BOC Hong Kong Holdings Ltd.	4,137,546	12,789
	Hang Seng Bank Ltd.	855,741	11,719
	Power Assets Holdings Ltd.	1,549,816	11,571
	Sands China Ltd.	2,704,328	10,588
	Link REIT	2,517,243	10,473
	Hang Lung Properties Ltd.	2,754,317	10,126
	Wharf Holdings Ltd.	1,691,297	10,030
	Swire Pacific Ltd. Class A	809,625	9,544
^	Bank of East Asia Ltd.	1,746,876	6,500
	Hang Lung Group Ltd.	977,222	6,095
	Henderson Land Development Co. Ltd.	1,066,662	6,052
	MTR Corp. Ltd.	1,619,917	5,745
	Sino Land Co. Ltd.	3,286,300	5,637
	Wynn Macau Ltd.	1,748,840	5,590
	New World Development Co. Ltd.	4,019,568	4,983
^,*,2	Galaxy Entertainment Group Ltd.	1,403,949	4,377
	SJM Holdings Ltd.	1,863,668	4,072
	Kerry Properties Ltd.	808,258	3,667
	Wheelock & Co. Ltd.	1,025,486	3,455
	Shangri-La Asia Ltd.	1,578,096	3,340
	Hysan Development Co. Ltd.	699,603	3,162
	Cheung Kong Infrastructure Holdings Ltd.	524,215	3,107
^	ASM Pacific Technology Ltd.	223,228	3,016
	Yue Yuen Industrial Holdings Ltd.	823,519	2,747
	First Pacific Co. Ltd.	2,389,843	2,589
	NWS Holdings Ltd.	1,535,411	2,307
	Cathay Pacific Airways Ltd.	1,320,548	2,234
	Wing Hang Bank Ltd.	196,885	2,087
	Hopewell Holdings Ltd.	629,124	1,686
	Orient Overseas International Ltd.	242,324	1,651
	PCCW Ltd.	4,397,143	1,633
	Lifestyle International Holdings Ltd.	669,658	1,561
^,*	Foxconn International Holdings Ltd.	2,439,492	1,154
*	HKT Trust / HKT Ltd.	95,590	74
			334,840
Japan (60.2%)
	Toyota Motor Corp.	3,086,871	126,493
	Mitsubishi UFJ Financial Group Inc.	14,252,226	68,432
	Honda Motor Co. Ltd.	1,824,227	65,652
	Canon Inc.	1,268,842	57,514
	Sumitomo Mitsui Financial Group Inc.	1,502,459	48,077
	Mizuho Financial Group Inc.	25,512,381	40,220
	Takeda Pharmaceutical Co. Ltd.	883,248	38,541
	FANUC Corp.	214,454	36,168

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Mitsubishi Corp.	1,572,618	34,082
Hitachi Ltd.	5,057,813	32,214
Komatsu Ltd.	1,061,509	30,550
Mitsui & Co. Ltd.	1,946,045	30,389
Softbank Corp.	992,415	29,620
NTT DoCoMo Inc.	17,105	29,207
Nissan Motor Co. Ltd.	2,783,562	28,941
Japan Tobacco Inc.	5,037	27,903
Shin-Etsu Chemical Co. Ltd.	458,957	26,491
Seven & I Holdings Co. Ltd.	842,314	25,497
Mitsubishi Estate Co. Ltd.	1,401,914	24,784
East Japan Railway Co.	380,212	23,656
Nippon Telegraph & Telephone Corp.	489,417	22,144
KDDI Corp.	3,257	21,321
Tokio Marine Holdings Inc.	809,890	20,720
Astellas Pharma Inc.	497,551	20,178
ITOCHU Corp.	1,684,900	19,063
Mitsubishi Electric Corp.	2,162,954	19,001
Panasonic Corp.	2,467,517	18,918
Toshiba Corp.	4,502,424	18,405
Sony Corp.	1,124,644	18,190
Sumitomo Corp.	1,257,638	17,873
Denso Corp.	544,586	17,609
Bridgestone Corp.	727,750	17,220
Mitsui Fudosan Co. Ltd.	934,580	17,119
Kyocera Corp.	170,878	16,659
Nomura Holdings Inc.	4,063,408	16,656
Inpex Corp.	2,452	16,189
Kao Corp.	588,618	15,772
Mitsubishi Heavy Industries Ltd.	3,390,432	15,376
Nintendo Co. Ltd.	111,598	15,064
Nippon Steel Corp.	5,713,369	14,237
JX Holdings Inc.	2,510,623	14,162
Central Japan Railway Co.	1,682	13,964
Fast Retailing Co. Ltd.	59,620	13,323
Tokyo Gas Co. Ltd.	2,756,298	13,301
Murata Manufacturing Co. Ltd.	226,719	12,957
Daiichi Sankyo Co. Ltd.	753,091	12,933
Marubeni Corp.	1,842,356	12,793
Toray Industries Inc.	1,640,857	12,615
Dai-ichi Life Insurance Co. Ltd.	10,049	12,584
Kubota Corp.	1,297,895	12,529
Chubu Electric Power Co. Inc.	762,672	12,490
Kansai Electric Power Co. Inc.	839,514	12,173
Keyence Corp.	51,418	12,136
MS&AD Insurance Group Holdings	636,836	11,741
Kirin Holdings Co. Ltd.	915,616	11,658
Sumitomo Electric Industries Ltd.	844,221	11,388
Nikon Corp.	382,130	11,326
ORIX Corp.	117,157	11,201
Hoya Corp.	487,002	11,170
Secom Co. Ltd.	234,703	11,105
Eisai Co. Ltd.	282,168	11,028
FUJIFILM Holdings Corp.	518,072	10,989
Nidec Corp.	122,214	10,983
Tokyo Electron Ltd.	192,413	10,663
Sumitomo Mitsui Trust Holdings Inc.	3,487,819	10,218
Fujitsu Ltd.	2,085,981	10,139
SMC Corp.	60,600	10,120
Asahi Group Holdings Ltd.	432,921	9,748
JFE Holdings Inc.	515,507	9,641
Sumitomo Realty & Development Co. Ltd.	401,292	9,570
Ajinomoto Co. Inc.	720,706	9,302
Rakuten Inc.	8,126	9,063

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Resona Holdings Inc.	2,105,543	8,943
	Suzuki Motor Corp.	377,568	8,887
	Asahi Glass Co. Ltd.	1,123,115	8,831
	Aeon Co. Ltd.	672,495	8,779
	Terumo Corp.	191,350	8,768
	Asahi Kasei Corp.	1,413,836	8,739
	NKSJ Holdings Inc.	418,426	8,613
	Osaka Gas Co. Ltd.	2,099,548	8,491
	Otsuka Holdings Co. Ltd.	279,979	8,438
	Mitsubishi Chemical Holdings Corp.	1,515,879	7,989
	West Japan Railway Co.	190,637	7,832
	Sumitomo Metal Mining Co. Ltd.	589,149	7,728
	Isuzu Motors Ltd.	1,331,996	7,605
	Nitto Denko Corp.	185,266	7,603
	Aisin Seiki Co. Ltd.	214,429	7,551
	Daito Trust Construction Co. Ltd.	81,158	7,298
	Sumitomo Chemical Co. Ltd.	1,755,276	7,217
	TDK Corp.	137,887	7,200
	Sharp Corp.	1,112,867	7,119
	Unicharm Corp.	126,341	7,068
	Shiseido Co. Ltd.	403,253	7,060
	Daiwa Securities Group Inc.	1,863,984	7,044
	Daiwa House Industry Co. Ltd.	540,805	6,979
	T&D Holdings Inc.	647,061	6,975
	Daikin Industries Ltd.	262,812	6,944
	Yamato Holdings Co. Ltd.	446,061	6,878
	Shizuoka Bank Ltd.	653,859	6,842
	Sumitomo Metal Industries Ltd.	3,773,366	6,778
^	Ricoh Co. Ltd.	750,082	6,719
	Bank of Yokohama Ltd.	1,372,462	6,647
	JGC Corp.	229,221	6,600
^	Odakyu Electric Railway Co. Ltd.	702,362	6,510
	Nippon Building Fund Inc.	681	6,471
^	Kintetsu Corp.	1,824,927	6,438
	Oriental Land Co. Ltd.	56,318	6,244
	Dentsu Inc.	202,598	6,221
	Kyushu Electric Power Co. Inc.	451,868	5,994
	Sekisui House Ltd.	645,235	5,982
	Tokyu Corp.	1,275,409	5,973
	Yamada Denki Co. Ltd.	91,944	5,966
	JS Group Corp.	298,732	5,866
	Tobu Railway Co. Ltd.	1,137,206	5,788
	Chugoku Electric Power Co. Inc.	332,613	5,707
	Toyota Industries Corp.	200,820	5,672
	Dai Nippon Printing Co. Ltd.	629,513	5,587
	Shimano Inc.	84,098	5,530
	Kuraray Co. Ltd.	385,413	5,500
	Japan Real Estate Investment Corp.	609	5,395
	Tohoku Electric Power Co. Inc.	506,442	5,310
	Shikoku Electric Power Co. Inc.	204,444	5,281
*	NEC Corp.	2,914,284	5,261
	Ono Pharmaceutical Co. Ltd.	92,833	5,256
	Chiba Bank Ltd.	850,311	5,166
	Nippon Yusen KK	1,709,083	5,052
	Sega Sammy Holdings Inc.	239,091	5,017
	Mitsui OSK Lines Ltd.	1,285,811	4,984
	Fuji Heavy Industries Ltd.	657,212	4,957
	Rohm Co. Ltd.	108,533	4,895
	NTT Data Corp.	1,413	4,890
	Yahoo Japan Corp.	16,244	4,875
*	Mitsubishi Motors Corp.	4,334,212	4,863
	Omron Corp.	228,510	4,855
	Makita Corp.	125,627	4,809
	Kawasaki Heavy Industries Ltd.	1,592,357	4,780

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Toyota Tsusho Corp.	238,448	4,729
	Keio Corp.	648,808	4,693
*	Mazda Motor Corp.	2,879,959	4,680
	Isetan Mitsukoshi Holdings Ltd.	420,780	4,583
	Keikyu Corp.	528,531	4,537
	Chugai Pharmaceutical Co. Ltd.	250,857	4,515
	Lawson Inc.	67,095	4,442
	Sekisui Chemical Co. Ltd.	487,445	4,383
	Konica Minolta Holdings Inc.	538,753	4,371
	OJI Paper Co. Ltd.	949,521	4,360
	Shionogi & Co. Ltd.	333,273	4,347
	Toppan Printing Co. Ltd.	628,590	4,257
	Yamaha Motor Co. Ltd.	314,547	4,201
*	Tokyo Electric Power Co. Inc.	1,608,184	4,015
	Daihatsu Motor Co. Ltd.	212,557	4,012
^	Yakult Honsha Co. Ltd.	108,815	4,008
	JSR Corp.	201,843	3,984
	Kobe Steel Ltd.	2,780,957	3,966
	Nitori Holdings Co. Ltd.	42,041	3,869
	Olympus Corp.	244,851	3,844
	Hirose Electric Co. Ltd.	36,241	3,795
	Mitsubishi Materials Corp.	1,262,508	3,765
	Benesse Holdings Inc.	75,547	3,751
	Showa Denko KK	1,672,499	3,721
	Electric Power Development Co. Ltd.	131,379	3,635
	Nippon Electric Glass Co. Ltd.	448,752	3,626
	Fukuoka Financial Group Inc.	863,041	3,591
	IHI Corp.	1,477,720	3,575
	Credit Saison Co. Ltd.	166,175	3,566
	Trend Micro Inc.	117,558	3,566
	Nippon Express Co. Ltd.	943,925	3,563
	Teijin Ltd.	1,053,175	3,542
	Brother Industries Ltd.	262,159	3,523
	NGK Insulators Ltd.	280,541	3,499
	Dena Co. Ltd.	109,951	3,450
	Santen Pharmaceutical Co. Ltd.	82,420	3,449
	Mitsubishi Tanabe Pharma Corp.	248,336	3,447
	MEIJI Holdings Co. Ltd.	76,915	3,407
	NSK Ltd.	488,736	3,353
	Japan Retail Fund Investment Corp.	2,101	3,350
	Hokuriku Electric Power Co.	189,434	3,242
	Sysmex Corp.	80,492	3,235
	Taisho Pharmaceutical Holdings Co. Ltd.	39,923	3,195
	Sumitomo Heavy Industries Ltd.	618,153	3,188
	Sony Financial Holdings Inc.	195,024	3,187
	Joyo Bank Ltd.	727,338	3,175
	Namco Bandai Holdings Inc.	220,354	3,151
	FamilyMart Co. Ltd.	70,665	3,145
	Bank of Kyoto Ltd.	365,363	3,095
	Kurita Water Industries Ltd.	125,978	3,087
	Hisamitsu Pharmaceutical Co. Inc.	69,340	3,085
	Obayashi Corp.	728,575	3,084
	Kyowa Hakko Kirin Co. Ltd.	286,386	3,010
^	Konami Corp.	103,549	2,995
	Hamamatsu Photonics KK	74,722	2,969
	TonenGeneral Sekiyu KK	314,713	2,944
	Ube Industries Ltd.	1,139,936	2,915
	Taisei Corp.	1,144,863	2,908
	Sankyo Co. Ltd.	60,017	2,894
	Hokkaido Electric Power Co. Inc.	205,293	2,885
	Mitsubishi Gas Chemical Co. Inc.	439,921	2,882
	Shimamura Co. Ltd.	24,653	2,792
^	Gree Inc.	102,479	2,772
	Advantest Corp.	166,787	2,772

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ibiden Co. Ltd.	135,683	2,770
^	All Nippon Airways Co. Ltd.	938,014	2,753
	J Front Retailing Co. Ltd.	533,380	2,741
	Kajima Corp.	957,362	2,729
	Toho Gas Co. Ltd.	451,518	2,724
	Amada Co. Ltd.	400,393	2,718
	JTEKT Corp.	246,866	2,706
	Mitsubishi UFJ Lease & Finance Co. Ltd.	65,100	2,705
	THK Co. Ltd.	135,232	2,704
	Sumitomo Rubber Industries Ltd.	192,890	2,654
	Rinnai Corp.	36,254	2,641
	Mitsui Chemicals Inc.	911,190	2,633
	Kansai Paint Co. Ltd.	243,442	2,620
^	Hitachi Construction Machinery Co. Ltd.	120,232	2,600
	Nomura Research Institute Ltd.	113,284	2,599
	Nisshin Seifun Group Inc.	208,764	2,547
	Shimizu Corp.	665,504	2,530
	Toyo Suisan Kaisha Ltd.	97,996	2,516
	USS Co. Ltd.	24,776	2,513
	Hachijuni Bank Ltd.	458,828	2,497
	Nissin Foods Holdings Co. Ltd.	65,847	2,478
	Stanley Electric Co. Ltd.	161,641	2,476
	Hokuhoku Financial Group Inc.	1,410,946	2,468
	NGK Spark Plug Co. Ltd.	172,081	2,457
	Nippon Meat Packers Inc.	191,466	2,446
	TOTO Ltd.	330,078	2,442
	Suzuken Co. Ltd.	80,248	2,427
	Miraca Holdings Inc.	61,385	2,418
	Chugoku Bank Ltd.	191,109	2,415
	NOK Corp.	116,156	2,389
	Keisei Electric Railway Co. Ltd.	307,404	2,373
	Shimadzu Corp.	262,596	2,338
	Sojitz Corp.	1,384,418	2,332
	Yokogawa Electric Corp.	241,596	2,319
	Tokyu Land Corp.	480,127	2,314
	Hitachi Metals Ltd.	184,407	2,297
	Toyo Seikan Kaisha Ltd.	171,673	2,284
	Toho Co. Ltd.	126,833	2,273
	Takashimaya Co. Ltd.	299,494	2,270
	Hiroshima Bank Ltd.	558,400	2,269
	Nabtesco Corp.	104,465	2,230
	Idemitsu Kosan Co. Ltd.	24,098	2,219
	Iyo Bank Ltd.	266,498	2,212
^	Nippon Paper Group Inc.	110,048	2,203
	Gunma Bank Ltd.	433,081	2,197
	Kamigumi Co. Ltd.	273,148	2,195
	Hitachi Chemical Co. Ltd.	117,166	2,172
	Japan Prime Realty Investment Corp.	751	2,157
^	Sanrio Co. Ltd.	48,750	2,143
	Japan Steel Works Ltd.	351,865	2,140
	Daicel Corp.	334,473	2,120
	Hino Motors Ltd.	298,209	2,109
	McDonald's Holdings Co. Japan Ltd.	73,522	2,086
^	Yaskawa Electric Corp.	237,655	2,070
	MediPal Holdings Corp.	163,584	2,069
	Denki Kagaku Kogyo KK	533,966	2,067
	NTN Corp.	545,217	2,062
	Chiyoda Corp.	171,123	2,061
	Kikkoman Corp.	174,642	2,048
	Air Water Inc.	161,281	2,033
	Jupiter Telecommunications Co. Ltd.	1,918	2,033
	Taiyo Nippon Sanso Corp.	292,728	2,022
	Marui Group Co. Ltd.	254,542	2,020
	Daido Steel Co. Ltd.	325,087	2,017

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Nishi-Nippon City Bank Ltd.	760,839	2,012
^	GS Yuasa Corp.	389,999	2,007
	Shinsei Bank Ltd.	1,552,373	2,003
	Suruga Bank Ltd.	200,396	1,999
	Yamaguchi Financial Group Inc.	231,864	1,992
	Alfresa Holdings Corp.	43,058	1,988
	SBI Holdings Inc.	24,635	1,982
^	Seiko Epson Corp.	147,751	1,971
	Yamazaki Baking Co. Ltd.	132,435	1,958
	Kaneka Corp.	309,995	1,916
	Furukawa Electric Co. Ltd.	703,600	1,909
	Citizen Holdings Co. Ltd.	294,048	1,847
	Nomura Real Estate Holdings Inc.	105,278	1,840
	NHK Spring Co. Ltd.	175,296	1,830
	Cosmo Oil Co. Ltd.	656,046	1,819
	Dainippon Sumitomo Pharma Co. Ltd.	179,138	1,794
^	Casio Computer Co. Ltd.	269,172	1,788
	Aeon Mall Co. Ltd.	80,114	1,777
	Tsumura & Co.	66,472	1,776
	Asics Corp.	163,932	1,765
	Nomura Real Estate Office Fund Inc. Class A	301	1,748
	Hitachi High-Technologies Corp.	68,780	1,728
^	Kawasaki Kisen Kaisha Ltd.	820,235	1,728
	Yamaha Corp.	175,939	1,706
	Oracle Corp. Japan	43,568	1,683
	Fuji Electric Co. Ltd.	622,783	1,668
	Koito Manufacturing Co. Ltd.	106,455	1,647
	Aozora Bank Ltd.	641,231	1,645
	Hakuhodo DY Holdings Inc.	26,285	1,641
^	Seven Bank Ltd.	662,901	1,638
	Tosoh Corp.	578,233	1,599
^	Aeon Credit Service Co. Ltd.	87,670	1,528
	Ushio Inc.	116,284	1,517
	Toyoda Gosei Co. Ltd.	72,703	1,482
	Itochu Techno-Solutions Corp.	32,466	1,481
	Japan Petroleum Exploration Co.	31,579	1,441
	Otsuka Corp.	17,542	1,411
*	Sumco Corp.	132,301	1,404
	Mitsubishi Logistics Corp.	127,831	1,402
	Square Enix Holdings Co. Ltd.	70,115	1,372
	Showa Shell Sekiyu KK	211,122	1,329
	Yamato Kogyo Co. Ltd.	45,817	1,304
^	Nippon Sheet Glass Co. Ltd.	994,104	1,288
	Coca-Cola West Co. Ltd.	67,824	1,224
	Maruichi Steel Tube Ltd.	51,914	1,142
	Mabuchi Motor Co. Ltd.	26,901	1,125
	Nisshin Steel Co. Ltd.	797,910	1,120
	ABC-Mart Inc.	29,087	1,059
	Kinden Corp.	148,431	1,031
	NTT Urban Development Corp.	1,273	977
	Toyota Boshoku Corp.	74,309	915
			2,431,021
New Zealand (0.3%)
	Telecom Corp. of New Zealand Ltd.	2,143,831	4,609
	Fletcher Building Ltd.	754,966	3,852
	Auckland International Airport Ltd.	1,041,306	2,151
	SKYCITY Entertainment Group Ltd.	644,718	2,023
	Contact Energy Ltd.	397,932	1,576
			14,211
Singapore (5.2%)
	Singapore Telecommunications Ltd.	8,913,109	22,421
	DBS Group Holdings Ltd.	1,959,779	22,017
	United Overseas Bank Ltd.	1,409,267	21,865
	Oversea-Chinese Banking Corp. Ltd.	2,882,594	20,817

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

					Market
					Value
				Shares	($000)
	Keppel Corp. Ltd.			1,594,358	14,181
*	Genting Singapore plc			6,805,033	9,482
	Wilmar International Ltd.			2,149,303	8,415
	CapitaLand Ltd.			2,860,558	6,761
	Fraser and Neave Ltd.			1,032,574	5,860
	Singapore Press Holdings Ltd.			1,709,417	5,477
	Singapore Airlines Ltd.			607,226	5,238
	Singapore Exchange Ltd.			955,260	5,150
	City Developments Ltd.			562,713	4,597
	Jardine Cycle & Carriage Ltd.			118,621	4,506
	SembCorp Industries Ltd.			1,100,820	4,471
	Golden Agri-Resources Ltd.			7,488,116	4,432
	Hutchison Port Holdings Trust			5,839,639	4,399
	Singapore Technologies Engineering Ltd.			1,704,055	4,138
	Noble Group Ltd.			4,300,304	4,081
	SembCorp Marine Ltd.			935,666	3,828
	CapitaMall Trust			2,416,112	3,508
*	Global Logistic Properties Ltd.			2,071,673	3,438
	Ascendas REIT			1,988,894	3,337
	Olam International Ltd.			1,640,181	2,993
	ComfortDelGro Corp. Ltd.			2,131,980	2,632
	Keppel Land Ltd.			840,737	2,141
	Yangzijiang Shipbuilding Holdings Ltd.			2,150,210	2,040
	UOL Group Ltd.			521,717	1,901
	CapitaMalls Asia Ltd.			1,505,335	1,866
	StarHub Ltd.			667,567	1,719
^	Neptune Orient Lines Ltd.			999,571	993
^	Cosco Corp. Singapore Ltd.			1,123,305	934
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012			699,582	104

					209,742
Total Common Stocks (Cost $5,315,485)					3,994,454

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	0.137%		85,150,345	85,150

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Freddie Mac Discount Notes	0.125%	7/17/12	600	600
5,6	Freddie Mac Discount Notes	0.120%	7/23/12	1,000	1,000
6	United States Treasury Note/Bond	1.375%	9/15/12	1,000	1,004

					2,604

Total Temporary Cash Investments (Cost $87,755)					87,754
Total Investments (101.1%) (Cost $5,403,240)					4,082,208
Other Assets and Liabilities—Net (-1.1%)[4]					(46,057)
Net Assets (100%)					4,036,151

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $63,522,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.0%, respectively, of net assets.

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2012

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $37,755,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $66,632,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $2,004,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Brazil (14.0%)
^	Vale SA Class B Pfd. ADR	27,044,876	584,981
	Petroleo Brasileiro SA ADR Type A	25,311,838	560,910
	Itau Unibanco Holding SA ADR	31,473,444	493,818
	Petroleo Brasileiro SA ADR	18,333,505	431,571
	Cia de Bebidas das Americas ADR	9,895,525	415,414
	Banco Bradesco SA ADR	24,658,040	395,268
	Vale SA Class B ADR	17,490,800	388,296
	Petroleo Brasileiro SA Prior Pfd.	27,963,628	309,248
	Vale SA Prior Pfd.	10,542,777	228,151
	Itausa - Investimentos Itau SA Prior Pfd.	47,548,829	226,001
	Petroleo Brasileiro SA	19,207,388	224,807
	BM&FBovespa SA	36,296,421	202,795
	Banco Bradesco SA Prior Pfd.	11,420,572	182,140
	Cia de Bebidas das Americas Prior Pfd.	4,298,534	180,046
	Itau Unibanco Holding SA Prior Pfd.	11,216,300	175,998
*	OGX Petroleo e Gas Participacoes SA	24,178,128	168,828
	Cielo SA	5,453,388	163,818
	Vale SA	7,134,838	158,406
	Ultrapar Participacoes SA	6,030,843	136,743
	Cia Energetica de Minas Gerais ADR	5,325,250	131,374
	Banco do Brasil SA	10,588,243	131,370
	CCR SA	16,236,708	125,897
	BRF - Brasil Foods SA ADR	6,300,150	116,112
	BRF - Brasil Foods SA	6,318,280	114,688
	Souza Cruz SA	7,160,285	111,265
	Redecard SA	6,224,556	103,713
	Gerdau SA ADR	10,227,067	96,032
^	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,025,166	95,243
	Cia Siderurgica Nacional SA ADR	10,645,002	94,953
	BR Malls Participacoes SA	7,356,605	90,928
	Banco Santander Brasil SA ADR	11,033,696	89,042
	Telefonica Brasil SA ADR	2,926,219	83,309
	Telefonica Brasil SA Prior Pfd.	2,893,535	82,397
	Bradespar SA Prior Pfd.	4,246,301	76,900
	Embraer SA ADR	2,207,742	76,476
	Lojas Renner SA	2,272,011	72,196
	Natura Cosmeticos SA	3,172,565	71,685
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	882,837	69,885
	Metalurgica Gerdau SA Prior Pfd. Class A	5,144,848	62,592
	Gerdau SA Prior Pfd.	6,168,600	57,604
	Cia Hering	2,296,833	57,031
	Cia Energetica de Sao Paulo Prior Pfd.	2,848,371	54,169
	Tim Participacoes SA	9,146,918	54,033
	Cia Energetica de Minas Gerais Prior Pfd.	2,728,993	53,759
*	JBS SA	13,708,350	53,722
	Oi SA Pfd. ADR	2,985,477	53,530
	CETIP SA - Mercados Organizados	3,469,638	53,333
	Lojas Americanas SA Prior Pfd.	5,679,866	53,040
	PDG Realty SA Empreendimentos e Participacoes	21,002,924	49,363
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,195,914	46,996
	Cia Paranaense de Energia ADR	1,798,887	45,062
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,334,859	42,989
	Tractebel Energia SA	2,349,887	40,374
*	Oi SA Prior Pfd.	6,655,133	39,976
	Cosan SA Industria e Comercio	2,246,850	39,099
	Totvs SA	2,000,300	38,827
	Klabin SA Prior Pfd.	7,949,361	38,034
	Tim Participacoes SA ADR	1,247,788	37,346
	Centrais Eletricas Brasileiras SA	4,359,261	37,300
	All America Latina Logistica SA	8,118,827	36,758
	Raia Drogasil SA	3,349,700	35,814

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Localiza Rent a Car SA	2,032,059	34,753
	Fibria Celulose SA	4,224,116	33,706
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	32,961
	Hypermarcas SA	5,063,548	32,913
	MRV Engenharia e Participacoes SA	5,304,951	31,003
	Cia Siderurgica Nacional SA	3,640,220	30,918
	EDP - Energias do Brasil SA	4,381,215	30,547
	CPFL Energia SA	2,175,180	30,400
	Diagnosticos da America SA	4,188,500	29,994
	Anhanguera Educacional Participacoes SA	2,222,028	29,399
	Usinas Siderurgicas de Minas Gerais SA	3,076,566	29,230
	Banco do Estado do Rio Grande do Sul Prior Pfd.	3,380,922	29,177
	Multiplan Empreendimentos Imobiliarios SA	1,226,019	28,879
	Duratex SA	4,533,714	26,639
*	HRT Participacoes em Petroleo SA	90,073	26,131
	Odontoprev SA	4,885,923	25,812
	AES Tiete SA Prior Pfd.	1,855,120	25,790
	EcoRodovias Infraestrutura e Logistica SA	3,076,397	25,484
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,652,523	25,280
	Banco Santander Brasil SA	3,097,990	25,143
*	Oi SA	3,541,587	23,782
	CPFL Energia SA ADR	817,713	23,059
	Amil Participacoes SA	2,321,700	22,704
	Cia de Saneamento Basico do Estado de Sao Paulo	513,582	20,218
	Centrais Eletricas Brasileiras SA ADR	1,654,414	19,770
*	TAM SA Prior Pfd.	821,408	19,754
	Embraer SA	2,239,149	19,230
*	MMX Mineracao e Metalicos SA	4,092,100	18,978
	Porto Seguro SA	1,914,804	18,795
^,*	TAM SA ADR	736,848	18,016
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	503,400	16,123
	Light SA	1,194,900	15,433
	Sul America SA	1,765,631	14,506
	Braskem SA Prior Pfd.	1,783,624	12,492
	Braskem SA ADR	849,769	12,492
	Rossi Residencial SA	2,741,919	11,479
	Brookfield Incorporacoes SA	3,962,447	10,456
	Suzano Papel e Celulose SA Prior Pfd.	2,704,409	10,173
	Gol Linhas Aereas Inteligentes SA ADR	1,670,783	8,855
	Cia Paranaense de Energia Prior Pfd.	264,639	6,638
	Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,134,100	6,027
	Centrais Eletricas Brasileiras SA ADR	623,224	5,310
*	Oi SA ADR	625,137	4,170
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	84,945	3,923
	Fibria Celulose SA ADR	429,806	3,413
*	Itausa - Investimentos Itau SA Rights Exp. 05/31/2012	524,545	135
*	Companhia de Bebidas das Americas Pfd. Rights Exp. 05/28/2012	10,470	88
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd. Rights Exp. 05/31/2012	612	1
			9,471,634
Chile (1.8%)
	Empresas COPEC SA	8,485,782	137,756
	Cencosud SA	16,814,099	107,103
	Sociedad Quimica y Minera de Chile SA ADR	1,466,881	85,505
	Empresas CMPC SA	20,561,287	84,517
	Empresa Nacional de Electricidad SA ADR	1,507,588	82,344
	Lan Airlines SA	2,531,078	71,325
	Banco Santander Chile ADR	855,988	70,028
	Enersis SA ADR	3,434,757	69,623
	SACI Falabella	6,862,477	67,337
	CAP SA	1,380,444	57,910
	Banco de Chile	325,240,423	50,600
	Banco de Credito e Inversiones	573,303	41,245
	ENTEL Chile SA	2,006,467	39,832
	Colbun SA	128,884,733	36,665

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Enersis SA	78,498,873	32,071
	Empresa Nacional de Electricidad SA	17,474,993	31,841
	Cia Cervecerias Unidas SA	2,088,754	30,054
	AES Gener SA	45,402,485	28,733
	Banco Santander Chile	333,575,716	26,371
	E.CL SA	9,686,447	25,910
	Corpbanca	1,839,007,635	25,081
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	396,954	23,240
	Vina Concha y Toro SA	9,577,886	20,336
			1,245,427
China (18.1%)
	China Mobile Ltd.	112,832,167	1,248,321
	China Construction Bank Corp.	1,126,281,857	874,044
	Industrial & Commercial Bank of China	1,138,490,003	756,451
	CNOOC Ltd.	334,448,552	706,739
	Tencent Holdings Ltd.	18,974,472	593,594
	PetroChina Co. Ltd.	395,695,679	590,258
	Bank of China Ltd.	1,254,622,277	522,452
	China Life Insurance Co. Ltd.	139,110,470	370,388
	China Petroleum & Chemical Corp.	314,705,540	334,252
	China Shenhua Energy Co. Ltd.	63,772,825	281,624
	Ping An Insurance Group Co.	32,114,988	266,756
	China Unicom Hong Kong Ltd.	110,843,048	193,862
	Belle International Holdings Ltd.	87,576,500	170,883
	China Overseas Land & Investment Ltd.	76,071,076	164,391
	Agricultural Bank of China Ltd.	344,704,045	163,028
	China Merchants Bank Co. Ltd.	73,116,502	157,874
	Hengan International Group Co. Ltd.	13,872,000	146,580
	China Telecom Corp. Ltd.	261,333,683	140,062
	Want Want China Holdings Ltd.	112,934,285	137,850
	Lenovo Group Ltd.	116,063,309	110,994
	China Pacific Insurance Group Co. Ltd.	32,184,394	104,225
	Bank of Communications Co. Ltd.	135,159,345	104,008
^	China Minsheng Banking Corp. Ltd.	97,444,868	100,835
	Dongfeng Motor Group Co. Ltd.	51,368,044	100,469
	Tingyi Cayman Islands Holding Corp.	37,238,634	98,944
	China Coal Energy Co. Ltd.	77,153,000	88,146
	China Citic Bank Corp. Ltd.	138,150,919	87,535
	China Resources Enterprise Ltd.	23,235,460	84,105
	China Communications Construction Co. Ltd.	83,285,704	82,986
	Yanzhou Coal Mining Co. Ltd.	37,700,720	78,962
	Kunlun Energy Co. Ltd.	44,961,230	78,903
^	Anhui Conch Cement Co. Ltd.	23,680,152	78,773
^	China Resources Land Ltd.	38,150,000	73,004
^	China National Building Material Co. Ltd.	53,996,360	72,366
	China Mengniu Dairy Co. Ltd.	22,892,356	70,476
	China Merchants Holdings International Co. Ltd.	21,663,510	69,757
	Jiangxi Copper Co. Ltd.	27,032,598	65,010
	Inner Mongolia Yitai Coal Co. Class B	11,077,105	63,149
	PICC Property & Casualty Co. Ltd.	50,516,306	62,835
	China Resources Power Holdings Co. Ltd.	30,840,548	56,053
^	Evergrande Real Estate Group Ltd.	94,999,885	54,538
	Beijing Enterprises Holdings Ltd.	9,735,500	54,328
	ENN Energy Holdings Ltd.	13,780,000	48,145
^,*	Sun Art Retail Group Ltd.	35,235,738	46,654
	China Oilfield Services Ltd.	28,622,000	46,109
^,*	Brilliance China Automotive Holdings Ltd.	42,196,000	45,519
	Guangzhou Automobile Group Co. Ltd.	40,155,084	44,336
	COSCO Pacific Ltd.	30,140,988	43,572
^,*	Alibaba.com Ltd.	25,039,632	42,928
^	Great Wall Motor Co. Ltd.	19,328,000	41,480
^	Sinopharm Group Co. Ltd.	15,302,000	39,873
^	Shimao Property Holdings Ltd.	29,563,257	38,833
	Citic Pacific Ltd.	23,612,874	38,751

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Longfor Properties Co. Ltd.	23,558,280	37,216
	Guangdong Investment Ltd.	50,273,680	36,888
	Huaneng Power International Inc.	61,059,978	36,142
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	24,137,179	35,810
^	Zijin Mining Group Co. Ltd.	109,848,180	35,600
^	Aluminum Corp. of China Ltd.	73,311,720	35,287
^	Weichai Power Co. Ltd.	7,503,600	35,124
^	Country Garden Holdings Co. Ltd.	81,120,821	34,985
^	Agile Property Holdings Ltd.	26,223,245	34,119
^	GOME Electrical Appliances Holding Ltd.	188,004,805	33,923
	Shandong Weigao Group Medical Polymer Co. Ltd.	29,390,200	33,703
^	Golden Eagle Retail Group Ltd.	12,886,000	33,636
^	China Yurun Food Group Ltd.	25,881,149	32,867
^	Tsingtao Brewery Co. Ltd.	5,400,000	32,632
	Shanghai Industrial Holdings Ltd.	9,727,045	32,391
^	GCL-Poly Energy Holdings Ltd.	126,225,000	32,371
	China Longyuan Power Group Corp.	40,732,000	31,916
	China Vanke Co. Ltd. Class B	23,640,677	31,504
	Kingboard Chemical Holdings Ltd.	11,106,626	31,027
	China Gas Holdings Ltd.	62,244,000	30,827
	Parkson Retail Group Ltd.	27,581,779	30,629
^	Sino-Ocean Land Holdings Ltd.	66,005,302	30,616
^	CSR Corp. Ltd.	37,521,877	30,114
	Air China Ltd.	41,345,548	29,864
^	Geely Automobile Holdings Ltd.	78,113,000	28,895
	China Railway Group Ltd.	72,989,608	28,771
^	Soho China Ltd.	37,098,606	28,759
*	China Taiping Insurance Holdings Co. Ltd.	13,777,407	28,694
^	China Resources Cement Holdings Ltd.	35,552,686	28,077
	China Railway Construction Corp. Ltd.	35,118,765	27,858
^	China COSCO Holdings Co. Ltd.	47,976,000	27,601
	Shanghai Electric Group Co. Ltd.	54,052,969	27,062
^	ZTE Corp.	10,763,928	25,988
^,*	Byd Co. Ltd.	9,744,255	25,460
^	Intime Department Store Group Co. Ltd.	19,997,000	25,141
	China Everbright Ltd.	15,870,010	25,051
	Zhaojin Mining Industry Co. Ltd.	17,787,000	24,757
^	China Resources Gas Group Ltd.	12,758,000	24,718
	China Shanshui Cement Group Ltd.	30,330,000	24,440
	Nine Dragons Paper Holdings Ltd.	29,785,000	24,418
^	China State Construction International Holdings Ltd.	26,332,000	24,175
^	Zhuzhou CSR Times Electric Co. Ltd.	8,389,000	23,649
^	Guangzhou R&F Properties Co. Ltd.	17,739,200	23,564
	Daphne International Holdings Ltd.	16,566,000	23,548
^,*	Far East Horizon Ltd.	30,610,010	23,498
	Beijing Capital International Airport Co. Ltd.	35,969,654	23,435
	Jiangsu Expressway Co. Ltd.	23,650,139	23,247
	China BlueChemical Ltd.	32,509,405	23,170
	China Communications Services Corp. Ltd.	44,523,973	22,839
^	Shui On Land Ltd.	54,034,237	22,559
	China Agri-Industries Holdings Ltd.	29,946,586	21,900
	Wumart Stores Inc.	9,441,000	21,727
^,*	China Shipping Container Lines Co. Ltd.	65,791,618	21,314
	Zhejiang Expressway Co. Ltd.	29,378,704	21,057
^	Poly Hong Kong Investments Ltd.	40,374,000	20,955
	Yuexiu Property Co. Ltd.	93,916,000	20,935
^	Zhongsheng Group Holdings Ltd.	10,297,000	20,341
*	Semiconductor Manufacturing International Corp.	392,257,000	19,431
^	Datang International Power Generation Co. Ltd.	54,770,568	19,412
^	Shougang Fushan Resources Group Ltd.	55,423,984	19,315
^,*	Chongqing Rural Commercial Bank	41,517,461	19,083
^	Yingde Gases	15,648,500	18,175
	Franshion Properties China Ltd.	66,134,094	18,167
^	Anta Sports Products Ltd.	17,724,000	17,489

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China International Marine Containers Group Co. Ltd. Class B	11,839,498	17,389
^	Dongfang Electric Corp. Ltd.	6,184,430	16,765
	BBMG Corp.	19,546,500	16,763
^	AviChina Industry & Technology Co. Ltd.	36,416,000	16,739
	Fosun International Ltd.	28,202,737	16,729
	China Shipping Development Co. Ltd.	25,432,798	16,433
	Dah Chong Hong Holdings Ltd.	15,367,000	16,296
^	Hengdeli Holdings Ltd.	40,448,000	16,117
^	Skyworth Digital Holdings Ltd.	39,288,610	15,995
^,*	Haier Electronics Group Co. Ltd.	15,050,000	15,663
	Sinopec Shanghai Petrochemical Co. Ltd.	43,581,192	15,127
*	Minmetals Resources Ltd.	29,680,000	15,085
^,*	China ZhengTong Auto Services Holdings Ltd.	15,260,852	14,982
^,*	China Southern Airlines Co. Ltd.	33,068,000	14,819
^	Angang Steel Co. Ltd.	21,468,374	14,592
^	Sany Heavy Equipment International Holdings Co. Ltd.	17,215,000	13,231
	Lee & Man Paper Manufacturing Ltd.	27,584,000	12,869
^	Huabao International Holdings Ltd.	34,570,838	12,447
*	Shanghai Pharmaceuticals Holding Co. Ltd.	8,276,600	12,419
^	Lonking Holdings Ltd.	33,671,000	12,159
^	Dongyue Group	16,228,000	12,080
	Bosideng International Holdings Ltd.	41,426,000	11,903
^	Sihuan Pharmaceutical Holdings Group Ltd.	29,983,229	11,347
^	Renhe Commercial Holdings Co. Ltd.	190,841,454	10,991
^	China Zhongwang Holdings Ltd.	26,655,732	10,936
^	Metallurgical Corp. of China Ltd.	48,427,000	10,751
	CSG Holding Co. Ltd. Class B	12,436,803	9,578
^	China Rongsheng Heavy Industries Group Holdings Ltd.	36,483,141	9,054
^,*	China Molybdenum Co. Ltd.	20,570,000	7,946
^	Sinofert Holdings Ltd.	34,699,917	7,537
^	China Dongxiang Group Co.	55,614,788	7,486
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	2
			12,286,106
Colombia (0.8%)
	BanColombia SA ADR	6,192,307	420,024
	Ecopetrol SA	17,567,353	56,817
	Ecopetrol SA ADR	746,048	48,269
	Almacenes Exito SA	556,242	9,027
	Grupo de Inversiones Suramericana SA	476,534	8,642
	Cementos Argos SA	909,298	6,295
	Grupo Aval Acciones y Valores Prior Pfd.	8,301,284	5,958
	Corp Financiera Colombiana SA	299,717	5,833
	Inversiones Argos SA	504,109	4,863
	Interconexion Electrica SA ESP	567,759	3,673
			569,401
Czech Republic (0.3%)
	CEZ AS	3,097,222	124,867
	Komercni Banka AS	308,487	56,675
	Telefonica Czech Republic AS	2,192,799	44,253
			225,795
Egypt (0.2%)
	Orascom Construction Industries GDR	1,844,710	81,363
	Orascom Telecom Holding SAE GDR	11,492,388	32,171
*	Orascom Telecom Media And Technology Holding SAE GDR	10,239,924	11,571
	Commercial International Bank Egypt SAE	1,681,514	7,103
	Egyptian Co. for Mobile Services	95,739	3,114
	Telecom Egypt Co.	1,443,930	3,108
*	Egyptian Financial Group-Hermes Holding	1,335,097	2,988
*	Talaat Moustafa Group	4,208,215	2,942
	Egyptian Kuwaiti Holding Co. SAE	2,456,711	2,723
	National Societe Generale Bank SAE	439,999	2,075
			149,158

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Hungary (0.3%)
^	OTP Bank plc	4,574,677	80,193
*	MOL Hungarian Oil and Gas plc	824,034	68,127
	Richter Gedeon Nyrt	256,668	44,356
	Magyar Telekom Telecommunications plc	8,897,400	22,381
			215,057
India (6.4%)
	Infosys Ltd.	8,069,681	374,676
	Reliance Industries Ltd.	24,563,195	346,512
	Housing Development Finance Corp.	20,399,845	260,044
	HDFC Bank Ltd. ADR	6,097,467	209,326
	Tata Consultancy Services Ltd.	8,802,222	207,594
	ITC Ltd.	42,181,043	196,290
*	Tata Motors Ltd.	28,191,773	168,505
	Hindustan Unilever Ltd.	16,346,013	129,360
	ICICI Bank Ltd.	7,499,694	125,557
*	HDFC Bank Ltd.	10,134,946	104,360
	State Bank of India	2,411,172	97,568
	Larsen & Toubro Ltd.	3,877,587	90,040
	Axis Bank Ltd.	4,249,584	88,980
	Mahindra & Mahindra Ltd.	5,722,606	76,901
	Oil & Natural Gas Corp. Ltd.	14,440,706	73,881
	Jindal Steel & Power Ltd.	7,004,626	66,898
	Sun Pharmaceutical Industries Ltd.	5,792,999	66,153
	Coal India Ltd.	9,360,804	62,497
	Bharti Airtel Ltd.	10,537,497	61,924
	Kotak Mahindra Bank Ltd.	5,136,868	56,642
	Dr Reddy's Laboratories Ltd. ADR	1,540,387	52,111
	Wipro Ltd. ADR	5,277,722	50,983
	Tata Steel Ltd.	5,756,607	50,502
	Sterlite Industries India Ltd.	24,963,532	50,311
	Bajaj Auto Ltd.	1,626,684	50,003
	Hindalco Industries Ltd.	20,780,268	47,463
	Bharat Heavy Electricals Ltd.	11,007,607	46,799
	GAIL India Ltd.	7,118,129	44,525
	Power Grid Corp. of India Ltd.	20,767,600	43,758
	Infrastructure Development Finance Co. Ltd.	17,891,088	40,891
	Cipla Ltd.	6,220,130	36,764
*	Tata Power Co. Ltd.	18,147,617	36,238
	Asian Paints Ltd.	531,285	35,544
	Maruti Suzuki India Ltd.	1,348,788	35,066
	Ultratech Cement Ltd.	1,256,557	33,916
	Hero Motocorp Ltd.	797,578	33,822
	NTPC Ltd.	10,946,181	33,695
	Ambuja Cements Ltd.	11,501,938	32,803
	Wipro Ltd.	3,880,776	29,770
	Lupin Ltd.	2,719,976	28,479
	LIC Housing Finance Ltd.	5,637,276	27,773
	DLF Ltd.	7,765,304	27,471
	Jaiprakash Associates Ltd.	18,479,532	26,127
	Shriram Transport Finance Co. Ltd.	2,285,720	24,820
	United Spirits Ltd.	1,628,263	24,130
	Sesa Goa Ltd.	6,747,137	24,062
	Ranbaxy Laboratories Ltd.	2,473,700	23,522
	ACC Ltd.	972,378	22,780
	Rural Electrification Corp. Ltd.	5,555,733	21,972
	JSW Steel Ltd.	1,668,203	21,894
	Reliance Infrastructure Ltd.	2,169,398	21,659
	Adani Enterprises Ltd.	4,018,562	21,357
	Bharat Petroleum Corp. Ltd.	1,640,503	20,843
*	Reliance Power Ltd.	10,239,639	20,757
	Zee Entertainment Enterprises Ltd.	8,410,703	20,101
	Adani Ports and Special Economic Zone	7,514,454	18,202
	Siemens Ltd.	1,230,416	18,073

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Idea Cellular Ltd.	11,984,913	17,859
	Titan Industries Ltd.	3,888,856	17,161
	Dabur India Ltd.	7,564,243	16,031
*	Satyam Computer Services Ltd.	10,799,382	15,784
	Power Finance Corp. Ltd.	4,763,657	15,332
	HCL Technologies Ltd.	1,520,622	14,755
	Reliance Communications Ltd.	10,282,815	14,611
*	Unitech Ltd.	28,149,160	14,128
	Bank of India	1,994,834	13,366
	Aditya Birla Nuvo Ltd.	751,579	13,201
	Canara Bank	1,568,042	12,948
	Dr Reddy's Laboratories Ltd.	375,561	12,572
	Reliance Capital Ltd.	1,986,972	12,374
	ICICI Bank Ltd. ADR	330,217	11,191
	Piramal Healthcare Ltd.	1,240,082	10,290
	United Phosphorus Ltd.	4,171,917	9,203
*	GMR Infrastructure Ltd.	17,966,338	9,047
*	Suzlon Energy Ltd.	11,947,627	5,143
	State Bank of India GDR	43,236	3,514
			4,301,204
Indonesia (2.8%)
	Astra International Tbk PT	38,402,790	295,731
	Bank Central Asia Tbk PT	233,051,224	202,382
	Telekomunikasi Indonesia Persero Tbk PT	191,171,979	176,273
	Bank Rakyat Indonesia Persero Tbk PT	208,488,100	150,097
	Bank Mandiri Persero Tbk PT	175,797,980	140,981
	United Tractors Tbk PT	32,333,901	103,724
	Perusahaan Gas Negara Persero Tbk PT	216,770,980	78,715
	Semen Gresik Persero Tbk PT	59,460,320	78,367
	Bumi Resources Tbk PT	306,928,552	67,396
	Unilever Indonesia Tbk PT	31,121,230	67,134
	Gudang Garam Tbk PT	9,505,500	61,046
	Indocement Tunggal Prakarsa Tbk PT	30,284,103	59,300
	Adaro Energy Tbk PT	283,215,750	57,069
	Bank Negara Indonesia Persero Tbk PT	120,123,084	52,403
	Indofood Sukses Makmur Tbk PT	89,165,796	46,855
	Charoen Pokphand Indonesia Tbk PT	120,027,425	35,711
	Tambang Batubara Bukit Asam Persero Tbk PT	17,495,357	35,020
	Bank Danamon Indonesia Tbk PT	52,907,724	32,160
	Kalbe Farma Tbk PT	73,199,438	31,958
	Indo Tambangraya Megah Tbk PT	6,426,300	27,735
	Indosat Tbk PT	32,051,773	16,838
	XL Axiata Tbk PT	26,620,224	15,618
	Astra Agro Lestari Tbk PT	6,159,180	14,272
	Vale Indonesia Tbk PT	39,377,150	13,225
	Aneka Tambang Persero Tbk PT	57,023,659	10,652
			1,870,662
Malaysia (3.4%)
	CIMB Group Holdings Bhd.	90,532,748	221,235
	Malayan Banking Bhd.	63,059,648	179,583
	Sime Darby Bhd.	50,716,513	162,984
	Genting Bhd.	38,216,190	130,262
	Tenaga Nasional Bhd.	51,033,807	108,352
	IOI Corp. Bhd.	60,220,678	103,703
	Petronas Chemicals Group Bhd.	45,010,334	96,909
	Public Bank Bhd. (Foreign)	19,824,947	89,510
	Maxis Bhd.	42,135,850	85,140
	Axiata Group Bhd.	47,541,194	83,417
	DiGi.Com Bhd.	58,254,150	77,527
	Petronas Gas Bhd.	12,946,104	71,726
	Kuala Lumpur Kepong Bhd.	8,994,400	70,148
	Genting Malaysia Bhd.	55,402,490	70,137
	AMMB Holdings Bhd.	31,090,678	64,133
	PPB Group Bhd.	8,853,608	48,926

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	YTL Corp. Bhd.	88,929,540	47,559
	Hong Leong Bank Bhd.	10,576,905	42,691
	IJM Corp. Bhd.	22,564,550	40,737
	British American Tobacco Malaysia Bhd.	2,135,981	39,170
	Gamuda Bhd.	31,066,716	36,440
	Telekom Malaysia Bhd.	20,145,340	35,762
	MISC Bhd.	20,746,590	32,823
	Petronas Dagangan Bhd.	4,601,900	29,460
	UMW Holdings Bhd.	10,869,720	28,164
	AirAsia Bhd.	23,841,848	26,158
	RHB Capital Bhd.	10,215,635	24,828
	YTL Power International Bhd.	41,156,327	23,346
	Alliance Financial Group Bhd.	17,242,517	22,430
*	Bumi Armada Bhd.	16,299,081	21,440
	Berjaya Sports Toto Bhd.	14,320,596	20,422
	Malaysia Airports Holdings Bhd.	10,183,000	19,460
	Lafarge Malayan Cement Bhd.	7,827,520	18,559
	Parkson Holdings Bhd.	10,129,123	17,423
*	UEM Land Holdings Bhd.	24,127,000	15,982
	Hong Leong Financial Group Bhd.	3,876,600	15,271
	Malaysia Marine and Heavy Engineering Holdings Bhd.	8,905,235	14,795
	Bursa Malaysia Bhd.	6,482,014	14,442
	Genting Plantations Bhd.	4,219,600	13,078
	Berjaya Corp. Bhd.	47,380,300	12,503
	MMC Corp. Bhd.	14,157,700	12,297
	SP Setia Bhd.	8,921,424	10,640
			2,299,572
Mexico (4.8%)
	America Movil SAB de CV	743,307,200	991,194
	Wal-Mart de Mexico SAB de CV	115,674,892	330,793
	Fomento Economico Mexicano SAB de CV	36,232,908	294,515
	Grupo Mexico SAB de CV Class B	70,865,407	218,647
	Grupo Televisa SAB	47,811,550	209,475
	Grupo Financiero Banorte SAB de CV	30,594,590	148,229
*	Cemex SAB de CV	194,158,297	140,112
	Industrias Penoles SAB de CV	2,602,632	121,682
	Grupo Modelo SAB de CV	12,083,887	85,337
	Grupo Elektra SA de CV	1,359,765	84,127
	Grupo Financiero Inbursa SA	38,253,060	83,960
	Alfa SAB de CV Class A	5,688,531	81,206
	Grupo Bimbo SAB de CV Class A	31,136,452	74,196
	Kimberly-Clark de Mexico SAB de CV Class A	30,195,660	61,569
*	Coca-Cola Femsa SAB de CV	5,296,745	56,282
	Mexichem SAB de CV	14,268,606	53,061
*	Minera Frisco SAB de CV	11,574,158	50,061
	Grupo Carso SAB de CV	12,118,666	40,470
	Grupo Aeroportuario del Pacifico SAB de CV Class B	8,987,007	34,876
	Arca Continental SAB de CV	5,874,431	29,918
	El Puerto de Liverpool SAB de CV	3,329,799	26,391
	Compartamos SAB de CV	17,983,700	21,924
*	Urbi Desarrollos Urbanos SAB de CV	11,237,593	11,836
	Grupo Aeroportuario del Pacifico SAB de CV ADR	37,027	1,433
			3,251,294
Morocco (0.0%)
	Maroc Telecom SA	407,304	6,235
	Attijariwafa Bank	88,455	3,488
	Douja Promotion Groupe Addoha SA	399,586	2,961
			12,684
Peru (0.7%)
	Cia de Minas Buenaventura SA ADR	3,149,426	129,977
	Credicorp Ltd.	920,979	120,565
	Southern Copper Corp.	3,287,474	108,092
	Credicorp Ltd.	352,483	45,876

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Volcan Cia Minera SAA Class B	28,994,794	34,919
	Cia de Minas Buenaventura SA	461,011	19,484
	Southern Copper Corp.	86,163	2,818
			461,731
Philippines (0.8%)
	SM Investments Corp.	3,848,016	63,448
	Ayala Land Inc.	111,188,850	56,248
	Philippine Long Distance Telephone Co.	861,535	52,713
	SM Prime Holdings Inc.	119,308,534	47,137
	Ayala Corp.	4,018,543	40,843
	Aboitiz Equity Ventures Inc.	32,301,190	38,912
	Manila Electric Co.	5,690,697	35,436
	Bank of the Philippine Islands	15,651,666	27,232
	Aboitiz Power Corp.	28,780,326	23,127
*	BDO Unibank Inc.	14,277,091	22,324
	Universal Robina Corp.	13,804,300	21,209
	San Miguel Corp.	7,926,446	21,063
	International Container Terminal Services Inc.	12,989,900	20,844
	Alliance Global Group Inc.	69,458,798	20,241
	Jollibee Foods Corp.	6,476,619	17,166
	Energy Development Corp.	117,332,853	16,354
	Metropolitan Bank & Trust	7,069,205	15,240
	Globe Telecom Inc.	566,823	15,047
			554,584
Poland (1.4%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	11,830,253	126,885
^	KGHM Polska Miedz SA	2,644,805	116,945
	Powszechny Zaklad Ubezpieczen SA	1,064,068	107,666
	Bank Pekao SA	2,233,210	105,380
	PGE SA	13,617,867	81,512
	Telekomunikacja Polska SA	14,175,895	74,130
^,*	Polski Koncern Naftowy Orlen SA	6,263,258	73,070
	Polskie Gornictwo Naftowe i Gazownictwo SA	35,038,232	45,380
	Tauron Polska Energia SA	21,851,939	32,413
^,*	BRE Bank SA	305,723	28,033
*	Jastrzebska Spolka Weglowa SA	741,649	21,852
	Asseco Poland SA	1,367,983	20,364
*	Kernel Holding SA	857,131	18,913
	Synthos SA	9,619,674	18,591
*	Cyfrowy Polsat SA	3,379,095	14,917
	Bank Handlowy w Warszawie SA	511,020	12,293
^	TVN SA	3,691,758	11,233
^,*	Globe Trade Centre SA	4,263,481	9,758
	Enea SA	1,827,817	9,651
^,*	Grupa Lotos SA	1,068,484	9,602
	Bank Millennium SA	6,642,438	8,737
			947,325
Russia (6.6%)
	Gazprom OAO ADR	87,482,883	1,013,232
	Lukoil OAO ADR	8,872,726	545,861
	Sberbank of Russia	132,842,072	426,500
	NovaTek OAO GDR	1,746,494	222,995
	Uralkali OJSC	25,791,634	194,826
	Rosneft Oil Co. GDR	27,168,707	194,542
	Mobile Telesystems OJSC ADR	9,727,039	190,261
	Magnit OJSC GDR	4,921,951	144,233
	Gazprom OAO	24,659,930	142,058
	MMC Norilsk Nickel OJSC ADR	7,857,133	139,776
	Tatneft ADR	3,753,843	139,340
	Surgutneftegas OJSC ADR	13,717,329	137,396
	Rostelecom OJSC	23,954,625	111,410
	VTB Bank OJSC GDR	25,642,735	107,538
	Sberbank of Russia ADR	7,229,000	93,632

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Surgutneftegas OJSC Prior Pfd.	125,330,085	83,471
Federal Hydrogenerating Co. JSC	2,177,770,457	77,093
AK Transneft OAO Prior Pfd.	28,480	53,450
Federal Grid Co. Unified Energy System JSC	5,612,988,253	51,247
Sberbank of Russia Prior Pfd.	18,182,896	42,475
Lukoil OAO	672,560	41,069
Sistema JSFC GDR	2,145,662	40,799
Severstal OAO GDR	2,728,003	37,107
Novolipetsk Steel OJSC GDR	1,526,373	33,139
Tatneft	4,319,629	26,575
* IDGC Holding JSC	287,697,600	26,376
Rosneft Oil Co.	3,355,481	24,013
Mechel ADR	2,547,214	22,135
Severstal OAO	1,417,762	19,314
Inter Rao Ues OAO	20,241,206,081	18,824
MMC Norilsk Nickel OJSC	89,001	15,775
LSR Group GDR	2,820,717	15,098
TMK OAO GDR	946,915	12,726
Surgutneftegas OJSC	4,620,684	4,538
VTB Bank OJSC	442,200,349	951
* Rostelecom OJSC ADR	27,263	768
		4,450,543
South Africa (7.8%)
MTN Group Ltd.	31,813,350	556,347
Sasol Ltd.	10,224,736	486,130
Naspers Ltd.	7,220,626	435,669
Standard Bank Group Ltd.	22,343,502	330,065
AngloGold Ashanti Ltd.	7,150,516	245,183
Impala Platinum Holdings Ltd.	9,396,362	183,428
Gold Fields Ltd.	13,576,981	173,919
FirstRand Ltd.	52,567,729	170,962
Sanlam Ltd.	33,607,533	145,002
Shoprite Holdings Ltd.	7,948,739	137,486
Remgro Ltd.	8,100,744	137,272
Bidvest Group Ltd.	5,773,509	136,647
ABSA Group Ltd.	5,384,007	110,957
Tiger Brands Ltd.	2,983,454	109,423
Kumba Iron Ore Ltd.	1,506,273	106,672
Vodacom Group Ltd.	7,080,372	98,451
Truworths International Ltd.	8,371,102	89,444
Woolworths Holdings Ltd.	14,048,964	87,946
Aspen Pharmacare Holdings Ltd.	5,235,860	84,633
Growthpoint Properties Ltd.	31,016,397	83,795
Nedbank Group Ltd.	3,758,079	82,010
Anglo American Platinum Ltd.	1,203,883	78,294
Steinhoff International Holdings Ltd.	20,318,838	74,146
Harmony Gold Mining Co. Ltd.	7,451,312	72,458
Imperial Holdings Ltd.	3,256,357	70,806
African Bank Investments Ltd.	13,808,473	69,034
Foschini Group Ltd.	3,788,427	62,801
Exxaro Resources Ltd.	2,322,504	61,919
RMB Holdings Ltd.	13,307,519	57,527
Redefine Properties Ltd.	51,592,595	54,730
Spar Group Ltd.	3,160,825	49,450
Barloworld Ltd.	3,856,240	48,635
African Rainbow Minerals Ltd.	2,045,863	47,681
Life Healthcare Group Holdings Ltd.	13,096,311	45,311
Massmart Holdings Ltd.	2,084,119	44,847
MMI Holdings Ltd.	18,932,578	42,643
Pretoria Portland Cement Co. Ltd.	10,367,264	41,362
Discovery Holdings Ltd.	5,970,664	39,516
* Sappi Ltd.	10,141,006	36,730
Aveng Ltd.	7,004,296	35,797
Netcare Ltd.	17,757,904	32,117

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Reunert Ltd.	3,355,959	31,077
	RMI Holdings	13,339,029	29,870
	Liberty Holdings Ltd.	2,375,399	26,956
	Investec Ltd.	4,636,930	26,668
	ArcelorMittal South Africa Ltd.	3,270,553	24,825
	Pick n Pay Stores Ltd.	4,259,523	24,693
	Northam Platinum Ltd.	4,161,218	18,004
	Telkom SA Ltd.	5,199,948	15,916
			5,255,254
South Korea (15.3%)
2	Samsung Electronics Co. Ltd. GDR	2,751,228	1,678,906
	Samsung Electronics Co. Ltd.	696,259	852,194
	Hyundai Motor Co.	2,891,793	682,666
	Hyundai Mobis	1,277,932	345,511
	Kia Motors Corp.	4,503,144	330,436
	POSCO ADR	3,580,110	298,044
	Samsung Electronics Co. Ltd. Prior Pfd.	385,403	274,663
	SK Hynix Inc.	9,761,920	240,606
	LG Chem Ltd.	870,007	217,469
	Hyundai Heavy Industries Co. Ltd.	783,930	194,807
	Shinhan Financial Group Co. Ltd. ADR	2,502,911	174,052
	NHN Corp.	767,211	173,440
	Samsung C&T Corp.	2,343,805	158,558
	SK Innovation Co. Ltd.	1,127,183	155,808
	KB Financial Group Inc. ADR	4,304,942	146,067
	KT&G Corp.	2,059,861	141,365
	Hana Financial Group Inc.	4,102,410	139,856
	Samsung Fire & Marine Insurance Co. Ltd.	665,810	127,061
^	LG Electronics Inc.	1,928,107	118,962
	Samsung Heavy Industries Co. Ltd.	3,028,425	110,720
	POSCO	331,319	109,759
^	Samsung Electro-Mechanics Co. Ltd.	1,119,735	107,715
	Samsung Engineering Co. Ltd.	562,163	106,432
	Shinhan Financial Group Co. Ltd.	2,998,134	104,054
	LG Display Co. Ltd.	4,358,266	96,210
	E-Mart Co. Ltd.	391,769	92,965
^	LG Household & Health Care Ltd.	175,561	91,945
^	Samsung SDI Co. Ltd.	640,811	91,822
	LG Corp.	1,778,430	90,013
	Hyundai Steel Co.	1,039,148	89,905
	KB Financial Group Inc.	2,578,521	87,239
2	Samsung Life Insurance Co. Ltd.	937,715	82,780
	Hyundai Engineering & Construction Co. Ltd.	1,253,040	78,656
	Cheil Industries Inc.	885,089	75,477
	NCSoft Corp.	286,804	73,971
	S-Oil Corp.	843,865	72,346
	Hankook Tire Co. Ltd.	1,711,116	72,185
	Woori Finance Holdings Co. Ltd.	6,802,322	71,169
^	Honam Petrochemical Corp.	268,881	64,250
	Korea Electric Power Corp. ADR	6,737,928	64,010
	Lotte Shopping Co. Ltd.	190,483	59,042
	Amorepacific Corp.	60,299	57,883
^	OCI Co. Ltd.	290,490	54,612
	Orion Corp.	67,120	53,159
	SK Holdings Co. Ltd.	483,426	51,468
	Korea Zinc Co. Ltd.	159,120	51,261
	GS Holdings	958,404	50,023
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,794,702	49,924
	GS Engineering & Construction Corp.	669,529	49,637
	Hyundai Motor Co. 2nd Pfd.	705,424	49,440
^	CJ CheilJedang Corp.	147,050	48,580
	Hyundai Glovis Co. Ltd.	246,150	48,077
	Daelim Industrial Co. Ltd.	520,942	47,953
	Samsung Securities Co. Ltd.	1,075,116	47,276

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Samsung Techwin Co. Ltd.	697,491	42,424
	Hyundai Department Store Co. Ltd.	285,052	40,088
	SK Telecom Co. Ltd. ADR	2,863,932	38,720
	Kangwon Land Inc.	1,805,538	38,653
	Mando Corp.	238,577	37,994
	Doosan Heavy Industries & Construction Co. Ltd.	793,351	37,194
^	Celltrion Inc.	1,311,901	36,809
	Korea Exchange Bank	4,833,910	36,557
	BS Financial Group Inc.	3,442,515	35,251
^,*	Doosan Infracore Co. Ltd.	1,895,120	35,154
	Daewoo Securities Co. Ltd.	3,359,918	33,797
	Industrial Bank of Korea	3,063,780	33,642
	Woongjin Coway Co. Ltd.	1,009,799	32,267
^	Hyundai Wia Corp.	216,426	32,122
	Dongbu Insurance Co. Ltd.	796,022	31,701
^	Hanwha Chem Corp.	1,574,350	30,813
	Shinsegae Co. Ltd.	138,111	30,257
	Hyundai Marine & Fire Insurance Co. Ltd.	1,173,650	30,001
	DGB Financial Group Inc.	2,514,070	29,264
	Hyundai Motor Co. Prior Pfd.	422,887	27,806
*	Korea Electric Power Corp.	1,442,881	27,680
	Korean Air Lines Co. Ltd.	674,691	26,437
	Korea Investment Holdings Co. Ltd.	728,703	25,002
	Samsung Card Co. Ltd.	804,947	24,639
	Woori Investment & Securities Co. Ltd.	2,428,965	23,796
	Doosan Corp.	191,779	23,301
	SK C&C Co. Ltd.	282,322	23,271
	Hyundai Mipo Dockyard	207,985	22,420
	LS Corp.	336,166	22,397
	Hyundai Development Co.	1,060,336	22,196
	Kumho Petro chemical Co. Ltd.	237,620	22,175
	Hyosung Corp.	427,279	21,747
	LG Uplus Corp.	4,349,668	21,478
	Hanwha Corp.	842,786	21,476
^	Hyundai Hysco Co. Ltd.	599,640	21,070
^	Hyundai Merchant Marine Co. Ltd.	803,950	20,373
	KCC Corp.	79,359	20,294
^	Korea Aerospace Industries Ltd.	820,437	20,284
	Lotte Confectionery Co. Ltd.	13,318	20,126
	Korea Life Insurance Co. Ltd.	3,335,635	20,105
^	Daewoo International Corp.	676,719	19,535
	CJ Corp.	271,050	18,683
	Hyundai Securities Co. Ltd.	2,233,441	18,281
	SK Networks Co. Ltd.	2,093,645	17,214
	Korea Gas Corp.	434,256	16,905
*	Daewoo Engineering & Construction Co. Ltd.	1,972,804	16,390
	S1 Corp.	320,426	15,999
^	Yuhan Corp.	155,891	14,600
	LS Industrial Systems Co. Ltd.	281,082	14,300
	Mirae Asset Securities Co. Ltd.	430,797	13,085
^	LG Innotek Co. Ltd.	178,612	12,765
^	KP Chemical Corp.	921,370	11,648
	LG Chem Ltd. Prior Pfd.	142,957	10,948
^	STX Pan Ocean Co. Ltd.	2,069,100	10,734
^	Dongkuk Steel Mill Co. Ltd.	693,942	10,729
	KT Corp.	394,976	10,243
	SK Telecom Co. Ltd.	63,236	7,572
	KT Corp. ADR	479,035	6,156
			10,388,997
Taiwan (10.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	58,484,443	911,188
	Hon Hai Precision Industry Co. Ltd.	166,196,846	522,552
	Taiwan Semiconductor Manufacturing Co. Ltd.	157,903,045	466,704
	Formosa Plastics Corp.	72,714,458	205,666

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Steel Corp.	206,244,830	204,756
	HTC Corp.	13,392,425	201,024
	Nan Ya Plastics Corp.	86,107,439	176,676
	MediaTek Inc.	18,875,475	162,620
	Chunghwa Telecom Co. Ltd. ADR	5,108,638	158,266
	Formosa Chemicals & Fibre Corp.	52,001,164	150,094
	Cathay Financial Holding Co. Ltd.	123,149,791	129,466
	Asustek Computer Inc.	12,392,858	124,493
	Quanta Computer Inc.	45,627,685	119,388
	Chinatrust Financial Holding Co. Ltd.	184,915,102	117,214
	Mega Financial Holding Co. Ltd.	144,441,928	113,563
	Uni-President Enterprises Corp.	70,657,026	109,493
	Taiwan Mobile Co. Ltd.	30,634,876	98,724
	Delta Electronics Inc.	32,941,245	97,301
	Fubon Financial Holding Co. Ltd.	90,341,726	93,465
	Compal Electronics Inc.	76,299,129	87,350
	United Microelectronics Corp. ADR	31,737,261	85,056
	Cheng Shin Rubber Industry Co. Ltd.	29,397,116	72,875
	Taiwan Cement Corp.	60,783,577	72,045
*	Yuanta Financial Holding Co. Ltd.	146,575,264	69,822
	Catcher Technology Co. Ltd.	10,289,463	65,330
	Formosa Petrochemical Corp.	20,830,393	64,506
	Far EasTone Telecommunications Co. Ltd.	29,101,043	62,972
	First Financial Holding Co. Ltd.	105,073,275	62,611
	Advanced Semiconductor Engineering Inc. ADR	11,980,266	60,740
	Far Eastern New Century Corp.	53,932,446	60,550
	Chunghwa Telecom Co. Ltd.	19,157,613	59,902
	Synnex Technology International Corp.	24,158,355	56,417
	President Chain Store Corp.	10,544,547	56,356
	Wistron Corp.	36,072,381	53,814
	Acer Inc.	46,936,105	53,492
	Hua Nan Financial Holdings Co. Ltd.	90,154,445	49,767
	Lite-On Technology Corp.	38,605,688	46,917
	Pegatron Corp.	32,003,225	46,037
	Foxconn Technology Co. Ltd.	12,839,970	44,940
*	Taiwan Cooperative Financial Holding	72,203,563	44,373
	Siliconware Precision Industries Co. ADR	7,375,213	42,998
	China Development Financial Holding Corp.	163,486,689	41,133
	Asia Cement Corp.	34,328,472	41,113
	Chang Hwa Commercial Bank	74,221,432	40,922
	AU Optronics Corp. ADR	8,979,407	40,318
	MStar Semiconductor Inc.	6,800,701	40,137
*	Chimei Innolux Corp.	93,517,699	38,499
	E.Sun Financial Holding Co. Ltd.	71,073,131	37,519
	SinoPac Financial Holdings Co. Ltd.	106,899,258	36,221
	United Microelectronics Corp.	68,468,970	35,814
	Taishin Financial Holding Co. Ltd.	92,898,376	35,675
	Pou Chen Corp.	39,903,631	34,086
	Epistar Corp.	14,116,732	34,065
	WPG Holdings Ltd.	24,420,492	33,154
	Taiwan Fertilizer Co. Ltd.	13,685,600	32,564
	China Petrochemical Development Corp.	32,258,800	32,390
*	Shin Kong Financial Holding Co. Ltd.	107,728,775	31,727
	Radiant Opto-Electronics Corp.	7,591,000	31,669
	Simplo Technology Co. Ltd.	4,090,030	31,142
	Largan Precision Co. Ltd.	1,834,135	28,887
	Advanced Semiconductor Engineering Inc.	28,542,789	28,702
	Novatek Microelectronics Corp.	9,513,117	28,632
*	Hotai Motor Co. Ltd.	4,481,000	28,361
	Hiwin Technologies Corp.	2,996,490	28,167
	Unimicron Technology Corp.	24,310,754	27,468
	Giant Manufacturing Co. Ltd.	5,484,121	27,422
	China Life Insurance Co. Ltd.	30,015,403	26,613
	KGI Securities Co. Ltd.	55,637,278	25,543

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Yulon Motor Co. Ltd.	15,746,872	25,091
	Tripod Technology Corp.	7,685,229	22,476
	Powertech Technology Inc.	13,014,061	22,071
	Teco Electric and Machinery Co. Ltd.	29,829,000	21,769
	TSRC Corp.	9,036,937	21,754
	AU Optronics Corp.	47,451,669	21,352
*	TPK Holding Co. Ltd.	1,719,490	20,984
	Macronix International	61,872,318	20,320
	Siliconware Precision Industries Co.	17,150,860	20,215
	China Airlines Ltd.	48,007,050	18,581
	Far Eastern Department Stores Co. Ltd.	16,699,573	17,891
	Eva Airways Corp.	29,704,580	17,755
	Wintek Corp.	27,035,098	17,492
	Advantech Co. Ltd.	5,153,942	17,438
	Walsin Lihwa Corp.	58,580,770	16,934
	Realtek Semiconductor Corp.	7,651,869	16,515
	Taiwan Glass Industry Corp.	16,638,351	16,506
	Chicony Electronics Co. Ltd.	8,244,589	16,002
	Phison Electronics Corp.	2,254,297	15,962
	E Ink Holdings Inc.	14,606,000	15,820
	Richtek Technology Corp.	2,595,626	15,675
	Inventec Corp.	40,813,033	15,625
*	Taiwan Business Bank	51,691,471	15,625
	Ruentex Development Co. Ltd.	10,711,262	15,301
	Kinsus Interconnect Technology Corp.	4,878,029	15,235
	Evergreen Marine Corp. Taiwan Ltd.	25,344,969	14,856
	Ruentex Industries Ltd.	8,442,105	14,596
	Cheng Uei Precision Industry Co. Ltd.	6,948,033	14,192
	U-Ming Marine Transport Corp.	8,046,356	13,625
	Feng Hsin Iron & Steel Co.	7,957,310	13,348
	Everlight Electronics Co. Ltd.	6,413,742	13,093
	Formosa Taffeta Co. Ltd.	13,625,868	12,833
	Tung Ho Steel Enterprise Corp.	13,129,144	12,440
	Clevo Co.	8,010,938	12,435
	Nan Kang Rubber Tire Co. Ltd.	8,396,208	12,267
	LCY Chemical Corp.	7,968,730	12,240
	Highwealth Construction Corp.	7,177,000	11,967
	Sino-American Silicon Products Inc.	6,779,938	11,664
	Standard Foods Corp.	3,741,000	11,584
	Capital Securities Corp.	31,983,422	11,372
	Yang Ming Marine Transport Corp.	25,420,195	10,733
	Wan Hai Lines Ltd.	20,233,450	10,199
	Farglory Land Development Co. Ltd.	5,532,688	10,178
	Eternal Chemical Co. Ltd.	12,361,862	9,606
	Transcend Information Inc.	3,494,981	9,304
*	Tatung Co. Ltd.	33,031,926	9,002
*	Inotera Memories Inc.	34,137,436	8,854
	Formosa International Hotels Corp.	632,652	8,541
	Motech Industries Inc.	5,584,999	8,093
	China Motor Corp.	9,802,000	8,060
	Nan Ya Printed Circuit Board Corp.	3,466,521	6,455
*	Tatung Co. Ltd. GDR	165,365	907
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			7,132,299
Thailand (2.2%)
	Siam Commercial Bank PCL (Foreign)	29,702,657	149,138
	PTT Exploration & Production PCL (Foreign)	22,006,518	126,804
	Kasikornbank PCL (Foreign)	22,814,449	120,566
	PTT PCL (Foreign)	9,994,037	113,978
	Bangkok Bank PCL (Foreign)	16,680,131	104,973
	Siam Cement PCL (Foreign)	6,088,517	82,695
*	PTT PCL	6,287,800	71,710
	Advanced Info Service PCL (Foreign)	11,809,877	70,226
	CP ALL PCL (Foreign)	25,934,515	64,410

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Bangkok Bank PCL (Local)	9,854,643	61,035
*	Kasikornbank PCL	10,016,100	53,077
*	CP ALL PCL (Local)	18,335,600	45,538
	PTT Global Chemical PCL	20,256,407	44,293
*	Charoen Pokphand Foods PCL (Foreign)	32,617,200	43,122
*	Banpu PCL (Local)	2,364,600	42,697
*	Charoen Pokphand Foods PCL	27,910,600	36,899
*	Advanced Info Service PCL (Local)	5,407,300	32,154
	Thai Oil PCL (Foreign)	11,458,300	25,136
	Indorama Ventures PCL	19,164,164	21,410
*	Bank of Ayudhya PCL (Local)	22,120,800	19,900
	Krung Thai Bank PCL (Foreign)	33,902,721	19,788
	IRPC PCL (Foreign)	138,017,360	19,514
	BEC World PCL (Foreign)	10,649,325	17,800
*	PTT Global Chemical PCL	7,505,400	16,770
	Bank of Ayudhya PCL (Foreign)	17,920,134	16,443
	Glow Energy PCL (Foreign)	6,297,555	13,745
	Banpu PCL	427,167	7,735
*	Krung Thai Bank PCL	9,822,200	5,733
*	BEC World PCL	3,400,400	5,684
*	Indorama Ventures PCL	3,430,600	3,833
*	Thai Oil PCL	1,430,300	3,138
*	IRPC PCL	18,449,200	2,608
*	Glow Energy PCL	1,183,000	2,582
*	Siam Commercial Bank PCL (Local)	441,600	2,217
*	PTT Exploration and Production PCL (Local)	154,800	892
			1,468,243
Turkey (1.4%)
*	Turkiye Garanti Bankasi AS	39,723,649	146,244
^	Akbank TAS	22,448,303	83,449
*	Turkcell Iletisim Hizmetleri AS	14,643,155	72,857
	Turkiye Is Bankasi	29,700,070	68,025
	BIM Birlesik Magazalar AS	1,612,826	67,269
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,805,035	53,637
	Tupras Turkiye Petrol Rafinerileri AS	2,319,098	48,561
	Turk Telekomunikasyon AS	10,600,588	46,444
	Turkiye Halk Bankasi AS	6,517,737	45,689
	KOC Holding AS	12,035,864	44,702
	Haci Omer Sabanci Holding AS (Bearer)	10,330,467	42,966
^,*	Yapi ve Kredi Bankasi AS	18,864,138	34,940
	Turkiye Vakiflar Bankasi Tao	15,357,997	27,567
	Enka Insaat ve Sanayi AS	6,378,500	19,987
^	Eregli Demir ve Celik Fabrikalari TAS	13,693,162	18,974
	Koza Altin Isletmeleri AS	765,882	16,596
*	Turk Hava Yollari	10,331,589	15,823
	Coca-Cola Icecek AS	1,072,890	15,099
	Arcelik AS	3,338,337	14,649
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,259,556	13,501
*	TAV Havalimanlari Holding AS	2,557,481	13,469
	Ford Otomotiv Sanayi AS	1,174,888	10,816
	Turkiye Sise ve Cam Fabrikalari AS	6,101,305	10,428
*	Asya Katilim Bankasi AS	7,743,941	7,897

			939,589
Total Common Stocks (Cost $61,544,189)			67,496,559

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2012

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	0.137%		1,683,459,645	1,683,460

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Freddie Mac Discount Notes	0.120%	7/23/12	2,000	1,999
5,6	Freddie Mac Discount Notes	0.150%	8/27/12	10,100	10,095
6	United States Treasury Note/Bond	0.375%	8/31/12	1,000	1,001

					13,095
Total Temporary Cash Investments (Cost $1,696,555)					1,696,555
Total Investments (102.1%) (Cost $63,240,744)					69,193,114
Other Assets and Liabilities—Net (-2.1%)[3]					(1,451,477)
Net Assets (100%)					67,741,637

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,443,815,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,761,686,000, representing 2.6% of net assets.
3 Includes $1,549,502,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $10,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

34

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 722 062012

Semiannual Report | April 30, 2012

Vanguard Total World Stock Index Fund

> For the six months ended April 30, 2012, Vanguard Total World Stock Index Fund returned more than 7%, slightly ahead of the average result of its peer funds.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> U.S. stocks outperformed their international counterparts as the U.S. economy gained traction and corporate earnings increased.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	7.72%
Institutional Shares	7.82
ETF Shares
Market Price	7.95
Net Asset Value	7.81
Spliced Total World Stock Index	7.13
Global Funds Average	7.12

Spliced Total World Stock Index: Consists of the FTSE All-World Index through December 18, 2011, and the FTSE Global All Cap Index thereafter.

Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

In contrast to our last fiscal year—especially the second half of it—the past six months saw major progress in global stock markets. For Vanguard Total World Stock Index Fund, the result was a gain of more than 7%.

The major driver of this return was the United States, where the economy gained momentum, corporate earnings rose, and investors’ confidence increased. Although international stock markets performed sluggishly at times and didn’t keep pace with the broad U.S. market, in aggregate they too produced positive returns. Altogether, the six months ended April 30, 2012, represented a notable improvement from last summer’s tumult.

The Total World Stock Index Fund ended the period slightly ahead of the average return of its international peer funds. The fund’s return diverged from that of its target, the Spliced Total World Index, because of temporary price differences arising from fair-value pricing policies. (For an explanation of fair-value pricing, see page 6.)

Please note that, shortly after the close of the period, Vanguard announced that it had eliminated the redemption fee for your fund, effective May 23. The fund’s trustees determined that the fee, one of several measures in place to protect the interests of long-term investors and discourage frequent trading, was no longer needed.

2

I also want to note that earlier this year we announced a change in the frequency of the fund’s dividend distributions. In the future, distributions will be made each quarter, rather than once a year. Spreading them out in this way will reduce the impact to the fund of generating cash for payments to shareholders whose dividends are not reinvested. We’re phasing in the change, so dividends will be paid twice in 2012, in September and December.

Before turning to the performance of global equity markets during the period, I’d like to look briefly at the domestic bond market, where municipal securities remained a bright spot.

The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

U.S. stocks led the fund’s gain; many European markets rebounded
The United States stock market, by far the largest represented in the Total World Stock Index Fund, powered returns over the six months. As measured by market capitalization, its size dwarfs those of the other nations represented in the fund. And, for the fiscal half-year, so did its contribution to the fund’s performance.

Results for the developed markets of the Pacific and Europe regions and emerging markets were less impressive but still positive. For U.S.-based investors, however, the gains were crimped by the relative strength of the U.S. dollar compared with the euro and the yen, as some holdings lost value when converted into dollars.

In the United States, all ten industry sectors registered positive returns, with information technology leading the way. Spending by businesses and consumers fueled computer, software, and internet companies, along with makers of communications equipment. Much of the growth arose from the popularity of smartphones and tablet computers and their supporting products and services.

U.S. financial and consumer discretionary stocks also boosted the fund’s performance significantly. Giant banks and financial services corporations that

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.40%	0.20%	0.22%	1.44%

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the fund’s annualized expense ratios were 0.39% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Global Funds.

4

navigated the financial crisis delivered the strongest returns within the financial sector. Within the consumer discretionary sector, stars included major home improvement retailers, restaurants, and media corporations. Industrial, health care, and consumer staples stocks also performed well.

Canada, the fund’s fourth-largest market in terms of assets, turned in mixed results: A commendable showing by its financial stocks was countered by weakness in materials.

Stocks in developed European markets, which account for more than 20% of the fund’s holdings, rose by nearly 3%. Although Europe’s return was modest, it was a vast improvement over the nearly –18% result of the prior six months. Holdings in the United Kingdom, which made up about 8% of the fund’s assets on average, returned about 7%, with the main contributors coming from industrials and consumer discretionary.

German and Swiss automakers and Swedish and Dutch pharmaceutical corporations also lifted performance. Stock returns were weak, however, in several European countries most vulnerable to the debt crisis: Spain, Italy, Portugal, and Greece. Their problems were evident in a variety of areas, most notably banks and telecommunication services providers.

Emerging markets countries returned about 4% in aggregate, with stronger returns coming from markets in China, South Africa, and South Korea. While performance was largely mixed across the emerging market spectrum, the leaders offset the laggards. In China, where strides have been made in curbing inflation, top performers included financial, information technology, and energy stocks. South African banks and South Korea’s information technology companies also displayed strength. However, financial services firms and banks in India and Brazil suffered as investors worried that the rapid economic growth in those nations was slowing.

Returns for developed markets in the Pacific region were nearly 4% overall. Japan’s automakers are approaching production levels not seen since before the natural and nuclear disasters of March 2011, and sales are improving as high gas prices attract consumers to fuel-efficient Japanese cars. This trend boosted returns in Japan’s consumer discretionary sector, which—along with good results from the financial, industrial, and consumer staples sectors—lifted the fund’s Japanese holdings as the nation’s economy expanded. Financial services companies and banks from Hong Kong, Singapore, and Australia also boosted the fund’s returns.

International diversification may help reduce portfolio volatility
Diversification is a hallmark of any sensible investing program, and exposure to international equities, which can behave

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change––because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not
immediately reflected in inter-
national index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of the
fund and that of its benchmark
index––a difference that usually
corrects itself when the foreign
markets open.

differently from their U.S. counterparts, can be an important part of the equation.

Considerations for Investing in Non-U.S. Equities, a recent Vanguard research paper, explains that international stocks can provide significant opportunities for U.S. investors and can also help dampen a portfolio’s volatility. (You can find the paper at vanguard.com/research.)

Vanguard counsels investors to create a broadly diversified investment program that considers their time horizon, risk tolerance, and long-term goals. Such a program may include domestic and international stock funds as well as bond and money market funds. Vanguard Total World Stock Index Fund, which offers broad exposure to stocks from all over the globe, can play an important role in a well-diversified portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2012

6

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$18.40	$19.40	$0.375	$0.000
Institutional Shares	92.36	97.22	2.106	0.000
ETF Shares	45.21	47.60	1.018	0.000

7

Total World Stock Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.40%	0.20%	0.22%

Portfolio Characteristics
			FTSE
			Global
			All Cap
		Fund	Index
Number of Stocks		3,771	7,369
Median Market Cap	$26.8B		$27.2B
Price/Earnings Ratio		15.0x	15.0x
Price/Book Ratio		1.7x	1.7x
Return on Equity		17.5%	17.3%
Earnings Growth Rate		6.4%	6.3%
Dividend Yield		2.6%	2.7%
Turnover Rate
(Annualized)		19%	—
Short-Term Reserves		0.4%	—

Sector Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Consumer Discretionary	11.0%	11.1%
Consumer Staples	9.5	9.8
Energy	10.6	10.6
Financials	20.0	19.8
Health Care	8.5	8.6
Industrials	11.6	11.5
Information Technology	13.0	12.9
Materials	8.1	8.1
Telecommunication
Services	4.0	4.0
Utilities	3.7	3.6

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer
	Hardware	1.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	1.2
Microsoft Corp.	Systems Software	0.8
International Business	IT Consulting &
Machines Corp.	Other Services	0.7
Royal Dutch Shell plc	Integrated Oil &
	Gas	0.7
Chevron Corp.	Integrated Oil &
	Gas	0.6
Nestle SA	Packaged Foods &
	Meats	0.6
General Electric Co.	Industrial
	Conglomerates	0.6
Samsung Electronics Co.
Ltd.	Semiconductors	0.6
BHP Billiton	Diversified Metals
	& Mining	0.6
Top Ten		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.39% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	8.0%	8.1%
France	3.3	3.2
Germany	2.9	2.8
Switzerland	2.8	2.9
Sweden	1.1	1.1
Other	4.6	4.8
Subtotal	22.7%	22.9%
Pacific
Japan	7.2%	7.2%
Australia	3.2	3.2
Hong Kong	1.3	1.4
Other	0.8	0.8
Subtotal	12.5%	12.6%
Emerging Markets
China	2.3%	2.3%
South Korea	2.2	2.2
Brazil	1.9	1.9
Taiwan	1.6	1.6
India	1.1	1.0
South Africa	1.0	1.1
Other	4.0	3.8
Subtotal	14.1%	13.9%
North America
United States	46.0%	45.9%
Canada	4.4	4.4
Subtotal	50.4%	50.3%
Middle East	0.3%	0.3%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2012

Spliced Total World Stock Index: Consists of the FTSE All-World Index through December 18, 2011, and the FTSE Global All Cap Index thereafter.
Note: For 2012, performance data reflect the six months ended April 30, 2012.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	-0.76%	1.10%
Institutional Shares	10/9/2008	-0.56	13.94
ETF Shares	6/24/2008
Market Price		-0.80	0.90
Net Asset Value		-0.57	0.89

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	173,958	6,455	0.4%
Commonwealth Bank of Australia	91,231	4,921	0.3%
1 Australia—Other †		46,068	2.5%
		57,444	3.2%

Austria †		2,628	0.1%

Belgium †		7,137	0.4%

Brazil †		34,258	1.9%

Canada
Royal Bank of Canada	75,170	4,344	0.3%
Imperial Oil Ltd.	15,590	726	0.0%
Canada—Other †		73,916	4.1%
		78,986	4.4%

Chile †		5,251	0.3%

China
China Mobile Ltd.	333,121	3,685	0.2%
China Construction Bank Corp.	4,251,060	3,299	0.2%
Industrial & Commercial Bank of China	3,804,245	2,528	0.2%
CNOOC Ltd.	980,000	2,071	0.1%
Bank of China Ltd.	4,880,800	2,032	0.1%
PetroChina Co. Ltd.	1,290,000	1,924	0.1%
China Life Insurance Co. Ltd.	471,000	1,254	0.1%
China Petroleum & Chemical Corp.	1,121,319	1,191	0.1%
China Shenhua Energy Co. Ltd.	226,500	1,000	0.1%
China Unicom Hong Kong Ltd.	467,574	818	0.1%
Agricultural Bank of China Ltd.	1,222,500	578	0.1%
China Overseas Land & Investment Ltd.	244,480	528	0.0%

11

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China Telecom Corp. Ltd.	936,034	502	0.0%
China Citic Bank Corp. Ltd.	592,010	375	0.0%
Hangzhou Steam Turbine Co. Class B	239,464	328	0.0%
China Communications Construction Co. Ltd.	279,375	278	0.0%
Dongfeng Motor Group Co. Ltd.	134,000	262	0.0%
China Resources Land Ltd.	134,000	256	0.0%
Kunlun Energy Co. Ltd.	128,000	225	0.0%
Yanzhou Coal Mining Co. Ltd.	106,000	222	0.0%
China Coal Energy Co. Ltd.	193,000	221	0.0%
China Resources Enterprise Ltd.	60,000	217	0.0%
China State Construction International Holdings Ltd.	218,000	200	0.0%
China Merchants Holdings International Co. Ltd.	62,000	200	0.0%
China Resources Power Holdings Co. Ltd.	99,400	181	0.0%
Dah Chong Hong Holdings Ltd.	166,000	176	0.0%
China COSCO Holdings Co. Ltd.	276,500	159	0.0%
Citic Pacific Ltd.	91,000	149	0.0%
China Oilfield Services Ltd.	80,000	129	0.0%
China Agri-Industries Holdings Ltd.	136,000	99	0.0%
Sinopharm Group Co. Ltd.	37,600	98	0.0%
Huaneng Power International Inc.	152,000	90	0.0%
Air China Ltd.	116,000	84	0.0%
China Resources Cement Holdings Ltd.	106,000	84	0.0%
Guangdong Investment Ltd.	112,000	82	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	29,000	82	0.0%
China Railway Construction Corp. Ltd.	102,626	81	0.0%
* China Taiping Insurance Holdings Co. Ltd.	38,800	81	0.0%
CSR Corp. Ltd.	98,000	79	0.0%
China Railway Group Ltd.	184,000	73	0.0%
Poly Hong Kong Investments Ltd.	136,000	71	0.0%
China Longyuan Power Group Corp.	80,000	63	0.0%
China Resources Gas Group Ltd.	32,000	62	0.0%
* China Southern Airlines Co. Ltd.	88,000	39	0.0%
1 China—Other †		16,084	0.9%
		42,240	2.3%

Colombia †		2,442	0.1%

Czech Republic †		719	0.0%

Denmark †		8,708	0.5%

Egypt †		1,497	0.1%

Finland †		6,522	0.4%

France
Total SA	115,935	5,565	0.3%
Sanofi	67,650	5,167	0.3%
France—Other †		48,759	2.7%
		59,491	3.3%
Germany
Siemens AG	48,382	4,491	0.3%
Germany—Other †		47,078	2.6%
		51,569	2.9%

Greece †		694	0.0%

12

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hong Kong
BOC Hong Kong Holdings Ltd.	224,500	694	0.1%
1 Hong Kong—Other †		22,342	1.2%
		23,036	1.3%
Hungary †		873	0.0%
[1]India †		19,466	1.1%
Indonesia †		6,544	0.4%
Ireland †		2,817	0.2%
Israel †		5,035	0.3%
Italy †		15,252	0.8%
Japan
Toyota Motor Corp.	134,230	5,500	0.3%
TonenGeneral Sekiyu KK	15,000	140	0.0%
Japan—Other †		123,599	6.8%
		129,239	7.1%
Malaysia †		9,995	0.6%
Mexico †		11,896	0.7%
Mongolia †		55	0.0%
Morocco †		202	0.0%
Netherlands †		14,964	0.8%
New Zealand †		991	0.1%
Norway †		7,910	0.4%
Panama †		211	0.0%
Peru †		1,561	0.1%
Philippines †		2,522	0.1%
Poland †		2,705	0.1%
Portugal †		1,413	0.1%
Russia †		12,749	0.7%
Singapore †		12,740	0.7%
South Africa †		18,846	1.0%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Korea
1 Samsung Electronics Co. Ltd. GDR	17,186	10,488	0.6%
1 South Korea—Other †		28,566	1.6%
		39,054	2.2%

Spain †		16,709	0.9%

Sweden †		20,657	1.1%

Switzerland
Nestle SA	178,555	10,943	0.6%
Novartis AG	126,729	6,997	0.4%
Roche Holding AG	35,814	6,545	0.4%
1 Switzerland—Other †		25,877	1.4%
		50,362	2.8%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	323,312	5,037	0.3%
Taiwan—Other †		24,583	1.3%
		29,620	1.6%

Thailand †		6,523	0.4%

Turkey †		3,833	0.2%

United Kingdom
HSBC Holdings plc	961,987	8,684	0.5%
Royal Dutch Shell plc Class A	209,035	7,455	0.4%
Vodafone Group plc	2,644,922	7,321	0.4%
BP plc	1,011,623	7,308	0.4%
GlaxoSmithKline plc	268,494	6,203	0.3%
British American Tobacco plc	102,643	5,265	0.3%
Royal Dutch Shell plc Class B	143,461	5,250	0.3%
BG Group plc	187,557	4,425	0.3%
United Kingdom—Other †		92,669	5.1%
		144,580	8.0%
United States
* Apple Inc.	49,363	28,840	1.6%
Exxon Mobil Corp.	250,340	21,614	1.2%
Microsoft Corp.	445,736	14,272	0.8%
International Business Machines Corp.	62,213	12,883	0.7%
Chevron Corp.	104,283	11,112	0.6%
General Electric Co.	553,199	10,832	0.6%
AT&T Inc.	303,788	9,998	0.6%
Wells Fargo & Co.	282,698	9,451	0.5%
Pfizer Inc.	403,650	9,256	0.5%
Johnson & Johnson	139,300	9,067	0.5%
Procter & Gamble Co.	139,429	8,873	0.5%
Coca-Cola Co.	114,863	8,766	0.5%
JPMorgan Chase & Co.	199,571	8,578	0.5%
Philip Morris International Inc.	89,915	8,048	0.4%
Wal-Mart Stores Inc.	136,514	8,042	0.4%
Oracle Corp.	267,351	7,857	0.4%
* Google Inc. Class A	12,900	7,807	0.4%
Intel Corp.	258,417	7,339	0.4%
Merck & Co. Inc.	157,254	6,171	0.3%

14

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Verizon Communications Inc.		146,864	5,930	0.3%
Cisco Systems Inc.		284,548	5,734	0.3%
PepsiCo Inc.		82,474	5,443	0.3%
Schlumberger Ltd.		72,017	5,339	0.3%
QUALCOMM Inc.		82,062	5,239	0.3%
McDonald’s Corp.		52,794	5,145	0.3%
Citigroup Inc.		151,645	5,010	0.3%
* Berkshire Hathaway Inc. Class B		61,660	4,961	0.3%
Abbott Laboratories		77,990	4,840	0.3%
Bank of America Corp.		595,574	4,830	0.3%
ConocoPhillips		67,394	4,827	0.3%
United States—Other †			561,201	31.0%
			827,305	45.7%
Total Common Stocks (Cost $1,579,687)			1,799,251	99.4%

	Coupon
Temporary Cash Investment
Money Market Fund

[2,3] Vanguard Market Liquidity Fund (Cost $42,785)	0.137%	42,784,833	42,785	2.4%
[4]Total Investments (Cost $1,622,472)			1,842,036	101.8%
Other Assets and Liabilities
Other Assets			8,112	0.5%
Liabilities[3]			(40,948)	(2.3%)
			(32,836)	(1.8%)
Net Assets			1,809,200	100.0%

15

Total World Stock Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,645,345
Undistributed Net Investment Income	11,518
Accumulated Net Realized Losses	(67,288)
Unrealized Appreciation (Depreciation)
Investment Securities	219,564
Foreign Currencies	61
Net Assets	1,809,200

Investor Shares—Net Assets
Applicable to 16,912,574 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	328,030
Net Asset Value Per Share—Investor Shares	$19.40

Institutional Shares—Net Assets
Applicable to 2,216,210 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	215,457
Net Asset Value Per Share—Institutional Shares	$97.22

ETF Shares—Net Assets
Applicable to 26,590,237 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,265,713
Net Asset Value Per Share—ETF Shares	$47.60

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $15,631,000, representing 0.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,671,000 of collateral received for securities on loan.
4 The total value of securities on loan is $33,416,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	21,255
Interest[2]	4
Security Lending	151
Total Income	21,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative—Investor Shares	497
Management and Administrative—Institutional Shares	147
Management and Administrative—ETF Shares	854
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—Institutional Shares	30
Marketing and Distribution—ETF Shares	151
Custodian Fees	109
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	1,929
Net Investment Income	19,481
Realized Net Gain (Loss)
Investment Securities Sold	(30,183)
Foreign Currencies	(215)
Realized Net Gain (Loss)	(30,398)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	134,605
Foreign Currencies	119
Change in Unrealized Appreciation (Depreciation)	134,724
Net Increase (Decrease) in Net Assets Resulting from Operations	123,807

1 Dividends are net of foreign withholding taxes of $1,203,000.
2 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,481	32,078
Realized Net Gain (Loss)	(30,398)	(16,581)
Change in Unrealized Appreciation (Depreciation)	134,724	(50,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,807	(35,423)
Distributions
Net Investment Income
Investor Shares	(5,752)	(4,815)
Institutional Shares	(4,099)	(1,119)
ETF Shares	(24,096)	(16,015)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(33,947)	(21,949)
Capital Share Transactions
Investor Shares	24,672	39,203
Institutional Shares	13,791	162,247
ETF Shares	232,955	267,478
Net Increase (Decrease) from Capital Share Transactions	271,418	468,928
Total Increase (Decrease)	361,278	411,556
Net Assets
Beginning of Period	1,447,922	1,036,366
End of Period[1]	1,809,200	1,447,922
1 Net Assets—End of Period includes undistributed net investment income of $11,518,000 and $26,107,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Investor Shares
	Six Months				June 26,
	Ended				2008[1] to
	April 30,			Year Ended October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.40	$18.85	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.185	.380	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	1.190	(.480)	2.076	2.698	(6.450)
Total from Investment Operations	1.375	(.100)	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.375)	(.350)	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.375)	(.350)	(.245)	(.076)	—
Net Asset Value, End of Period	$19.40	$18.40	$18.85	$16.66	$13.71

Total Return[4]	7.72%	-0.61%	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$286	$255	$131	$41
Ratio of Total Expenses to
Average Net Assets	0.39%	0.40%	0.45%	0.50%	0.46%[5]
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.30%	2.03%	2.28%	2.32%[5]
Portfolio Turnover Rate[6]	19%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.01, $.01, $.01, and $.01.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months				Oct. 9,
	Ended				2008[1] to
	April 30,			Year Ended October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$92.36	$94.62	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	1.014	2.124	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	5.952	(2.459)	10.538	13.457	1.696
Total from Investment Operations	6.966	(.335)	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(2.106)	(1.925)	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.106)	(1.925)	(1.351)	(.431)	—
Net Asset Value, End of Period	$97.22	$92.36	$94.62	$83.54	$68.63

Total Return[4]	7.82%	-0.44%	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$215	$191	$48	$17	$7
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.50%	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	19%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.03, $.03, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				June 24,
	Ended				2008[1] to
	April 30,			Year Ended October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.21	$46.30	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	.501	1.020	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	2.907	(1.192)	5.118	6.622	(16.490)
Total from Investment Operations	3.408	(.172)	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(1.018)	(.918)	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.018)	(.918)	(.662)	(.203)	—
Net Asset Value, End of Period	$47.60	$45.21	$46.30	$40.88	$33.59

Total Return	7.81%	-0.46%	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,266	$971	$733	$499	$114
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to
Average Net Assets	2.48%	2.48%	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	19%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.03, $.02, $.02, and $.01.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

22

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $257,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	827,305	—	—
Common Stocks—International	154,314	817,618	14
Temporary Cash Investments	42,785	—	—
Total	1,024,404	817,618	14

23

Total World Stock Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $215,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $92,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $656,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2012, the fund realized $11,065,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $24,145,000 to offset future net capital gains of $572,000 through October 31, 2016, $7,776,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $1,623,128,000. Net unrealized appreciation of investment securities for tax purposes was $218,908,000, consisting of unrealized gains of $307,445,000 on securities that had risen in value since their purchase and $88,537,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $518,080,000 of investment securities and sold $272,231,000 of investment securities, other than temporary cash investments.

24

Total World Stock Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	59,934	3,243	119,111	6,119
Issued in Lieu of Cash Distributions	5,327	308	4,116	214
Redeemed[2]	(40,589)	(2,188)	(84,024)	(4,310)
Net Increase (Decrease)—Investor Shares	24,672	1,363	39,203	2,023
Institutional Shares
Issued[1]	45,751	496	210,138	2,097
Issued in Lieu of Cash Distributions	4,026	46	1,119	12
Redeemed[2]	(35,986)	(397)	(49,010)	(544)
Net Increase (Decrease)—Institutional Shares	13,791	145	162,247	1,565
ETF Shares
Issued[1]	261,617	5,721	267,478	5,626
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(28,662)	(600)	—	—
Net Increase (Decrease)—ETF Shares	232,955	5,121	267,478	5,626

1 Includes purchase fees for fiscal 2012 and 2011 of $45,000 and $771,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2012 and 2011 of $25,000 and $25,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,077.22	$2.01
Institutional Shares	1,000.00	1,078.21	1.03
ETF Shares	1,000.00	1,078.12	1.09
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.92	$1.96
Institutional Shares	1,000.00	1,023.87	1.01
ETF Shares	1,000.00	1,023.82	1.06

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.39% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of out- performance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate is also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

29

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index is calculated
With Hearing Impairment > 800-749-7273	by FTSE International Limited. FTSE International
Limited does not sponsor, endorse, or promote the
This material may be used in conjunction	fund; is not in any way connected to it; and does not
with the offering of shares of any Vanguard	accept any liability in relation to its issue, operation,
fund only if preceded or accompanied by	and trading.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062012

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Australia (3.2%)
	BHP Billiton Ltd.	173,958	6,455
	Commonwealth Bank of Australia	91,231	4,921
	Westpac Banking Corp.	150,588	3,549
	Australia & New Zealand Banking Group Ltd.	130,651	3,237
	National Australia Bank Ltd.	111,342	2,910
	Woolworths Ltd.	66,752	1,800
	Rio Tinto Ltd.	26,051	1,783
	Wesfarmers Ltd.	43,894	1,378
	CSL Ltd.	30,146	1,148
	Westfield Group	119,512	1,143
	Woodside Petroleum Ltd.	30,702	1,110
	Newcrest Mining Ltd.	40,246	1,097
	Fortescue Metals Group Ltd.	188,217	1,093
	Brambles Ltd.	116,725	876
	Orica Ltd.	30,511	849
	QBE Insurance Group Ltd.	57,818	830
	Telstra Corp. Ltd.	203,753	751
	Origin Energy Ltd.	52,990	728
	Santos Ltd.	48,026	697
	WorleyParsons Ltd.	22,508	659
	AMP Ltd.	143,971	637
	Macquarie Group Ltd.	18,882	569
	Suncorp Group Ltd.	65,634	553
	Oil Search Ltd.	66,658	506
	Transurban Group	76,005	464
	Amcor Ltd.	58,725	458
	Iluka Resources Ltd.	25,121	439
	Wesfarmers Ltd. Price Protected Shares	12,768	415
	Westfield Retail Trust	142,329	402
	Coca-Cola Amatil Ltd.	29,948	388
	Campbell Brothers Ltd.	5,279	375
	AGL Energy Ltd.	23,005	358
	Stockland	110,628	355
	Incitec Pivot Ltd.	93,046	314
1	Spark Infrastructure Group	208,073	314
	GPT Group	91,676	312
	UGL Ltd.	22,674	307
	ASX Ltd.	9,005	299
	Insurance Australia Group Ltd.	81,350	298
	GUD Holdings Ltd.	33,588	295
	Crown Ltd.	29,640	280
	Reject Shop Ltd.	22,626	279
	Goodman Group	74,633	279
^	APA Group	48,174	261
	carsales.com Ltd.	43,736	261
	Sonic Healthcare Ltd.	19,759	258
	Sims Metal Management Ltd.	16,417	241
	Asciano Ltd.	49,290	241
	Seek Ltd.	32,152	238
	Computershare Ltd.	26,959	235
	Dexus Property Group	239,829	233
	Bradken Ltd.	29,923	230
	Mirvac Group	168,766	227
	Metcash Ltd.	54,938	226
	CFS Retail Property Trust	111,755	224
	GrainCorp Ltd.	23,273	223
	Leighton Holdings Ltd.	10,247	218
	Lend Lease Group	27,943	215
	Toll Holdings Ltd.	35,051	212
	Iress Market Technology Ltd.	29,801	208
	Primary Health Care Ltd.	69,027	203

1

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Cochlear Ltd.	2,817	192
	Investa Office Fund	66,681	189
*	PanAust Ltd.	55,538	186
	Monadelphous Group Ltd.	7,575	182
	Tatts Group Ltd.	67,497	181
	Boart Longyear Ltd.	41,694	180
	James Hardie Industries SE	23,108	179
	Atlas Iron Ltd.	61,964	179
	Alumina Ltd.	145,931	174
	Echo Entertainment Group Ltd.	36,406	170
	Aristocrat Leisure Ltd.	50,631	163
	Myer Holdings Ltd.	66,718	163
	Flight Centre Ltd.	7,420	162
	OZ Minerals Ltd.	16,620	160
	Ramsay Health Care Ltd.	7,646	159
	Treasury Wine Estates Ltd.	34,620	155
	Mineral Resources Ltd.	12,467	154
^	Whitehaven Coal Ltd.	26,548	146
	Harvey Norman Holdings Ltd.	69,041	145
	Commonwealth Property Office Fund	133,616	145
*	Regis Resources Ltd.	32,830	144
	Boral Ltd.	36,188	142
*	Downer EDI Ltd.	37,545	140
	Bendigo and Adelaide Bank Ltd.	17,379	136
	Transfield Services Ltd.	57,532	136
	Charter Hall Retail REIT	39,421	136
	Adelaide Brighton Ltd.	42,509	134
*	CGA Mining Ltd.	61,000	133
	David Jones Ltd.	51,454	132
	Beach Energy Ltd.	87,355	127
*	Aurora Oil & Gas Ltd.	29,000	124
	Mount Gibson Iron Ltd.	105,993	121
	Bank of Queensland Ltd.	15,300	118
*	Karoon Gas Australia Ltd.	17,598	117
	TABCORP Holdings Ltd.	37,548	112
	Perpetual Ltd.	4,177	110
	Challenger Ltd.	26,607	110
*	Sundance Resources Ltd.	218,642	107
*	Qantas Airways Ltd.	61,110	104
	Caltex Australia Ltd.	7,023	100
^	JB Hi-Fi Ltd.	9,939	100
	OneSteel Ltd.	73,716	99
^,*	Mesoblast Ltd.	12,513	98
	Ansell Ltd.	6,337	98
*	Perseus Mining Ltd.	36,239	97
	Customers Ltd.	73,616	94
*	Resolute Mining Ltd.	53,798	94
^,*	Lynas Corp. Ltd.	80,809	93
*	BlueScope Steel Ltd.	206,594	84
*	Aquila Resources Ltd.	16,696	84
	IOOF Holdings Ltd.	12,429	80
	SP AusNet	65,297	75
	New Hope Corp. Ltd.	13,939	71
*	Centro Retail Australia	35,463	68
*	Energy Resources of Australia Ltd.	38,157	63
*	Paladin Energy Ltd.	36,863	60
	Goodman Fielder Ltd.	79,350	54
	CSR Ltd.	26,113	47
	DuluxGroup Ltd.	13,950	45
	Billabong International Ltd.	10,795	29
			57,444
Austria (0.1%)
	Voestalpine AG	17,663	575
	Erste Group Bank AG	14,528	335

2

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	OMV AG	7,497	253
	Wienerberger AG	20,167	236
	Andritz AG	4,016	210
	Atrium European Real Estate Ltd.	41,152	201
	IMMOFINANZ AG	54,176	191
	Telekom Austria AG	17,373	191
	Raiffeisen Bank International AG	3,302	110
	Schoeller-Bleckmann Oilfield Equipment AG	1,209	108
	Verbund AG	3,189	89
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	81
	Strabag SE	1,787	48
			2,628
Belgium (0.4%)
^	Anheuser-Busch InBev NV	39,627	2,856
^	Umicore SA	13,229	718
^	Sofina SA	3,883	312
^	UCB SA	6,617	309
^	Ageas	162,162	296
^	Groupe Bruxelles Lambert SA	3,986	277
	Solvay SA Class A	2,184	266
^	Belgacom SA	8,410	239
	Delhaize Group SA	4,867	237
	Ackermans & van Haaren NV	2,684	230
	Cofinimmo	1,856	224
	Recticel SA	25,902	204
	Telenet Group Holding NV	4,319	186
	Nyrstar (Voting Shares)	21,066	173
	KBC Groep NV	8,769	170
	Befimmo SCA Sicafi	2,451	149
	Colruyt SA	3,340	137
	D'ieteren SA/NV	1,939	86
	NV Bekaert SA	2,304	68
			7,137
Brazil (1.9%)
	Cia de Bebidas das Americas ADR	74,461	3,126
	Petroleo Brasileiro SA ADR Type A	121,405	2,690
	Vale SA Class B Pfd. ADR	104,933	2,270
	Vale SA Class B ADR	97,504	2,165
	Itau Unibanco Holding SA ADR	127,013	1,993
	Banco Bradesco SA ADR	121,842	1,953
	Petroleo Brasileiro SA ADR	76,968	1,812
	Embraer SA ADR	28,000	970
	Petroleo Brasileiro SA Prior Pfd.	66,992	741
	BRF - Brasil Foods SA	39,524	717
	Oi SA Pfd. ADR	37,658	675
	Banco do Brasil SA	50,493	626
	Cia Siderurgica Nacional SA ADR	68,170	608
	Itausa - Investimentos Itau SA Prior Pfd.	117,073	556
	Cia Energetica de Minas Gerais Prior Pfd.	26,562	523
	BM&FBovespa SA	91,450	511
	CCR SA	61,100	474
	Ultrapar Participacoes SA	18,548	421
*	OGX Petroleo e Gas Participacoes SA	56,600	395
	Petroleo Brasileiro SA	33,046	387
	Gerdau SA Prior Pfd.	39,500	369
	Redecard SA	21,888	365
	Souza Cruz SA	23,100	359
	Cia de Bebidas das Americas	9,817	350
	Cielo SA	9,746	293
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	283
	BR Malls Participacoes SA	22,000	272
	Tim Participacoes SA	45,200	267
	Telefonica Brasil SA Prior Pfd.	9,280	264
	Banco Santander Brasil SA	31,000	252

3

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Natura Cosmeticos SA	10,600	239
	BR Properties SA	18,900	236
	Lojas Americanas SA Prior Pfd.	25,134	235
	Tractebel Energia SA	13,500	232
	Centrais Eletricas Brasileiras SA	26,900	230
	Bradespar SA Prior Pfd.	11,200	203
	Lojas Renner SA	6,300	200
	Vale SA Prior Pfd.	9,000	195
	CETIP SA - Mercados Organizados	12,600	194
	Cia Hering	7,800	194
*	JBS SA	46,798	183
	Localiza Rent a Car SA	10,000	171
	Klabin SA Prior Pfd.	33,600	161
	Itau Unibanco Holding SA	11,300	158
	All America Latina Logistica SA	34,800	158
	Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	156
	Totvs SA	7,800	151
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	26,200	150
	Cia Paranaense de Energia Prior Pfd.	5,900	148
	Cia Energetica de Sao Paulo Prior Pfd.	7,285	139
	Cia de Saneamento de Minas Gerais-COPASA	5,900	138
	Weg SA	12,747	135
	Cia de Saneamento Basico do Estado de Sao Paulo	3,400	134
	Marcopolo SA Prior Pfd.	24,700	133
	PDG Realty SA Empreendimentos e Participacoes	55,900	131
	Cosan SA Industria e Comercio	7,500	131
	Diagnosticos da America SA	18,000	129
*	TAM SA Prior Pfd.	5,069	122
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	117
	Metalurgica Gerdau SA Prior Pfd. Class A	9,500	116
	Anhanguera Educacional Participacoes SA	7,900	105
	Usinas Siderurgicas de Minas Gerais SA	10,800	103
	Hypermarcas SA	15,412	100
	MRV Engenharia e Participacoes SA	16,600	97
	AES Tiete SA Prior Pfd.	6,800	95
	Odontoprev SA	17,400	92
	Rossi Residencial SA	21,900	92
	Vale SA	4,100	91
	Multiplan Empreendimentos Imobiliarios SA	3,800	89
	Embraer SA	10,400	89
	EDP - Energias do Brasil SA	12,600	88
	Banco do Estado do Rio Grande do Sul Prior Pfd.	9,200	79
	Cia Energetica de Minas Gerais ADR	3,100	76
	Gerdau SA	9,800	76
	CPFL Energia SA	5,400	75
	Gafisa SA	40,500	75
	Duratex SA	12,660	74
	Tim Participacoes SA ADR	2,400	72
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	70
	Amil Participacoes SA	7,100	69
*	Oi SA	10,254	69
	Fibria Celulose SA	8,600	69
	Light SA	5,273	68
	Braskem SA Prior Pfd.	9,400	66
	Porto Seguro SA	6,472	64
	Lojas Americanas SA	7,100	61
	EcoRodovias Infraestrutura e Logistica SA	7,300	60
*	HRT Participacoes em Petroleo SA	200	58
	Gerdau SA ADR	5,726	54
	Sul America SA	6,307	52
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,573	50
*	MPX Energia SA	1,800	48
	Suzano Papel e Celulose SA Prior Pfd.	12,234	46
*	OSX Brasil SA	4,800	37

4

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Oi SA ADR	3,528	24
*	Oi SA Prior Pfd.	3,202	19
*	Itausa - Investimentos Itau SA Rights Exp. 05/31/2012	1,291	—
*	Companhia de Bebidas das Americas Exp. 06/01/2012	23	—
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd. Rights Exp. 05/31/2012	44	—
			34,258
Canada (4.4%)
	Royal Bank of Canada	75,170	4,344
	Toronto-Dominion Bank	45,700	3,862
	Bank of Nova Scotia	55,709	3,090
	Suncor Energy Inc.	83,172	2,747
	Barrick Gold Corp.	51,488	2,083
	Canadian National Railway Co.	23,678	2,021
	Canadian Natural Resources Ltd.	57,760	2,007
	Potash Corp. of Saskatchewan Inc.	44,460	1,890
	Enbridge Inc.	43,880	1,839
^	Bank of Montreal NV	28,429	1,688
	Goldcorp Inc.	42,589	1,631
	TransCanada Corp.	35,450	1,560
	Cenovus Energy Inc.	40,474	1,469
	Canadian Imperial Bank of Commerce	19,392	1,463
	Manulife Financial Corp.	97,600	1,335
	Brookfield Asset Management Inc. Class A	39,528	1,304
	Teck Resources Ltd. Class B	30,810	1,150
	Tim Hortons Inc.	18,293	1,056
	Nexen Inc.	53,504	1,034
*	Valeant Pharmaceuticals International Inc.	17,100	951
	Canadian Pacific Railway Ltd.	11,389	881
	Encana Corp.	41,480	869
	Agrium Inc.	9,651	850
	Sun Life Financial Inc.	33,192	814
	Talisman Energy Inc.	57,466	752
	Imperial Oil Ltd.	15,590	726
	Cameco Corp.	31,888	706
	Silver Wheaton Corp.	20,900	638
	First Quantum Minerals Ltd.	30,700	638
	Crescent Point Energy Corp.	13,900	607
	Power Corp. of Canada	21,190	587
	Thomson Reuters Corp.	19,301	577
	Eldorado Gold Corp.	40,505	574
	Yamana Gold Inc.	39,100	573
	Kinross Gold Corp.	63,949	573
*	CGI Group Inc. Class A	25,470	572
	National Bank of Canada	7,230	564
	Canadian Utilities Ltd. Class A	7,990	563
	Magna International Inc.	12,160	533
	Shoppers Drug Mart Corp.	10,860	468
*	Research In Motion Ltd.	29,972	429
	Pacific Rubiales Energy Corp.	14,765	424
	Shaw Communications Inc. Class B	20,520	423
	Intact Financial Corp.	6,500	420
	Fairfax Financial Holdings Ltd.	1,000	410
	Agnico-Eagle Mines Ltd.	10,259	410
	BCE Inc.	10,000	405
	Husky Energy Inc.	14,760	385
^	RioCan REIT	13,100	360
	Saputo Inc.	7,600	355
	Power Financial Corp.	11,760	352
	Bombardier Inc. Class B	79,800	338
	Fortis Inc.	9,700	336
	Brookfield Office Properties Inc.	18,500	335
	Viterra Inc.	20,600	332
	Astral Media Inc. Class A	6,500	321
	IGM Financial Inc.	6,600	310

5

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	MEG Energy Corp.	7,000	305
	Metro Inc.	5,200	287
	Alimentation Couche Tard Inc. Class B	6,600	286
	Great-West Lifeco Inc.	11,300	286
	SNC-Lavalin Group Inc.	7,500	282
	IAMGOLD Corp.	22,400	278
	Franco-Nevada Corp.	6,100	274
	Canadian Tire Corp. Ltd. Class A	3,900	273
	Methanex Corp.	7,700	271
	Teekay Corp.	7,500	271
	Atco Ltd.	3,600	266
*	SXC Health Solutions Corp.	2,900	263
	Emera Inc.	7,400	262
	CI Financial Corp.	10,700	256
*	New Gold Inc.	28,100	256
*	Athabasca Oil Sands Corp.	21,800	256
	Canadian Oil Sands Ltd.	11,400	252
^,*	InterOil Corp.	4,100	248
	Onex Corp.	6,100	242
	Finning International Inc.	8,600	240
	Jean Coutu Group PJC Inc. Class A	16,700	239
	Corus Entertainment Inc. Class B	9,700	239
	Vermilion Energy Inc.	4,900	238
	Artis REIT	13,900	237
	Russel Metals Inc.	8,600	236
	Dollarama Inc.	4,200	234
*	Osisko Mining Corp.	21,600	222
	Empire Co. Ltd. Class A	3,700	218
*	Ivanhoe Mines Ltd.	18,379	214
	Inmet Mining Corp.	3,800	209
	Pembina Pipeline Corp.	6,800	206
	Pan American Silver Corp.	10,224	199
	RONA Inc.	18,500	198
	Sherritt International Corp.	34,400	197
	Bank of Montreal	3,309	196
	CAE Inc.	17,900	196
	Gildan Activewear Inc.	6,600	190
	Primaris Retail REIT	8,000	188
	TransAlta Corp.	11,260	187
	Loblaw Cos. Ltd.	5,500	186
	Quebecor Inc. Class B	4,600	181
	TELUS Corp.	3,000	180
	Rogers Communications Inc. Class B	4,800	179
	Dundee Corp. Class A	7,200	178
^	Cominar REIT	7,300	178
	Groupe Aeroplan Inc.	13,800	177
	TransForce Inc.	9,800	177
	HudBay Minerals Inc.	16,500	174
	Stantec Inc.	5,300	173
	Niko Resources Ltd.	4,000	168
	George Weston Ltd.	2,600	166
	First Capital Realty Inc.	8,900	166
	Atlantic Power Corp.	11,600	166
*	Open Text Corp.	2,900	163
	Morguard REIT	9,500	162
	AltaGas Ltd.	5,000	162
	Maple Leaf Foods Inc.	12,300	161
*	FirstService Corp.	5,800	158
	Progress Energy Resources Corp.	14,200	156
	Industrial Alliance Insurance & Financial Services Inc.	4,900	156
	Allied Properties REIT	5,600	155
	AGF Management Ltd. Class B	11,100	153
	Toromont Industries Ltd.	6,700	150
	Progressive Waste Solutions Ltd.	6,900	150

6

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Lundin Mining Corp.	30,700	149
	TMX Group Inc.	3,200	146
	Mullen Group Ltd.	6,600	143
	Laurentian Bank of Canada	3,200	143
	Cogeco Cable Inc.	2,800	139
	H&R REIT	5,600	138
	Boardwalk REIT	2,300	137
*	Detour Gold Corp.	5,500	136
	Penn West Petroleum Ltd.	7,900	135
	Reitmans Canada Ltd. Class A	8,700	134
*	Celestica Inc.	14,500	130
	Canadian REIT	3,300	129
*	Petrobank Energy & Resources Ltd.	8,900	128
	CCL Industries Inc. Class B	3,300	126
	Alamos Gold Inc.	6,900	126
	Ensign Energy Services Inc.	8,700	126
	CML HealthCare Inc.	11,600	125
*	AuRico Gold Inc.	13,500	124
^	PetroBakken Energy Ltd. Class A	8,500	123
	Linamar Corp.	6,200	123
*	Thompson Creek Metals Co. Inc.	20,500	122
	Canadian Western Bank	4,200	122
*	Precision Drilling Corp.	13,200	122
	Bonterra Energy Corp.	2,400	121
	Calloway REIT	4,300	120
	Manitoba Telecom Services Inc.	3,400	118
	Chartwell Seniors Housing REIT	12,400	117
	Ritchie Bros Auctioneers Inc.	5,500	116
*	Imperial Metals Corp.	7,400	115
*	Alacer Gold Corp.	14,100	114
	Dundee REIT	3,000	112
	Centerra Gold Inc.	8,500	110
	ShawCor Ltd. Class A	3,400	110
*	Great Canadian Gaming Corp.	13,100	109
	Genworth MI Canada Inc.	5,200	108
	Trican Well Service Ltd.	7,400	107
	Home Capital Group Inc. Class B	2,200	107
	Trilogy Energy Corp.	3,800	105
	MacDonald Dettwiler & Associates Ltd.	2,300	104
^,*	Uranium One Inc.	35,900	104
*	Canfor Corp.	9,400	103
	TELUS Corp. Class A	1,700	100
	Canadian Apartment Properties REIT	4,100	96
*	Legacy Oil & Gas Inc.	10,800	94
*	Silver Standard Resources Inc.	6,500	94
	West Fraser Timber Co. Ltd.	2,100	92
	Petrominerales Ltd.	6,200	91
	Major Drilling Group International	6,000	90
*	BlackPearl Resources Inc.	20,000	90
*	Imax Corp.	3,600	86
*	Dundee Precious Metals Inc.	11,000	86
	Enerflex Ltd.	6,900	85
	Calfrac Well Services Ltd.	3,100	85
	SEMAFO Inc.	16,000	81
*	Capstone Mining Corp.	26,300	79
*	Westport Innovations Inc.	2,500	78
	ARC Resources Ltd.	3,800	78
*	Golden Star Resources Ltd.	49,800	77
*	Crew Energy Inc.	10,700	76
	Silvercorp Metals Inc.	10,900	75
*	Celtic Exploration Ltd.	5,100	75
*	Aurizon Mines Ltd.	13,800	75
*	Paramount Resources Ltd. Class A	2,600	70
	Trinidad Drilling Ltd.	10,700	69

7

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	NovaGold Resources Inc.	9,000	65
*	Kirkland Lake Gold Inc.	4,700	61
*	Seabridge Gold Inc.	3,600	61
*	First Majestic Silver Corp.	3,800	60
*	Rubicon Minerals Corp.	19,300	59
*	Bankers Petroleum Ltd.	15,900	55
	Nevsun Resources Ltd.	14,300	53
*	Birchcliff Energy Ltd.	6,600	45
*	QLT Inc.	6,200	41
*	Gabriel Resources Ltd.	12,200	32
			78,986
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	10,950	598
	SACI Falabella	36,038	354
	Empresas COPEC SA	21,630	351
	Empresa Nacional de Electricidad SA	167,940	306
	Enersis SA	742,909	303
	Banco Santander Chile	3,784,612	299
	Lan Airlines SA	10,249	289
	Cencosud SA	45,072	287
	Sociedad Quimica y Minera de Chile SA ADR	4,611	269
	Banco de Chile	1,711,607	266
	CAP SA	5,685	238
	Empresas CMPC SA	54,350	223
	Vina Concha y Toro SA	102,740	218
	Sonda SA	52,948	158
	Salfacorp SA	57,321	147
	Banco de Credito e Inversiones	1,905	137
	Sociedad Matriz Banco de Chile Class B	276,858	107
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,748	102
	Colbun SA	354,353	101
	Cia Cervecerias Unidas SA	6,295	91
	Corpbanca	6,493,102	89
	ENTEL Chile SA	4,343	86
	AES Gener SA	134,372	85
*	Sociedad Matriz SAAM SA	651,844	78
*	Cia Sud Americana de Vapores SA	583,637	69
			5,251
China (2.3%)
	China Mobile Ltd.	333,121	3,685
	China Construction Bank Corp.	4,251,060	3,299
	Industrial & Commercial Bank of China	3,804,245	2,528
	CNOOC Ltd.	980,000	2,071
	Bank of China Ltd.	4,880,800	2,032
	PetroChina Co. Ltd.	1,290,000	1,924
	Tencent Holdings Ltd.	50,800	1,589
	China Life Insurance Co. Ltd.	471,000	1,254
	China Petroleum & Chemical Corp.	1,121,319	1,191
	Ping An Insurance Group Co.	126,095	1,047
	China Shenhua Energy Co. Ltd.	226,500	1,000
	Hengan International Group Co. Ltd.	81,500	861
	China Unicom Hong Kong Ltd.	467,574	818
	Belle International Holdings Ltd.	337,000	658
	Agricultural Bank of China Ltd.	1,222,500	578
	Tsingtao Brewery Co. Ltd.	91,675	554
	China Overseas Land & Investment Ltd.	244,480	528
	China Telecom Corp. Ltd.	936,034	502
	China Merchants Bank Co. Ltd.	195,131	421
	Want Want China Holdings Ltd.	332,000	405
	China Citic Bank Corp. Ltd.	592,010	375
	Lenovo Group Ltd.	390,000	373
	Tingyi Cayman Islands Holding Corp.	130,000	345
	Hangzhou Steam Turbine Co. Class B	239,464	328
	China Minsheng Banking Corp. Ltd.	306,300	317

8

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Bank of Communications Co. Ltd.	407,058	313
	China Pacific Insurance Group Co. Ltd.	92,000	298
	Inner Mongolia Yitai Coal Co. Class B	50,700	289
	Digital China Holdings Ltd.	152,000	287
	China Communications Construction Co. Ltd.	279,375	278
	China National Building Material Co. Ltd.	206,000	276
	PICC Property & Casualty Co. Ltd.	218,600	272
	Dongfeng Motor Group Co. Ltd.	134,000	262
	China Resources Land Ltd.	134,000	256
*	SINA Corp.	3,900	228
	Kunlun Energy Co. Ltd.	128,000	225
	Yanzhou Coal Mining Co. Ltd.	106,000	222
	China Coal Energy Co. Ltd.	193,000	221
	Anhui Conch Cement Co. Ltd.	66,000	220
	China Resources Enterprise Ltd.	60,000	217
	China Shanshui Cement Group Ltd.	267,000	215
	China Mengniu Dairy Co. Ltd.	68,000	209
*	Sun Art Retail Group Ltd.	151,579	201
	China State Construction International Holdings Ltd.	218,000	200
	China Merchants Holdings International Co. Ltd.	62,000	200
*	Alibaba.com Ltd.	114,500	196
	China Resources Power Holdings Co. Ltd.	99,400	181
	Beijing Enterprises Holdings Ltd.	32,000	179
	Yuexiu Property Co. Ltd.	799,200	178
	Dah Chong Hong Holdings Ltd.	166,000	176
	Jiangxi Copper Co. Ltd.	71,000	171
^	Evergrande Real Estate Group Ltd.	296,000	170
	China Shipping Development Co. Ltd.	256,000	165
	China COSCO Holdings Co. Ltd.	276,500	159
^	Guangzhou R&F Properties Co. Ltd.	117,400	156
	Citic Pacific Ltd.	91,000	149
	China Gas Holdings Ltd.	294,000	146
	ENN Energy Holdings Ltd.	40,000	140
	COSCO Pacific Ltd.	96,000	139
*	Brilliance China Automotive Holdings Ltd.	126,000	136
	Parkson Retail Group Ltd.	117,500	130
	Guangzhou Automobile Group Co. Ltd.	117,857	130
	Zhejiang Southeast Electric Power Co. Class B	245,800	129
	China Oilfield Services Ltd.	80,000	129
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	128
	China BlueChemical Ltd.	176,000	125
	Shenzhen Chiwan Petroleum Class B	108,200	125
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	119
	Aluminum Corp. of China Ltd.	243,331	117
	Great Wall Motor Co. Ltd.	54,250	116
	Zhejiang Expressway Co. Ltd.	160,000	115
	China International Marine Containers Group Co. Ltd. Class B	77,000	113
	Country Garden Holdings Co. Ltd.	261,000	113
^	GOME Electrical Appliances Holding Ltd.	620,720	112
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	9,718	103
	Zijin Mining Group Co. Ltd.	313,301	102
	China Agri-Industries Holdings Ltd.	136,000	99
*	Sohu.com Inc.	1,900	98
	Sinopharm Group Co. Ltd.	37,600	98
^	GCL-Poly Energy Holdings Ltd.	382,000	98
	Sino-Ocean Land Holdings Ltd.	209,500	97
	Great Wall Technology Co. Ltd.	410,000	95
	Weiqiao Textile Co.	191,000	94
	Shimao Property Holdings Ltd.	71,500	94
^,*	Byd Co. Ltd.	35,500	93
	Longfor Properties Co. Ltd.	58,500	92
	Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	92
*,1	New China Life Insurance Co. Ltd.	20,100	91
	Kingboard Chemical Holdings Ltd.	32,500	91

9

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Huaneng Power International Inc.	152,000	90
	BBMG Corp.	103,500	89
	China Vanke Co. Ltd. Class B	66,500	89
	Agile Property Holdings Ltd.	68,000	88
	Shanghai Industrial Holdings Ltd.	26,000	87
^	China Yurun Food Group Ltd.	68,000	86
	Weichai Power Co. Ltd.	18,000	84
	Air China Ltd.	116,000	84
	China Resources Cement Holdings Ltd.	106,000	84
	Guangdong Investment Ltd.	112,000	82
	Soho China Ltd.	106,000	82
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	82
	China Railway Construction Corp. Ltd.	102,626	81
*	China Taiping Insurance Holdings Co. Ltd.	38,800	81
	CSR Corp. Ltd.	98,000	79
	Golden Eagle Retail Group Ltd.	30,000	78
	Shanghai Electric Group Co. Ltd.	152,000	76
	Geely Automobile Holdings Ltd.	205,000	76
	Nine Dragons Paper Holdings Ltd.	91,000	75
	China Railway Group Ltd.	184,000	73
	MGM China Holdings Ltd.	38,800	72
	KWG Property Holding Ltd.	108,500	71
	Poly Hong Kong Investments Ltd.	136,000	71
	ZTE Corp.	29,212	71
	Intime Department Store Group Co. Ltd.	54,000	68
*	Chongqing Rural Commercial Bank	146,000	67
	Datang International Power Generation Co. Ltd.	188,000	67
	China Everbright Ltd.	42,000	66
	Vinda International Holdings Ltd.	37,000	66
	Shui On Land Ltd.	154,500	65
*	China Shipping Container Lines Co. Ltd.	199,000	64
	Wumart Stores Inc.	28,000	64
	Zhaojin Mining Industry Co. Ltd.	45,500	63
	Fosun International Ltd.	106,500	63
	Jiangsu Expressway Co. Ltd.	64,000	63
	China Longyuan Power Group Corp.	80,000	63
	China Resources Gas Group Ltd.	32,000	62
^,*,1	CITIC Securities Co. Ltd.	28,000	59
	Dongyue Group	71,000	53
	Anta Sports Products Ltd.	52,000	51
	Skyworth Digital Holdings Ltd.	124,000	50
*	China Southern Airlines Co. Ltd.	88,000	39
	Huabao International Holdings Ltd.	106,000	38
	Guangzhou Pharmaceutical Co. Ltd.	14,000	14
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	13
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	—
			42,240
Colombia (0.1%)
	Ecopetrol SA	232,253	751
	BanColombia SA ADR	7,498	509
	BanColombia SA	19,781	324
	Grupo de Inversiones Suramericana SA	11,712	212
	Almacenes Exito SA	11,369	184
	Inversiones Argos SA	17,157	166
	Cementos Argos SA	16,029	111
	Interconexion Electrica SA ESP	15,254	99
	Corp Financiera Colombiana SA	4,429	86
			2,442
Czech Republic (0.0%)
	CEZ AS	12,643	510
	Komercni Banka AS	748	137
	Telefonica Czech Republic AS	3,549	72
			719

10

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Denmark (0.5%)
	Novo Nordisk A/S Class B	26,050	3,840
*	Danske Bank A/S	48,000	780
	Coloplast A/S Class B	3,750	694
	AP Moeller - Maersk A/S Class B	85	666
	Carlsberg A/S Class B	5,872	507
	Novozymes A/S	14,012	368
	AP Moeller - Maersk A/S Class A	34	254
	DSV A/S	10,501	239
	GN Store Nord A/S	18,498	208
*	Sydbank A/S	11,263	196
	FLSmidth & Co. A/S	2,395	169
*	Topdanmark A/S	979	168
*	Jyske Bank A/S	5,146	161
	Auriga Industries Class B	9,594	127
*	William Demant Holding A/S	1,178	111
^,*	Vestas Wind Systems A/S	11,842	104
	H Lundbeck A/S	2,918	59
	Tryg A/S	1,023	57
			8,708
Egypt (0.1%)
	Orascom Construction Industries GDR	13,802	609
	Sidi Kerir Petrochemicals Co.	79,618	162
	National Societe Generale Bank SAE	31,405	148
	Commercial International Bank Egypt SAE	28,753	121
	Telecom Egypt Co.	55,015	118
	Alexandria Mineral Oils Co.	7,392	106
	Orascom Telecom Holding SAE GDR	30,107	84
*	Talaat Moustafa Group	84,619	59
	Egyptian Kuwaiti Holding Co. SAE	50,301	56
*	Orascom Telecom Media And Technology Holding SAE GDR	30,107	34
			1,497
Finland (0.4%)
^	Nokia Oyj	200,750	727
	Wartsila OYJ Abp	13,369	542
	Sampo Oyj	20,323	541
	Metso Oyj	10,329	444
	UPM-Kymmene Oyj	34,420	442
	Fortum Oyj	19,372	417
	Kone Oyj Class B	6,732	417
	Nokian Renkaat Oyj	8,436	400
	Outotec Oyj	4,872	262
	Orion Oyj Class B	12,656	258
^	Elisa Oyj	10,310	232
	Stora Enso Oyj	31,384	215
*	Outokumpu Oyj	123,288	200
	YIT Oyj	8,516	183
	Huhtamaki Oyj	11,387	181
	Sponda Oyj	44,471	179
^	Konecranes Oyj	5,372	164
	Pohjola Bank plc Class A	14,770	159
	Amer Sports Oyj	10,003	142
^	Tieto Oyj	8,018	141
	Cargotec Oyj Class B	3,191	110
^	Kesko Oyj Class B	3,410	91
	Neste Oil Oyj	6,334	75
			6,522
France (3.3%)
	Total SA	115,935	5,565
	Sanofi	67,650	5,167
^	LVMH Moet Hennessy Louis Vuitton SA	18,867	3,130
	Danone	33,559	2,363
	BNP Paribas SA	55,159	2,226
	GDF Suez	86,270	1,986

11

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Schneider Electric SA	29,825	1,837
^	L'Oreal SA	15,119	1,820
	Air Liquide SA	13,594	1,749
	AXA SA	120,744	1,716
	Vinci SA	31,900	1,480
	France Telecom SA	101,034	1,385
	Pernod-Ricard SA	13,117	1,361
	Cie de St-Gobain	28,715	1,206
	Vivendi SA	61,952	1,146
	ArcelorMittal	63,915	1,110
	European Aeronautic Defence and Space Co. NV	26,615	1,052
	Societe Generale SA	41,819	990
	Unibail-Rodamco SE	5,187	971
^	PPR	5,032	842
	Cie Generale d'Optique Essilor International SA	9,554	842
	Hermes International	2,330	824
	Carrefour SA	38,424	772
	Technip SA	6,303	716
	Alstom SA	19,264	689
	Societe BIC SA	5,319	586
	Christian Dior SA	3,761	567
	Legrand SA	15,790	533
	Cie Generale des Etablissements Michelin	6,862	513
	Lafarge SA	12,959	507
	Sodexo	6,160	491
	Renault SA	10,389	473
	Accor SA	12,551	434
	Vallourec SA	6,923	417
	Veolia Environnement SA	27,552	403
	Publicis Groupe SA	7,491	387
	Safran SA	10,403	386
	SES SA	15,260	366
	Edenred	11,340	362
	Havas SA	62,394	353
	Arkema SA	3,952	350
	Gemalto NV	4,531	338
^	Bouygues SA	12,180	332
	Cap Gemini SA	7,689	300
	SCOR SE	11,327	299
	Credit Agricole SA	57,923	298
	Suez Environnement Co.	21,109	298
	Dassault Systemes SA	2,997	291
	Eutelsat Communications SA	8,124	289
	Bureau Veritas SA	2,867	255
*	Alcatel-Lucent	165,513	255
	Zodiac Aerospace	2,156	237
	Lagardere SCA	7,785	236
	Groupe Eurotunnel SA	27,185	229
*	Casino Guichard Perrachon SA	2,266	223
	Electricite de France SA	10,371	220
*	Cie Generale de Geophysique - Veritas	7,594	218
	AtoS	3,172	204
	STMicroelectronics NV	34,957	201
	Valeo SA	4,048	199
	Metropole Television SA	12,110	186
	Peugeot SA	15,267	183
	Nexans SA	3,624	182
	Saft Groupe SA	6,516	180
	Remy Cointreau SA	1,558	174
	Imerys SA	3,027	172
	Eurazeo	3,261	167
^	Klepierre	4,982	158
^	Bourbon SA	5,273	154
	Wendel SA	2,019	151

12

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Orpea	4,455	149
	Teleperformance SA	5,376	144
^	Eiffage SA	4,209	143
	Iliad SA	1,098	141
	Thales SA	4,011	139
	Natixis	45,078	137
	Aeroports de Paris	1,562	131
	Neopost SA	2,222	128
	Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	127
	Eramet	929	124
	Rubis	2,205	120
	CFAO SA	2,684	116
	CNP Assurances	8,083	113
^	Fonciere Des Regions	1,422	110
	Etablissements Maurel et Prom	6,590	110
	SEB SA	1,286	103
	Faurecia	4,590	99
	Societe de la Tour Eiffel	1,872	98
*	ICADE	1,132	96
*	JCDecaux SA	3,224	92
	Gecina SA	920	85
^	Societe Television Francaise 1	8,145	79
	Rexel SA	3,756	79
	BioMerieux	917	75
	Mercialys SA	2,574	51
			59,491
Germany (2.9%)
	Siemens AG	48,382	4,491
^	BASF SE	49,241	4,054
	SAP AG	48,930	3,245
^	Bayer AG	44,500	3,136
	Daimler AG	54,709	3,027
	Allianz SE	23,254	2,594
^	E.ON AG	100,391	2,273
	Deutsche Bank AG	50,001	2,171
	Deutsche Telekom AG	171,661	1,935
	Volkswagen AG Prior Pfd.	8,964	1,699
	Bayerische Motoren Werke AG	16,024	1,524
^	Muenchener Rueckversicherungs AG	9,764	1,418
	RWE AG	28,992	1,246
^	Linde AG	6,775	1,160
	Deutsche Post AG	60,399	1,128
	Deutsche Boerse AG	14,511	911
	Adidas AG	10,569	882
	Fresenius Medical Care AG & Co. KGaA	11,958	849
	Porsche Automobil Holding SE Prior Pfd.	11,093	678
^	HeidelbergCement AG	12,129	667
	Henkel AG & Co. KGaA Prior Pfd.	8,758	652
	Fresenius SE & Co. KGaA	6,318	631
*	K&S AG	11,112	555
	ThyssenKrupp AG	22,861	542
	Infineon Technologies AG	49,826	496
*	Commerzbank AG	216,244	468
	Henkel AG & Co. KGaA	6,286	385
^	Continental AG	3,968	385
	Merck KGaA	3,177	349
	Lanxess AG	4,223	336
^	Beiersdorf AG	4,671	328
	Brenntag AG	2,610	325
	Metro AG	9,626	311
	GEA Group AG	9,374	310
	Deutsche Euroshop AG	8,453	308
*	Kabel Deutschland Holding AG	4,633	292
^	MAN SE	2,228	282

13

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Aurubis AG	5,039	280
	Fuchs Petrolub AG Prior Pfd.	4,378	261
	MTU Aero Engines Holding AG	3,038	256
*	QIAGEN NV	15,162	251
	Symrise AG	7,946	230
	Douglas Holding AG	4,962	228
	ProSiebenSat.1 Media AG Prior Pfd.	8,363	212
	Volkswagen AG	1,178	201
^	Hannover Rueckversicherung AG	3,238	196
	Rhoen Klinikum AG	6,770	190
	Gerry Weber International AG	4,199	178
	Hochtief AG	3,010	177
	Hugo Boss AG Prior Pfd.	1,484	166
	Bilfinger Berger SE	1,777	163
	Freenet AG	8,860	154
	Leoni AG	2,998	154
	Deutsche Lufthansa AG	11,416	149
	Deutsche Wohnen AG	10,045	148
	Wincor Nixdorf AG	3,793	147
	Stada Arzneimittel AG	4,389	146
	Aixtron SE NA	7,290	133
	Fraport AG Frankfurt Airport Services Worldwide	1,948	127
	United Internet AG	6,177	122
	Wirecard AG	6,518	121
^	Axel Springer AG	2,547	116
	Software AG	3,294	115
^,*	SGL Carbon SE	2,453	112
	Salzgitter AG	2,138	112
*	Sky Deutschland AG	40,581	104
*	Dialog Semiconductor plc	4,524	100
	Suedzucker AG	3,115	95
*	TUI AG	12,874	94
	Puma SE	265	93
	Celesio AG	3,981	69
^	Wacker Chemie AG	788	63
	Fielmann AG	648	63
			51,569
Greece (0.0%)
*	National Bank of Greece SA ADR	90,403	206
	Coca Cola Hellenic Bottling Co. SA	7,705	153
	Hellenic Telecommunications Organization SA ADR	68,852	115
	OPAP SA	12,689	114
	Hellenic Telecommunications Organization SA	32,375	106
			694
Hong Kong (1.3%)
1	AIA Group Ltd.	609,158	2,156
	Hutchison Whampoa Ltd.	175,000	1,677
	Sun Hung Kai Properties Ltd.	123,075	1,474
	Cheung Kong Holdings Ltd.	90,400	1,196
	Hong Kong Exchanges and Clearing Ltd.	69,400	1,104
	Hang Lung Group Ltd.	171,897	1,072
	Hang Seng Bank Ltd.	59,066	809
	Hong Kong & China Gas Co. Ltd.	316,280	808
	CLP Holdings Ltd.	92,500	792
	Li & Fung Ltd.	350,000	746
	BOC Hong Kong Holdings Ltd.	224,500	694
	Jardine Matheson Holdings Ltd.	14,000	693
	Power Assets Holdings Ltd.	81,500	609
	Sands China Ltd.	140,800	551
	Swire Pacific Ltd. Class A	46,352	546
	Hongkong Land Holdings Ltd.	86,000	532
	Link REIT	118,500	493
	Wharf Holdings Ltd.	80,600	478
	Bank of East Asia Ltd.	121,672	453

14

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hang Lung Properties Ltd.	100,000	368
	Jardine Strategic Holdings Ltd.	11,000	353
	Henderson Land Development Co. Ltd.	58,000	329
	New World Development Co. Ltd.	251,000	311
	Sino Land Co. Ltd.	176,280	302
	MTR Corp. Ltd.	85,000	302
	Wynn Macau Ltd.	76,800	246
	SJM Holdings Ltd.	108,000	236
	Shangri-La Asia Ltd.	101,519	215
*,1	Galaxy Entertainment Group Ltd.	67,000	209
	Kerry Properties Ltd.	46,000	209
	Prosperity REIT	930,000	207
	Hysan Development Co. Ltd.	39,000	176
	Giordano International Ltd.	198,000	172
	Esprit Holdings Ltd.	77,831	159
	AAC Technologies Holdings Inc.	50,000	147
	First Pacific Co. Ltd.	134,400	146
	Wheelock & Co. Ltd.	42,000	142
	Cathay Pacific Airways Ltd.	83,000	140
	Wing Hang Bank Ltd.	12,000	127
	Yue Yuen Industrial Holdings Ltd.	38,000	127
	Cheung Kong Infrastructure Holdings Ltd.	21,000	124
	ASM Pacific Technology Ltd.	9,200	124
*	G-Resources Group Ltd.	1,914,000	123
	Luk Fook Holdings International Ltd.	42,000	119
	Television Broadcasts Ltd.	15,000	110
	PCCW Ltd.	292,000	108
	VTech Holdings Ltd.	9,600	107
	Swire Properties Ltd.	32,446	89
	Orient Overseas International Ltd.	13,000	89
	Xinyi Glass Holdings Ltd.	136,000	87
	Lifestyle International Holdings Ltd.	37,500	87
	NWS Holdings Ltd.	57,500	86
	Seaspan Corp.	5,000	84
	Hopewell Holdings Ltd.	30,000	80
	Techtronic Industries Co.	55,000	66
*	Foxconn International Holdings Ltd.	79,000	37
*	HKT Trust / HKT Ltd.	12,694	10
			23,036
Hungary (0.0%)
*	MOL Hungarian Oil and Gas plc	3,778	312
	OTP Bank plc	17,106	300
	Richter Gedeon Nyrt	763	132
^,*	FHB Mortgage Bank plc	48,942	129
			873
India (1.1%)
	Infosys Ltd. ADR	41,224	1,952
1	Reliance Industries Ltd. GDR	62,355	1,764
	HDFC Bank Ltd. ADR	51,113	1,755
	ITC Ltd.	308,281	1,435
	Housing Development Finance Corp.	57,403	732
	ICICI Bank Ltd.	39,465	661
	Larsen & Toubro Ltd.	23,231	539
	Bharti Airtel Ltd.	80,436	473
	Wipro Ltd.	51,353	394
	Tata Consultancy Services Ltd.	15,573	367
	Bajaj Auto Ltd.	11,495	353
	Hindustan Unilever Ltd.	43,616	345
	Axis Bank Ltd.	16,418	344
*	Cairn India Ltd.	50,775	332
	Oil & Natural Gas Corp. Ltd.	63,536	325
*	Tata Motors Ltd.	48,955	293
	Federal Bank Ltd.	36,038	286
	LIC Housing Finance Ltd.	57,441	283

15

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Yes Bank Ltd.	39,530	262
	NTPC Ltd.	81,834	252
*	Genpact Ltd.	13,200	220
	Titan Industries Ltd.	48,049	212
	Coal India Ltd.	31,207	208
	State Bank of India GDR	2,330	189
	Sun Pharmaceutical Industries Ltd.	16,443	188
	Jindal Steel & Power Ltd.	19,145	183
	Lupin Ltd.	17,157	180
	Cipla Ltd.	30,059	178
	Apollo Hospitals Enterprise Ltd.	14,411	172
	Kotak Mahindra Bank Ltd.	15,566	172
	Hero Motocorp Ltd.	3,946	167
	Hindalco Industries Ltd.	72,576	166
	Petronet LNG Ltd.	61,098	160
	Power Grid Corp. of India Ltd.	75,181	158
	Bharat Heavy Electricals Ltd.	36,280	154
	Grasim Industries Ltd.	3,156	154
	Dr Reddy's Laboratories Ltd.	4,486	150
	Siemens Ltd.	10,185	150
	Mahindra & Mahindra Ltd.	10,637	143
	Ultratech Cement Ltd.	5,215	141
	Bharat Petroleum Corp. Ltd.	11,070	141
	Nestle India Ltd.	1,572	139
	Punjab National Bank	8,346	134
	Hindustan Petroleum Corp. Ltd.	21,982	126
	Canara Bank	15,022	124
	GAIL India Ltd.	19,685	123
	Infrastructure Development Finance Co. Ltd.	53,810	123
	Maruti Suzuki India Ltd.	4,727	123
	HCL Technologies Ltd.	10,847	105
	Asian Paints Ltd.	1,552	104
	Tata Steel Ltd.	11,558	101
	Infosys Ltd.	2,004	93
	DLF Ltd.	23,878	84
*	Tata Power Co. Ltd.	41,810	83
	Sterlite Industries India Ltd.	40,256	81
	JSW Steel Ltd.	5,939	78
	Adani Enterprises Ltd.	13,726	73
	Colgate-Palmolive India Ltd.	3,469	73
	Sesa Goa Ltd.	20,167	72
	Rural Electrification Corp. Ltd.	17,514	69
	Reliance Infrastructure Ltd.	6,838	68
	Jaiprakash Associates Ltd.	48,036	68
	Bajaj Holdings and Investment Ltd.	4,212	67
	Cummins India Ltd.	7,352	67
	Ambuja Cements Ltd.	23,209	66
	State Bank of India	1,589	64
	Ranbaxy Laboratories Ltd.	6,690	64
	Bank of Baroda	4,248	62
	Tata Chemicals Ltd.	9,174	58
	Indian Oil Corp. Ltd.	11,142	56
*	Idea Cellular Ltd.	37,340	56
	Zee Entertainment Enterprises Ltd.	22,944	55
	Adani Ports and Special Economic Zone	20,483	50
*	Reliance Power Ltd.	11,690	24
			19,466
Indonesia (0.4%)
	Astra International Tbk PT	194,503	1,498
	Bank Central Asia Tbk PT	936,728	814
	Telekomunikasi Indonesia Persero Tbk PT	529,088	488
	Bank Rakyat Indonesia Persero Tbk PT	618,878	446
	United Tractors Tbk PT	137,560	441
	Lippo Karawaci Tbk PT	3,791,500	342

16

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Bank Mandiri Persero Tbk PT	382,916	307
	Bumi Resources Tbk PT	1,110,500	244
	Semen Gresik Persero Tbk PT	158,000	208
	Gudang Garam Tbk PT	30,500	196
	Perusahaan Gas Negara Persero Tbk PT	499,000	181
	Kalbe Farma Tbk PT	380,000	166
	Unilever Indonesia Tbk PT	72,000	155
	Adaro Energy Tbk PT	670,500	135
	Charoen Pokphand Indonesia Tbk PT	451,000	134
	Bank Negara Indonesia Persero Tbk PT	298,130	130
	Indocement Tunggal Prakarsa Tbk PT	53,000	104
	Tambang Batubara Bukit Asam Persero Tbk PT	46,500	93
	Indofood Sukses Makmur Tbk PT	174,000	91
	Indo Tambangraya Megah Tbk PT	16,500	71
	Astra Agro Lestari Tbk PT	26,500	61
	Indosat Tbk PT	100,000	53
	Bakrie Sumatera Plantations Tbk PT	877,500	29
*	Intiland Development Tbk PT	565,500	26
	AKR Corporindo Tbk PT	58,500	26
	Bisi International PT	253,500	23
	Ramayana Lestari Sentosa Tbk PT	227,500	21
*	Berlian Laju Tanker Tbk PT	968,000	21
*	Bakrie Telecom Tbk PT	578,500	16
	Gajah Tunggal Tbk PT	52,000	15
*	Bakrie and Brothers Tbk PT	1,690,500	9
			6,544
Ireland (0.2%)
	CRH plc	39,842	808
*	Elan Corp. plc	32,798	452
	Kerry Group plc Class A	6,964	318
	DCC plc	9,739	246
*	Governor & Co. of the Bank of Ireland	1,482,531	220
	C&C Group plc	41,891	210
*	Ryanair Holdings plc	30,515	172
	Kingspan Group plc	13,719	144
*	Kenmare Resources plc	152,754	126
	Paddy Power plc	1,847	121
*	Irish Bank Resolution Corp. Ltd.	14,385	—
			2,817
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	49,255	2,252
*	Check Point Software Technologies Ltd.	13,069	760
*	Strauss Group Ltd.	27,900	337
*	Mellanox Technologies Ltd.	5,372	309
	Israel Chemicals Ltd.	26,718	306
	Bank Leumi Le-Israel BM	74,996	235
	Bank Hapoalim BM	50,246	186
	Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	177
*	Delek Drilling - LP	42,099	153
*	NICE Systems Ltd.	3,265	125
	Israel Corp. Ltd.	121	79
*	Isramco Negev 2 LP	414,645	59
*	Israel Discount Bank Ltd. Class A	44,295	57
	Shufersal Ltd.	1	—
			5,035
Italy (0.8%)
	ENI SPA	145,214	3,227
	Enel SPA	353,414	1,159
	Assicurazioni Generali SPA	77,119	1,052
	Intesa Sanpaolo SPA (Registered)	630,755	956
*	UniCredit SPA	230,745	920
*	Telecom Italia SPA (Registered)	775,004	879
	Saipem SPA	17,122	846

17

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Fiat Industrial SPA	70,965	806
	Tenaris SA ADR	11,484	450
	Atlantia SPA	24,463	371
	Snam SPA	76,905	365
	Terna Rete Elettrica Nazionale SPA	90,509	336
*	Telecom Italia SPA (Bearer)	297,734	279
	Luxottica Group SPA	6,782	243
*	Fiat SPA	44,681	216
	Exor SPA	8,697	203
*	Prada SPA	27,100	183
	ERG SPA	23,997	181
^	Banco Popolare SC	120,080	179
	Prysmian SPA	10,879	177
	Unione di Banche Italiane SCPA	46,856	174
	Tod's SPA	1,503	173
	Recordati SPA	23,910	167
	Enel Green Power SPA	102,952	166
	Mediaset SPA	67,848	162
	Autogrill SPA	13,384	133
	Pirelli & C SPA	9,768	119
	Societa Cattolica di Assicurazioni SCRL	6,209	117
*	Banca Popolare dell'Emilia Romagna Scrl	18,381	113
	Banca Popolare di Sondrio SCARL	16,522	111
	Mediobanca SPA	21,979	107
	Mediolanum SPA	25,893	106
	Davide Campari-Milano SPA	14,902	105
	Banca Popolare di Milano Scarl	204,721	101
^	Banca Monte dei Paschi di Siena SPA	274,915	98
	Finmeccanica SPA	21,830	94
	A2A SPA	144,973	92
	Banca Carige SPA	45,308	47
	Tenaris SA	1,989	39
			15,252
Japan (7.1%)
	Toyota Motor Corp.	134,230	5,500
	Mitsubishi UFJ Financial Group Inc.	772,151	3,707
	Canon Inc.	76,200	3,454
	Honda Motor Co. Ltd.	78,700	2,832
	Sumitomo Mitsui Financial Group Inc.	75,648	2,421
	Mizuho Financial Group Inc.	1,219,807	1,923
	FANUC Corp.	11,000	1,855
	Japan Tobacco Inc.	331	1,834
	NTT DoCoMo Inc.	1,073	1,832
	Komatsu Ltd.	57,300	1,649
	Mitsubishi Corp.	73,300	1,589
	Takeda Pharmaceutical Co. Ltd.	35,900	1,566
	Mitsui & Co. Ltd.	92,900	1,451
	KDDI Corp.	217	1,421
	Softbank Corp.	46,500	1,388
	Hitachi Ltd.	215,000	1,369
	Mitsubishi Estate Co. Ltd.	77,000	1,361
	Nippon Telegraph & Telephone Corp.	29,300	1,326
	Nissan Motor Co. Ltd.	120,201	1,250
	East Japan Railway Co.	19,800	1,232
	Shin-Etsu Chemical Co. Ltd.	21,088	1,217
	Inpex Corp.	178	1,175
	Denso Corp.	35,100	1,135
	Seven & I Holdings Co. Ltd.	35,300	1,069
	Panasonic Corp.	131,455	1,008
	Bridgestone Corp.	42,570	1,007
	Murata Manufacturing Co. Ltd.	17,000	972
	Kyocera Corp.	9,800	955
	ITOCHU Corp.	82,700	936
	Sony Corp.	57,700	933

18

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Nomura Holdings Inc.	211,900	869
	Mitsui Fudosan Co. Ltd.	47,000	861
	Tokio Marine Holdings Inc.	32,600	834
	Daito Trust Construction Co. Ltd.	9,000	809
	Mitsubishi Electric Corp.	92,000	808
	Mitsubishi Heavy Industries Ltd.	173,870	788
	Duskin Co. Ltd.	40,700	788
	Isuzu Motors Ltd.	135,000	771
	Toshiba Corp.	184,000	752
	Kao Corp.	27,900	748
	Astellas Pharma Inc.	18,400	746
	Sumitomo Realty & Development Co. Ltd.	29,846	712
	Central Japan Railway Co.	85	706
	Sumitomo Corp.	49,400	702
	Nifco Inc.	25,800	694
	Nintendo Co. Ltd.	5,100	688
	Otsuka Holdings Co. Ltd.	22,200	669
	Nippon Steel Corp.	260,000	648
	MS&AD Insurance Group Holdings	34,391	634
	Yamada Denki Co. Ltd.	9,600	623
	Dai-ichi Life Insurance Co. Ltd.	496	621
	ORIX Corp.	6,496	621
	Sumitomo Mitsui Trust Holdings Inc.	208,460	611
	Fast Retailing Co. Ltd.	2,600	581
	Kansai Electric Power Co. Inc.	39,500	573
	JX Holdings Inc.	99,407	561
	Hoya Corp.	23,100	530
*	Mazda Motor Corp.	317,000	515
	Nidec Corp.	5,700	512
	JFE Holdings Inc.	27,300	511
	Toray Industries Inc.	65,000	500
	Tokyo Gas Co. Ltd.	103,000	497
^	Kintetsu Corp.	140,000	494
	Suzuki Motor Corp.	20,781	489
	Kirin Holdings Co. Ltd.	38,000	484
	Keyence Corp.	2,046	483
	Shochiku Co. Ltd.	50,000	482
	SMC Corp.	2,800	468
	Marubeni Corp.	65,628	456
	Chubu Electric Power Co. Inc.	27,600	452
	Daiichi Sankyo Co. Ltd.	26,100	448
	Taisho Pharmaceutical Holdings Co. Ltd.	5,600	448
	Nikon Corp.	15,100	448
	NKSJ Holdings Inc.	21,675	446
	Kiyo Holdings Inc.	308,000	442
	Secom Co. Ltd.	9,300	440
	Asahi Group Holdings Ltd.	19,200	432
	FUJIFILM Holdings Corp.	20,100	426
	Mochida Pharmaceutical Co. Ltd.	36,000	419
	Aeon Co. Ltd.	31,600	413
	Kissei Pharmaceutical Co. Ltd.	22,400	408
	Sumitomo Metal Mining Co. Ltd.	31,000	407
	KYORIN Holdings Inc.	21,000	403
	Tokyo Electron Ltd.	7,200	399
	Sumitomo Electric Industries Ltd.	29,400	397
	Fujitsu Ltd.	79,906	388
	Eisai Co. Ltd.	9,700	379
^	Yakult Honsha Co. Ltd.	10,100	372
	Asahi Glass Co. Ltd.	47,000	370
	Sega Sammy Holdings Inc.	17,300	363
	FP Corp.	5,500	355
	Resona Holdings Inc.	82,506	350
	Hitachi Zosen Corp.	260,000	350
	Aeon Mall Co. Ltd.	15,700	348

19

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Pronexus Inc.	55,800	340
	Daiwa Securities Group Inc.	87,000	329
	Asahi Kasei Corp.	52,000	321
	Kubota Corp.	33,000	319
	Daikin Industries Ltd.	11,879	314
	Terumo Corp.	6,800	312
	Daiwa House Industry Co. Ltd.	24,000	310
	West Japan Railway Co.	7,500	308
	Yaskawa Electric Corp.	34,843	303
	Sumitomo Metal Industries Ltd.	167,000	300
	Mitsubishi Chemical Holdings Corp.	55,484	292
	Hankyu Hanshin Holdings Inc.	62,000	289
	JGC Corp.	10,000	288
	Unicharm Corp.	5,100	285
	Ajinomoto Co. Inc.	22,000	284
	T&D Holdings Inc.	26,100	281
	Kuraray Co. Ltd.	19,500	278
	Sharp Corp.	43,000	275
	Fukuyama Transporting Co. Ltd.	50,000	273
	Yamato Holdings Co. Ltd.	17,700	273
	Shizuoka Bank Ltd.	26,000	272
	Electric Power Development Co. Ltd.	9,800	271
	Nitto Denko Corp.	6,600	271
	Tobu Railway Co. Ltd.	53,000	270
	Aisin Seiki Co. Ltd.	7,500	264
	Ono Pharmaceutical Co. Ltd.	4,600	260
	Odakyu Electric Railway Co. Ltd.	28,000	260
	Shiseido Co. Ltd.	14,800	259
	Yahoo Japan Corp.	861	258
	Omron Corp.	12,100	257
	Kyoritsu Maintenance Co. Ltd.	11,600	256
	Osaka Gas Co. Ltd.	63,000	255
	Bank of Yokohama Ltd.	52,000	252
	Ricoh Co. Ltd.	28,000	251
	TDK Corp.	4,800	251
	Japan Transcity Corp.	72,000	248
	Lawson Inc.	3,700	245
	Mitsubishi Kakoki Kaisha Ltd.	126,000	245
	Oriental Land Co. Ltd.	2,200	244
	Rohm Co. Ltd.	5,300	239
	Kyushu Electric Power Co. Inc.	18,000	239
	Chugoku Electric Power Co. Inc.	13,900	238
*	NEC Corp.	129,000	233
	Asahi Organic Chemicals Industry Co. Ltd.	90,000	232
	Dai Nippon Printing Co. Ltd.	26,000	231
	Shimano Inc.	3,500	230
	Sumitomo Chemical Co. Ltd.	55,492	228
	JS Group Corp.	11,600	228
*	Mitsubishi Motors Corp.	203,000	228
	Mitsui OSK Lines Ltd.	57,397	222
	Tokyu Corp.	47,000	220
	Shibusawa Warehouse Co. Ltd.	72,000	213
	NET One Systems Co. Ltd.	15,600	213
	Marui Group Co. Ltd.	26,800	213
	Chiba Bank Ltd.	35,000	213
	Dentsu Inc.	6,900	212
	Shikoku Electric Power Co. Inc.	8,200	212
	Fuji Heavy Industries Ltd.	28,000	211
	Fujikura Kasei Co. Ltd.	36,200	211
	Anritsu Corp.	16,000	209
*	Pioneer Corp.	41,100	207
	Makita Corp.	5,400	207
	Yokohama Rubber Co. Ltd.	28,000	205
*	Nippon Parking Development Co. Ltd.	3,744	202

20

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Credit Saison Co. Ltd.	9,400	202
	Nippon Valqua Industries Ltd.	72,000	201
	Benesse Holdings Inc.	4,000	199
*	Tokyo Electric Power Co. Inc.	79,400	198
	Chugai Pharmaceutical Co. Ltd.	11,000	198
	Hakuto Co. Ltd.	20,200	196
	Nippon Yusen KK	66,000	195
	Tohoku Electric Power Co. Inc.	18,600	195
	Nomura Research Institute Ltd.	8,500	195
	NTT Data Corp.	56	194
	Kawasaki Heavy Industries Ltd.	64,000	192
	JTEKT Corp.	17,400	191
	JSR Corp.	9,600	189
	Keikyu Corp.	22,000	189
	Sekisui Chemical Co. Ltd.	21,000	189
	Olympus Corp.	11,900	187
	Toyo Wharf & Warehouse Co. Ltd.	108,000	186
	Stanley Electric Co. Ltd.	12,000	184
	Mitsubishi Materials Corp.	61,340	183
	Toppan Printing Co. Ltd.	27,000	183
	Japan Pure Chemical Co. Ltd.	72	181
	Keio Corp.	25,000	181
	Toyota Industries Corp.	6,400	181
	OJI Paper Co. Ltd.	39,000	179
	Fukuoka Financial Group Inc.	43,000	179
	Sekisui House Ltd.	19,000	176
	Shionogi & Co. Ltd.	13,500	176
	Brother Industries Ltd.	13,100	176
	Dena Co. Ltd.	5,600	176
	J Front Retailing Co. Ltd.	34,000	175
	Yamaha Motor Co. Ltd.	13,000	174
	FamilyMart Co. Ltd.	3,900	174
	Konami Corp.	6,000	174
	UNY Co. Ltd.	14,900	173
	Nissin Foods Holdings Co. Ltd.	4,600	173
	Kourakuen Corp.	11,200	172
	Taisei Lamick Co. Ltd.	5,400	170
	Isetan Mitsukoshi Holdings Ltd.	15,400	168
	Hirose Electric Co. Ltd.	1,600	168
	Fujikura Ltd.	53,000	165
	Kobe Steel Ltd.	115,000	164
	Konica Minolta Holdings Inc.	20,000	162
	NGK Insulators Ltd.	13,000	162
	Trend Micro Inc.	5,300	161
	Rinnai Corp.	2,200	160
	Nissan Chemical Industries Ltd.	17,500	159
	Nippon Express Co. Ltd.	41,000	155
	Koito Manufacturing Co. Ltd.	10,000	155
	Sumitomo Heavy Industries Ltd.	30,000	155
	Nippon Electric Glass Co. Ltd.	19,000	154
	Daihatsu Motor Co. Ltd.	8,000	151
^	Casio Computer Co. Ltd.	22,700	151
	Wacoal Holdings Corp.	13,000	151
	Joyo Bank Ltd.	34,000	148
	Zappallas Inc.	139	148
	Santen Pharmaceutical Co. Ltd.	3,500	146
	Hokuriku Electric Power Co.	8,500	145
	Sony Financial Holdings Inc.	8,800	144
	Shinsei Bank Ltd.	111,000	143
^	Kawasaki Kisen Kaisha Ltd.	68,000	143
	Toyobo Co. Ltd.	105,000	143
	IHI Corp.	59,000	143
	Nitori Holdings Co. Ltd.	1,550	143
	TonenGeneral Sekiyu KK	15,000	140

21

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Toho Co. Ltd. (Kobe)	36,000	140
MEIJI Holdings Co. Ltd.	3,117	138
NSK Ltd.	20,000	137
THK Co. Ltd.	6,800	136
All Nippon Airways Co. Ltd.	46,000	135
Ibiden Co. Ltd.	6,600	135
Advantest Corp.	8,000	133
Yushiro Chemical Industry Co. Ltd.	12,600	133
Gree Inc.	4,900	133
Ezaki Glico Co. Ltd.	11,000	132
Sankyo Co. Ltd.	2,700	130
Sojitz Corp.	77,248	130
Sotetsu Holdings Inc.	42,000	130
Nisshin Steel Co. Ltd.	92,000	129
Toyota Tsusho Corp.	6,500	129
Nisshin Seifun Group Inc.	10,500	128
Teijin Ltd.	38,000	128
Japan Petroleum Exploration Co.	2,800	128
USS Co. Ltd.	1,250	127
Toho Gas Co. Ltd.	21,000	127
Kyowa Hakko Kirin Co. Ltd.	12,000	126
Kurita Water Industries Ltd.	5,100	125
Mitsubishi Gas Chemical Co. Inc.	19,000	124
NOK Corp.	6,000	123
Namco Bandai Holdings Inc.	8,600	123
DIC Corp.	59,000	123
Dainippon Sumitomo Pharma Co. Ltd.	12,100	121
Keihan Electric Railway Co. Ltd.	26,000	121
Hokkaido Electric Power Co. Inc.	8,500	119
Hamamatsu Photonics KK	3,000	119
Toyo Seikan Kaisha Ltd.	8,900	118
Kansai Paint Co. Ltd.	11,000	118
Shimizu Corp.	31,000	118
Toho Co. Ltd. (Tokyo)	6,500	116
MediPal Holdings Corp.	9,200	116
Keisei Electric Railway Co. Ltd.	15,000	116
Mitsui Chemicals Inc.	40,000	116
Obayashi Corp.	27,000	114
Shimamura Co. Ltd.	1,000	113
Taiheiyo Cement Corp.	47,000	112
Showa Denko KK	50,000	111
Hisamitsu Pharmaceutical Co. Inc.	2,500	111
Mitsubishi Tanabe Pharma Corp.	8,000	111
Bank of Kyoto Ltd.	13,000	110
Amada Co. Ltd.	16,000	109
Chiyoda Corp.	9,000	108
Iyo Bank Ltd.	13,000	108
Kajima Corp.	37,000	105
Daido Steel Co. Ltd.	17,000	105
Toyo Suisan Kaisha Ltd.	4,000	103
* Kenedix Inc.	569	102
Nippon Meat Packers Inc.	8,000	102
Taisei Corp.	40,000	102
Tokyu Land Corp.	21,000	101
Chugoku Bank Ltd.	8,000	101
Air Water Inc.	8,000	101
Sanrio Co. Ltd.	2,292	101
Kagome Co. Ltd.	5,000	101
Suruga Bank Ltd.	10,000	100
Hitachi Metals Ltd.	8,000	100
Kewpie Corp.	6,600	99
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	99
Takashimaya Co. Ltd.	13,000	99
Hachijuni Bank Ltd.	18,000	98

22

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Shimadzu Corp.	11,000	98
Taiyo Nippon Sanso Corp.	14,000	97
TOTO Ltd.	13,000	96
Nippon Chemiphar Co. Ltd.	18,000	96
Dowa Holdings Co. Ltd.	15,000	96
Don Quijote Co. Ltd.	2,600	95
Miraca Holdings Inc.	2,400	95
Hakuhodo DY Holdings Inc.	1,510	94
NHK Spring Co. Ltd.	9,000	94
Kikkoman Corp.	8,000	94
Hyakujushi Bank Ltd.	22,000	94
Alfresa Holdings Corp.	2,000	92
Nippon Paint Co. Ltd.	12,000	92
Gunma Bank Ltd.	18,000	91
Nagoya Railroad Co. Ltd.	34,000	91
Hitachi Chemical Co. Ltd.	4,900	91
Hitachi Construction Machinery Co. Ltd.	4,200	91
Nippon Shokubai Co. Ltd.	8,000	90
Ube Industries Ltd.	35,000	90
Seiko Epson Corp.	6,700	89
Hiroshima Bank Ltd.	22,000	89
Citizen Holdings Co. Ltd.	14,200	89
Denki Kagaku Kogyo KK	23,000	89
Daicel Corp.	14,000	89
Aoyama Trading Co. Ltd.	4,300	89
Sumida Corp.	14,800	88
Hokuhoku Financial Group Inc.	50,000	87
Aozora Bank Ltd.	34,000	87
Asics Corp.	8,000	86
Minebea Co. Ltd.	19,000	86
Nippon Paper Group Inc.	4,300	86
Yamaguchi Financial Group Inc.	10,000	86
SBI Holdings Inc.	1,064	86
Park24 Co. Ltd.	6,200	85
Japan Steel Works Ltd.	14,000	85
Hino Motors Ltd.	12,000	85
Maruichi Steel Tube Ltd.	3,800	84
Yokogawa Electric Corp.	8,700	84
Idemitsu Kosan Co. Ltd.	900	83
* Sumco Corp.	7,800	83
Mitsumi Electric Co. Ltd.	9,900	82
Aeon Credit Service Co. Ltd.	4,700	82
Kamigumi Co. Ltd.	10,000	80
Nishi-Nippon City Bank Ltd.	30,000	79
Sumitomo Rubber Industries Ltd.	5,700	78
Zeon Corp.	9,000	78
Cosmo Oil Co. Ltd.	28,000	78
Tsumura & Co.	2,900	77
GS Yuasa Corp.	15,000	77
Yamato Kogyo Co. Ltd.	2,700	77
Mitsubishi Logistics Corp.	7,000	77
Lion Corp.	13,000	75
Yamazaki Baking Co. Ltd.	5,000	74
Sumitomo Osaka Cement Co. Ltd.	24,000	73
Mitsui Mining & Smelting Co. Ltd.	29,000	73
Dainippon Screen Manufacturing Co. Ltd.	8,000	72
Autobacs Seven Co. Ltd.	1,500	72
NTN Corp.	19,000	72
Yamaha Corp.	7,400	72
Nanto Bank Ltd.	16,000	72
NGK Spark Plug Co. Ltd.	5,000	71
K's Holdings Corp.	2,342	70
Nisshinbo Holdings Inc.	8,000	70
Toda Corp.	22,000	70

23

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Nippon Kayaku Co. Ltd.	7,000	70
	Kinden Corp.	10,000	69
	Seino Holdings Corp.	10,000	69
	Ebara Corp.	17,000	69
	Itochu Techno-Solutions Corp.	1,500	68
	Takara Holdings Inc.	10,000	68
	Furukawa Electric Co. Ltd.	25,000	68
	Ushio Inc.	5,200	68
	Mabuchi Motor Co. Ltd.	1,600	67
	Hoshizaki Electric Co. Ltd.	2,782	67
	Rengo Co. Ltd.	9,000	66
	Nishi-Nippon Railroad Co. Ltd.	14,000	66
	Senshu Ikeda Holdings Inc.	49,000	65
	Ryohin Keikaku Co. Ltd.	1,200	65
	Nomura Real Estate Holdings Inc.	3,700	65
	Fuji Electric Co. Ltd.	24,000	64
	Rohto Pharmaceutical Co. Ltd.	5,000	64
	Nabtesco Corp.	3,000	64
	Sawai Pharmaceutical Co. Ltd.	600	63
	Shimachu Co. Ltd.	2,800	63
	Kobayashi Pharmaceutical Co. Ltd.	1,200	60
*	Haseko Corp.	83,500	60
	Sumitomo Forestry Co. Ltd.	6,900	60
	Ito En Ltd.	3,300	60
	Sapporo Holdings Ltd.	17,000	59
	Nichirei Corp.	13,000	59
	Capcom Co. Ltd.	2,500	57
	Komeri Co. Ltd.	2,000	56
^	Nippon Sheet Glass Co. Ltd.	42,742	55
	Tosoh Corp.	20,000	55
	Suzuken Co. Ltd.	1,800	54
	Taiyo Yuden Co. Ltd.	5,000	53
	Awa Bank Ltd.	9,000	53
	Sapporo Hokuyo Holdings Inc.	14,900	52
	Sumitomo Bakelite Co. Ltd.	10,000	52
	Shiga Bank Ltd.	9,000	51
	Azbil Corp.	2,400	51
	Glory Ltd.	2,300	49
	Kaneka Corp.	8,000	49
	77 Bank Ltd.	12,000	48
	Kokuyo Co. Ltd.	6,300	47
^	Kakaku.com Inc.	1,492	46
	COMSYS Holdings Corp.	4,500	45
	MISUMI Group Inc.	1,700	40
	Higo Bank Ltd.	7,000	39
	Tokyo Steel Manufacturing Co. Ltd.	4,800	36
	Showa Shell Sekiyu KK	5,600	35
*	SFCG Co. Ltd.	120	—
			129,239
Malaysia (0.6%)
	Malayan Banking Bhd.	303,915	865
	Public Bank Bhd. (Foreign)	185,711	838
	Sime Darby Bhd.	238,600	767
	CIMB Group Holdings Bhd.	295,742	723
	Axiata Group Bhd.	328,566	576
	Genting Bhd.	143,700	490
	DiGi.Com Bhd.	361,800	481
	IOI Corp. Bhd.	252,940	436
	Petronas Chemicals Group Bhd.	170,689	367
	Multi-Purpose Holdings Bhd.	361,700	319
	Berjaya Corp. Bhd.	1,062,000	280
	AMMB Holdings Bhd.	118,900	245
	Maxis Bhd.	119,000	240
	Kuala Lumpur Kepong Bhd.	28,800	225

24

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Dialog Group Bhd.	294,600	219
	Petronas Gas Bhd.	39,100	217
	Genting Malaysia Bhd.	160,700	203
	AirAsia Bhd.	182,000	200
	PPB Group Bhd.	32,700	181
	Tenaga Nasional Bhd.	65,050	138
	YTL Corp. Bhd.	257,500	138
	British American Tobacco Malaysia Bhd.	7,500	138
	Gamuda Bhd.	103,800	122
	IJM Corp. Bhd.	66,860	121
	UMW Holdings Bhd.	46,400	120
	Hong Leong Bank Bhd.	29,400	119
	Petronas Dagangan Bhd.	16,200	104
	Telekom Malaysia Bhd.	49,500	88
	Alliance Financial Group Bhd.	63,600	83
	YTL Power International Bhd.	144,037	82
	Berjaya Sports Toto Bhd.	52,700	75
	Genting Plantations Bhd.	20,100	62
*	Bumi Armada Bhd.	46,600	61
	MMC Corp. Bhd.	68,800	60
*	Kencana Petroleum Bhd.	52,700	57
	SapuraCrest Petroleum Bhd.	33,900	57
	RHB Capital Bhd.	23,300	57
	IGB Corp. Bhd.	59,300	54
	Lafarge Malayan Cement Bhd.	22,500	53
	Parkson Holdings Bhd.	29,000	50
	Media Prima Bhd.	56,300	47
	Kulim Malaysia Bhd.	33,800	47
	Bursa Malaysia Bhd.	21,100	47
*	UEM Land Holdings Bhd.	68,800	46
	DRB-Hicom Bhd.	51,300	43
	Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	42
	Public Bank Bhd. (Local)	1,614	7
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	24,550	5
			9,995
Mexico (0.7%)
	America Movil SAB de CV	2,476,714	3,303
	Grupo Mexico SAB de CV Class B	479,027	1,478
	Wal-Mart de Mexico SAB de CV	419,200	1,199
	Fomento Economico Mexicano SAB de CV	133,971	1,089
	Grupo Televisa SAB	158,200	693
	Grupo Financiero Banorte SAB de CV	140,114	679
*	Cemex SAB de CV	683,800	493
	Industrias Penoles SAB de CV	7,835	366
*	Coca-Cola Femsa SAB de CV	29,900	318
	Grupo Bimbo SAB de CV Class A	119,200	284
	Grupo Elektra SA de CV	3,860	239
	Grupo Modelo SAB de CV	32,400	229
	Grupo Financiero Inbursa SA	101,800	223
	Alfa SAB de CV Class A	15,360	219
	Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	186
*	Minera Frisco SAB de CV	36,063	156
	Compartamos SAB de CV	113,500	138
	Mexichem SAB de CV	36,815	137
	Kimberly-Clark de Mexico SAB de CV Class A	58,200	119
*	Genomma Lab Internacional SAB de CV Class B	65,200	115
	Grupo Carso SAB de CV	31,700	106
	Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	96
*	Cemex SAB de CV ADR	4,338	31
			11,896

25

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Mongolia (0.0%)
*	Mongolian Mining Corp.	68,000	55

Morocco (0.0%)
	Maroc Telecom SA	10,163	155
	Douja Promotion Groupe Addoha SA	6,322	47
			202
Netherlands (0.8%)
	Unilever NV	83,819	2,871
*	ING Groep NV	208,912	1,474
	ASML Holding NV	21,728	1,106
	Koninklijke Philips Electronics NV	53,280	1,060
	Koninklijke Ahold NV	57,319	728
*	Aegon NV	155,504	723
	Akzo Nobel NV	13,276	712
	Koninklijke KPN NV	78,897	708
	Heineken NV	12,836	703
	Koninklijke DSM NV	7,772	446
	Reed Elsevier NV	33,491	395
	Fugro NV	4,050	296
	Heineken Holding NV	5,692	264
	Wolters Kluwer NV	14,756	255
	Nutreco NV	3,430	249
	Randstad Holding NV	7,165	248
	TNT Express NV	19,925	242
*	AerCap Holdings NV	20,800	241
	Eurocommercial Properties NV	6,705	235
	Wereldhave NV	3,024	213
	Aalberts Industries NV	11,049	212
	Corio NV	4,496	201
	Imtech NV	6,822	193
	ASM International NV	4,505	160
	SBM Offshore NV	8,679	158
	Delta Lloyd NV	9,104	154
	Koninklijke Vopak NV	2,347	151
	Koninklijke Boskalis Westminster NV	4,074	149
*	NXP Semiconductor NV	5,100	132
	CSM	8,640	122
	PostNL NV	21,098	92
*	Yandex NV Class A	3,000	71
			14,964
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	127,699	274
	SKYCITY Entertainment Group Ltd.	62,137	195
	Fletcher Building Ltd.	33,929	173
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	110
	Auckland International Airport Ltd.	49,663	103
	Contact Energy Ltd.	20,633	82
*	Chorus Ltd.	19,522	54
			991
Norway (0.4%)
	Statoil ASA	66,638	1,788
	Telenor ASA	39,781	731
	Seadrill Ltd.	18,602	721
^	DNB ASA	66,881	721
	Yara International ASA	12,481	612
*	Subsea 7 SA	21,847	566
	Orkla ASA	46,126	339
	Schibsted ASA	8,485	324
	ProSafe SE	29,784	233
*	Petroleum Geo-Services ASA	15,290	231
	TGS Nopec Geophysical Co. ASA	7,210	209
	Storebrand ASA	43,997	198
^	Statoil Fuel & Retail ASA	21,830	196

26

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Norsk Hydro ASA	39,531	193
Aker Solutions ASA	10,413	177
^ Tomra Systems ASA	17,994	140
Marine Harvest ASA	235,229	121
Gjensidige Forsikring ASA	10,295	116
Kongsberg Gruppen AS	5,233	101
* DNO International ASA	62,230	99
* Algeta ASA	3,980	94
		7,910
Panama (0.0%)
Copa Holdings SA Class A	2,600	211

Peru (0.1%)
Cia de Minas Buenaventura SA ADR	15,693	648
Southern Copper Corp.	13,069	430
Credicorp Ltd.	2,800	366
Volcan Cia Minera SAA Class B	97,133	117
		1,561
Philippines (0.1%)
DMCI Holdings Inc.	163,800	231
Alliance Global Group Inc.	742,000	216
Metro Pacific Investments Corp.	1,962,000	208
Energy Development Corp.	1,362,900	190
SM Investments Corp.	10,589	175
Semirara Mining Corp. Class A	29,190	174
Aboitiz Equity Ventures Inc.	120,640	145
Ayala Land Inc.	273,700	138
Universal Robina Corp.	87,240	134
International Container Terminal Services Inc.	77,100	124
Philippine Long Distance Telephone Co.	1,950	119
Bank of the Philippine Islands	65,738	114
Aboitiz Power Corp.	127,720	103
Philex Mining Corp.	157,700	93
SM Prime Holdings Inc.	225,000	89
Ayala Corp.	7,200	73
Metropolitan Bank & Trust	30,377	65
Vista Land & Lifescapes Inc.	351,000	36
First Philippine Holdings Corp.	22,360	34
Filinvest Land Inc.	780,000	25
* First Gen Corp.	54,600	18
Manila Water Co. Inc.	29,900	18
		2,522
Poland (0.1%)
KGHM Polska Miedz SA	10,455	462
Powszechny Zaklad Ubezpieczen SA	3,814	386
Powszechna Kasa Oszczednosci Bank Polski SA	30,146	323
Bank Pekao SA	4,719	223
Synthos SA	108,677	210
* Polski Koncern Naftowy Orlen SA	15,849	185
Telekomunikacja Polska SA	32,995	173
PGE SA	28,757	172
* Kernel Holding SA	7,186	159
Asseco Poland SA	9,655	144
Tauron Polska Energia SA	71,228	106
Polskie Gornictwo Naftowe i Gazownictwo SA	62,724	81
ING Bank Slaski SA	1,926	49
Enea SA	6,122	32
		2,705
Portugal (0.1%)
EDP - Energias de Portugal SA	148,488	425
Jeronimo Martins SGPS SA	12,845	240
Portugal Telecom SGPS SA	38,810	209
Galp Energia SGPS SA Class B	12,291	193
* Banco Espirito Santo SA	95,375	81

27

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Brisa Auto-Estradas de Portugal SA	22,477	79
*	EDP Renovaveis SA	16,165	69
	Cimpor Cimentos de Portugal SGPS SA	9,189	67
*	Banco Comercial Portugues SA	355,327	50
			1,413
Russia (0.7%)
	Lukoil OAO ADR	40,022	2,462
	Gazprom OAO ADR	160,412	1,858
	Sberbank of Russia	440,369	1,414
	Gazprom OAO	164,357	947
	Rosneft Oil Co. GDR	127,224	911
	Surgutneftegas OJSC ADR	73,807	739
	Tatneft ADR	15,900	590
	NovaTek OAO	45,005	580
	Uralkali OJSC	62,019	468
	MMC Norilsk Nickel OJSC ADR	23,169	412
	Mobile Telesystems OJSC	49,242	391
	Rostelecom OJSC	76,503	356
	VTB Bank OJSC GDR	63,801	268
	AK Transneft OAO Prior Pfd.	112	210
	Federal Hydrogenerating Co. JSC	5,735,242	203
*	IDGC Holding JSC	1,756,655	161
	Sberbank of Russia ADR	11,810	153
	Severstal OAO	9,297	127
	Federal Grid Co. Unified Energy System JSC	13,443,105	123
*	E.ON Russia JSC	975,900	88
	Raspadskaya OAO	23,201	77
	Novolipetsk Steel OJSC	31,469	68
	Inter Rao Ues OAO	38,841,200	36
	Magnitogorsk Iron & Steel Works	71,731	30
	TMK OAO	8,946	28
	Mosenergo OAO	410,351	25
	Rosneft Oil Co.	3,288	24
			12,749
Singapore (0.7%)
	Singapore Telecommunications Ltd.	394,000	991
	DBS Group Holdings Ltd.	80,000	899
	United Overseas Bank Ltd.	55,000	853
	Oversea-Chinese Banking Corp. Ltd.	118,000	852
	Fraser and Neave Ltd.	147,864	839
	Keppel Corp. Ltd.	75,313	670
	Suntec REIT	514,000	543
	Wilmar International Ltd.	131,173	514
	Mapletree Logistics Trust	540,000	427
*	Genting Singapore plc	300,000	418
	CapitaLand Ltd.	160,500	379
	Noble Group Ltd.	345,272	328
	Singapore Exchange Ltd.	59,311	320
	City Developments Ltd.	35,000	286
	Singapore Airlines Ltd.	32,134	277
	Jardine Cycle & Carriage Ltd.	7,000	266
	Golden Agri-Resources Ltd.	430,831	255
	Singapore Press Holdings Ltd.	79,000	253
	SATS Ltd.	99,000	208
*	Biosensors International Group Ltd.	176,000	189
	Frasers Commercial Trust	252,000	187
	SembCorp Industries Ltd.	44,231	180
	Venture Corp. Ltd.	25,500	177
	Singapore Technologies Engineering Ltd.	70,000	170
	SembCorp Marine Ltd.	41,389	169
	CapitaMall Trust	116,600	169
^,*	LionGold Corp. Ltd.	198,000	165
	Sakari Resources Ltd.	99,000	157
	Ascendas REIT	93,000	156

28

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Cityspring Infrastructure Trust	486,000	155
Ascott Residence Trust	162,000	146
Olam International Ltd.	78,545	143
Cambridge Industrial Trust	306,000	134
ComfortDelGro Corp. Ltd.	105,000	130
CapitaCommercial Trust	102,810	107
Keppel Land Ltd.	35,600	91
Yangzijiang Shipbuilding Holdings Ltd.	91,036	86
UOL Group Ltd.	22,000	80
CapitaMalls Asia Ltd.	64,000	79
AIMS AMP Capital Industrial REIT	65,000	63
Cache Logistics Trust	65,000	54
StarHub Ltd.	21,000	54
Singapore Post Ltd.	42,000	35
Tat Hong Holdings Ltd.	39,000	33
Keppel Telecommunications & Transportation Ltd.	26,000	24
* Synear Food Holdings Ltd.	143,000	14
First Ship Lease Trust	78,000	12
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	3
		12,740
South Africa (1.0%)
MTN Group Ltd.	93,319	1,632
Sasol Ltd.	34,148	1,624
Naspers Ltd.	19,985	1,206
Standard Bank Group Ltd.	72,956	1,078
Impala Platinum Holdings Ltd.	36,069	704
AngloGold Ashanti Ltd.	19,490	668
Gold Fields Ltd.	48,336	619
FirstRand Ltd.	184,564	600
Shoprite Holdings Ltd.	31,182	539
Sanlam Ltd.	104,150	449
Barloworld Ltd.	34,201	431
Remgro Ltd.	22,238	377
* Brait SE	118,246	371
Mondi Ltd.	40,113	370
Bidvest Group Ltd.	15,516	367
Steinhoff International Holdings Ltd.	94,984	347
ABSA Group Ltd.	14,723	303
Kumba Iron Ore Ltd.	4,249	301
Nedbank Group Ltd.	12,778	279
Woolworths Holdings Ltd.	42,011	263
Aspen Pharmacare Holdings Ltd.	15,988	258
Tiger Brands Ltd.	7,036	258
Anglo American Platinum Ltd.	3,894	253
Vodacom Group Ltd.	17,759	247
Truworths International Ltd.	22,705	243
RMB Holdings Ltd.	52,311	226
Imperial Holdings Ltd.	10,390	226
Growthpoint Properties Ltd.	82,596	223
Harmony Gold Mining Co. Ltd.	22,866	222
Foschini Group Ltd.	12,603	209
African Bank Investments Ltd.	39,732	199
MMI Holdings Ltd.	87,944	198
Clicks Group Ltd.	31,738	191
Mr Price Group Ltd.	12,558	170
Lewis Group Ltd.	17,093	166
Life Healthcare Group Holdings Ltd.	43,856	152
Exxaro Resources Ltd.	5,423	145
City Lodge Hotels Ltd.	13,176	144
Spar Group Ltd.	8,795	138
Netcare Ltd.	71,041	128
Mpact Ltd.	55,494	122
Aveng Ltd.	23,619	121
Massmart Holdings Ltd.	5,422	117

29

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Vukile Property Fund Ltd.	57,708	116
	Pretoria Portland Cement Co. Ltd.	28,961	116
	Aquarius Platinum Ltd.	51,167	108
	Nampak Ltd.	37,138	107
	AVI Ltd.	17,248	107
	African Rainbow Minerals Ltd.	4,170	97
*	Sappi Ltd.	26,807	97
	Discovery Holdings Ltd.	12,990	86
	Mediclinic International Ltd.	16,738	85
	Capital Property Fund	70,278	84
	Liberty Holdings Ltd.	7,250	82
	Reunert Ltd.	8,701	81
	Investec Ltd.	13,480	77
	Pick n Pay Stores Ltd.	13,309	77
	Northam Platinum Ltd.	16,296	70
	Telkom SA Ltd.	22,107	68
	Aeci Ltd.	5,872	67
	Pick'n Pay Holdings Ltd.	26,672	67
	Tongaat Hulett Ltd.	4,835	65
	Adcock Ingram Holdings Ltd.	7,708	60
	ArcelorMittal South Africa Ltd.	6,579	50
	Astral Foods Ltd.	3,140	50
	Sun International Ltd.	4,518	48
	JD Group Ltd.	6,633	41
*	Royal Bafokeng Platinum Ltd.	3,464	27
	Emira Property Fund	9,139	15
	SA Corporate Real Estate Fund Nominees Pty Ltd.	31,889	14
			18,846
South Korea (2.2%)
1	Samsung Electronics Co. Ltd. GDR	17,186	10,488
	POSCO ADR	27,000	2,248
	Hyundai Motor Co.	8,130	1,919
	Shinhan Financial Group Co. Ltd. ADR	25,009	1,739
	KB Financial Group Inc. ADR	31,604	1,072
	Kia Motors Corp.	14,241	1,045
	Hyundai Mobis	3,493	944
	Hyundai Heavy Industries Co. Ltd.	2,875	714
	SK Hynix Inc.	26,210	646
	Samsung C&T Corp.	8,769	593
	LG Chem Ltd.	2,304	576
	NHN Corp.	2,285	517
	SK Innovation Co. Ltd.	3,035	420
	Samsung Heavy Industries Co. Ltd.	11,300	413
	Hana Financial Group Inc.	12,090	412
	Samsung Fire & Marine Insurance Co. Ltd.	2,066	394
^	LG Electronics Inc.	5,865	362
	S-Oil Corp.	4,064	348
	SK Telecom Co. Ltd. ADR	24,893	337
	Samsung Engineering Co. Ltd.	1,692	320
	LG Household & Health Care Ltd.	607	318
	LG Display Co. Ltd.	13,260	293
	Samsung Electro-Mechanics Co. Ltd.	2,915	280
	KT Corp.	10,809	280
	Samsung Techwin Co. Ltd.	4,554	277
1	Samsung Life Insurance Co. Ltd.	3,123	276
	Hyundai Engineering & Construction Co. Ltd.	4,199	264
	Samsung SDI Co. Ltd.	1,754	251
*	Korea Electric Power Corp.	12,940	248
	E-Mart Co. Ltd.	1,033	245
	Macquarie Korea Infrastructure Fund	50,030	245
	KT&G Corp.	3,566	245
	Orion Corp.	308	244
	Hankook Tire Co. Ltd.	5,640	238
	Korea Zinc Co. Ltd.	719	232

30

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	NCSoft Corp.	860	222
	Cheil Industries Inc.	2,571	219
	LG Corp.	4,303	218
^	OCI Co. Ltd.	1,142	215
	Woori Finance Holdings Co. Ltd.	20,480	214
	SK Telecom Co. Ltd.	1,752	210
	Amorepacific Corp.	217	208
	Hotel Shilla Co. Ltd.	4,390	205
	Honam Petrochemical Corp.	811	194
	SK Holdings Co. Ltd.	1,769	188
	Taekwang Industrial Co. Ltd.	199	181
	Hyundai Steel Co.	2,044	177
	Kangwon Land Inc.	8,250	177
	Mando Corp.	1,061	169
	LG International Corp.	3,990	163
	Samsung Securities Co. Ltd.	3,698	163
	Daelim Industrial Co. Ltd.	1,733	160
	CJ CheilJedang Corp.	481	159
	Daewoo Securities Co. Ltd.	15,611	157
	Hyundai Department Store Co. Ltd.	1,104	155
	Doosan Corp.	1,259	153
	Hyundai Hysco Co. Ltd.	4,320	152
	SK Chemicals Co. Ltd.	2,877	143
	Dongbu Insurance Co. Ltd.	3,520	140
	GS Engineering & Construction Corp.	1,852	137
	Lotte Shopping Co. Ltd.	432	134
	Seah Besteel Corp.	3,350	133
	Hyundai Marine & Fire Insurance Co. Ltd.	5,200	133
	Woongjin Coway Co. Ltd.	4,010	128
*	Taihan Electric Wire Co. Ltd.	44,560	122
^	Celltrion Inc.	4,298	121
	GS Holdings	2,210	115
	Samsung Electronics Co. Ltd.	93	114
	Korean Reinsurance Co.	8,965	108
	LS Corp.	1,593	106
	Doosan Heavy Industries & Construction Co. Ltd.	2,251	106
	Korea Exchange Bank	13,940	105
	Poongsan Corp.	3,950	104
	AMOREPACIFIC Group	409	103
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	101
	Dongkuk Steel Mill Co. Ltd.	6,470	100
	Kumho Petro chemical Co. Ltd.	1,046	98
	Korea Investment Holdings Co. Ltd.	2,800	96
	LG Fashion Corp.	2,820	94
	Hanwha Corp.	3,610	92
	BS Financial Group Inc.	8,980	92
	Industrial Bank of Korea	8,280	91
	Hyosung Corp.	1,749	89
	Hyundai Merchant Marine Co. Ltd.	3,431	87
	Korea Life Insurance Co. Ltd.	14,380	87
	SK C&C Co. Ltd.	1,040	86
	Cheil Worldwide Inc.	4,925	85
*	Doosan Infracore Co. Ltd.	4,540	84
	SFA Engineering Corp.	1,773	84
	Shinsegae Co. Ltd.	381	83
	Kolon Industries Inc.	1,501	83
	Hanjin Shipping Co. Ltd.	6,025	82
	DGB Financial Group Inc.	7,040	82
	STX Pan Ocean Co. Ltd.	15,030	78
	Mirae Asset Securities Co. Ltd.	2,540	77
	S1 Corp.	1,520	76
	Lotte Confectionery Co. Ltd.	49	74
	Woori Investment & Securities Co. Ltd.	7,482	73
	Hyundai Securities Co. Ltd.	8,830	72

31

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hyundai Mipo Dockyard	669	72
	Hyundai Development Co.	3,350	70
	Korean Air Lines Co. Ltd.	1,778	70
	Hyundai Glovis Co. Ltd.	355	69
	Daewoo International Corp.	2,399	69
	KCC Corp.	267	68
	Hanwha Chem Corp.	3,460	68
	LG Uplus Corp.	13,460	66
	Hanjin Shipping Holdings Co. Ltd.	10,320	65
	LG Innotek Co. Ltd.	895	64
*	Dongbu HiTek Co. Ltd.	9,040	64
	Hyundai Elevator Co. Ltd.	708	63
	Daum Communications Corp.	630	59
*	Ssangyong Motor Co.	10,890	58
	Yuhan Corp.	622	58
	Samsung Card Co. Ltd.	1,892	58
	Samsung Fine Chemicals Co. Ltd.	1,100	53
	NongShim Co. Ltd.	261	52
	CJ O Shopping Co. Ltd.	311	49
	Lotte Chilsung Beverage Co. Ltd.	42	47
*	Daewoo Engineering & Construction Co. Ltd.	5,350	44
	CJ Corp.	601	41
*	Hyundai Securities Co. Ltd. Prior Pfd.	3,554	27
			39,054
Spain (0.9%)
	Telefonica SA	232,108	3,389
	Banco Santander SA	463,762	2,912
	Banco Bilbao Vizcaya Argentaria SA	291,950	1,976
	Inditex SA	12,914	1,164
	Repsol YPF SA	56,500	1,086
	Iberdrola SA	232,181	1,082
	Amadeus IT Holding SA	18,282	374
	Ferrovial SA	27,950	312
	Abertis Infraestructuras SA	19,525	302
	Gas Natural SDG SA	20,394	284
*	Grifols SA	11,187	282
^	Banco de Sabadell SA	114,347	271
	Acerinox SA	18,830	230
^	ACS Actividades de Construccion y Servicios SA	12,264	225
	Viscofan SA	4,624	209
^	Banco Popular Espanol SA	65,397	209
^	CaixaBank	57,171	197
	Obrascon Huarte Lain SA	7,021	178
	Ebro Foods SA	9,535	169
	Construcciones y Auxiliar de Ferrocarriles SA	305	163
	Enagas SA	9,208	162
*	Distribuidora Internacional de Alimentacion SA	33,564	161
^	Banco Espanol de Credito SA	41,090	154
	Prosegur Cia de Seguridad SA	2,619	150
	Mapfre SA	45,955	133
	Bolsas y Mercados Espanoles SA	5,285	124
	Red Electrica Corp. SA	2,458	107
	Zardoya Otis SA	8,308	102
	Abengoa SA	5,630	86
	Bankinter SA	19,240	86
	Acciona SA	1,341	83
	Endesa SA	4,566	82
^	Gamesa Corp. Tecnologica SA	29,281	80
	Indra Sistemas SA	7,342	76
	Corp Financiera Alba	1,675	65
	Fomento de Construcciones y Contratas SA	2,553	44
			16,709
Sweden (1.1%)
	Nordea Bank AB	200,989	1,779

32

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Telefonaktiebolaget LM Ericsson Class B	155,440	1,541
	Volvo AB Class B	86,403	1,199
^	Sandvik AB	68,836	1,088
	Hennes & Mauritz AB Class B	26,763	918
	Svenska Handelsbanken AB Class A	27,765	899
	Swedbank AB Class A	48,366	798
	Scania AB Class B	35,231	720
	Skandinaviska Enskilda Banken AB Class A	104,798	706
	TeliaSonera AB	91,249	608
	Boliden AB	37,127	597
^	SKF AB	24,898	590
^	Atlas Copco AB Class A	24,207	576
^	Atlas Copco AB Class B	25,220	530
^	Assa Abloy AB Class B	17,424	507
	Svenska Cellulosa AB Class B	28,276	448
^	Swedish Match AB	10,346	421
	Electrolux AB Class B	18,735	418
^	Investor AB Class B	20,673	412
	Tele2 AB	20,144	383
^	Skanska AB Class B	19,565	319
^	Alfa Laval AB	15,972	319
	Getinge AB	11,221	301
	Volvo AB Class A	21,356	296
	Hufvudstaden AB Class A	26,208	282
^	Wallenstam AB	27,091	270
	Hexagon AB Class B	13,042	264
^	Trelleborg AB Class B	22,507	258
*	Lundin Petroleum AB	12,224	243
	Castellum AB	19,036	241
	Investment AB Kinnevik	11,653	237
	Fabege AB	27,387	231
	NCC AB Class B	11,503	226
	SSAB AB Class A	20,338	207
^	Ratos AB	16,909	198
	Modern Times Group AB Class B	3,926	191
	Industrivarden AB	11,808	181
	Elekta AB Class B	3,475	176
	Husqvarna AB	30,089	173
	BE Group AB	46,170	163
	SSAB AB Class B	16,740	148
	Meda AB Class A	14,902	147
	Securitas AB Class B	16,049	147
	Industrivarden AB Class A	7,976	128
	Nibe Industrier AB Class B	5,534	87
	Holmen AB	3,229	86
			20,657
Switzerland (2.8%)
	Nestle SA	178,555	10,943
	Novartis AG	126,729	6,997
	Roche Holding AG	35,814	6,545
*	UBS AG	198,878	2,484
	ABB Ltd.	117,583	2,143
	Zurich Insurance Group AG	7,333	1,797
	Syngenta AG	4,948	1,735
	Cie Financiere Richemont SA	27,510	1,703
	Credit Suisse Group AG	64,590	1,545
	Swiss Re AG	23,979	1,506
	Swatch Group AG (Bearer)	2,195	1,014
	Holcim Ltd.	15,088	941
	SGS SA	259	501
	Givaudan SA	482	468
	Geberit AG	2,057	435
	Swisscom AG	1,078	401
	Julius Baer Group Ltd.	10,294	395

33

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Kuehne & Nagel International AG	2,974	362
	Adecco SA	6,903	337
^,*	BB Biotech AG	3,625	300
	Allreal Holding AG	1,779	279
1	Synthes Inc.	1,604	277
	Lindt & Spruengli AG Regular	7	274
	Sonova Holding AG	2,435	269
	Mobimo Holding AG	1,069	260
	Sulzer AG	1,764	254
	Galenica AG	352	240
	Georg Fischer AG	527	234
	Helvetia Holding AG	641	230
	Forbo Holding AG	312	226
	Aryzta AG	4,378	220
*	Dufry AG	1,598	217
*	Swisscanto CH Real Estate Fund Ifca	1,659	215
	PSP Swiss Property AG	2,382	214
	Actelion Ltd.	5,024	213
	Swatch Group AG (Registered)	2,637	211
	OC Oerlikon Corp. AG	20,163	199
	Bucher Industries AG	989	196
*	Clariant AG	15,224	194
	Baloise Holding AG	2,470	191
	Schroder ImmoPLUS	153	189
	Transocean Ltd.	3,614	181
	EMS-Chemie Holding AG	903	178
	Swiss Prime Site AG	2,099	175
	Swiss Life Holding AG	1,585	162
	Partners Group Holding AG	836	159
	Kaba Holding AG Class B	398	156
	Lindt & Spruengli AG	47	153
	Valiant Holding	1,213	147
^,*	Logitech International SA	14,375	147
*	Panalpina Welttransport Holding AG	1,420	139
	Flughafen Zuerich AG	364	136
	GAM Holding AG	10,209	131
	Pargesa Holding SA	1,930	129
	Sika AG	60	127
	Schindler Holding AG	949	123
	Lonza Group AG	2,682	121
	Straumann Holding AG	697	116
	Barry Callebaut AG	106	102
	Banque Cantonale Vaudoise	177	100
	Schindler Holding AG (Registered)	714	91
	Nobel Biocare Holding AG	6,490	80
*	Bank Sarasin & Cie AG Class B	2,526	78
*	Kudelski SA	6,259	46
*	BKW SA	807	31
			50,362
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	323,312	5,037
	Hon Hai Precision Industry Co. Ltd.	517,671	1,628
	Chunghwa Telecom Co. Ltd. ADR	46,876	1,452
	Advanced Semiconductor Engineering Inc. ADR	202,017	1,024
	Formosa Chemicals & Fibre Corp.	302,130	872
	Formosa Plastics Corp.	292,840	828
	Nan Ya Plastics Corp.	369,330	758
	Cathay Financial Holding Co. Ltd.	685,804	721
	HTC Corp.	47,491	713
	Chinatrust Financial Holding Co. Ltd.	1,026,026	650
	Fubon Financial Holding Co. Ltd.	613,256	635
	United Microelectronics Corp.	1,180,180	617
	Highwealth Construction Corp.	329,000	549
	China Steel Corp.	550,366	546

34

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Delta Electronics Inc.	184,641	545
	MediaTek Inc.	62,118	535
	Siliconware Precision Industries Co.	359,030	423
	Asustek Computer Inc.	39,169	394
	Quanta Computer Inc.	143,450	375
	AU Optronics Corp. ADR	79,118	355
	Uni-President Enterprises Corp.	229,144	355
	Mega Financial Holding Co. Ltd.	423,300	333
	TSRC Corp.	135,000	325
	Clevo Co.	194,000	301
	WPG Holdings Ltd.	218,000	296
	Formosa Petrochemical Corp.	95,140	295
	Taiwan Mobile Co. Ltd.	82,800	267
	Simplo Technology Co. Ltd.	34,000	259
	Compal Electronics Inc.	224,323	257
*	Yuanta Financial Holding Co. Ltd.	503,990	240
	Cheng Shin Rubber Industry Co. Ltd.	94,950	235
	AU Optronics Corp.	520,000	234
	Catcher Technology Co. Ltd.	36,310	231
	Taiwan Cement Corp.	188,210	223
	Far Eastern New Century Corp.	190,643	214
	Powertech Technology Inc.	126,000	214
	Tripod Technology Corp.	73,000	214
	President Chain Store Corp.	38,952	208
	Phison Electronics Corp.	29,000	205
	Foxconn Technology Co. Ltd.	56,922	199
	Ruentex Industries Ltd.	108,000	187
	Far Eastern Department Stores Co. Ltd.	174,000	186
	Synnex Technology International Corp.	79,189	185
	First Financial Holding Co. Ltd.	290,674	173
	China Life Insurance Co. Ltd.	195,000	173
	Far EasTone Telecommunications Co. Ltd.	79,000	171
	Nan Kang Rubber Tire Co. Ltd.	117,000	171
	Hua Nan Financial Holdings Co. Ltd.	299,582	165
	China Petrochemical Development Corp.	162,000	163
	MStar Semiconductor Inc.	27,522	163
	Radiant Opto-Electronics Corp.	38,000	159
	Acer Inc.	134,583	153
*	Chimei Innolux Corp.	369,294	152
	Hiwin Technologies Corp.	16,000	150
	Asia Cement Corp.	122,580	147
	China Development Financial Holding Corp.	578,752	146
*	Taiwan Cooperative Financial Holding	236,581	145
	Wistron Corp.	96,063	143
	Lite-On Technology Corp.	115,244	140
	Taishin Financial Holding Co. Ltd.	335,478	129
	SinoPac Financial Holdings Co. Ltd.	368,179	125
	Pegatron Corp.	84,954	122
*	TPK Holding Co. Ltd.	10,000	122
	Pou Chen Corp.	140,524	120
	Inventec Corp.	305,850	117
	Wintek Corp.	175,000	113
	Chang Hwa Commercial Bank	196,200	108
	Epistar Corp.	43,000	104
	Yulon Motor Co. Ltd.	61,000	97
	Taiwan Fertilizer Co. Ltd.	39,000	93
	Unimicron Technology Corp.	80,000	90
	E Ink Holdings Inc.	79,000	86
	Waterland Financial Holdings Co. Ltd.	249,164	85
	E.Sun Financial Holding Co. Ltd.	159,130	84
*	Shin Kong Financial Holding Co. Ltd.	283,339	84
	KGI Securities Co. Ltd.	181,524	83
	Advantech Co. Ltd.	24,216	82
	Teco Electric and Machinery Co. Ltd.	109,000	80

35

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Taiwan Glass Industry Corp.	79,765	79
	Largan Precision Co. Ltd.	5,020	79
*	Inotera Memories Inc.	295,000	77
	Novatek Microelectronics Corp.	23,025	69
*	Hotai Motor Co. Ltd.	10,000	63
	Chicony Electronics Co. Ltd.	32,145	62
	Giant Manufacturing Co. Ltd.	11,881	59
	Walsin Lihwa Corp.	204,000	59
	Macronix International	176,721	58
	Formosa Taffeta Co. Ltd.	60,000	57
	Advanced Semiconductor Engineering Inc.	54,097	54
	Genius Electronic Optical Co. Ltd.	8,000	54
	Eva Airways Corp.	83,323	50
*	Taiwan Business Bank	128,242	39
*	Tatung Co. Ltd. GDR	621	3
			29,620
Thailand (0.4%)
	Electricity Generating PCL (Foreign)	194,600	620
	Siam Makro PCL (Foreign)	43,800	544
	Advanced Info Service PCL (Foreign)	59,100	352
	PTT PCL (Foreign)	30,300	346
	Central Pattana PCL	201,400	328
	Siam Commercial Bank PCL (Foreign)	64,700	325
	Kasikornbank PCL (Foreign)	57,600	304
	CP ALL PCL (Foreign)	116,500	289
	PTT Exploration & Production PCL (Foreign)	42,000	242
	BEC World PCL (Foreign)	125,200	209
	Airports of Thailand PCL (Foreign)	102,800	207
	Thai Union Frozen Products PCL (Foreign)	84,350	200
*	Regional Container Lines PCL	669,600	193
	Bank of Ayudhya PCL (Foreign)	208,000	191
	Big C Supercenter PCL	27,900	172
	IRPC PCL (Foreign)	1,079,400	153
	PTT Global Chemical PCL	69,515	152
	Siam Cement PCL (Foreign)	10,600	144
	Bangkok Bank PCL (Foreign)	21,698	137
	Thoresen Thai Agencies PCL	215,000	134
	Thai Oil PCL (Foreign)	55,800	122
	TMB Bank PCL	2,050,600	113
*	PTT Exploration and Production PCL (Local)	19,200	111
*	CP ALL PCL (Local)	43,200	107
	Banpu PCL	5,600	101
	Thai Airways International PCL (Foreign)	104,374	91
*	Siam Commercial Bank PCL (Local)	17,800	89
	Krung Thai Bank PCL (Foreign)	135,700	79
*	Krung Thai Bank PCL	98,200	57
*	Total Access Communication PCL (Local)	17,600	47
*	TMB Bank PCL	851,700	47
*	Samart Corp. PCL	131,300	41
	Siam City Cement PCL (Foreign)	3,800	41
	Total Access Communication PCL (Foreign)	13,700	37
*	Thai Stanley Electric PCL	5,200	32
*	Thaicom PCL	41,600	21
*	Thai Oil PCL	9,300	20
*	IRPC PCL	129,200	18
*	CalComp Electronics Thailand PCL	193,700	18
*	Thoresen Thai Agencies PCL	28,800	18
*	Bangkok Expressway PCL	23,400	18
*	Thai Vegetable Oil PCL	21,600	16
*	Precious Shipping PCL	24,700	13
*	Thai Union Frozen Products PCL (Foreign) Rights Exp. 05/18/2012	16,870	13
	Delta Electronics Thai PCL (Foreign)	14,200	11
			6,523

36

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Turkey (0.2%)
	Haci Omer Sabanci Holding AS (Bearer)	140,690	585
*	Turkcell Iletisim Hizmetleri AS	98,262	489
*	Turkiye Garanti Bankasi AS	63,566	234
	Akbank TAS	61,198	227
	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	210
	Ulker Biskuvi Sanayi AS	68,054	206
	KOC Holding AS	51,241	190
	Turkiye Is Bankasi	72,489	166
	Is Gayrimenkul Yatirim Ortakligi AS	244,800	163
	Coca-Cola Icecek AS	10,490	148
	BIM Birlesik Magazalar AS	3,484	145
*	Vestel Elektronik Sanayi ve Ticaret AS	107,997	133
*	Aksigorta AS	122,256	131
	Turkiye Halk Bankasi AS	18,528	130
	Eregli Demir ve Celik Fabrikalari TAS	86,767	120
	Turk Telekomunikasyon AS	26,366	116
	Tupras Turkiye Petrol Rafinerileri AS	4,598	96
*	Yapi ve Kredi Bankasi AS	43,504	81
	Turkiye Vakiflar Bankasi Tao	38,230	69
*	Turk Hava Yollari	42,344	65
	Enka Insaat ve Sanayi AS	18,081	57
	Aygaz AS	12,065	56
*	Zorlu Enerji Elektrik Uretim AS	17,576	16
			3,833
United Kingdom (8.0%)
	HSBC Holdings plc	961,987	8,684
	Royal Dutch Shell plc Class A	209,035	7,455
	Vodafone Group plc	2,644,922	7,321
	BP plc	1,011,623	7,308
	GlaxoSmithKline plc	268,494	6,203
	British American Tobacco plc	102,643	5,265
	Royal Dutch Shell plc Class B	143,461	5,250
	BG Group plc	187,557	4,425
	Rio Tinto plc	74,477	4,175
	BHP Billiton plc	111,903	3,602
	Standard Chartered plc	135,022	3,301
	Diageo plc	126,117	3,181
	AstraZeneca plc	68,072	2,983
	Anglo American plc	68,933	2,664
	SABMiller plc	59,069	2,483
	Unilever plc	68,021	2,324
	Barclays plc	636,011	2,252
	Xstrata plc	115,472	2,218
	Imperial Tobacco Group plc	53,304	2,132
	TESCO plc	407,802	2,101
	Reckitt Benckiser Group plc	35,531	2,068
	National Grid plc	189,217	2,043
	Prudential plc	132,080	1,619
	BT Group plc	427,348	1,462
	Tullow Oil plc	55,668	1,389
	Centrica plc	261,993	1,304
	Rolls-Royce Holdings plc	94,569	1,264
	IMI plc	69,480	1,116
*	Lloyds Banking Group plc	2,195,475	1,102
	Reed Elsevier plc	104,594	866
	SSE plc	39,069	838
	Shire plc	25,319	825
	Aviva plc	161,926	810
	Compass Group plc	75,967	794
	WPP plc	56,744	768
	BAE Systems plc	156,567	750
	British Sky Broadcasting Group plc	64,426	709
	Experian plc	44,048	696

37

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Pearson plc	35,336	666
Fresnillo plc	24,460	623
Burberry Group plc	25,559	616
Legal & General Group plc	308,875	590
* Old Mutual plc	243,159	584
ARM Holdings plc	67,619	572
Kingfisher plc	116,734	551
WM Morrison Supermarkets plc	115,734	527
Glencore International plc	73,798	511
Land Securities Group plc	42,782	505
Wolseley plc	13,026	496
Next plc	10,130	482
Marks & Spencer Group plc	79,010	458
Aggreko plc	12,277	449
J Sainsbury plc	89,447	447
Smith & Nephew plc	43,272	426
Johnson Matthey plc	10,804	406
InterContinental Hotels Group plc	17,005	405
Randgold Resources Ltd.	4,559	405
Weir Group plc	14,374	398
Aberdeen Asset Management plc	85,032	391
Standard Life plc	105,576	383
Antofagasta plc	19,828	382
* Royal Bank of Scotland Group plc	950,157	375
International Power plc	54,545	369
British Land Co. plc	46,198	367
Petrofac Ltd.	12,790	361
Carnival plc	10,675	347
Severn Trent plc	12,225	335
Smiths Group plc	19,300	335
Intertek Group plc	8,170	334
Capita plc	30,381	327
AMEC plc	17,155	317
RSA Insurance Group plc	185,170	316
G4S plc	69,575	316
Associated British Foods plc	15,455	306
Rexam plc	43,664	305
Travis Perkins plc	17,796	304
Sage Group plc	64,654	300
Informa plc	43,540	293
Bunzl plc	17,400	289
Mondi plc	31,077	289
United Utilities Group plc	28,733	288
Whitbread plc	9,006	282
ITV plc	205,383	279
Greene King plc	33,392	277
Tate & Lyle plc	23,926	268
UBM plc	27,705	265
Meggitt plc	39,948	265
GKN plc	79,775	264
Resolution Ltd.	71,913	261
Cairn Energy plc	46,026	258
Hammerson plc	37,123	252
Croda International plc	6,845	248
John Wood Group plc	19,067	242
Capital & Counties Properties plc	71,380	231
Britvic plc	37,092	230
Spirax-Sarco Engineering plc	6,007	225
Cookson Group plc	18,956	223
Lonmin plc	12,989	220
Close Brothers Group plc	18,314	219
Victrex plc	9,047	213
Cobham plc	57,977	213
Millennium & Copthorne Hotels plc	26,820	211

38

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Spirent Communications plc	76,600	211
	Ultra Electronics Holdings plc	7,724	211
	Spectris plc	6,777	207
	Electrocomponents plc	55,859	207
	Provident Financial plc	10,986	206
	Serco Group plc	23,325	206
	Halma plc	31,221	205
	Taylor Wimpey plc	247,826	202
	Schroders plc (Voting Shares)	8,649	199
	Balfour Beatty plc	46,565	197
	ICAP plc	31,861	196
	Admiral Group plc	9,941	195
	Man Group plc	115,949	195
	Genus plc	8,465	194
	Persimmon plc	18,990	194
	Intermediate Capital Group plc	45,723	191
	London Stock Exchange Group plc	10,517	186
	Pennon Group plc	15,471	185
*	Barratt Developments plc	85,075	185
	Debenhams plc	136,878	184
*	Premier Oil plc	29,921	182
	DS Smith plc	66,266	180
	National Express Group plc	51,147	180
	Melrose plc	24,924	177
	Henderson Group plc	89,882	177
	Derwent London plc	6,246	177
	Hunting plc	11,420	176
*	Aegis Group plc	61,110	176
	Eurasian Natural Resources Corp. plc	19,087	174
*	Telecity Group plc	13,119	172
	Kazakhmys plc	12,075	169
*	BTG plc	27,393	169
	BBA Aviation plc	52,368	168
	Carillion plc	35,427	168
	Hochschild Mining plc	20,486	167
	Babcock International Group plc	12,313	166
	Restaurant Group plc	36,332	166
	Hikma Pharmaceuticals plc	16,204	165
	Capital Shopping Centres Group plc	30,918	163
	Inmarsat plc	22,380	160
	Investec plc	27,651	159
*	Imagination Technologies Group plc	14,250	159
	easyJet plc	19,723	159
*	Mitchells & Butlers plc	36,759	157
	Rotork plc	4,371	157
	AZ Electronic Materials SA	29,913	155
	TalkTalk Telecom Group plc	73,698	153
	Drax Group plc	17,202	152
	3i Group plc	48,176	149
	TUI Travel plc	47,149	146
	Invensys plc	40,400	146
	Great Portland Estates plc	24,825	145
*	Soco International plc	29,740	145
	William Hill plc	31,472	144
	IG Group Holdings plc	19,010	143
	Amlin plc	26,552	142
	Hiscox Ltd.	21,979	142
*	Afren plc	64,439	141
	Catlin Group Ltd.	20,578	141
	Berendsen plc	16,828	141
	Jupiter Fund Management plc	37,389	139
	Premier Farnell plc	39,658	138
	WH Smith plc	16,168	138
	QinetiQ Group plc	55,532	138

39

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Inchcape plc	23,201	138
	Shaftesbury plc	16,494	137
	Michael Page International plc	20,153	136
	Rentokil Initial plc	96,794	136
*	Berkeley Group Holdings plc	6,501	135
	Senior plc	38,907	135
	Ladbrokes plc	45,533	133
	Segro plc	36,409	131
	Bellway plc	10,170	130
	Stagecoach Group plc	32,138	129
	Beazley plc	55,859	129
	Vedanta Resources plc	6,468	128
*	Misys plc	22,568	128
	Booker Group plc	99,562	128
	Mitie Group plc	26,792	127
*	International Consolidated Airlines Group SA (London Shares)	44,159	126
	Aveva Group plc	4,651	126
	Firstgroup plc	39,819	126
	Home Retail Group plc	72,708	126
	Fenner plc	16,563	121
	Ashtead Group plc	29,541	119
	Rightmove plc	4,764	119
	PZ Cussons plc	21,737	117
	Cable & Wireless Communications plc	218,670	117
	Morgan Crucible Co. plc	21,868	115
	Hays plc	78,816	114
	Ashmore Group plc	18,246	113
	Petropavlovsk plc	14,310	111
	Hargreaves Lansdown plc	12,208	104
	Filtrona plc	13,647	103
	Logica plc	80,366	102
	Daily Mail & General Trust plc	14,656	99
	Phoenix Group Holdings	11,188	96
	De La Rue plc	5,982	95
	Lancashire Holdings Ltd.	7,012	92
	Jardine Lloyd Thompson Group plc	8,003	91
	Bwin.Party Digital Entertainment plc	36,430	91
	Betfair Group plc	6,895	88
*	Micro Focus International plc	11,432	86
	Chemring Group plc	16,079	85
	St. James's Place plc	14,884	80
*	Centamin plc	70,824	79
	Homeserve plc	16,928	69
*	Bumi plc	5,875	50
*	Essar Energy plc	20,122	48
	WSP Group plc	5,317	22
*	Wincanton plc	13,455	11
			144,580
United States (45.7%)
*	Apple Inc.	49,363	28,840
	Exxon Mobil Corp.	250,340	21,614
	Microsoft Corp.	445,736	14,272
	International Business Machines Corp.	62,213	12,883
	Chevron Corp.	104,283	11,112
	General Electric Co.	553,199	10,832
	AT&T Inc.	303,788	9,998
	Wells Fargo & Co.	282,698	9,451
	Pfizer Inc.	403,650	9,256
	Johnson & Johnson	139,300	9,067
	Procter & Gamble Co.	139,429	8,873
	Coca-Cola Co.	114,863	8,766
	JPMorgan Chase & Co.	199,571	8,578
	Philip Morris International Inc.	89,915	8,048
	Wal-Mart Stores Inc.	136,514	8,042

40

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Oracle Corp.	267,351	7,857
*	Google Inc. Class A	12,900	7,807
	Intel Corp.	258,417	7,339
	Merck & Co. Inc.	157,254	6,171
	Verizon Communications Inc.	146,864	5,930
	Cisco Systems Inc.	284,548	5,734
	PepsiCo Inc.	82,474	5,443
	Schlumberger Ltd.	72,017	5,339
	QUALCOMM Inc.	82,062	5,239
	McDonald's Corp.	52,794	5,145
	Citigroup Inc.	151,645	5,010
*	Berkshire Hathaway Inc. Class B	61,660	4,961
	Abbott Laboratories	77,990	4,840
	Bank of America Corp.	595,574	4,830
	ConocoPhillips	67,394	4,827
	Walt Disney Co.	99,770	4,301
*	Amazon.com Inc.	18,172	4,214
	Home Depot Inc.	80,430	4,165
	Occidental Petroleum Corp.	45,656	4,165
	American Express Co.	64,413	3,878
	United Technologies Corp.	46,818	3,822
*	Berkshire Hathaway Inc. Class A	30	3,624
	Kraft Foods Inc.	88,858	3,543
	Altria Group Inc.	108,141	3,483
	US Bancorp	104,827	3,372
	Comcast Corp. Class A	108,231	3,283
	Caterpillar Inc.	31,741	3,262
*	EMC Corp.	114,574	3,232
	Mastercard Inc. Class A	7,059	3,193
	Visa Inc. Class A	25,941	3,190
	3M Co.	34,940	3,122
	UnitedHealth Group Inc.	55,234	3,101
	Goldman Sachs Group Inc.	26,648	3,069
	Bristol-Myers Squibb Co.	89,326	2,981
	CVS Caremark Corp.	66,158	2,952
	Amgen Inc.	40,830	2,903
*	eBay Inc.	68,430	2,809
	Boeing Co.	35,437	2,722
	Union Pacific Corp.	23,949	2,693
	United Parcel Service Inc. Class B	34,362	2,685
	Hewlett-Packard Co.	103,862	2,572
	Colgate-Palmolive Co.	25,584	2,531
	EI du Pont de Nemours & Co.	45,482	2,431
*	Express Scripts Holding Co.	43,464	2,425
	Honeywell International Inc.	39,864	2,418
	Simon Property Group Inc.	14,795	2,302
	Eli Lilly & Co.	55,527	2,298
	Medtronic Inc.	58,390	2,230
	Starbucks Corp.	38,424	2,205
*	Gilead Sciences Inc.	41,628	2,165
	Danaher Corp.	39,060	2,118
	Ford Motor Co.	185,308	2,090
	Target Corp.	35,997	2,086
	Emerson Electric Co.	39,221	2,061
	Dow Chemical Co.	60,675	2,056
	Monsanto Co.	26,937	2,052
	Costco Wholesale Corp.	23,032	2,031
	Accenture plc Class A	30,859	2,004
*	DIRECTV Class A	40,263	1,984
	Apache Corp.	20,450	1,962
	Lowe's Cos. Inc.	61,587	1,938
	Anadarko Petroleum Corp.	26,180	1,917
	Time Warner Inc.	50,821	1,904
*	priceline.com Inc.	2,475	1,883

41

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Capital One Financial Corp.	32,919	1,826
*	Celgene Corp.	24,634	1,796
*	Biogen Idec Inc.	13,285	1,780
	Freeport-McMoRan Copper & Gold Inc.	46,153	1,768
	Yum! Brands Inc.	24,280	1,766
	Praxair Inc.	15,108	1,748
	Allergan Inc.	18,168	1,744
	Deere & Co.	21,119	1,739
	Southern Co.	37,787	1,736
	Exelon Corp.	43,613	1,701
	PNC Financial Services Group Inc.	25,286	1,677
	Walgreen Co.	47,652	1,671
	Baxter International Inc.	29,934	1,659
	Texas Instruments Inc.	51,816	1,655
	Halliburton Co.	47,934	1,640
	News Corp. Class A	83,683	1,640
	National Oilwell Varco Inc.	21,252	1,610
	Kimberly-Clark Corp.	20,324	1,595
	EOG Resources Inc.	14,460	1,588
	Devon Energy Corp.	22,497	1,571
	Precision Castparts Corp.	8,853	1,561
*	Dell Inc.	93,284	1,527
*	Intuitive Surgical Inc.	2,556	1,478
	Bank of New York Mellon Corp.	62,211	1,471
	Duke Energy Corp.	67,823	1,453
	Prudential Financial Inc.	23,903	1,447
	Automatic Data Processing Inc.	25,486	1,418
	NIKE Inc. Class B	12,666	1,417
	Cummins Inc.	12,162	1,409
	Norfolk Southern Corp.	19,253	1,404
	MetLife Inc.	38,227	1,377
	Illinois Tool Works Inc.	23,870	1,370
	TJX Cos. Inc.	32,456	1,354
	FedEx Corp.	15,211	1,342
	Time Warner Cable Inc.	16,667	1,341
	Covidien plc	24,260	1,340
	American Tower Corporation	20,222	1,326
*	AutoZone Inc.	3,299	1,307
	Morgan Stanley	75,116	1,298
	Viacom Inc. Class B	27,965	1,297
	Coach Inc.	17,710	1,296
	Lockheed Martin Corp.	14,209	1,286
	Tyco International Ltd.	22,642	1,271
	General Dynamics Corp.	18,762	1,266
	Travelers Cos. Inc.	19,661	1,265
	CSX Corp.	56,183	1,253
*	Cognizant Technology Solutions Corp. Class A	17,036	1,249
	VF Corp.	8,115	1,234
*	Citrix Systems Inc.	14,342	1,228
	Noble Energy Inc.	12,285	1,220
	Dominion Resources Inc.	23,325	1,217
*	AES Corp.	97,079	1,215
	Thermo Fisher Scientific Inc.	21,309	1,186
	Corning Inc.	82,132	1,179
	ACE Ltd.	15,405	1,170
	CBS Corp. Class B	34,999	1,167
	Newmont Mining Corp.	24,177	1,152
	El Paso Corp.	38,717	1,149
	NextEra Energy Inc.	17,635	1,135
	CenturyLink Inc.	29,375	1,133
	General Mills Inc.	29,113	1,132
	State Street Corp.	24,487	1,132
	Johnson Controls Inc.	35,383	1,131
	Williams Cos. Inc.	32,928	1,121

42

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	CF Industries Holdings Inc.	5,782	1,116
	WellPoint Inc.	16,405	1,113
	Marathon Oil Corp.	37,130	1,089
	Aflac Inc.	23,936	1,078
	McKesson Corp.	11,776	1,076
	PACCAR Inc.	24,720	1,062
*	Cerner Corp.	13,053	1,058
	Las Vegas Sands Corp.	18,900	1,049
	Archer-Daniels-Midland Co.	33,259	1,025
	Mead Johnson Nutrition Co.	11,852	1,014
	Northrop Grumman Corp.	16,014	1,013
	BlackRock Inc.	5,254	1,007
	BB&T Corp.	31,084	996
*	Yahoo! Inc.	62,866	977
*	Salesforce.com Inc.	6,232	971
	Franklin Resources Inc.	7,731	970
	Broadcom Corp. Class A	26,033	953
*	Forest Laboratories Inc.	27,163	946
	Ecolab Inc.	14,805	943
	Wynn Resorts Ltd.	7,067	943
*	Concho Resources Inc.	8,794	943
	Macy's Inc.	22,838	937
	Discover Financial Services	27,584	935
	Intuit Inc.	16,080	932
	Loews Corp.	22,587	929
*	NetApp Inc.	23,828	925
	Sara Lee Corp.	41,565	916
*	Adobe Systems Inc.	27,293	916
	Baker Hughes Inc.	20,709	913
	Northeast Utilities	24,804	912
	Comcast Corp.	30,054	897
	Xcel Energy Inc.	33,042	894
	Charles Schwab Corp.	62,286	891
	Raytheon Co.	16,353	885
	Spectra Energy Corp.	28,630	880
	T. Rowe Price Group Inc.	13,708	865
	News Corp. Class B	43,131	856
	Lorillard Inc.	6,281	850
	St. Jude Medical Inc.	21,932	849
	Air Products & Chemicals Inc.	9,839	841
*	FMC Technologies Inc.	17,863	840
	FirstEnergy Corp.	17,890	838
	Chubb Corp.	11,431	835
	Reynolds American Inc.	20,457	835
	Hess Corp.	15,949	832
	CME Group Inc.	3,086	820
	Equity Residential	13,349	820
	American Electric Power Co. Inc.	21,091	819
	Cigna Corp.	17,353	802
	Motorola Solutions Inc.	15,610	797
	Estee Lauder Cos. Inc. Class A	12,140	793
*	Alexion Pharmaceuticals Inc.	8,766	792
	TECO Energy Inc.	43,897	791
	Becton Dickinson and Co.	10,047	788
	Kohl's Corp.	15,712	788
	Prologis Inc.	21,909	784
	Marathon Petroleum Corp.	18,769	781
	HJ Heinz Co.	14,637	780
	Beam Inc.	13,700	778
*	Juniper Networks Inc.	36,154	775
	Agilent Technologies Inc.	18,245	770
	International Paper Co.	23,090	769
	PG&E Corp.	17,365	767
	Mosaic Co.	14,494	766

43

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	American International Group Inc.	22,424	763
	Waste Management Inc.	22,298	763
	Public Storage	5,315	761
	Stryker Corp.	13,921	760
	Valero Energy Corp.	30,711	759
	Sysco Corp.	26,092	754
	Ingersoll-Rand plc	17,643	750
	Noble Corp.	19,660	748
	Transocean Ltd.	14,827	747
	Annaly Capital Management Inc.	45,640	745
*	BorgWarner Inc.	9,356	739
	SunTrust Banks Inc.	30,426	739
	Limited Brands Inc.	14,854	738
	MGE Energy Inc.	16,100	736
	Seagate Technology plc	23,883	735
	Allstate Corp.	22,025	734
	Applied Materials Inc.	60,820	729
	Marsh & McLennan Cos. Inc.	21,696	726
	TE Connectivity Ltd.	19,880	725
*	Bed Bath & Beyond Inc.	10,242	721
	Stanley Black & Decker Inc.	9,842	720
	McGraw-Hill Cos. Inc.	14,627	719
	HCP Inc.	17,343	719
*	Crown Castle International Corp.	12,678	718
	Aon plc	13,846	717
	PPG Industries Inc.	6,810	717
	Nordstrom Inc.	12,700	709
	LyondellBasell Industries NV Class A	16,900	706
*	General Motors Co.	30,630	704
	Pioneer Natural Resources Co.	6,037	699
*	CarMax Inc.	22,330	689
	Carnival Corp.	20,978	682
	Eaton Corp.	14,144	681
*	F5 Networks Inc.	5,076	680
	Public Service Enterprise Group Inc.	21,637	674
	CenterPoint Energy Inc.	33,071	668
	Progress Energy Inc.	12,476	664
	Ross Stores Inc.	10,772	663
	Aetna Inc.	15,021	662
	Fifth Third Bancorp	46,414	660
	Edison International	15,000	660
	Goodrich Corp.	5,249	659
	Omnicom Group Inc.	12,796	657
	Boston Properties Inc.	6,027	652
	Sempra Energy	10,052	651
	Chesapeake Energy Corp.	35,064	647
*	O'Reilly Automotive Inc.	6,126	646
*	Symantec Corp.	39,012	644
	SLM Corp.	43,293	642
	Kroger Co.	27,546	641
	Whole Foods Market Inc.	7,714	641
	Cardinal Health Inc.	15,149	640
	Rockwell Automation Inc.	8,270	640
	NiSource Inc.	25,866	638
	AvalonBay Communities Inc.	4,378	637
*	Regeneron Pharmaceuticals Inc.	4,700	636
	PPL Corp.	23,232	635
	Harley-Davidson Inc.	12,008	628
*	Cameron International Corp.	12,229	627
*	VMware Inc. Class A	5,604	626
	Vornado Realty Trust	7,269	624
	Staples Inc.	40,501	624
	Kellogg Co.	12,294	622
	Parker Hannifin Corp.	7,086	621

44

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	WW Grainger Inc.	2,982	620
	Liberty Media Corp. - Liberty Capital Class A	7,087	620
*	Kindred Healthcare Inc.	64,200	619
*	Edwards Lifesciences Corp.	7,450	618
*	Autodesk Inc.	15,579	613
	Ameriprise Financial Inc.	11,136	604
	Nucor Corp.	15,392	604
	Consolidated Edison Inc.	10,127	602
	Starwood Hotels & Resorts Worldwide Inc.	10,090	597
*	Liberty Interactive Corp. Class A	31,577	595
	Marriott International Inc. Class A	15,138	592
*	Western Digital Corp.	15,046	584
	Humana Inc.	7,177	579
*	Jacobs Engineering Group Inc.	13,185	578
*	Delta Air Lines Inc.	52,565	576
*	Weatherford International Ltd.	39,903	569
	Zimmer Holdings Inc.	8,988	566
	Acadia Realty Trust	24,400	566
	Brown & Brown Inc.	20,829	562
	Tiffany & Co.	8,061	552
	Northern Trust Corp.	11,505	548
	Hartford Financial Services Group Inc.	26,574	546
	Altera Corp.	15,323	545
	Mattel Inc.	16,215	545
*	SanDisk Corp.	14,715	545
	Fastenal Co.	11,597	543
*	Teradata Corp.	7,736	540
	Murphy Oil Corp.	9,795	538
	Range Resources Corp.	8,046	536
*	Southwestern Energy Co.	16,952	535
	Progressive Corp.	25,065	534
	Cliffs Natural Resources Inc.	8,573	534
	Entergy Corp.	8,131	533
	Western Union Co.	28,941	532
	Invesco Ltd.	21,349	530
	Paychex Inc.	17,100	530
	Sherwin-Williams Co.	4,403	530
	Host Hotels & Resorts Inc.	31,666	527
*	Motorola Mobility Holdings Inc.	13,385	520
	Lincoln National Corp.	20,888	517
*	Dollar Tree Inc.	5,084	517
	Principal Financial Group Inc.	18,625	515
	Avon Products Inc.	23,825	515
*	Chipotle Mexican Grill Inc. Class A	1,237	512
	Dover Corp.	8,102	508
	Fidelity National Information Services Inc.	15,029	506
	Analog Devices Inc.	12,941	504
*	Fiserv Inc.	7,098	499
	Health Care REIT Inc.	8,775	497
	CA Inc.	18,799	497
	Fluor Corp.	8,584	496
	Cooper Industries plc	7,904	495
	Weyerhaeuser Co.	24,229	493
	CH Robinson Worldwide Inc.	8,236	492
	Legg Mason Inc.	18,870	492
	Alcoa Inc.	50,504	491
	Joy Global Inc.	6,935	491
	Bunge Ltd.	7,602	490
	Perrigo Co.	4,639	487
	Xerox Corp.	62,396	485
	Best Buy Co. Inc.	21,872	483
*	Sirius XM Radio Inc.	213,568	483
	Hershey Co.	7,194	482
*	Vertex Pharmaceuticals Inc.	12,499	481

45

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	KeyCorp	59,577	479
	Coca-Cola Enterprises Inc.	15,814	476
*	Cobalt International Energy Inc.	17,700	474
*	Mylan Inc.	21,737	472
	M&T Bank Corp.	5,420	468
	Robert Half International Inc.	15,656	467
	Gap Inc.	16,309	465
	ConAgra Foods Inc.	17,914	463
	Celanese Corp. Class A	9,541	462
	Clorox Co.	6,594	462
	Alliant Techsystems Inc.	8,545	455
*	Boston Scientific Corp.	72,615	455
	Peabody Energy Corp.	14,572	453
	Roper Industries Inc.	4,432	452
	Quest Diagnostics Inc.	7,774	448
	Ralph Lauren Corp. Class A	2,596	447
*	Fossil Inc.	3,400	444
	Safeway Inc.	21,788	443
	Comerica Inc.	13,815	442
*	Rackspace Hosting Inc.	7,600	441
	Maxim Integrated Products Inc.	14,836	439
*	BMC Software Inc.	10,625	438
	Republic Services Inc. Class A	15,703	430
*	IntercontinentalExchange Inc.	3,227	429
	Herbalife Ltd.	6,100	429
	Darden Restaurants Inc.	8,541	428
	Sigma-Aldrich Corp.	6,032	428
*	Red Hat Inc.	7,150	426
	Wisconsin Energy Corp.	11,559	426
*	Green Mountain Coffee Roasters Inc.	8,700	424
	Moody's Corp.	10,340	423
	CONSOL Energy Inc.	12,721	423
*	Lululemon Athletica Inc.	5,700	423
	Cabot Oil & Gas Corp.	12,000	422
*	DaVita Inc.	4,737	420
	DTE Energy Co.	7,325	413
*	NVIDIA Corp.	31,748	413
*	Life Technologies Corp.	8,893	412
	Hubbell Inc. Class B	5,100	409
	AmerisourceBergen Corp. Class A	10,817	403
	JC Penney Co. Inc.	11,134	401
	Campbell Soup Co.	11,863	401
	Church & Dwight Co. Inc.	7,900	401
	AMETEK Inc.	7,971	401
	Kansas City Southern	5,200	401
	FMC Corp.	3,600	398
	Amphenol Corp. Class A	6,832	397
	Macerich Co.	6,426	396
*	Watson Pharmaceuticals Inc.	5,244	395
	Genuine Parts Co.	6,093	395
*	Equinix Inc.	2,400	394
*	Liberty Global Inc. Class A	7,833	390
	Kimco Realty Corp.	20,051	389
*	Sprint Nextel Corp.	156,418	388
*	Verisk Analytics Inc. Class A	7,900	387
	Brown-Forman Corp. Class B	4,469	386
*	Dollar General Corp.	8,100	384
	PetSmart Inc.	6,578	383
	EastGroup Properties Inc.	7,600	382
	DISH Network Corp. Class A	11,910	381
*	Waters Corp.	4,512	380
	Eastman Chemical Co.	7,028	379
*	Marvell Technology Group Ltd.	25,079	376
	JM Smucker Co.	4,722	376

46

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Denbury Resources Inc.	19,726	376
	Kinder Morgan Management LLC	4,932	375
	KLA-Tencor Corp.	7,192	375
*	CIT Group Inc.	9,900	375
	Linn Energy LLC	9,300	374
*	Varian Medical Systems Inc.	5,890	374
*	Discovery Communications Inc. Class A	6,839	372
	Linear Technology Corp.	11,287	369
	EQT Corp.	7,408	369
	XL Group plc Class A	17,044	367
*	Stericycle Inc.	4,227	366
	Eaton Vance Corp.	13,900	366
	Avago Technologies Ltd.	10,600	365
	VeriSign Inc.	8,866	364
	Activision Blizzard Inc.	28,265	364
	West Pharmaceutical Services Inc.	8,100	364
	Regions Financial Corp.	53,854	363
	Vulcan Materials Co.	8,460	362
	Digital Realty Trust Inc.	4,821	362
	Dr Pepper Snapple Group Inc.	8,893	361
	ONEOK Inc.	4,200	361
	Autoliv Inc.	5,698	357
	CR Bard Inc.	3,599	356
*	Illumina Inc.	7,941	354
*	Micron Technology Inc.	53,522	353
	Molson Coors Brewing Co. Class B	8,478	353
*	Affiliated Managers Group Inc.	3,100	352
*	Monster Beverage Corp.	5,400	351
*	Henry Schein Inc.	4,559	350
	Rockwell Collins Inc.	6,258	350
	Pall Corp.	5,860	349
	Textron Inc.	13,075	348
	Expeditors International of Washington Inc.	8,695	348
	Integrys Energy Group Inc.	6,300	344
	Expedia Inc.	8,068	344
	Virgin Media Inc.	13,970	343
	Xilinx Inc.	9,407	342
	Amerco Inc.	3,400	341
	Plum Creek Timber Co. Inc.	8,103	341
*	Hertz Global Holdings Inc.	22,100	341
	Advance Auto Parts Inc.	3,700	340
	HollyFrontier Corp.	11,000	339
*	TIBCO Software Inc.	10,300	339
	Teleflex Inc.	5,400	338
	McCormick & Co. Inc.	6,042	338
*	United Continental Holdings Inc.	15,300	335
	Raymond James Financial Inc.	9,100	333
*	Akamai Technologies Inc.	10,202	333
	Snap-on Inc.	5,300	331
*	Hyatt Hotels Corp. Class A	7,700	331
*	Apollo Group Inc. Class A	9,375	330
	Ameren Corp.	10,019	329
*	TransDigm Group Inc.	2,600	328
	Garmin Ltd.	6,936	327
	Microchip Technology Inc.	9,230	326
*	Whiting Petroleum Corp.	5,700	326
*	Alliance Data Systems Corp.	2,526	325
	Southwest Airlines Co.	39,115	324
*	Discovery Communications Inc.	6,503	323
	Jarden Corp.	7,700	323
*	ANSYS Inc.	4,800	322
	Family Dollar Stores Inc.	4,743	320
*	Liberty Global Inc.	6,657	319
	Flowserve Corp.	2,768	318

47

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	tw telecom inc Class A	14,600	318
	Portland General Electric Co.	12,300	318
	Wyndham Worldwide Corp.	6,298	317
	Timken Co.	5,600	316
	Sensient Technologies Corp.	8,500	316
	CMS Energy Corp.	13,700	315
	Reinsurance Group of America Inc. Class A	5,400	314
	Albemarle Corp.	4,800	313
*	Informatica Corp.	6,800	313
*	Laboratory Corp. of America Holdings	3,551	312
*	Energizer Holdings Inc.	4,360	311
*	TRW Automotive Holdings Corp.	6,800	311
	Federal Realty Investment Trust	3,075	310
*	Trimble Navigation Ltd.	5,700	309
	Willis Group Holdings plc	8,461	308
	Abercrombie & Fitch Co.	6,140	308
*	Calpine Corp.	16,384	307
	Medical Properties Trust Inc.	32,700	307
*	SBA Communications Corp. Class A	5,700	306
	IDACORP Inc.	7,500	306
*	Amdocs Ltd.	9,538	305
	SL Green Realty Corp.	3,700	305
	OGE Energy Corp.	5,600	302
	Minerals Technologies Inc.	4,500	302
	Polaris Industries Inc.	3,800	302
	Leucadia National Corp.	12,123	301
	NYSE Euronext	11,702	301
*	Nuance Communications Inc.	12,300	301
	Cincinnati Financial Corp.	8,423	300
*	CBRE Group Inc. Class A	15,898	299
	L-3 Communications Holdings Inc.	4,043	297
*	MSCI Inc. Class A	8,100	296
	Washington REIT	10,000	295
	FactSet Research Systems Inc.	2,800	294
	Alleghany Corp.	855	293
	Cimarex Energy Co.	4,241	293
	PVH Corp.	3,300	293
	Toro Co.	4,100	293
	Valspar Corp.	5,700	292
*	Hospira Inc.	8,289	291
*	Warner Chilcott plc Class A	13,376	291
	Reliance Steel & Aluminum Co.	5,200	291
*	Hologic Inc.	15,200	291
	New York Community Bancorp Inc.	21,514	290
	Harris Corp.	6,338	289
	SCANA Corp.	6,256	289
*	Amylin Pharmaceuticals Inc.	11,100	288
	Hormel Foods Corp.	9,875	287
	DENTSPLY International Inc.	6,955	286
	Huntington Bancshares Inc.	42,651	285
*	Plains Exploration & Production Co.	6,966	285
	Mack-Cali Realty Corp.	9,900	284
*	MICROS Systems Inc.	5,000	284
	Regal-Beloit Corp.	4,200	284
*	CareFusion Corp.	10,938	283
	Windstream Corp.	25,196	283
*	Electronic Arts Inc.	18,364	282
*	BE Aerospace Inc.	6,000	282
	DR Horton Inc.	17,190	281
	NorthWestern Corp.	7,900	281
	Patterson Cos. Inc.	8,226	280
	ALLETE Inc.	6,800	280
	Westamerica Bancorporation	6,100	280
	Equifax Inc.	6,097	279

48

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Global Payments Inc.	6,000	279
	Unum Group	11,700	278
	Great Plains Energy Inc.	13,600	278
	Energen Corp.	5,300	278
	Cleco Corp.	6,800	277
	Tyson Foods Inc. Class A	15,198	277
	Tractor Supply Co.	2,800	276
	Compass Minerals International Inc.	3,600	275
	Manpower Inc.	6,454	275
*	Ascena Retail Group Inc.	13,400	274
	Core Laboratories NV	2,000	274
	IDEX Corp.	6,300	273
*	IDEXX Laboratories Inc.	3,100	273
*	Avnet Inc.	7,543	272
	Everest Re Group Ltd.	2,739	271
*	Tempur-Pedic International Inc.	4,600	271
	WR Berkley Corp.	7,176	270
	URS Corp.	6,500	269
	Jack Henry & Associates Inc.	7,900	268
	CBL & Associates Properties Inc.	14,400	268
	QEP Resources Inc.	8,699	268
	TD Ameritrade Holding Corp.	14,231	267
	Newell Rubbermaid Inc.	14,655	267
*	Crown Holdings Inc.	7,200	266
	Xylem Inc.	9,535	266
	Ashland Inc.	4,029	265
	MeadWestvaco Corp.	8,313	265
	Sunoco Inc.	5,364	264
	KBR Inc.	7,800	264
	Solutia Inc.	9,300	264
*	Lam Research Corp.	6,318	263
	Corn Products International Inc.	4,600	262
	JB Hunt Transport Services Inc.	4,729	262
*	Skyworks Solutions Inc.	9,600	261
*	Myriad Genetics Inc.	10,000	260
*	Advanced Micro Devices Inc.	35,306	260
	Arrow Financial Corp.	10,800	259
	UniSource Energy Corp.	7,100	258
	MSC Industrial Direct Co. Inc. Class A	3,500	258
*	Owens Corning	7,500	258
	Ball Corp.	6,160	257
*	Corrections Corp. of America	8,900	257
	Torchmark Corp.	5,277	257
	NV Energy Inc.	15,400	256
	UDR Inc.	9,700	255
	Interpublic Group of Cos. Inc.	21,538	254
	Hanover Insurance Group Inc.	6,300	254
	DDR Corp.	17,100	253
*	Endo Pharmaceuticals Holdings Inc.	7,200	253
	Plantronics Inc.	6,600	253
	Kilroy Realty Corp.	5,300	251
	Jabil Circuit Inc.	10,719	251
*	Mettler-Toledo International Inc.	1,400	251
	Airgas Inc.	2,737	251
	Kaydon Corp.	10,200	250
*	TripAdvisor Inc.	6,668	250
	HB Fuller Co.	7,600	250
	American Capital Agency Corp.	8,000	250
	Cintas Corp.	6,379	250
*	LSI Corp.	30,866	248
	Jones Lang LaSalle Inc.	3,100	248
	Alliant Energy Corp.	5,477	248
	Black Hills Corp.	7,500	248
	Hasbro Inc.	6,729	247

49

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	United Natural Foods Inc.	5,000	246
	Pinnacle West Capital Corp.	5,092	246
*	Kirby Corp.	3,700	246
	Domtar Corp.	2,800	245
*	Gen-Probe Inc.	3,000	245
	Westar Energy Inc.	8,500	244
	Washington Federal Inc.	13,900	244
*	AMC Networks Inc. Class A	5,734	244
*	QLogic Corp.	14,100	243
*	MGM Resorts International	18,102	243
	Dick's Sporting Goods Inc.	4,800	243
*	Arrow Electronics Inc.	5,750	242
	RPM International Inc.	9,100	242
*	Continental Resources Inc.	2,706	242
	Whirlpool Corp.	3,755	240
*	Sally Beauty Holdings Inc.	9,000	239
	International Flavors & Fragrances Inc.	3,972	239
	Duke Realty Corp.	16,132	239
	Vectren Corp.	8,100	239
*	VeriFone Systems Inc.	5,000	238
	Solera Holdings Inc.	5,300	238
	SM Energy Co.	3,600	238
*	Rockwood Holdings Inc.	4,300	238
*	Copart Inc.	9,000	238
*	Thomas & Betts Corp.	3,300	237
*	Newfield Exploration Co.	6,601	237
	Packaging Corp. of America	8,100	236
	Sun Communities Inc.	5,400	236
*	Geo Group Inc.	11,400	236
	Applied Industrial Technologies Inc.	6,000	236
	Donaldson Co. Inc.	6,800	236
	Corporate Office Properties Trust	10,000	235
*	Synopsys Inc.	7,838	235
	Masco Corp.	17,787	234
	Aptargroup Inc.	4,300	234
	Diamond Offshore Drilling Inc.	3,418	234
*	Nabors Industries Ltd.	14,060	234
*	Penn National Gaming Inc.	5,200	234
	Total System Services Inc.	9,935	234
*	NASDAQ OMX Group Inc.	9,500	233
	Associated Banc-Corp	17,500	233
*	IHS Inc. Class A	2,300	232
	Piedmont Office Realty Trust Inc. Class A	13,100	232
*	Gartner Inc.	5,300	232
	International Game Technology	14,817	231
	Lincoln Electric Holdings Inc.	4,700	230
	Fidelity National Financial Inc. Class A	11,900	229
	Scripps Networks Interactive Inc. Class A	4,565	229
*	BioMarin Pharmaceutical Inc.	6,600	229
	PartnerRe Ltd.	3,279	228
*	ResMed Inc.	6,700	228
*	Arch Capital Group Ltd.	5,800	228
	Iron Mountain Inc.	7,498	228
*	AECOM Technology Corp.	10,300	227
	Lennar Corp. Class A	8,187	227
	Delphi Financial Group Inc.	5,000	227
	HCC Insurance Holdings Inc.	7,100	227
	Aspen Insurance Holdings Ltd.	8,000	227
*	Mohawk Industries Inc.	3,380	227
	People's United Financial Inc.	18,324	226
	Helmerich & Payne Inc.	4,400	226
	American Water Works Co. Inc.	6,600	226
	Lazard Ltd. Class A	8,200	226
	White Mountains Insurance Group Ltd.	431	225

50

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Clean Harbors Inc.	3,300	225
	Allegheny Technologies Inc.	5,243	225
*	NRG Energy Inc.	13,235	225
	American National Insurance Co.	3,200	225
	ITC Holdings Corp.	2,900	225
	Cabot Corp.	5,200	224
*	Rowan Cos. Inc.	6,488	224
	Weingarten Realty Investors	8,400	223
	Allied World Assurance Co. Holdings AG	3,100	223
	Valmont Industries Inc.	1,800	223
*	SEACOR Holdings Inc.	2,400	223
	STERIS Corp.	7,100	223
	Oceaneering International Inc.	4,300	222
	Empire District Electric Co.	10,800	222
	H&R Block Inc.	15,075	222
*	Panera Bread Co. Class A	1,400	221
*	Riverbed Technology Inc.	11,200	221
	American Equity Investment Life Holding Co.	18,000	221
*	WR Grace & Co.	3,700	221
	Coventry Health Care Inc.	7,323	220
	Signet Jewelers Ltd.	4,500	219
	Royal Caribbean Cruises Ltd.	8,007	219
*	Tetra Tech Inc.	8,200	219
*	Flextronics International Ltd.	32,825	219
*	Arris Group Inc.	16,900	219
	Foot Locker Inc.	7,133	218
	American Financial Group Inc.	5,600	218
*	MEDNAX Inc.	3,100	218
	Axis Capital Holdings Ltd.	6,394	218
*	LKQ Corp.	6,500	217
	SAIC Inc.	17,876	217
*	Hanesbrands Inc.	7,700	217
*	Netflix Inc.	2,707	217
*	Quanta Services Inc.	9,800	217
*	Markel Corp.	492	217
	Realty Income Corp.	5,500	216
*	Catalyst Health Solutions Inc.	2,500	216
	Pentair Inc.	4,977	216
	Safety Insurance Group Inc.	5,400	215
	Silgan Holdings Inc.	4,900	215
	Carlisle Cos. Inc.	3,900	215
	Apartment Investment & Management Co.	7,900	214
	Northwest Bancshares Inc.	17,400	214
	Arthur J Gallagher & Co.	5,707	214
	Service Corp. International	18,500	214
*	Life Time Fitness Inc.	4,600	214
	Commerce Bancshares Inc.	5,327	214
*	Teledyne Technologies Inc.	3,300	213
	Graco Inc.	4,000	213
	Nu Skin Enterprises Inc. Class A	4,000	213
	Computer Sciences Corp.	7,590	213
	MDU Resources Group Inc.	9,276	213
	Hospitality Properties Trust	7,693	212
	Rock-Tenn Co. Class A	3,400	212
	Lear Corp.	5,100	212
	Ulta Salon Cosmetics & Fragrance Inc.	2,400	212
	PS Business Parks Inc.	3,100	212
	EMCOR Group Inc.	7,200	211
	Choice Hotels International Inc.	5,600	211
*	Progress Software Corp.	9,100	211
	Liberty Property Trust	5,777	211
	Pepco Holdings Inc.	11,123	210
	Bob Evans Farms Inc.	5,500	210
	Diebold Inc.	5,326	210

51

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Alexandria Real Estate Equities Inc.	2,800	210
	DST Systems Inc.	3,747	210
*	Alpha Natural Resources Inc.	12,990	210
	Regency Centers Corp.	4,656	209
	SY Bancorp Inc.	9,000	209
	Brandywine Realty Trust	17,600	209
*	WABCO Holdings Inc.	3,300	208
*	Haemonetics Corp.	2,900	208
	Steel Dynamics Inc.	16,200	207
	Avista Corp.	7,800	206
	Northwest Natural Gas Co.	4,500	206
	Acuity Brands Inc.	3,700	206
	Walter Energy Inc.	3,100	206
*	AGCO Corp.	4,400	205
	United States Steel Corp.	7,231	205
	Nordson Corp.	3,800	205
	Snyders-Lance Inc.	7,900	204
	Tompkins Financial Corp.	5,400	204
	Hawaiian Electric Industries Inc.	7,700	204
	PerkinElmer Inc.	7,400	204
*	Wright Express Corp.	3,200	204
*	Constellation Brands Inc. Class A	9,447	204
*	Fortune Brands Home & Security Inc.	8,950	204
	Cytec Industries Inc.	3,200	203
	UIL Holdings Corp.	5,900	203
	CommonWealth REIT	10,800	202
	Omnicare Inc.	5,778	201
*	Euronet Worldwide Inc.	9,300	201
	Curtiss-Wright Corp.	5,700	201
	Cullen/Frost Bankers Inc.	3,400	200
*	E*TRADE Financial Corp.	18,800	200
*	Hilltop Holdings Inc.	25,200	200
	Post Properties Inc.	4,100	200
*	AutoNation Inc.	5,766	199
*	Par Pharmaceutical Cos. Inc.	4,700	199
*	Oil States International Inc.	2,500	199
	Martin Marietta Materials Inc.	2,400	199
*	PulteGroup Inc.	20,196	199
*	Esterline Technologies Corp.	2,900	199
	Brady Corp. Class A	6,400	199
	Belden Inc.	5,700	198
	Landstar System Inc.	3,700	198
	Capstead Mortgage Corp.	14,400	198
	Frontier Communications Corp.	48,902	198
	AGL Resources Inc.	5,000	197
	RenaissanceRe Holdings Ltd.	2,524	197
	UMB Financial Corp.	4,100	197
	Dun & Bradstreet Corp.	2,530	197
*	NCR Corp.	8,367	197
*	Ralcorp Holdings Inc.	2,700	197
	Alterra Capital Holdings Ltd.	8,200	196
*	Atmel Corp.	22,100	196
*	Carter's Inc.	3,600	195
	Sonoco Products Co.	5,900	195
	Assurant Inc.	4,838	195
*	LifePoint Hospitals Inc.	5,000	195
	Waddell & Reed Financial Inc. Class A	6,100	195
	Wabtec Corp.	2,500	194
	Inland Real Estate Corp.	22,600	194
	Cooper Cos. Inc.	2,200	194
	GameStop Corp. Class A	8,516	194
	Williams-Sonoma Inc.	5,000	193
	MFA Financial Inc.	26,200	193
	Flowers Foods Inc.	9,000	193

52

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Aqua America Inc.	8,500	193
*	WPX Energy Inc.	10,979	193
*	Ultimate Software Group Inc.	2,500	193
*	Incyte Corp. Ltd.	8,500	193
*	WESCO International Inc.	2,900	193
*	Spirit Aerosystems Holdings Inc. Class A	7,700	192
*	Superior Energy Services Inc.	7,135	192
	Gentex Corp.	8,739	192
	SPX Corp.	2,499	192
	Casey's General Stores Inc.	3,400	192
	John Wiley & Sons Inc. Class A	4,200	190
*	Owens-Illinois Inc.	8,150	189
	Alexander & Baldwin Inc.	3,700	189
	Universal Health Services Inc. Class B	4,428	189
*	Cabela's Inc.	5,000	189
	Gardner Denver Inc.	2,900	189
	Wolverine World Wide Inc.	4,500	189
	GATX Corp.	4,400	189
*	Jack in the Box Inc.	8,300	189
	Fresh Del Monte Produce Inc.	8,100	188
	Protective Life Corp.	6,400	187
*	VCA Antech Inc.	7,900	187
	Tupperware Brands Corp.	3,000	187
*	Concur Technologies Inc.	3,300	187
	FLIR Systems Inc.	8,300	186
*	CNO Financial Group Inc.	25,600	186
*	Teradyne Inc.	10,800	186
	Copano Energy LLC	5,200	186
	Bank of Hawaii Corp.	3,800	186
	Hudson City Bancorp Inc.	26,291	186
	DCT Industrial Trust Inc.	31,300	186
	Capitol Federal Financial Inc.	15,700	185
	Zions Bancorporation	9,082	185
	Jefferies Group Inc.	11,600	185
	IAC/InterActiveCorp	3,819	184
*	Bio-Rad Laboratories Inc. Class A	1,700	184
	Towers Watson & Co. Class A	2,800	183
	Ventas Inc.	3,113	183
*	Old Dominion Freight Line Inc.	4,100	182
*	Vishay Intertechnology Inc.	16,200	182
*	Moog Inc. Class A	4,300	182
*	Enbridge Energy Management LLC	5,585	182
	Crane Co.	4,100	181
*	Urban Outfitters Inc.	6,247	181
*	ON Semiconductor Corp.	21,900	181
	Actuant Corp. Class A	6,600	180
	Loral Space & Communications Inc.	2,900	180
*	ACI Worldwide Inc.	4,500	179
	Questar Corp.	9,080	179
	Harman International Industries Inc.	3,612	179
	Douglas Emmett Inc.	7,700	179
*	Portfolio Recovery Associates Inc.	2,600	179
*	ViaSat Inc.	3,700	179
	NewMarket Corp.	800	179
	Cracker Barrel Old Country Store Inc.	3,100	178
	HSN Inc.	4,600	178
*	Genesee & Wyoming Inc. Class A	3,300	178
	Hatteras Financial Corp.	6,100	178
	Entertainment Properties Trust	3,700	178
	Kennametal Inc.	4,200	177
*	Energy XXI Bermuda Ltd.	4,700	177
	Avery Dennison Corp.	5,530	177
	Endurance Specialty Holdings Ltd.	4,400	177
	Colonial Properties Trust	7,900	177

53

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Gaylord Entertainment Co.	5,600	176
*	Smithfield Foods Inc.	8,403	176
	Camden Property Trust	2,600	176
	Triumph Group Inc.	2,800	176
*	Alaska Air Group Inc.	5,200	176
*	Ariba Inc.	4,600	176
	East West Bancorp Inc.	7,700	175
*	Dresser-Rand Group Inc.	3,600	175
	Washington Post Co. Class B	461	174
	Regis Corp.	9,500	174
	Essex Property Trust Inc.	1,100	174
	Highwoods Properties Inc.	5,000	174
*	Cree Inc.	5,615	174
	Chimera Investment Corp.	60,000	173
	Ramco-Gershenson Properties Trust	14,400	173
	First Citizens BancShares Inc. Class A	1,000	173
	Urstadt Biddle Properties Inc. Class A	9,000	173
	Watsco Inc.	2,400	173
*	Parametric Technology Corp.	8,000	173
	Community Trust Bancorp Inc.	5,400	173
*	Quest Software Inc.	7,400	172
*	Microsemi Corp.	8,000	172
	Pitney Bowes Inc.	10,047	172
	World Fuel Services Corp.	3,900	172
*	Sears Holdings Corp.	3,194	172
*	JDS Uniphase Corp.	14,100	171
	Cablevision Systems Corp. Class A	11,540	171
*	Navigators Group Inc.	3,600	171
	Kemper Corp.	5,700	171
*	Health Net Inc.	4,800	171
*	Questcor Pharmaceuticals Inc.	3,800	171
	Tidewater Inc.	3,100	171
	National Fuel Gas Co.	3,600	170
	Mid-America Apartment Communities Inc.	2,500	170
*	HealthSouth Corp.	7,600	170
	Healthcare Realty Trust Inc.	7,900	170
*	Warnaco Group Inc.	3,200	169
	Intersil Corp. Class A	16,500	169
	Telephone & Data Systems Inc.	6,973	169
*	Cadence Design Systems Inc.	14,500	169
	DiamondRock Hospitality Co.	15,900	169
*	SandRidge Energy Inc.	21,100	169
*	Atwood Oceanics Inc.	3,800	168
*	Sensata Technologies Holding NV	5,300	168
*	International Rectifier Corp.	7,700	168
*	Terex Corp.	7,402	168
*	PMC - Sierra Inc.	23,700	168
	Harsco Corp.	7,500	167
	Carpenter Technology Corp.	3,000	167
	Gannett Co. Inc.	12,077	167
*	SVB Financial Group	2,600	167
*	AboveNet Inc.	2,000	166
	Chico's FAS Inc.	10,800	166
	Hillenbrand Inc.	7,900	165
	Trustmark Corp.	6,500	165
	Universal Corp.	3,600	165
	PolyOne Corp.	11,900	165
*	Unit Corp.	3,900	165
	American Eagle Outfitters Inc.	9,143	165
	Rent-A-Center Inc.	4,800	164
	Bemis Co. Inc.	5,060	164
	Southwest Gas Corp.	3,900	164
*	Level 3 Communications Inc.	7,100	164
*	II-VI Inc.	8,000	163

54

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Harris Teeter Supermarkets Inc.	4,300	163
	Lancaster Colony Corp.	2,500	163
*	Rovi Corp.	5,699	163
	Wintrust Financial Corp.	4,500	163
	Taubman Centers Inc.	2,100	162
	First Financial Corp.	5,400	162
*	United Therapeutics Corp.	3,700	162
	Old Republic International Corp.	16,267	162
	Brookline Bancorp Inc.	18,000	162
*	Sirona Dental Systems Inc.	3,200	162
	Morningstar Inc.	2,800	162
	Cinemark Holdings Inc.	7,000	161
	Omega Healthcare Investors Inc.	7,500	161
*	Polycom Inc.	12,100	161
*	Convergys Corp.	12,000	160
*	Stifel Financial Corp.	4,400	160
*	World Acceptance Corp.	2,400	160
*	Ingram Micro Inc.	8,200	160
*	eHealth Inc.	9,000	159
	Covanta Holding Corp.	9,900	159
*	United Rentals Inc.	3,400	159
	ProAssurance Corp.	1,800	159
*	Salix Pharmaceuticals Ltd.	3,200	158
*	Saks Inc.	14,400	158
*	Brookdale Senior Living Inc. Class A	8,300	158
*	Anixter International Inc.	2,300	158
*	Novellus Systems Inc.	3,372	158
	South Jersey Industries Inc.	3,200	158
	Scotts Miracle-Gro Co. Class A	3,000	157
	Huntsman Corp.	11,100	157
	Littelfuse Inc.	2,500	157
*	Hain Celestial Group Inc.	3,300	156
*	Hexcel Corp.	5,700	156
	Montpelier Re Holdings Ltd.	7,600	156
*	Tesoro Corp.	6,700	156
	Lexington Realty Trust	17,500	156
*	Darling International Inc.	9,500	156
*	Hittite Microwave Corp.	2,900	155
*	Zebra Technologies Corp.	4,000	155
	Rollins Inc.	7,300	155
	National Instruments Corp.	5,700	155
*	Tenet Healthcare Corp.	29,800	155
	Community Bank System Inc.	5,500	155
	Woodward Inc.	3,700	154
	Laclede Group Inc.	3,900	154
	Erie Indemnity Co. Class A	1,995	153
*	GenOn Energy Inc.	71,900	153
	Validus Holdings Ltd.	4,700	153
	ADTRAN Inc.	5,000	153
	Hill-Rom Holdings Inc.	4,700	153
	First American Financial Corp.	9,100	152
	Deluxe Corp.	6,400	152
	Guess? Inc.	5,200	152
	BRE Properties Inc.	2,900	152
	Lennox International Inc.	3,500	152
*	ITT Educational Services Inc.	2,300	152
	Extra Space Storage Inc.	5,000	152
	Worthington Industries Inc.	8,500	152
	Power Integrations Inc.	4,000	152
	Bristow Group Inc.	3,100	151
	Sealed Air Corp.	7,889	151
*	Genworth Financial Inc. Class A	25,167	151
	Domino's Pizza Inc.	4,000	151
*	Steven Madden Ltd.	3,500	151

55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Oshkosh Corp.	6,600	151
*	Tech Data Corp.	2,800	151
	BGC Partners Inc. Class A	21,600	151
*	Onyx Pharmaceuticals Inc.	3,300	150
	Medicis Pharmaceutical Corp. Class A	3,900	150
*	Semtech Corp.	5,500	150
*	NVR Inc.	191	150
	FirstMerit Corp.	8,900	150
	Sotheby's	3,800	149
	Royal Gold Inc.	2,400	149
*	Dean Foods Co.	12,100	149
	WGL Holdings Inc.	3,700	148
	Waste Connections Inc.	4,600	148
*	Alere Inc.	6,200	148
	Iberiabank Corp.	2,900	148
	Fulton Financial Corp.	14,100	148
	SEI Investments Co.	7,317	148
	Sovran Self Storage Inc.	2,800	148
	Lexmark International Inc. Class A	4,900	147
	LaSalle Hotel Properties	5,000	147
*	Hub Group Inc. Class A	4,200	147
	Equity Lifestyle Properties Inc.	2,100	147
	City National Corp.	2,757	147
	TCF Financial Corp.	12,800	147
	Aaron's Inc.	5,400	147
*	CACI International Inc. Class A	2,400	147
	First Niagara Financial Group Inc.	16,400	147
*	Toll Brothers Inc.	5,772	147
*	Gran Tierra Energy Inc.	22,700	146
	Starwood Property Trust Inc.	7,000	146
	Assured Guaranty Ltd.	10,300	146
	MAXIMUS Inc.	3,300	146
*	Navistar International Corp.	4,300	146
	StanCorp Financial Group Inc.	3,800	146
*	Iconix Brand Group Inc.	9,500	146
*	Bally Technologies Inc.	3,000	146
	Universal Health Realty Income Trust	3,600	146
*	NeuStar Inc. Class A	4,000	145
	RR Donnelley & Sons Co.	11,613	145
	MercadoLibre Inc.	1,500	145
	UTi Worldwide Inc.	8,700	145
*	Human Genome Sciences Inc.	9,832	145
	Brunswick Corp.	5,500	145
	CLARCOR Inc.	3,000	144
	Saul Centers Inc.	3,600	144
*	ValueClick Inc.	6,800	144
	National Health Investors Inc.	2,900	143
*	Ultra Petroleum Corp.	7,255	143
	Owens & Minor Inc.	4,900	143
	UGI Corp.	4,900	143
	Penske Automotive Group Inc.	5,400	143
*	Atlas Air Worldwide Holdings Inc.	3,100	143
	HCA Holdings Inc.	5,300	143
*	Shaw Group Inc.	4,700	142
	Quality Systems Inc.	3,800	142
*	Cepheid Inc.	3,700	142
	Susquehanna Bancshares Inc.	13,700	142
*	Middleby Corp.	1,400	142
*	Foster Wheeler AG	6,175	142
*	Magellan Health Services Inc.	3,200	142
	Brinker International Inc.	4,500	142
	Broadridge Financial Solutions Inc.	6,095	141
*	Babcock & Wilcox Co.	5,750	141
	CubeSmart	11,200	141

56

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Live Nation Entertainment Inc.	15,500	140
*	Impax Laboratories Inc.	5,700	140
*	NII Holdings Inc.	9,987	140
*	Brocade Communications Systems Inc.	25,200	140
	Schnitzer Steel Industries Inc.	3,500	140
*	Cubist Pharmaceuticals Inc.	3,300	140
	Blackbaud Inc.	4,500	139
	Trinity Industries Inc.	4,700	139
	Senior Housing Properties Trust	6,300	139
*	Itron Inc.	3,400	139
	Webster Financial Corp.	6,100	139
*	Alkermes plc	8,000	138
	Hancock Holding Co.	4,300	138
	Arkansas Best Corp.	9,000	138
*	athenahealth Inc.	1,900	138
*	Medivation Inc.	1,700	137
*	AOL Inc.	5,491	137
	ABM Industries Inc.	5,900	137
	Synovus Financial Corp.	65,400	137
	Werner Enterprises Inc.	5,800	137
*	Madison Square Garden Co. Class A	3,800	137
	Leggett & Platt Inc.	6,269	136
*	Align Technology Inc.	4,300	136
	United Stationers Inc.	4,800	136
	Mine Safety Appliances Co.	3,200	136
	Platinum Underwriters Holdings Ltd.	3,700	135
	Prosperity Bancshares Inc.	2,900	135
*	Allscripts Healthcare Solutions Inc.	12,200	135
	Home Properties Inc.	2,200	134
	Greif Inc. Class A	2,500	134
*	OSI Systems Inc.	2,000	134
*	Dolby Laboratories Inc. Class A	3,400	133
	Dana Holding Corp.	9,100	133
	MKS Instruments Inc.	4,800	133
	Brink's Co.	5,200	132
	Monro Muffler Brake Inc.	3,200	132
	First Horizon National Corp.	14,376	132
*	Intrepid Potash Inc.	5,300	132
*	Charles River Laboratories International Inc.	3,700	131
*	Hibbett Sports Inc.	2,200	131
*	Signature Bank	2,000	131
*	Rosetta Resources Inc.	2,600	131
	Vail Resorts Inc.	3,200	130
	Con-way Inc.	4,000	130
	Weight Watchers International Inc.	1,711	130
	Olin Corp.	6,200	130
*	AMERIGROUP Corp.	2,100	130
*	Cymer Inc.	2,500	130
*	Allied Nevada Gold Corp.	4,400	129
	El Paso Electric Co.	4,200	129
*	McDermott International Inc.	11,377	129
*	ScanSource Inc.	3,900	129
	AO Smith Corp.	2,700	129
*	Fortinet Inc.	4,900	128
	Berry Petroleum Co. Class A	2,800	128
*	CVR Energy Inc.	4,200	128
*	Under Armour Inc. Class A	1,300	127
	Techne Corp.	1,900	127
*	TreeHouse Foods Inc.	2,200	127
*	Cirrus Logic Inc.	4,600	126
	Cathay General Bancorp	7,300	126
	Arbitron Inc.	3,300	126
	New Jersey Resources Corp.	2,900	125
*	Volcano Corp.	4,600	125

57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	GrafTech International Ltd.	10,600	124
*	CoStar Group Inc.	1,700	124
	Patterson-UTI Energy Inc.	7,659	124
*	Avis Budget Group Inc.	9,400	124
*	Tenneco Inc.	4,000	123
*	Cheesecake Factory Inc.	3,900	123
	Dillard's Inc. Class A	1,900	123
*	Community Health Systems Inc.	5,026	122
	Lincare Holdings Inc.	5,010	122
*	Acxiom Corp.	8,900	122
	Arch Coal Inc.	12,500	122
	Piedmont Natural Gas Co. Inc.	4,000	122
	CapitalSource Inc.	18,900	122
	First Financial Bankshares Inc.	3,600	122
*	Health Management Associates Inc. Class A	16,900	122
*	Covance Inc.	2,600	122
	Group 1 Automotive Inc.	2,100	122
*	Dril-Quip Inc.	1,800	121
	Meredith Corp.	4,200	121
	Macquarie Infrastructure Co. LLC	3,500	121
*	Knight Capital Group Inc. Class A	9,200	121
	Tellabs Inc.	32,000	121
*	Helix Energy Solutions Group Inc.	5,900	120
	Lender Processing Services Inc.	4,533	120
*	Ciena Corp.	8,100	120
	LTC Properties Inc.	3,600	120
	Commercial Metals Co.	8,100	120
	CVB Financial Corp.	10,300	119
*	EnerSys	3,400	119
*	Advent Software Inc.	4,400	119
*	Colfax Corp.	3,501	119
	Atmos Energy Corp.	3,600	117
*	Big Lots Inc.	3,200	117
*	Theravance Inc.	5,400	117
*	Seattle Genetics Inc.	5,900	117
*	Goodyear Tire & Rubber Co.	10,600	116
	Ryder System Inc.	2,387	116
	Barnes Group Inc.	4,400	116
	Sapient Corp.	9,700	116
*	NETGEAR Inc.	3,000	115
	Mercury General Corp.	2,555	115
*	Lamar Advertising Co. Class A	3,627	115
*	DreamWorks Animation SKG Inc. Class A	6,400	115
	First Financial Bancorp	6,800	114
*	Contango Oil & Gas Co.	2,100	114
*	MetroPCS Communications Inc.	15,605	114
	Pier 1 Imports Inc.	6,600	113
	Rayonier Inc.	2,500	113
*	Fairchild Semiconductor International Inc. Class A	8,000	113
*	Dollar Thrifty Automotive Group Inc.	1,400	113
*	Louisiana-Pacific Corp.	12,500	113
	Tanger Factory Outlet Centers	3,600	113
	Eagle Materials Inc.	3,200	113
	DeVry Inc.	3,500	113
*	Oasis Petroleum Inc.	3,400	112
	Titanium Metals Corp.	7,600	112
*	Aruba Networks Inc.	5,300	112
*	General Cable Corp.	3,800	112
*	Tyler Technologies Inc.	2,800	112
*	Thoratec Corp.	3,200	111
*	Aeropostale Inc.	5,000	111
	Watts Water Technologies Inc. Class A	3,000	110
	Regal Entertainment Group Class A	8,100	110
	Exelis Inc.	9,535	110

58

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Coeur d'Alene Mines Corp.	5,100	110
	Potlatch Corp.	3,500	110
*	JetBlue Airways Corp.	23,000	109
	FNB Corp.	9,600	109
	Cognex Corp.	2,700	109
	Chemed Corp.	1,800	109
*	Mentor Graphics Corp.	7,500	108
	Healthcare Services Group Inc.	5,100	108
	Manitowoc Co. Inc.	7,800	108
*	SolarWinds Inc.	2,300	108
	Lufkin Industries Inc.	1,400	108
	Cash America International Inc.	2,300	108
*	Gulfport Energy Corp.	4,100	107
	Men's Wearhouse Inc.	2,900	107
	PriceSmart Inc.	1,300	107
*	Forest City Enterprises Inc. Class A	6,727	107
	ITT Corp.	4,767	107
	Buckeye Technologies Inc.	3,300	107
	PNM Resources Inc.	5,700	107
	DSW Inc. Class A	1,900	107
	Glimcher Realty Trust	10,800	107
*	Coinstar Inc.	1,700	107
	Old National Bancorp	8,300	106
*	Monster Worldwide Inc.	12,300	106
	Granite Construction Inc.	3,800	106
	Cypress Semiconductor Corp.	6,800	105
*	FTI Consulting Inc.	2,900	105
*	PSS World Medical Inc.	4,400	105
	Mueller Industries Inc.	2,300	105
	SUPERVALU Inc.	17,697	105
	Redwood Trust Inc.	9,000	105
*	PAREXEL International Corp.	3,900	105
	Thor Industries Inc.	3,100	105
*	JDA Software Group Inc.	3,600	104
*	Enstar Group Ltd.	1,100	104
*	Vitamin Shoppe Inc.	2,200	104
	BOK Financial Corp.	1,800	103
	Robbins & Myers Inc.	2,100	102
	Valley National Bancorp	8,080	102
	Wendy's Co.	20,828	101
	Federated Investors Inc. Class B	4,579	101
	National Penn Bancshares Inc.	10,900	100
*	FEI Co.	2,000	100
*	Advisory Board Co.	1,100	100
*	ViroPharma Inc.	4,600	100
*	Key Energy Services Inc.	7,900	100
*	Swift Energy Co.	3,300	100
*	Popular Inc.	55,983	100
*	Masimo Corp.	4,500	100
*	Vivus Inc.	4,100	99
	Umpqua Holdings Corp.	7,500	99
	Corporate Executive Board Co.	2,400	99
*	Ezcorp Inc. Class A	3,700	99
*	Crocs Inc.	4,900	99
*	CommVault Systems Inc.	1,900	99
*	Acme Packet Inc.	3,500	98
*	Carrizo Oil & Gas Inc.	3,500	98
*	Texas Capital Bancshares Inc.	2,600	98
	Molex Inc.	3,541	98
*	Genesco Inc.	1,300	98
*	Elizabeth Arden Inc.	2,500	97
*	Plexus Corp.	3,000	97
*	ANN Inc.	3,500	97
*	IPG Photonics Corp.	2,000	97

59

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Gulfmark Offshore Inc.	2,000	96
	Finish Line Inc. Class A	4,300	96
*	Centene Corp.	2,400	95
*	Coherent Inc.	1,800	95
	Fair Isaac Corp.	2,200	94
*	Compuware Corp.	10,822	94
*	VistaPrint NV	2,500	93
	BioMed Realty Trust Inc.	4,700	93
*	WMS Industries Inc.	3,800	93
	Simpson Manufacturing Co. Inc.	3,000	93
	Armstrong World Industries Inc.	2,100	92
*	Ocwen Financial Corp.	6,200	92
	Pool Corp.	2,500	92
*	New York Times Co. Class A	14,600	92
*	Forest Oil Corp.	6,900	92
*	Deckers Outdoor Corp.	1,800	92
*	Chart Industries Inc.	1,200	92
*	Hornbeck Offshore Services Inc.	2,200	92
*	Manhattan Associates Inc.	1,800	90
*	First Cash Financial Services Inc.	2,200	90
*	Universal Display Corp.	2,000	90
*	Stone Energy Corp.	3,200	90
^	Kinder Morgan Inc.	2,500	90
*	Altisource Portfolio Solutions SA	1,500	90
*	Polypore International Inc.	2,400	90
*	Entegris Inc.	10,100	89
	Globe Specialty Metals Inc.	6,700	89
*	Molycorp Inc.	3,300	89
	Strayer Education Inc.	900	89
	Molex Inc. Class A	3,861	88
	Herman Miller Inc.	4,500	88
	Buckle Inc.	1,900	88
	Sanderson Farms Inc.	1,700	88
*	Finisar Corp.	5,300	88
*	TFS Financial Corp.	8,900	87
*	Take-Two Interactive Software Inc.	6,200	87
*	MasTec Inc.	5,000	87
	HNI Corp.	3,600	87
*	HMS Holdings Corp.	3,600	87
*	CoreLogic Inc.	5,145	86
*	WellCare Health Plans Inc.	1,400	86
*	Jos A Bank Clothiers Inc.	1,800	86
*	TiVo Inc.	7,900	85
	American Campus Communities Inc.	1,900	84
	Raven Industries Inc.	1,400	84
	DuPont Fabros Technology Inc.	3,100	84
*	Huntington Ingalls Industries Inc.	2,129	84
*	Dendreon Corp.	7,205	84
*	MicroStrategy Inc. Class A	600	84
	EXCO Resources Inc.	11,300	83
	RLI Corp.	1,200	83
	National Retail Properties Inc.	3,000	82
*	St. Joe Co.	4,579	82
*	Bill Barrett Corp.	3,400	82
	Schweitzer-Mauduit International Inc.	1,200	81
	Hecla Mining Co.	18,800	80
*	Synaptics Inc.	2,600	80
*	Stillwater Mining Co.	7,400	79
	Investors Real Estate Trust	10,800	78
*	Pharmacyclics Inc.	2,800	77
	United Bankshares Inc.	2,900	77
*	Jazz Pharmaceuticals plc	1,500	77
*	Cavium Inc.	2,600	76
*	LogMeIn Inc.	2,100	76

60

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2012

				Market
				Value
			Shares	($000)
	HEICO Corp.		1,875	76
*	MBIA Inc.		7,500	76
*	RF Micro Devices Inc.		17,400	75
*	Children's Place Retail Stores Inc.		1,600	74
	Balchem Corp.		2,500	72
*	ION Geophysical Corp.		11,500	72
*	NetSuite Inc.		1,600	71
*	Silicon Laboratories Inc.		2,000	71
*	Nielsen Holdings NV		2,400	70
*	BJ's Restaurants Inc.		1,600	69
*	Shutterfly Inc.		2,200	68
	Janus Capital Group Inc.		8,842	67
*	Charter Communications Inc. Class A		1,100	67
*	Halozyme Therapeutics Inc.		8,200	66
*	K12 Inc.		2,600	66
*	Express Inc.		2,800	66
	Cabot Microelectronics Corp.		1,900	65
	RPC Inc.		6,300	65
	InterDigital Inc.		2,300	64
	Invesco Mortgage Capital Inc.		3,600	64
*	Northern Oil and Gas Inc.		3,200	62
*	Kodiak Oil & Gas Corp.		6,900	61
*	McMoRan Exploration Co.		6,900	61
*	Unisys Corp.		3,200	60
	CARBO Ceramics Inc.		700	59
*	First Solar Inc.		3,170	58
*	InterMune Inc.		5,200	54
*	Marriott Vacations Worldwide Corp.		1,763	52
*	WebMD Health Corp.		2,157	49
*	Post Holdings Inc.		1,350	40
	RadioShack Corp.		4,386	23
	CYS Investments Inc.		1,300	18
	Two Harbors Investment Corp.		1,300	14

				827,305
Total Common Stocks (Cost $1,579,687)				1,799,251

		Coupon
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
2,3	Vanguard Market Liquidity Fund (Cost $42,785)	0.137%	42,784,833	42,785
Total Investments (101.8%) (Cost $1,622,472)				1,842,036
Other Assets and Liabilities—Net (-1.8%)[3]				(32,836)
Net Assets (100%)				1,809,200

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,416,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $15,631,000, representing 0.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,671,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

61

© 2012 The Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA 6282 062012

Semiannual Report | April 30, 2012

Vanguard FTSE International Index Funds

FTSE All-World ex-US Index Fund

FTSE All-World ex-US Small-Cap Index Fund

> For the six months ended April 30, 2012, Vanguard FTSE All-World ex-US Index Fund’s five share classes returned between 3.70% and 3.87%. The three share classes of Vanguard FTSE All-World ex-US Small-Cap Index Fund returned slightly more than 4%.

> International stocks bounced back from a steep decline in the previous six months, but still trailed their U.S. counterparts.

> Because of temporary price differences arising from fair-value pricing policies, the funds’ returns diverged from the returns of their benchmark indexes.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	29
About Your Fund’s Expenses.	46
Trustees Approve Advisory Arrangements.	48
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	3.70%
Admiral™ Shares	3.81
Institutional Shares	3.84
Institutional Plus Shares	3.87
ETF Shares
Market Price	4.22
Net Asset Value	3.82
FTSE All-World ex US Index	2.83
International Funds Average	4.49
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	4.13%
Institutional Shares	4.27
ETF Shares
Market Price	5.65
Net Asset Value	4.26
FTSE Global Small Cap ex US Index	3.61
International Small-Cap Funds Average	7.75
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, international stock markets moved along with the ebb and flow of worries surrounding Europe’s ongoing debt drama.

Vanguard’s two FTSE International Index Funds posted modestly positive returns for the period. Vanguard FTSE All-World ex-US Small-Cap Index Fund provided slightly higher gains, with its three share classes returning a bit more than 4%.

The five share classes offered by Vanguard FTSE All-World ex-US Index Fund returned slightly less than 4%. Each fund’s return diverged from that of its benchmark index largely because of temporary price differences arising from fair-value pricing policies (See the box on fair value on page 5).

Please note that shortly after the close of the period, Vanguard announced that it had eliminated the redemption fee for Vanguard FTSE All-World ex-US Index Fund, effective May 23. The fund’s trustees determined that the fee, which was one of several measures in place to protect the interests of long-term investors and discourage frequent trading, was no longer needed.

On the same date, Vanguard FTSE All-World ex-US Small-Cap Index Fund reduced both its purchase and redemption fees from 0.75% to 0.50%. These fees help cover the higher trading costs associated with buying and selling stocks in global small-cap markets.

2

In addition, earlier in the year we announced that we were changing the dividend distribution frequency for the two Vanguard FTSE international funds from annual to quarterly. Spreading the dividend over four payments is intended to reduce the impact on the fund of generating cash to pay dividends to shareholders whose dividends are not reinvested. We’re phasing in the change, so dividends will be paid twice in 2012, in September and December.

Stocks followed a familiar pattern, reflecting investors’ shifting moods
International stock markets trailed the broad U.S. stock market for the six months ended April 30. European companies were generally the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

U.S. stock prices delivered strong returns for the fiscal six months. Signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In the first quarter of 2012, the broad U.S. stock market produced its best first-quarter gain since 1998.

By the end of the six months, however, apprehension about these same sources of good news began to weigh on stock prices. Rapid changes in investor sentiment have

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

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been a prominent feature of the financial markets since the 2008–2009 financial crisis, a reflection of broader economic uncertainties.

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period, but closed lower at the end as investors put a premium on the safest securities. This “flight-to-quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up muni prices, as the yields of these securities have continued to hover above those available from fully taxable U.S. Treasury bonds.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Returns were modest
as turnaround took shape
All geographic regions participated in the international markets’ recent modest rebound. The average return from the stocks held by the FTSE All-World ex-US Index Fund hovered between 2% and 4% across the globe’s regions. Returns were a bit higher from many of the smaller stocks

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.35%	0.18%	0.13%	0.10%	0.18%	1.37%
FTSE All-World ex-US Small-Cap Index
Fund	0.50	—	0.25	—	0.28	1.58

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.34% for Investor Shares, 0.18% for Admiral Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.49% for Investor Shares, 0.25% for Institutional Shares, and 0.27% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

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held by the FTSE All-World ex-US Small-Cap Index Fund, with Pacific area small-caps rising nearly 5% and European small-caps returning more than 6%.

European stocks, which made up the largest regional component in both of our FTSE funds, were weighed down a bit as officials struggled with the continent’s sovereign-debt crisis and recession worries reignited. European stocks in the larger-cap FTSE fund rose less than 2%. United Kingdom holdings, which made up about 15% of the FTSE All-World ex-US Index Fund’s assets on average, returned about 6%, providing the biggest contribution to returns. The U.K.’s financial, consumer staples, industrial, and consumer discretionary sectors were the strongest performers. U.K. small-cap stocks also did well, rising 14% and providing the small-cap fund with its biggest boost.

Not surprisingly, the European countries at the center of the debt crisis—Spain, Italy, Portugal, and Greece—suffered losses in both funds.

Japan’s rebound helped
both funds’ performance
Developed markets in the Pacific region, which represented nearly one-quarter of assets in both funds, returned an average of between 4% and 5%. Stocks in Japan represented one of the largest markets in both funds, and provided the second- biggest contribution to returns. Japan’s

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a
bit more than would be expected.
This may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated
in the United States, generally at
4 p.m., Eastern time. In the hours
between the foreign close and the
U.S. close, the value of these foreign
securities may change––because
of company-specific announcements
or market-wide developments, for
example. Such price changes are not
immediately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of the
fund and that of its benchmark index––
a difference that usually corrects itself
when the foreign markets reopen.

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automakers approached production levels not seen since before the natural disasters last year, and sales improved as higher gas prices attracted consumers to fuel-efficient Japanese cars. Consumer discretionary firms, which include auto-makers, as well as financial, industrial, and consumer staples companies, were the best performers. Financial services companies, including banks from Hong Kong, Singapore, and Australia, also boosted Pacific region stocks in the larger-cap fund, while Pacific area industrials led the way for the small-cap fund.

Meanwhile, the relative strength of the U.S. dollar compared with the euro (which was down 6% versus the dollar) and the yen (down 3%) detracted from results in Europe and Japan for U.S.-based investors, because foreign holdings lose value when converted into appreciating U.S. dollars.

Stocks in emerging market countries, which represented about one-quarter of both funds’ assets at the reporting period’s close, rose modestly—4% in the larger-cap fund and 2% in the small-cap fund. Chinese stocks, which represented the largest allocation within emerging markets in the larger-cap fund, returned about 7%. Although inflation is a concern in the world’s most populous nation, central bankers discussed easing monetary policy to boost the economy, lessening investors’ worries. China’s leading contributors in the larger-cap fund included financial and information technology stocks. In the small-cap fund, Brazilian stocks did well, rising 6%. But even more sizable contributions came from smaller markets, notably Thailand (+29%), Indonesia (+19%), and Russia (+99%).

Canada, the sole North American representative in both funds and the third-largest market in the larger-cap fund, returned a modest 3%. Canadian small-cap stocks make up the largest market in the smaller-cap fund, but they returned less than one-quarter of a percentage point. For both funds, Canadian financial companies were the most influential gainers, while materials companies were the biggest drags, retreating by more than 10%.

Looking at the two funds’ returns from a global industry sector perspective, consumer staples was the best performer. Stocks of companies providing foodstuffs and basic household goods rose about 9% in the larger-cap fund and 12% in the small-cap fund. Materials was the weakest sector, returning –3% and –5% respectively, as certain commodity prices fell and concern rose that Chinese demand was weakening.

Consider international stocks
for a diversified investment program
Diversification is a hallmark of any sensible investing plan, and exposure to international equities can be an important part of the equation. International stocks can behave differently than their U.S. counterparts, thus providing important diversification to a portfolio. Considerations for Investing in Non-U.S. Equities, a recent Vanguard

6

research paper available at vanguard.com/ research, explains that international equities can provide significant opportunities for U.S. investors and can also serve as a way to dampen volatility.

That’s one of the reasons why Vanguard counsels investors to maintain a broadly diversified investment program that considers their time horizon, risk tolerance, and long-term goals. Such a program may include U.S. stock funds and international funds as well as bond and money market funds. Vanguard FTSE All-World ex-US Index Fund and its small-cap counterpart offer broad exposure to international developed and emerging markets, and can serve an important role as part of a well-diversified, cost-effective portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 18, 2012

7

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$16.95	$17.07	$0.457	$0.000
Admiral Shares	26.86	26.92	0.868	0.000
Institutional Shares	85.10	85.33	2.740	0.000
Institutional Plus Shares	90.15	90.38	2.935	0.000
ETF Shares	43.17	43.30	1.369	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$32.89	$33.27	$0.861	$0.000
Institutional Shares	165.23	166.64	4.961	0.000
ETF Shares	86.38	87.25	2.474	0.000

8

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.35%	0.18%	0.13%	0.10%	0.18%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,337	2,258
Median Market Cap	$26.6B	$26.6B
Price/Earnings Ratio	13.7x	13.5x
Price/Book Ratio	1.4x	1.4x
Return on Equity	17.2%	17.1%
Earnings Growth Rate	4.2%	4.3%
Dividend Yield	3.2%	3.3%
Turnover Rate
(Annualized)	8%	—
Short-Term Reserves	0.0%	—

Volatility Measures
		FTSE
		All-World
		ex US Index
R-Squared		0.99
Beta		1.04

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell plc	Integrated Oil &
	Gas	1.4%
Nestle SA	Packaged Foods &
	Meats	1.3
BHP Billiton	Diversified Metals
	& Mining	1.2
Samsung Electronics Co.
Ltd.	Semiconductors	1.1
HSBC Holdings plc	Diversified Banks	1.0
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
Novartis AG	Pharmaceuticals	0.8
BP plc	Integrated Oil &
	Gas	0.8
Roche Holding AG	Pharmaceuticals	0.8
GlaxoSmithKline plc	Pharmaceuticals	0.7
Top Ten		9.9%

The holdings listed exclude any temporary cash investments and equity index products.

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.34% for Investor Shares, 0.18% for Admiral Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares.

9

FTSE All-World ex-US Index Fund

Sector Diversification (% of equity exposure)

		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	9.6%	9.6%
Consumer Staples	10.2	10.2
Energy	11.0	11.0
Financials	23.9	23.9
Health Care	6.7	6.7
Industrials	11.0	11.0
Information Technology	6.7	6.7
Materials	11.4	11.4
Telecommunication
Services	5.7	5.7
Utilities	3.8	3.8

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)

		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	15.0%	15.0%
France	6.6	6.6
Switzerland	5.6	5.6
Germany	5.5	5.5
Sweden	2.1	2.1
Spain	1.8	1.8
Italy	1.6	1.6
Netherlands	1.5	1.5
Other	3.5	3.4
Subtotal	43.2%	43.1%
Pacific
Japan	13.4%	13.5%
Australia	6.0	6.0
Hong Kong	2.5	2.5
Singapore	1.3	1.3
Other	0.1	0.1
Subtotal	23.3%	23.4%
Emerging Markets
China	4.4%	4.4%
South Korea	4.1	4.1
Brazil	3.7	3.7
Taiwan	2.7	2.6
South Africa	2.2	2.2
India	2.0	1.9
Russia	1.4	1.4
Mexico	1.2	1.2
Malaysia	1.0	1.0
Other	3.2	3.3
Subtotal	25.9%	25.8%
North America
Canada	7.1%	7.1%
Middle East	0.5%	0.6%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2012

Note: For 2012, performance data reflect the six months ended April 30, 2012.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	-7.22%	-1.39%	-0.76%
Admiral Shares	9/27/2011	—	—	13.69
Institutional Shares	4/30/2007	-6.97	—	-1.95
Institutional Plus Shares	12/16/2010	-6.96	—	-1.50
ETF Shares	3/2/2007
Market Price		-7.22	-1.31	-0.19
Net Asset Value		-7.02	-1.24	-0.21

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,620,610	97,245	0.7%
Commonwealth Bank of Australia	1,287,161	69,434	0.5%
Westpac Banking Corp.	2,474,705	58,320	0.5%
Australia & New Zealand Banking Group Ltd.	2,188,053	54,206	0.4%
National Australia Bank Ltd.	1,829,016	47,810	0.4%
Australia—Other †		467,280	3.5%
		794,295	6.0%

Austria †		29,073	0.2%

Belgium
^ Anheuser-Busch InBev NV	652,124	47,003	0.4%
Belgium—Other †		40,965	0.3%
		87,968	0.7%

Brazil †		487,932	3.7%

Canada
Royal Bank of Canada	1,175,038	67,908	0.5%
Toronto-Dominion Bank	735,124	62,130	0.5%
Bank of Nova Scotia	926,027	51,370	0.4%
Suncor Energy Inc.	1,285,293	42,455	0.3%
Canada—Other †		725,575	5.5%
		949,438	7.2%

Chile †		68,433	0.5%

China
China Mobile Ltd.	4,910,308	54,325	0.4%
China Construction Bank Corp.	58,847,463	45,668	0.4%

12

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Industrial & Commercial Bank of China	53,164,976	35,325	0.3%
CNOOC Ltd.	14,619,000	30,892	0.3%
Bank of China Ltd.	68,170,000	28,387	0.2%
PetroChina Co. Ltd.	17,242,000	25,720	0.2%
China Life Insurance Co. Ltd.	6,075,000	16,175	0.1%
China Petroleum & Chemical Corp.	13,732,000	14,585	0.1%
China Shenhua Energy Co. Ltd.	2,774,000	12,250	0.1%
China Unicom Hong Kong Ltd.	5,834,182	10,204	0.1%
Agricultural Bank of China Ltd.	18,944,715	8,960	0.1%
China Overseas Land & Investment Ltd.	3,377,760	7,299	0.1%
China Telecom Corp. Ltd.	13,260,000	7,107	0.1%
China Citic Bank Corp. Ltd.	9,074,840	5,750	0.1%
Dongfeng Motor Group Co. Ltd.	2,094,000	4,096	0.0%
Kunlun Energy Co. Ltd.	2,322,000	4,075	0.0%
China Coal Energy Co. Ltd.	3,356,000	3,834	0.0%
China Communications Construction Co. Ltd.	3,726,000	3,713	0.0%
China Resources Land Ltd.	1,933,003	3,699	0.0%
China Resources Enterprise Ltd.	1,000,000	3,620	0.0%
Yanzhou Coal Mining Co. Ltd.	1,587,760	3,325	0.0%
China Merchants Holdings International Co. Ltd.	1,016,893	3,274	0.0%
China Resources Power Holdings Co. Ltd.	1,524,400	2,771	0.0%
China Oilfield Services Ltd.	1,240,000	1,998	0.0%
Huaneng Power International Inc.	3,024,000	1,790	0.0%
Citic Pacific Ltd.	919,000	1,508	0.0%
Sinopharm Group Co. Ltd.	570,000	1,485	0.0%
China Railway Group Ltd.	3,650,000	1,439	0.0%
* China Taiping Insurance Holdings Co. Ltd.	675,200	1,406	0.0%
Air China Ltd.	1,854,000	1,339	0.0%
China Railway Construction Corp. Ltd.	1,686,074	1,337	0.0%
CSR Corp. Ltd.	1,596,000	1,281	0.0%
China Resources Cement Holdings Ltd.	1,600,000	1,264	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	439,000	1,238	0.0%
^ China COSCO Holdings Co. Ltd.	2,031,800	1,169	0.0%
Guangdong Investment Ltd.	1,552,000	1,139	0.0%
China State Construction International Holdings Ltd.	1,140,000	1,047	0.0%
China Agri-Industries Holdings Ltd.	1,304,000	954	0.0%
China Resources Gas Group Ltd.	488,000	945	0.0%
China Longyuan Power Group Corp.	1,178,000	923	0.0%
^ Poly Hong Kong Investments Ltd.	1,499,000	778	0.0%
* China Southern Airlines Co. Ltd.	1,689,000	757	0.0%
1 China—Other †		231,495	1.8%
		590,346	4.4%

Colombia †		36,754	0.3%

Czech Republic †		11,385	0.1%

Denmark
Novo Nordisk A/S Class B	402,412	59,325	0.5%
Denmark—Other †		58,408	0.4%
		117,733	0.9%

Egypt †		13,790	0.1%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Finland †		70,534	0.5%

France
Total SA	1,823,804	87,550	0.7%
Sanofi	1,062,825	81,181	0.6%
^ LVMH Moet Hennessy Louis Vuitton SA	303,531	50,355	0.4%
France—Other †		656,897	4.9%
		875,983	6.6%
Germany
Siemens AG	746,539	69,295	0.5%
^ BASF SE	753,866	62,069	0.5%
SAP AG	751,076	49,807	0.4%
Daimler AG	867,207	47,984	0.4%
^ Bayer AG	675,738	47,616	0.3%
Germany—Other †		458,511	3.4%
		735,282	5.5%

Greece †		9,585	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	3,467,237	10,717	0.1%
Hang Seng Bank Ltd.	624,700	8,555	0.1%
Orient Overseas International Ltd.	206,500	1,407	0.0%
1 Hong Kong—Other †		313,086	2.3%
		333,765	2.5%

Hungary †		12,279	0.1%

India
Nestle India Ltd.	23,723	2,104	0.0%
1 India—Other †		257,531	2.0%
		259,635	2.0%

Indonesia †		91,437	0.7%

Ireland †		27,370	0.2%

Israel †		63,044	0.5%

Italy
ENI SPA	2,219,399	49,315	0.4%
Italy—Other †		165,627	1.2%
		214,942	1.6%
Japan
Toyota Motor Corp.	1,932,261	79,180	0.6%
Mitsubishi UFJ Financial Group Inc.	11,555,937	55,486	0.4%
Canon Inc.	1,087,717	49,304	0.4%
Japan—Other †		1,600,130	12.0%
		1,784,100	13.4%

Luxembourg †		1,002	0.0%

Malaysia †		133,940	1.0%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Mexico
America Movil SAB de CV	35,690,106	47,593	0.4%
Mexico—Other †		112,771	0.8%
		160,364	1.2%

Mongolia †		710	0.0%

Morocco †		2,945	0.0%

Netherlands
Unilever NV	1,265,253	43,341	0.3%
Netherlands—Other †		158,798	1.2%
		202,139	1.5%

New Zealand †		14,622	0.1%

Norway †		95,610	0.7%

Peru †		15,361	0.1%

Philippines †		25,481	0.2%

Poland †		37,786	0.3%

Portugal †		21,538	0.2%

Russia
Gazprom OAO ADR	3,868,200	44,802	0.4%
1 Russia—Other †		137,632	1.0%
		182,434	1.4%

Singapore †		172,217	1.3%

South Africa †		286,077	2.2%

South Korea
1 Samsung Electronics Co. Ltd. GDR	147,522	90,024	0.7%
Samsung Electronics Co. Ltd.	45,988	56,287	0.4%
1 South Korea—Other †		393,928	3.0%
		540,239	4.1%
Spain
Telefonica SA	3,691,812	53,911	0.4%
Banco Santander SA	7,230,418	45,398	0.4%
Spain—Other †		135,773	1.0%
		235,082	1.8%

Sweden †		281,151	2.1%

Switzerland
Nestle SA	2,829,571	173,422	1.3%
Novartis AG	2,028,375	111,999	0.8%
Roche Holding AG	573,721	104,854	0.8%
1 Switzerland—Other †		356,731	2.7%
		747,006	5.6%

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		3,246,568	50,582	0.4%
Taiwan—Other †			302,131	2.3%
			352,713	2.7%

Thailand †			70,683	0.5%

Turkey †			44,352	0.3%

United Kingdom
HSBC Holdings plc		14,799,187	133,595	1.0%
Vodafone Group plc		40,704,672	112,669	0.9%
BP plc		15,385,633	111,148	0.8%
Royal Dutch Shell plc Class A		2,973,389	106,049	0.8%
GlaxoSmithKline plc		4,149,409	95,858	0.7%
British American Tobacco plc		1,608,391	82,494	0.6%
Royal Dutch Shell plc Class B		2,193,861	80,283	0.6%
BG Group plc		2,750,995	64,910	0.5%
Rio Tinto plc		1,157,734	64,897	0.5%
BHP Billiton plc		1,724,874	55,527	0.4%
Diageo plc		2,057,242	51,890	0.4%
Standard Chartered plc		1,942,743	47,492	0.4%
AstraZeneca plc		1,043,397	45,723	0.3%
Anglo American plc		1,083,413	41,868	0.3%
United Kingdom—Other †			898,503	6.8%
			1,992,906	15.0%
Total Common Stocks (Cost $13,239,761)			13,281,461	100.1%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund (Cost $603,599)	0.137%	603,598,830	603,599	4.5%
Total Investments (Cost $13,843,360)			13,885,060	104.6%
Other Assets and Liabilities
Other Assets			82,640	0.6%
Liabilities[3]			(693,568)	(5.2%)
			(610,928)	(4.6%)
Net Assets			13,274,132	100.0%

16

FTSE All-World ex-US Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	13,487,551
Undistributed Net Investment Income	127,396
Accumulated Net Realized Losses	(383,492)
Unrealized Appreciation (Depreciation)
Investment Securities	41,700
Foreign Currencies	977
Net Assets	13,274,132

Investor Shares—Net Assets
Applicable to 35,785,377 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	610,949
Net Asset Value Per Share—Investor Shares	$17.07

Admiral Shares—Net Assets
Applicable to 40,592,443 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,092,787
Net Asset Value Per Share—Admiral Shares	$26.92

Institutional Shares—Net Assets
Applicable to 44,927,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,833,885
Net Asset Value Per Share—Institutional Shares	$85.33

Institutional Plus Shares—Net Assets
Applicable to 10,058,663 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	909,073
Net Asset Value Per Share—Institutional Plus Shares	$90.38

ETF Shares—Net Assets
Applicable to 157,661,045 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,827,438
Net Asset Value Per Share—ETF Shares	$43.30

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $564,375,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $156,353,000, representing 1.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $603,599,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	198,277
Interest[2]	11
Security Lending	2,747
Total Income	201,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	401
Management and Administrative—Investor Shares	904
Management and Administrative—Admiral Shares	614
Management and Administrative—Institutional Shares	1,239
Management and Administrative—Institutional Plus Shares	185
Management and Administrative—ETF Shares	3,489
Marketing and Distribution—Investor Shares	156
Marketing and Distribution—Admiral Shares	40
Marketing and Distribution—Institutional Shares	586
Marketing and Distribution—Institutional Plus Shares	77
Marketing and Distribution—ETF Shares	898
Custodian Fees	1,471
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	1
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	5
Total Expenses	10,149
Net Investment Income	190,886
Realized Net Gain (Loss)
Investment Securities Sold	(46,424)
Foreign Currencies	(1,684)
Realized Net Gain (Loss)	(48,108)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	318,741
Foreign Currencies	868
Change in Unrealized Appreciation (Depreciation)	319,609
Net Increase (Decrease) in Net Assets Resulting from Operations	462,387

1 Dividends are net of foreign withholding taxes of $17,495,000.
2 Interest income from an affiliated company of the fund was $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	190,886	398,678
Realized Net Gain (Loss)	(48,108)	35,501
Change in Unrealized Appreciation (Depreciation)	319,609	(1,310,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	462,387	(876,636)
Distributions
Net Investment Income
Investor Shares	(16,811)	(31,143)
Admiral Shares	(28,849)	—
Institutional Shares	(123,981)	(91,968)
Institutional Plus Shares	(22,934)	(3,069)
ETF Shares	(199,804)	(143,060)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(392,379)	(269,240)
Capital Share Transactions
Investor Shares	(698,612)	13,749
Admiral Shares	902,778	144,429
Institutional Shares	(160,889)	162,384
Institutional Plus Shares	335,285	630,408
ETF Shares	499,866	644,081
Net Increase (Decrease) from Capital Share Transactions	878,428	1,595,051
Total Increase (Decrease)	948,436	449,175
Net Assets
Beginning of Period	12,325,696	11,876,521
End of Period[1]	13,274,132	12,325,696

1 Net Assets—End of Period includes undistributed net investment income of $127,396,000 and $329,573,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months						March 8,
	Ended					2007[1] to
For a Share Outstanding	April 30,				Year Ended October 31,	Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.95	$18.43	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.189	.512	.418[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.388	(1.608)	1.853	3.622	(12.592)	4.500
Total from Investment Operations	.577	(1.096)	2.271	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.457)	(.384)	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.457)	(.384)	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$17.07	$16.95	$18.43	$16.48	$12.77	$24.91

Total Return[3]	3.70%	-6.11%	13.94%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$611	$1,330	$1,458	$748	$296	$213
Ratio of Total Expenses to
Average Net Assets	0.34%	0.35%	0.35%	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to
Average Net Assets	2.90%	2.87%	2.45%	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	8%	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
	Six Months	Sept. 27,
	Ended	2011[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.86	$25.00
Investment Operations
Net Investment Income	.386	.082
Net Realized and Unrealized Gain (Loss) on Investments	.542	1.778
Total from Investment Operations	.928	1.860
Distributions
Dividends from Net Investment Income	(.868)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.868)	—
Net Asset Value, End of Period	$26.92	$26.86

Total Return[2]	3.81%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,093	$152
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.06%	3.04%[3]
Portfolio Turnover Rate[4]	8%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months						April 30,
	Ended					2007[1] to
For a Share Outstanding	April 30,				Year Ended October 31,	Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$85.10	$92.50	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	1.259	2.785	2.226[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.711	(8.113)	9.322	18.142	(62.979)	16.280
Total from Investment Operations	2.970	(5.328)	11.548	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(2.740)	(2.072)	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.740)	(2.072)	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$85.33	$85.10	$92.50	$82.71	$64.06	$124.76

Total Return[3]	3.84%	-5.94%	14.15%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,834	$3,975	$4,146	$1,608	$448	$157
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.15%	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	3.11%	3.09%	2.65%	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	8%	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Dec. 16,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$90.15	$99.48
Investment Operations
Net Investment Income	1.349	2.794
Net Realized and Unrealized Gain (Loss) on Investments	1.816	(9.947)
Total from Investment Operations	3.165	(7.153)
Distributions
Dividends from Net Investment Income	(2.935)	(2.177)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.935)	(2.177)
Net Asset Value, End of Period	$90.38	$90.15

Total Return[2]	3.87%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$909	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	3.14%	3.12%[3]
Portfolio Turnover Rate[4]	8%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months						March 2,
	Ended					2007[1] to
For a Share Outstanding	April 30,				Year Ended October 31,	Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$43.17	$46.92	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	.631	1.390	1.118[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.868	(4.121)	4.715	9.224	(32.015)	12.490
Total from Investment Operations	1.499	(2.731)	5.833	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(1.369)	(1.019)	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.369)	(1.019)	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$43.30	$43.17	$46.92	$41.95	$32.50	$63.32

Total Return	3.82%	-5.99%	14.07%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,827	$6,301	$6,272	$4,366	$1,701	$1,068
Ratio of Total Expenses to
Average Net Assets	0.17%	0.18%	0.22%	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to
Average Net Assets	3.07%	3.04%	2.58%	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	8%	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

25

FTSE All-World ex-US Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,971,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,718,268	14	—
Common Stocks—Other	181,526	11,381,510	143
Temporary Cash Investments	603,599	—	—
Total	2,503,393	11,381,524	143

26

FTSE All-World ex-US Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $1,684,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $1,000,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $11,938,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $281,206,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $13,855,298,000. Net unrealized appreciation of investment securities for tax purposes was $29,762,000, consisting of unrealized gains of $1,826,612,000 on securities that had risen in value since their purchase and $1,796,850,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $1,154,541,000 of investment securities and sold $480,193,000 of investment securities, other than temporary cash investments.

27

FTSE All-World ex-US Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	106,411	6,374	500,591	26,968
Issued in Lieu of Cash Distributions	15,939	1,036	26,921	1,462
Redeemed[1]	(820,962)	(50,119)	(513,763)	(29,048)
Net Increase (Decrease)—Investor Shares	(698,612)	(42,709)	13,749	(618)
Admiral Shares[2]
Issued	959,549	37,054	146,186	5,743
Issued in Lieu of Cash Distributions	22,746	938	—	—
Redeemed[1]	(79,517)	(3,074)	(1,757)	(68)
Net Increase (Decrease)—Admiral Shares	902,778	34,918	144,429	5,675
Institutional Shares
Issued	525,265	6,337	1,337,606	14,530
Issued in Lieu of Cash Distributions	109,687	1,427	81,713	885
Redeemed[1]	(795,841)	(9,551)	(1,256,935)	(13,521)
Net Increase (Decrease)—Institutional Shares	(160,889)	(1,787)	162,384	1,894
Institutional Plus Shares[2]
Issued	341,889	3,829	652,769	6,516
Issued in Lieu of Cash Distributions	18,624	229	—	—
Redeemed[1]	(25,228)	(283)	(22,361)	(232)
Net Increase (Decrease)—Institutional Plus Shares	335,285	3,775	630,408	6,284
ETF Shares
Issued	499,866	11,712	1,098,970	22,458
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(454,889)	(10,200)
Net Increase (Decrease)—ETF Shares	499,866	11,712	644,081	12,258

1 Net of redemption fees for fiscal 2012 and 2011 of $52,000 and $112,000, respectively (fund totals).
2 Inception was September 27, 2011, for the Admiral Shares and December 16, 2010, for the Institutional Plus Shares.

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.50%	0.25%	0.28%
Portfolio Characteristics
			FTSE Global
			Small Cap
		Fund	ex US Index
Number of Stocks		2,978	3,124
Median Market Cap		$1.4B	$1.4B
Price/Earnings Ratio		18.0x	17.2x
Price/Book Ratio		1.3x	1.3x
Return on Equity		11.7%	11.7%
Earnings Growth Rate		6.8%	6.8%
Dividend Yield		2.9%	2.9%
Turnover Rate
(Annualized)		23%	—
Short-Term Reserves		0.7%	—

Sector Diversification (% of equity exposure)

		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.6%	15.5%
Consumer Staples	6.5	6.5
Energy	8.2	8.3
Financials	18.1	17.8
Health Care	4.7	4.8
Industrials	20.1	20.1
Information Technology	9.9	9.8
Materials	13.5	13.6
Telecommunication
Services	1.0	1.1
Utilities	2.4	2.5

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Pembina Pipeline Corp.	Oil & Gas Storage &
	Transportation	0.4%
Viterra Inc.	Agricultural
	Products	0.3
Baytex Energy Corp.	Oil & Gas
	Exploration &
	Production	0.3
Franco-Nevada Corp.	Gold	0.3
Metro Inc.	Food Retail	0.3
SXC Health Solutions	Health Care
Corp.	Technology	0.3
Aberdeen Asset	Asset Management
Management plc	& Custody Banks	0.3
Athabasca Oil Sands	Oil & Gas
Corp.	Exploration &
	Production	0.3
Babcock International	Diversified Support
Group plc	Services	0.2
Croda International plc	Specialty Chemicals	0.2
Top Ten		2.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.49% for Investor Shares, 0.25% for Institutional Shares, and 0.27% for ETF Shares.

29

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	14.4%	14.5%
Germany	3.5	3.5
Switzerland	2.9	2.8
France	2.3	2.3
Sweden	2.0	1.9
Italy	1.7	1.6
Finland	1.6	1.6
Norway	1.6	1.6
Netherlands	1.5	1.5
Spain	1.1	1.1
Ireland	1.0	0.9
Other	2.7	2.7
Subtotal	36.3%	36.0%
Pacific
Japan	12.6%	12.6%
Australia	5.9	6.0
Singapore	1.6	1.7
Hong Kong	1.1	1.0
Other	0.2	0.2
Subtotal	21.4%	21.5%
Emerging Markets
Taiwan	6.2%	6.3%
China	3.5	3.6
South Korea	3.3	3.4
Brazil	2.3	2.3
India	2.1	2.1
Malaysia	1.3	1.3
Indonesia	1.1	1.2
Mexico	1.0	0.9
Other	4.5	4.4
Subtotal	25.3%	25.5%
North America
Canada	16.6%	16.5%
Middle East	0.4%	0.5%

30

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2012

Note: For 2012, performance data reflect the six months ended April 30, 2012.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	-9.92%	22.09%
Fee-Adjusted Returns		-11.25	21.50
Institutional Shares	4/2/2009	-9.69	22.39
Fee-Adjusted Returns		-11.02	21.80
ETF Shares	4/2/2009
Market Price		-9.94	22.53
Net Asset Value		-9.72	22.35

Vanguard fund returns are adjusted to reflect the 0.75% transaction fee on purchases and redemptions. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

31

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
[1]Australia †		71,224	5.9%

Austria †		6,901	0.6%

Belgium †		11,311	0.9%

Brazil
Cia Hering	102,643	2,549	0.2%
BR Properties SA	199,700	2,493	0.2%
Brazil—Other †		22,643	1.9%
		27,685	2.3%
Canada
Pembina Pipeline Corp.	178,305	5,393	0.4%
Baytex Energy Corp.	72,900	3,853	0.3%
Franco-Nevada Corp.	84,091	3,772	0.3%
Metro Inc.	66,694	3,680	0.3%
Viterra Inc.	220,967	3,559	0.3%
* SXC Health Solutions Corp.	39,200	3,555	0.3%
* Athabasca Oil Sands Corp.	258,859	3,040	0.2%
Onex Corp.	75,597	3,002	0.2%
Vermilion Energy Inc.	59,419	2,881	0.2%
Emera Inc.	80,697	2,856	0.2%
Dollarama Inc.	48,331	2,690	0.2%
* New Gold Inc.	287,096	2,616	0.2%
H&R REIT	105,045	2,595	0.2%
Atco Ltd.	33,975	2,514	0.2%
Inmet Mining Corp.	44,887	2,469	0.2%
* Tourmaline Oil Corp.	99,228	2,392	0.2%
Gildan Activewear Inc.	78,125	2,250	0.2%
Methanex Corp.	62,677	2,207	0.2%
TMX Group Inc.	47,093	2,150	0.2%

32

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Enerplus Corp.	113,500	2,100	0.2%
* Open Text Corp.	36,677	2,056	0.2%
Pan American Silver Corp.	100,404	1,952	0.2%
Calloway REIT	68,808	1,914	0.2%
Industrial Alliance Insurance & Financial Services Inc.	59,564	1,899	0.2%
AltaGas Ltd.	58,602	1,897	0.2%
CAE Inc.	171,971	1,880	0.2%
Canada—Other †		128,517	10.6%
		199,689	16.5%

Chile †		7,599	0.6%

China †		42,232	3.5%

Denmark †		8,624	0.7%

Egypt †		1,975	0.2%

Finland
Elisa Oyj	106,778	2,408	0.2%
Finland—Other †		17,159	1.4%
		19,567	1.6%

France †		28,141	2.3%

Germany
Symrise AG	73,716	2,137	0.2%
MTU Aero Engines Holding AG	24,276	2,045	0.1%
Germany—Other †		37,406	3.1%
		41,588	3.4%

Greece †		3,845	0.3%

Hong Kong †		12,843	1.1%

Hungary †		211	0.0%

India †		25,463	2.1%

Indonesia †		13,161	1.1%

Ireland
Governor & Co. of the Bank of Ireland	16,304,205	2,422	0.2%
Ireland—Other †		10,030	0.8%
		12,452	1.0%

Israel †		4,971	0.4%

Italy †		19,965	1.7%

Japan †		151,872	12.5%

Luxembourg †		482	0.0%

33

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Malaysia †		15,748	1.3%
Mexico
* Coca-Cola Femsa SAB de CV	254,598	2,705	0.2%
Mexico—Other †		8,643	0.7%
		11,348	0.9%
Morocco †		341	0.0%
Netherlands †		17,606	1.5%
New Zealand †		2,910	0.2%
Norway
* Petroleum Geo-Services ASA	137,805	2,085	0.2%
Schibsted ASA	52,740	2,013	0.2%
TGS Nopec Geophysical Co. ASA	64,930	1,885	0.1%
Norway—Other †		12,884	1.1%
		18,867	1.6%
Philippines †		7,755	0.6%
Poland †		5,824	0.5%
Portugal †		2,256	0.2%
Russia †		3,501	0.3%
[1]Singapore †		18,999	1.6%
South Africa †		7,609	0.6%
South Korea †		40,069	3.3%
Spain †		13,417	1.1%
Sweden †		23,515	2.0%
Switzerland
Galenica AG	3,138	2,142	0.2%
Switzerland—Other †		32,236	2.6%
		34,378	2.8%
Taiwan †		74,643	6.2%
Thailand †		9,398	0.8%
Turkey †		8,798	0.7%
United Kingdom
Aberdeen Asset Management plc	741,889	3,415	0.3%
Babcock International Group plc	223,895	3,022	0.2%
Croda International plc	83,351	3,019	0.2%

34

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Pennon Group plc		223,682	2,671	0.2%
Travis Perkins plc		153,773	2,624	0.2%
Informa plc		379,930	2,557	0.2%
Mondi plc		241,311	2,244	0.2%
Spectris plc		73,082	2,238	0.2%
Cookson Group plc		178,135	2,098	0.2%
* Premier Oil plc		325,840	1,983	0.2%
Rotork plc		54,654	1,958	0.2%
Persimmon plc		190,444	1,942	0.2%
Balfour Beatty plc		446,402	1,892	0.1%
United Kingdom—Other †			141,959	11.7%
			173,622	14.3%
Total Common Stocks (Cost $1,150,777)			1,202,405	99.2%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund (Cost $75,898)	0.137%	75,898,225	75,898	6.3%
[4]Total Investments (Cost $1,226,675)			1,278,303	105.5%
Other Assets and Liabilities
Other Assets			11,265	0.9%
Liabilities[3]			(77,841)	(6.4%)
			(66,576)	(5.5%)
Net Assets			1,211,727	100.0%

35

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,193,440
Undistributed Net Investment Income	1,677
Accumulated Net Realized Losses	(34,977)
Unrealized Appreciation (Depreciation)
Investment Securities	51,628
Foreign Currencies	(41)
Net Assets	1,211,727

Investor Shares—Net Assets
Applicable to 6,611,943 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	219,980
Net Asset Value Per Share—Investor Shares	$33.27

Institutional Shares—Net Assets
Applicable to 142,201 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,697
Net Asset Value Per Share—Institutional Shares	$166.64

ETF Shares—Net Assets
Applicable to 11,095,195 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	968,050
Net Asset Value Per Share—ETF Shares	$87.25

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,649,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $67,516,000 of collateral received for securities on loan.
4 The total value of securities on loan is $63,103,000.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	13,960
Interest[2]	3
Security Lending	794
Total Income	14,757
Expenses
The Vanguard Group—Note B
Investment Advisory Services	72
Management and Administrative—Investor Shares	390
Management and Administrative—Institutional Shares	18
Management and Administrative—ETF Shares	725
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—Institutional Shares	4
Marketing and Distribution—ETF Shares	136
Custodian Fees	353
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	23
Trustees’ Fees and Expenses	1
Total Expenses	1,751
Net Investment Income	13,006
Realized Net Gain (Loss)
Investment Securities Sold	(25,378)
Foreign Currencies	(392)
Realized Net Gain (Loss)	(25,770)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	54,625
Foreign Currencies	(56)
Change in Unrealized Appreciation (Depreciation)	54,569
Net Increase (Decrease) in Net Assets Resulting from Operations	41,805

1 Dividends are net of foreign withholding taxes of $1,379,000.
2 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,006	28,936
Realized Net Gain (Loss)	(25,770)	1,521
Change in Unrealized Appreciation (Depreciation)	54,569	(142,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,805	(112,468)
Distributions
Net Investment Income
Investor Shares	(5,346)	(4,104)
Institutional Shares	(1,040)	(553)
ETF Shares	(25,948)	(15,842)
Realized Capital Gain[1]
Investor Shares	—	(1,527)
Institutional Shares	—	(195)
ETF Shares	—	(5,540)
Total Distributions	(32,334)	(27,761)
Capital Share Transactions
Investor Shares	13,510	60,555
Institutional Shares	(9,926)	27,516
ETF Shares	54,417	391,489
Net Increase (Decrease) from Capital Share Transactions	58,001	479,560
Total Increase (Decrease)	67,472	339,331
Net Assets
Beginning of Period	1,144,255	804,924
End of Period[2]	1,211,727	1,144,255

1 Includes fiscal 2011 short-term gain distributions totaling $3,294,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $1,677,000 and $20,942,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months			March 19,
	Ended	Year Ended		2009[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.89	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	.345	.854	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	.896	(3.231)	6.430	9.573
Total from Investment Operations	1.241	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(.861)	(.782)	(.314)	—
Distributions from Realized Capital Gains	—	(.291)	(.209)	—
Total Distributions	(.861)	(1.073)	(.523)	—
Net Asset Value, End of Period	$33.27	$32.89	$36.34	$29.83

Total Return[4]	4.13%	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$220	$204	$170	$62
Ratio of Total Expenses to Average Net Assets	0.49%	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	2.12%	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	23%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
	Six Months			April 2,
	Ended	Year Ended		2009[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$165.23	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	1.905	4.892	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	4.466	(16.420)	32.377	47.775
Total from Investment Operations	6.371	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(4.961)	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	—	(1.459)	(1.046)	—
Total Distributions	(4.961)	(5.602)	(2.701)	—
Net Asset Value, End of Period	$166.64	$165.23	$182.36	$149.40

Total Return[4]	4.27%	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$35	$9	$7
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.36%	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	23%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.09, $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
	Six Months			April 2,
	Ended		Year Ended	2009[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$86.38	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	.990	2.450	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.354	(8.505)	16.884	25.136
Total from Investment Operations	3.344	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(2.474)	(2.182)	(.917)	—
Distributions from Realized Capital Gains	—	(.763)	(.547)	—
Total Distributions	(2.474)	(2.945)	(1.464)	—
Net Asset Value, End of Period	$87.25	$86.38	$95.38	$78.21

Total Return	4.26%	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$968	$906	$626	$283
Ratio of Total Expenses to Average Net Assets	0.27%	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	23%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.04, $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

42

FTSE All-World ex-US Small-Cap Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $180,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	245,964	357	—
Common Stocks—Other	460	955,200	424
Temporary Cash Investments	75,898	—	—
Total	322,322	955,557	424

43

FTSE All-World ex-US Small-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $392,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $455,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $6,685,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $8,715,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $1,233,360,000. Net unrealized appreciation of investment securities for tax purposes was $44,943,000, consisting of unrealized gains of $170,237,000 on securities that had risen in value since their purchase and $125,294,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $176,324,000 of investment securities and sold $140,034,000 of investment securities, other than temporary cash investments.

44

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	34,738	1,077	123,794	3,346
Issued in Lieu of Cash Distributions	4,693	160	5,080	138
Redeemed[2]	(25,921)	(822)	(68,319)	(1,968)
Net Increase (Decrease)—Investor Shares	13,510	415	60,555	1,516
Institutional Shares
Issued[1]	—	—	26,768	155
Issued in Lieu of Cash Distributions	913	6	748	4
Redeemed[2]	(10,839)	(73)	—	—
Net Increase (Decrease)—Institutional Shares	(9,926)	(67)	27,516	159
ETF Shares
Issued[1]	54,417	609	417,380	4,228
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(25,891)	(300)
Net Increase (Decrease)—ETF Shares	54,417	609	391,489	3,928

1 Includes purchase fees for fiscal 2012 and 2011 of $326,000 and $1,346,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2012 and 2011 of $250,000 and $419,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

46

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,036.98	$1.72
Admiral Shares	1,000.00	1,038.09	0.91
Institutional Shares	1,000.00	1,038.44	0.66
Institutional Plus Shares	1,000.00	1,038.69	0.51
ETF Shares	1,000.00	1,038.24	0.86
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,041.32	$2.49
Institutional Shares	1,000.00	1,042.70	1.27
ETF Shares	1,000.00	1,042.61	1.37
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.17	$1.71
Admiral Shares	1,000.00	1,023.97	0.91
Institutional Shares	1,000.00	1,024.22	0.65
Institutional Plus Shares	1,000.00	1,024.37	0.50
ETF Shares	1,000.00	1,024.02	0.86
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.43	$2.46
Institutional Shares	1,000.00	1,023.62	1.26
ETF Shares	1,000.00	1,023.52	1.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.34% for Investor Shares, 0.18% for Admiral Shares; 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.49% for Investor Shares, 0.25% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

48

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

49

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

50

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index and FTSE
With Hearing Impairment > 800-749-7273	Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062012

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Australia (6.0%)
BHP Billiton Ltd.	2,620,610	97,245
Commonwealth Bank of Australia	1,287,161	69,434
Westpac Banking Corp.	2,474,705	58,320
Australia & New Zealand Banking Group Ltd.	2,188,053	54,206
National Australia Bank Ltd.	1,829,016	47,810
Woolworths Ltd.	1,001,339	27,000
Wesfarmers Ltd.	815,919	25,622
Rio Tinto Ltd.	355,404	24,319
Westfield Group	1,884,702	18,020
Woodside Petroleum Ltd.	492,728	17,819
Newcrest Mining Ltd.	623,601	16,993
CSL Ltd.	425,027	16,185
Telstra Corp. Ltd.	3,581,311	13,204
QBE Insurance Group Ltd.	912,227	13,089
Origin Energy Ltd.	884,853	12,157
Santos Ltd.	770,559	11,179
Fortescue Metals Group Ltd.	1,898,858	11,031
AMP Ltd.	2,338,414	10,340
Brambles Ltd.	1,213,212	9,103
Suncorp Group Ltd.	1,044,282	8,806
Macquarie Group Ltd.	281,643	8,489
Orica Ltd.	295,958	8,236
Oil Search Ltd.	1,074,970	8,161
Amcor Ltd.	989,332	7,722
Transurban Group	1,179,628	7,203
Westfield Retail Trust	2,493,587	7,037
Insurance Australia Group Ltd.	1,701,451	6,241
Stockland	1,911,993	6,142
Coca-Cola Amatil Ltd.	462,579	5,987
Iluka Resources Ltd.	339,849	5,937
AGL Energy Ltd.	376,578	5,860
WorleyParsons Ltd.	197,704	5,789
QR National Ltd.	1,481,121	5,589
GPT Group	1,484,423	5,054
Goodman Group	1,252,178	4,682
ASX Ltd.	140,277	4,664
Incitec Pivot Ltd.	1,325,693	4,481
Crown Ltd.	443,718	4,190
Sonic Healthcare Ltd.	317,289	4,151
Computershare Ltd.	458,531	3,999
Wesfarmers Ltd. Price Protected Shares	122,768	3,992
Asciano Ltd.	796,336	3,897
Campbell Brothers Ltd.	54,698	3,881
Dexus Property Group	3,951,909	3,834
Mirvac Group	2,750,672	3,696
Lend Lease Group	464,839	3,580
Toll Holdings Ltd.	589,718	3,574
CFS Retail Property Trust	1,744,852	3,490
Cochlear Ltd.	46,452	3,164
Tatts Group Ltd.	1,104,900	2,967
Leighton Holdings Ltd.	138,900	2,961
^ Whitehaven Coal Ltd.	537,363	2,958
James Hardie Industries SE	356,936	2,759
^ APA Group	504,436	2,732
OZ Minerals Ltd.	269,313	2,593
Metcash Ltd.	625,370	2,573
Echo Entertainment Group Ltd.	551,042	2,567
Ramsay Health Care Ltd.	120,242	2,506
Sims Metal Management Ltd.	167,108	2,457
Bendigo and Adelaide Bank Ltd.	312,219	2,442
Boral Ltd.	618,811	2,420

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Alumina Ltd.	2,017,601	2,410
	Treasury Wine Estates Ltd.	524,687	2,344
	Bank of Queensland Ltd.	300,103	2,318
	Commonwealth Property Office Fund	1,908,462	2,066
	Atlas Iron Ltd.	707,223	2,037
*	Sydney Airport	614,061	1,856
	Challenger Ltd.	433,349	1,787
	TABCORP Holdings Ltd.	590,855	1,762
	Ansell Ltd.	105,952	1,631
	Caltex Australia Ltd.	111,411	1,587
^,*	Lynas Corp. Ltd.	1,357,474	1,567
*	Qantas Airways Ltd.	918,503	1,557
	Aristocrat Leisure Ltd.	469,810	1,512
	OneSteel Ltd.	1,082,046	1,450
	Harvey Norman Holdings Ltd.	648,192	1,359
	SP AusNet	1,169,072	1,343
	Flight Centre Ltd.	59,508	1,302
*	Downer EDI Ltd.	333,982	1,247
	Adelaide Brighton Ltd.	393,956	1,245
	IOOF Holdings Ltd.	184,056	1,188
	Goodman Fielder Ltd.	1,710,979	1,170
^,*	Paladin Energy Ltd.	678,960	1,113
*	BlueScope Steel Ltd.	2,619,185	1,068
	New Hope Corp. Ltd.	199,489	1,012
	DuluxGroup Ltd.	304,148	977
	Perpetual Ltd.	33,058	872
	Nufarm Ltd.	161,974	824
^	Platinum Asset Management Ltd.	171,189	780
	CSR Ltd.	407,976	738
	Envestra Ltd.	890,670	728
	Consolidated Media Holdings Ltd.	194,512	667
^,*	Aquila Resources Ltd.	132,264	663
*	Macquarie Atlas Roads Group	380,603	653
	Australand Property Group	220,947	619
	GWA Group Ltd.	256,376	523
	Seven West Media Ltd.	167,182	514
	Ten Network Holdings Ltd.	598,967	503
^	Fairfax Media Ltd.	576,354	411
*	Energy Resources of Australia Ltd.	146,975	245
*	Gunns Ltd.	649,105	108
*	BGP Holdings PLC	3,738,510	—
			794,295
Austria (0.2%)
	Erste Group Bank AG	232,882	5,370
	OMV AG	135,748	4,592
	Voestalpine AG	139,687	4,551
	Andritz AG	60,758	3,183
	IMMOFINANZ AG	894,281	3,148
	Telekom Austria AG	279,904	3,071
^	Raiffeisen Bank International AG	47,976	1,596
	Verbund AG	55,017	1,542
	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,331	1,317
	Strabag SE	26,268	703
			29,073
Belgium (0.7%)
^	Anheuser-Busch InBev NV	652,124	47,003
^	Umicore SA	98,934	5,372
^	UCB SA	111,978	5,236
^	Groupe Bruxelles Lambert SA	64,837	4,500
	Solvay SA Class A	34,740	4,232
	Delhaize Group SA	83,522	4,065
^	Ageas	2,172,346	3,959
^	Belgacom SA	137,330	3,902
	Telenet Group Holding NV	68,014	2,920

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	KBC Groep NV	144,735	2,806
	Colruyt SA	55,581	2,277
^	NV Bekaert SA	34,871	1,036
	Mobistar SA	14,098	534
^,*	Dexia SA	498,348	126
			87,968
Brazil (3.7%)
	Petroleo Brasileiro SA ADR Type A	1,490,650	33,033
	Cia de Bebidas das Americas ADR	684,535	28,737
	Itau Unibanco Holding SA ADR	1,747,077	27,412
	Petroleo Brasileiro SA ADR	1,119,715	26,358
	Banco Bradesco SA ADR	1,545,374	24,772
	Vale SA Class B ADR	935,720	20,240
	Petroleo Brasileiro SA Prior Pfd.	1,602,611	17,723
	Vale SA Prior Pfd.	793,875	17,180
	Vale SA Class B ADR	686,166	15,233
	Vale SA	646,329	14,350
	BRF - Brasil Foods SA	674,552	12,244
	Banco do Brasil SA	925,986	11,489
	Itausa - Investimentos Itau SA Prior Pfd.	2,407,124	11,441
	Petroleo Brasileiro SA	811,871	9,502
	BM&FBovespa SA	1,608,036	8,984
	CCR SA	1,076,304	8,346
	Ultrapar Participacoes SA	332,472	7,539
*	OGX Petroleo e Gas Participacoes SA	1,053,092	7,353
	Redecard SA	411,337	6,854
	Cia de Bebidas das Americas Prior Pfd.	156,890	6,571
	Cielo SA	210,541	6,325
	Cia Energetica de Minas Gerais ADR	251,269	6,199
	Cia Siderurgica Nacional SA ADR	678,088	6,049
	Souza Cruz SA	368,500	5,726
	Cia de Bebidas das Americas	153,572	5,478
	Banco Santander Brasil SA	610,806	4,957
	Embraer SA ADR	135,579	4,696
	BR Malls Participacoes SA	361,200	4,464
	Gerdau SA ADR	425,653	3,997
	Natura Cosmeticos SA	173,273	3,915
	Oi SA ADR	212,120	3,803
	Centrais Eletricas Brasileiras SA	438,034	3,748
	Lojas Americanas SA Prior Pfd.	393,368	3,673
	Tractebel Energia SA	209,970	3,608
	Bradespar SA Prior Pfd.	183,240	3,318
	CETIP SA - Mercados Organizados	205,300	3,156
	Lojas Renner SA	98,800	3,140
	Telefonica Brasil SA Prior Pfd.	108,300	3,084
*	JBS SA	744,574	2,918
	Gerdau SA Prior Pfd.	282,486	2,638
	Cia Paranaense de Energia ADR	103,300	2,588
	Itau Unibanco Holding SA	184,700	2,577
	Centrais Eletricas Brasileiras SA Prior Pfd.	215,076	2,567
	All America Latina Logistica SA	561,116	2,540
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,557	2,520
	Cia Energetica de Sao Paulo Prior Pfd.	128,334	2,441
	Tim Participacoes SA ADR	81,069	2,426
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	411,654	2,360
	Cosan SA Industria e Comercio	131,134	2,282
	Klabin SA Prior Pfd.	476,200	2,278
	Cia de Saneamento Basico do Estado de Sao Paulo	56,292	2,216
	Telefonica Brasil SA ADR	76,538	2,179
	Weg SA	204,056	2,156
	PDG Realty SA Empreendimentos e Participacoes	912,800	2,145
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	45,402	2,135
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	254,071	2,047
	Metalurgica Gerdau SA Prior Pfd. Class A	167,018	2,032

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Oi SA Prior Pfd.	330,494	1,985
	Itau Unibanco Holding SA Prior Pfd.	123,200	1,933
*	TAM SA Prior Pfd.	80,081	1,926
	Cia Siderurgica Nacional SA	217,400	1,847
	MRV Engenharia e Participacoes SA	292,300	1,708
	Cia Energetica de Minas Gerais Prior Pfd.	83,625	1,647
	Hypermarcas SA	250,226	1,627
	Multiplan Empreendimentos Imobiliarios SA	68,400	1,611
	Anhanguera Educacional Participacoes SA	120,900	1,600
	AES Tiete SA Prior Pfd.	112,916	1,570
	Usinas Siderurgicas de Minas Gerais SA	161,520	1,535
*	Oi SA	225,021	1,511
	Banco do Estado do Rio Grande do Sul Prior Pfd.	165,800	1,431
	Duratex SA	228,980	1,345
	EDP - Energias do Brasil SA	189,900	1,324
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	81,904	1,253
	Amil Participacoes SA	119,900	1,173
	Fibria Celulose SA	146,600	1,170
	EcoRodovias Infraestrutura e Logistica SA	140,900	1,167
	CPFL Energia SA	83,000	1,160
	Cia Energetica de Minas Gerais	61,202	1,049
	Light SA	81,164	1,048
	Gerdau SA	134,384	1,045
	Porto Seguro SA	103,512	1,016
*	HRT Participacoes em Petroleo SA	3,400	986
	Lojas Americanas SA	111,700	966
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	29,200	935
	Braskem SA ADR	63,136	928
	Sul America SA	110,688	909
*	MMX Mineracao e Metalicos SA	193,500	897
	Embraer SA	101,400	871
*	MPX Energia SA	31,700	851
	Suzano Papel e Celulose SA Prior Pfd.	205,674	774
	Marfrig Alimentos SA	133,700	740
	AES Tiete SA	50,500	638
	BRF - Brasil Foods SA ADR	32,158	593
	Tim Participacoes SA	95,310	563
*	OSX Brasil SA	65,000	504
	Banco Bradesco SA Prior Pfd.	31,366	500
	Cia de Gas de Sao Paulo Prior Pfd.	20,500	496
*	LLX Logistica SA	257,800	430
*	Oi SA ADR	46,556	311
*	B2W Cia Global Do Varejo	62,314	267
	Braskem SA Prior Pfd.	33,000	231
	Cia Paranaense de Energia Prior Pfd.	4,200	105
*	Itausa - Investimentos Itau SA Rights Exp. 05/31/2012	26,554	7
*	Companhia de Bebidas das Americas Exp. 06/01/2012	374	3
*	Companhia de Bebidas das Americas Pfd. Rights Exp. 05/28/2012	382	3
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd. Rights Exp. 05/31/2012	393	1
			487,932
Canada (7.2%)
	Royal Bank of Canada	1,175,038	67,908
	Toronto-Dominion Bank	735,124	62,130
	Bank of Nova Scotia	926,027	51,370
	Suncor Energy Inc.	1,285,293	42,455
	Barrick Gold Corp.	816,829	33,042
	Canadian Natural Resources Ltd.	895,296	31,104
	Canadian National Railway Co.	362,867	30,966
^	Bank of Montreal	519,520	30,855
	Potash Corp. of Saskatchewan Inc.	697,336	29,648
^	Enbridge Inc.	632,596	26,505
	TransCanada Corp.	574,609	25,280
	Goldcorp Inc.	659,683	25,263
	Canadian Imperial Bank of Commerce	327,243	24,689

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Cenovus Energy Inc.	612,763	22,238
	Manulife Financial Corp.	1,464,344	20,027
	Teck Resources Ltd. Class B	474,464	17,704
	Brookfield Asset Management Inc. Class A	510,446	16,845
*	Valeant Pharmaceuticals International Inc.	242,900	13,511
	Imperial Oil Ltd.	277,985	12,942
	Encana Corp.	604,580	12,663
	Sun Life Financial Inc.	480,532	11,782
	Agrium Inc.	129,444	11,403
	Talisman Energy Inc.	839,411	10,979
	Canadian Pacific Railway Ltd.	139,092	10,764
^	Crescent Point Energy Corp.	236,864	10,349
	National Bank of Canada	132,375	10,332
	Thomson Reuters Corp.	341,311	10,199
	Power Corp. of Canada	334,674	9,266
	Silver Wheaton Corp.	290,381	8,866
	Yamana Gold Inc.	603,609	8,854
	Canadian Oil Sands Ltd.	390,416	8,628
	BCE Inc.	208,605	8,451
	Magna International Inc.	190,908	8,366
	Nexen Inc.	430,095	8,311
	Kinross Gold Corp.	920,803	8,249
	Eldorado Gold Corp.	578,748	8,202
	First Quantum Minerals Ltd.	390,605	8,114
	Shoppers Drug Mart Corp.	174,700	7,527
	Tim Hortons Inc.	128,300	7,406
	Cameco Corp.	322,110	7,128
	Shaw Communications Inc. Class B	341,700	7,043
	Power Financial Corp.	229,050	6,863
	Intact Financial Corp.	105,100	6,786
	Pacific Rubiales Energy Corp.	235,900	6,768
	Fairfax Financial Holdings Ltd.	16,364	6,709
	Penn West Petroleum Ltd.	379,742	6,508
^,*	Research In Motion Ltd.	430,937	6,164
	Husky Energy Inc.	234,799	6,125
^	RioCan REIT	221,700	6,091
	Great-West Lifeco Inc.	230,837	5,842
	Saputo Inc.	121,490	5,678
	Brookfield Office Properties Inc.	311,106	5,634
	Agnico-Eagle Mines Ltd.	138,712	5,541
	Fortis Inc.	151,700	5,261
*	MEG Energy Corp.	117,200	5,103
	Bombardier Inc. Class B	1,174,615	4,970
	Canadian Utilities Ltd. Class A	69,921	4,926
	IGM Financial Inc.	104,566	4,906
	ARC Resources Ltd.	234,260	4,823
	SNC-Lavalin Group Inc.	121,833	4,581
	Canadian Tire Corp. Ltd. Class A	63,402	4,434
	Alimentation Couche Tard Inc. Class B	101,833	4,417
	Rogers Communications Inc. Class B	115,985	4,329
	CI Financial Corp.	173,600	4,156
*	CGI Group Inc. Class A	184,478	4,140
	Finning International Inc.	137,360	3,838
	IAMGOLD Corp.	306,021	3,795
*	Osisko Mining Corp.	310,296	3,194
	Loblaw Cos. Ltd.	90,642	3,060
	TransAlta Corp.	179,743	2,980
^,*	Ivanhoe Mines Ltd.	244,495	2,854
	TELUS Corp.	46,937	2,818
	George Weston Ltd.	42,921	2,743
^	TELUS Corp. Class A	40,683	2,387
	Niko Resources Ltd.	42,200	1,778
	Bell Aliant Inc.	63,073	1,670

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Bombardier Inc. Class A	47,233	202
		949,438
Chile (0.5%)
Empresas COPEC SA	421,152	6,837
Lan Airlines SA	207,649	5,851
SACI Falabella	576,850	5,660
Sociedad Quimica y Minera de Chile SA ADR	93,509	5,451
Empresa Nacional de Electricidad SA ADR	85,996	4,697
Cencosud SA	727,738	4,636
Banco de Chile	28,080,662	4,369
CAP SA	90,563	3,799
Enersis SA ADR	179,868	3,646
Empresas CMPC SA	886,485	3,644
Banco Santander Chile ADR	32,427	2,653
Banco de Credito e Inversiones	33,562	2,414
Banco Santander Chile	30,533,352	2,414
Sociedad Matriz Banco de Chile Class B	4,346,691	1,680
Colbun SA	5,815,731	1,654
ENTEL Chile SA	79,345	1,575
Cia Cervecerias Unidas SA	104,655	1,506
Empresa Nacional de Electricidad SA	766,330	1,396
Corpbanca	98,513,170	1,344
AES Gener SA	2,041,405	1,292
Embotelladora Andina SA Prior Pfd.	147,574	782
Enersis SA	1,731,976	708
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	7,263	425
		68,433
China (4.4%)
China Mobile Ltd.	4,910,308	54,325
China Construction Bank Corp.	58,847,463	45,668
Industrial & Commercial Bank of China	53,164,976	35,325
CNOOC Ltd.	14,619,000	30,892
Bank of China Ltd.	68,170,000	28,387
PetroChina Co. Ltd.	17,242,000	25,720
Tencent Holdings Ltd.	749,858	23,458
China Life Insurance Co. Ltd.	6,075,000	16,175
Ping An Insurance Group Co.	1,917,248	15,925
China Petroleum & Chemical Corp.	13,732,000	14,585
China Shenhua Energy Co. Ltd.	2,774,000	12,250
China Unicom Hong Kong Ltd.	5,834,182	10,204
Belle International Holdings Ltd.	5,165,328	10,079
Agricultural Bank of China Ltd.	18,944,715	8,960
Hengan International Group Co. Ltd.	747,290	7,896
China Overseas Land & Investment Ltd.	3,377,760	7,299
China Telecom Corp. Ltd.	13,260,000	7,107
China Merchants Bank Co. Ltd.	3,197,446	6,904
Want Want China Holdings Ltd.	5,421,583	6,618
Lenovo Group Ltd.	6,369,500	6,091
China Citic Bank Corp. Ltd.	9,074,840	5,750
Bank of Communications Co. Ltd.	7,182,720	5,527
Tingyi Cayman Islands Holding Corp.	1,850,467	4,917
China Minsheng Banking Corp. Ltd.	4,729,300	4,894
China Pacific Insurance Group Co. Ltd.	1,434,000	4,644
Dongfeng Motor Group Co. Ltd.	2,094,000	4,096
Kunlun Energy Co. Ltd.	2,322,000	4,075
China Coal Energy Co. Ltd.	3,356,000	3,834
PICC Property & Casualty Co. Ltd.	3,004,040	3,737
China Communications Construction Co. Ltd.	3,726,000	3,713
China Resources Land Ltd.	1,933,003	3,699
China Resources Enterprise Ltd.	1,000,000	3,620
^ Anhui Conch Cement Co. Ltd.	1,038,000	3,453
Inner Mongolia Yitai Coal Co. Class B	589,805	3,362
China Mengniu Dairy Co. Ltd.	1,091,000	3,359
Yanzhou Coal Mining Co. Ltd.	1,587,760	3,325

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Merchants Holdings International Co. Ltd.	1,016,893	3,274
^,*	Sun Art Retail Group Ltd.	2,351,555	3,114
^	China National Building Material Co. Ltd.	2,214,400	2,968
^	Evergrande Real Estate Group Ltd.	4,999,336	2,870
	China Resources Power Holdings Co. Ltd.	1,524,400	2,771
	Jiangxi Copper Co. Ltd.	1,136,000	2,732
	Beijing Enterprises Holdings Ltd.	478,500	2,670
^	Tsingtao Brewery Co. Ltd.	390,000	2,357
	ENN Energy Holdings Ltd.	646,000	2,257
	Guangzhou Automobile Group Co. Ltd.	1,953,558	2,157
*	Brilliance China Automotive Holdings Ltd.	1,998,000	2,155
*	Alibaba.com Ltd.	1,186,000	2,033
	China Oilfield Services Ltd.	1,240,000	1,998
^	GOME Electrical Appliances Holding Ltd.	10,548,357	1,903
^	Great Wall Motor Co. Ltd.	837,250	1,797
	Huaneng Power International Inc.	3,024,000	1,790
	China International Marine Containers Group Co. Ltd. Class B	1,182,237	1,736
	COSCO Pacific Ltd.	1,188,578	1,718
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,146,405	1,701
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,472,000	1,688
	Sino-Ocean Land Holdings Ltd.	3,560,185	1,651
	Zijin Mining Group Co. Ltd.	4,992,000	1,618
^	GCL-Poly Energy Holdings Ltd.	6,119,000	1,569
^	Aluminum Corp. of China Ltd.	3,234,000	1,557
^	Weichai Power Co. Ltd.	323,000	1,512
^	Shimao Property Holdings Ltd.	1,150,594	1,511
	Kingboard Chemical Holdings Ltd.	540,500	1,510
	Citic Pacific Ltd.	919,000	1,508
	Sinopharm Group Co. Ltd.	570,000	1,485
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	140,303	1,482
^	China Yurun Food Group Ltd.	1,167,000	1,482
^,*,1	New China Life Insurance Co. Ltd.	322,500	1,457
	Shanghai Industrial Holdings Ltd.	436,000	1,452
	China Railway Group Ltd.	3,650,000	1,439
	Agile Property Holdings Ltd.	1,090,000	1,418
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,406
	China Vanke Co. Ltd. Class B	1,035,339	1,380
^,*	Byd Co. Ltd.	519,600	1,358
	Shanghai Electric Group Co. Ltd.	2,708,000	1,356
	Air China Ltd.	1,854,000	1,339
	China Railway Construction Corp. Ltd.	1,686,074	1,337
^	Longfor Properties Co. Ltd.	842,500	1,331
	Parkson Retail Group Ltd.	1,178,500	1,309
	Soho China Ltd.	1,676,500	1,300
^,*,1	Chow Tai Fook Jewellery Group Ltd.	860,200	1,295
^	Golden Eagle Retail Group Ltd.	491,000	1,282
	CSR Corp. Ltd.	1,596,000	1,281
	China Resources Cement Holdings Ltd.	1,600,000	1,264
	Zhuzhou CSR Times Electric Co. Ltd.	439,000	1,238
^	ZTE Corp.	505,226	1,220
	Yuexiu Property Co. Ltd.	5,430,000	1,210
^	Country Garden Holdings Co. Ltd.	2,714,960	1,171
^	China COSCO Holdings Co. Ltd.	2,031,800	1,169
	Guangdong Investment Ltd.	1,552,000	1,139
^	Geely Automobile Holdings Ltd.	3,035,000	1,123
	MGM China Holdings Ltd.	604,576	1,116
	China BlueChemical Ltd.	1,536,000	1,095
^	Guangzhou R&F Properties Co. Ltd.	813,200	1,080
^,*	Chongqing Rural Commercial Bank	2,338,000	1,075
	China Everbright Ltd.	674,000	1,064
	China State Construction International Holdings Ltd.	1,140,000	1,047
	Datang International Power Generation Co. Ltd.	2,948,000	1,045
^,*,1	CITIC Securities Co. Ltd.	483,500	1,011
	China Foods Ltd.	934,000	1,006

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Shui On Land Ltd.	2,355,900	984
	Wumart Stores Inc.	427,000	983
^,*	China Shipping Container Lines Co. Ltd.	3,027,700	981
	Zhejiang Expressway Co. Ltd.	1,356,000	972
	Jiangsu Expressway Co. Ltd.	986,000	969
	Zhaojin Mining Industry Co. Ltd.	694,000	966
	Beijing Capital International Airport Co. Ltd.	1,466,000	955
	China Agri-Industries Holdings Ltd.	1,304,000	954
	Nine Dragons Paper Holdings Ltd.	1,155,331	947
	China Resources Gas Group Ltd.	488,000	945
	Fosun International Ltd.	1,577,000	935
	China Longyuan Power Group Corp.	1,178,000	923
^	Zhongsheng Group Holdings Ltd.	455,500	900
	China Communications Services Corp. Ltd.	1,612,800	827
*	Far East Horizon Ltd.	1,064,445	817
*	Semiconductor Manufacturing International Corp.	16,349,000	810
	BBMG Corp.	927,500	795
^	Poly Hong Kong Investments Ltd.	1,499,000	778
	Franshion Properties China Ltd.	2,828,000	777
*	China Southern Airlines Co. Ltd.	1,689,000	757
^	Anta Sports Products Ltd.	763,000	753
	Dongfang Electric Corp. Ltd.	274,000	743
^	Shougang Fushan Resources Group Ltd.	2,106,000	734
*	Shanghai Pharmaceuticals Holding Co. Ltd.	472,300	709
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	691
^	Huabao International Holdings Ltd.	1,876,000	675
	Lee & Man Paper Manufacturing Ltd.	1,435,200	670
	China Shipping Development Co. Ltd.	1,028,000	664
	Shenzhen International Holdings Ltd.	9,397,500	640
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	612
	New World China Land Ltd.	1,979,400	608
^	Angang Steel Co. Ltd.	876,000	595
^	Li Ning Co. Ltd.	631,500	579
	KWG Property Holding Ltd.	866,500	567
	Shenzhen Investment Ltd.	2,414,808	560
	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	546
	Bosideng International Holdings Ltd.	1,778,000	511
^	China Zhongwang Holdings Ltd.	1,220,800	501
^	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	499
	China National Materials Co. Ltd.	1,291,000	496
	Travelsky Technology Ltd.	894,000	494
	Metallurgical Corp. of China Ltd.	2,208,000	490
^	Renhe Commercial Holdings Co. Ltd.	8,412,000	484
	China Travel International Inv HK	2,418,000	484
^,*	China Eastern Airlines Corp. Ltd.	1,440,000	479
^	Guangshen Railway Co. Ltd.	1,274,000	472
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	456
	Harbin Electric Co. Ltd.	432,000	449
	CSG Holding Co. Ltd. Class B	563,712	434
	Anhui Gujing Distillery Co. Ltd. Class B	47,700	413
^	Maanshan Iron & Steel	1,428,000	400
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	398
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	394
	Sinotruk Hong Kong Ltd.	631,500	384
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	377
	Lianhua Supermarket Holdings Co. Ltd.	340,200	356
	China Merchants Property Development Co. Ltd. Class B	187,950	354
	Sinofert Holdings Ltd.	1,623,153	353
^	Hopewell Highway Infrastructure Ltd.	649,100	338
^	Greentown China Holdings Ltd.	486,500	337
	Zhejiang Southeast Electric Power Co. Class B	632,700	333
	Kingboard Laminates Holdings Ltd.	686,500	319
^	Hopson Development Holdings Ltd.	524,000	314
*	Citic Resources Holdings Ltd.	1,886,690	309

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Dongxiang Group Co.	2,186,000	294
*	China Molybdenum Co. Ltd.	740,000	286
	Hidili Industry International Development Ltd.	838,000	286
	Weifu High-Technology Group Co. Ltd. Class B	98,200	285
	Sichuan Expressway Co. Ltd.	674,000	270
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	260
	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	241
^,*	Huadian Power International Co.	1,046,000	240
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	232
	Shenzhen Expressway Co. Ltd.	552,000	230
	Weiqiao Textile Co.	450,000	221
*	Shanghai Haixin Group Co. Class B	462,434	215
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	213
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	213
	Sinotrans Ltd.	1,258,000	213
	Anhui Expressway Co.	376,000	213
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	209
*	Shanghai Friendship Group Inc. Ltd. Class B	139,590	209
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	192
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	190
^	Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	186
	Dazhong Transportation Group Co. Ltd. Class B	345,500	180
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	175
	Jiangling Motors Corp. Ltd. Class B	69,000	164
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	160
	Guangzhou Shipyard International Co. Ltd.	176,800	151
	Guangzhou Pharmaceutical Co. Ltd.	148,000	143
	Shandong Chenming Paper Holdings Ltd.	311,500	143
	Bengang Steel Plates Co. Class B	372,700	136
*	BOE Technology Group Co. Ltd. Class B	858,720	131
	China Huiyuan Juice Group Ltd.	383,000	128
	Beijing North Star Co. Ltd.	620,000	114
	Jinzhou Port Co. Ltd. Class B	211,860	102
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	91
*	Huadian Energy Co. Ltd. Class B	299,100	88
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	85
	Double Coin Holdings Ltd. Class B	132,000	79
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	72
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	71
	Hainan Airlines Co. Ltd. Class B	35,200	26
			590,346
Colombia (0.3%)
	Ecopetrol SA	3,609,308	11,673
	BanColombia SA ADR	75,067	5,092
	BanColombia SA	307,185	5,037
	Grupo de Inversiones Suramericana SA	188,450	3,418
	Almacenes Exito SA	181,393	2,944
	Inversiones Argos SA	259,310	2,501
	Cementos Argos SA	284,328	1,968
	Interconexion Electrica SA ESP	261,622	1,692
	Corp Financiera Colombiana SA	75,402	1,468
	Isagen SA ESP	687,241	961
			36,754
Czech Republic (0.1%)
	CEZ AS	170,020	6,854
	Komercni Banka AS	12,790	2,350
	Telefonica Czech Republic AS	108,059	2,181
			11,385
Denmark (0.9%)
	Novo Nordisk A/S Class B	402,412	59,325
*	Danske Bank A/S	761,182	12,370
	AP Moeller - Maersk A/S Class B	1,349	10,563
	Carlsberg A/S Class B	96,561	8,335

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Novozymes A/S	222,055	5,827
	Coloplast A/S Class B	25,139	4,654
	AP Moeller - Maersk A/S Class A	554	4,132
	DSV A/S	155,702	3,551
^	FLSmidth & Co. A/S	42,919	3,021
^,*	William Demant Holding A/S	19,296	1,823
^,*	Vestas Wind Systems A/S	169,905	1,498
	Tryg A/S	20,095	1,122
	H Lundbeck A/S	45,810	918
	Rockwool International A/S Class B	6,226	594
			117,733
Egypt (0.1%)
	Orascom Construction Industries GDR	85,298	3,762
	Commercial International Bank Egypt SAE	477,054	2,015
	Orascom Telecom Holding SAE GDR	446,610	1,250
	Egyptian Co. for Mobile Services	33,769	1,098
*	Talaat Moustafa Group	1,274,836	891
*	Egyptian Financial Group-Hermes Holding	393,747	881
	Egyptian Kuwaiti Holding Co. SAE	713,388	791
	Telecom Egypt Co.	261,840	564
*	Orascom Telecom Media And Technology Holding SAE	2,116,323	497
	National Societe Generale Bank SAE	95,052	448
*	Orascom Telecom Media And Technology Holding SAE GDR	394,184	446
	Ezz Steel	305,708	369
	ElSwedy Electric Co.	90,127	323
	Sidi Kerir Petrochemicals Co.	114,979	233
*	Maridive & Oil Services SAE	95,702	122
*	Egyptian Iron & Steel Co.	147,028	100
			13,790
Finland (0.5%)
	Sampo Oyj	458,630	12,211
	Nokia Oyj	3,052,088	11,054
	Kone Oyj Class B	135,275	8,371
	Fortum Oyj	367,143	7,897
	Wartsila OYJ Abp	161,066	6,527
	UPM-Kymmene Oyj	426,179	5,469
	Metso Oyj	122,168	5,248
	Nokian Renkaat Oyj	103,561	4,916
	Stora Enso Oyj	498,328	3,411
	Kesko Oyj Class B	55,840	1,494
^,*	Outokumpu Oyj	907,742	1,477
	Neste Oil Oyj	109,419	1,295
^	Rautaruukki Oyj	81,312	767
^	Sanoma Oyj	38,003	397
			70,534
France (6.6%)
	Total SA	1,823,804	87,550
	Sanofi	1,062,825	81,181
^	LVMH Moet Hennessy Louis Vuitton SA	303,531	50,355
	Danone	529,229	37,258
	BNP Paribas SA	850,326	34,319
	GDF Suez	1,378,057	31,729
	Air Liquide SA	231,509	29,779
^	L'Oreal SA	240,514	28,953
	Schneider Electric SA	447,434	27,560
	AXA SA	1,896,957	26,956
	Pernod-Ricard SA	214,327	22,240
	France Telecom SA	1,621,716	22,231
	Vinci SA	461,103	21,386
	Vivendi SA	1,011,928	18,717
	Cie de St-Gobain	432,582	18,162
	ArcelorMittal	958,843	16,657
	Cie Generale d'Optique Essilor International SA	173,715	15,307

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Societe Generale SA	634,021	15,010
	Unibail-Rodamco SE	74,836	14,003
	European Aeronautic Defence and Space Co. NV	334,681	13,226
^	PPR	77,397	12,953
	Carrefour SA	554,256	11,133
	Cie Generale des Etablissements Michelin	146,301	10,934
	Technip SA	90,297	10,254
	Christian Dior SA	59,275	8,938
	Renault SA	180,651	8,218
	Sodexo	95,480	7,607
	Legrand SA	211,824	7,151
	Lafarge SA	174,770	6,831
	SES SA	272,350	6,526
	Alstom SA	181,964	6,508
	Accor SA	186,250	6,441
	Veolia Environnement SA	423,958	6,208
	Publicis Groupe SA	119,566	6,174
	Safran SA	166,311	6,164
	Edenred	185,336	5,921
	Vallourec SA	96,683	5,822
	Gemalto NV	71,791	5,348
^	Bouygues SA	194,725	5,313
	Cap Gemini SA	127,261	4,972
	Dassault Systemes SA	50,024	4,854
	Eutelsat Communications SA	135,011	4,807
	Electricite de France SA	214,028	4,534
	Arkema SA	50,170	4,450
	Suez Environnement Co.	313,096	4,417
	Credit Agricole SA	818,946	4,216
	SCOR SE	152,121	4,022
	Bureau Veritas SA	44,954	4,005
	Zodiac Aerospace	33,707	3,709
	Groupe Eurotunnel SA	437,921	3,685
*	Cie Generale de Geophysique - Veritas	124,950	3,583
*	Casino Guichard Perrachon SA	35,796	3,517
	Societe BIC SA	30,318	3,340
	Lagardere SCA	108,892	3,302
	STMicroelectronics NV	559,895	3,224
	AtoS	49,939	3,218
	Valeo SA	63,202	3,108
*	Alcatel-Lucent	1,836,845	2,825
	Thales SA	80,637	2,796
	Aeroports de Paris	31,489	2,650
	Peugeot SA	218,387	2,623
	Hermes International	6,943	2,454
^	Klepierre	77,280	2,450
	Iliad SA	18,038	2,323
	Natixis	743,572	2,267
	Wendel SA	29,591	2,217
	CNP Assurances	144,351	2,027
	Eiffage SA	58,183	1,981
	Rexel SA	85,524	1,789
	Imerys SA	30,021	1,711
^	Fonciere Des Regions	21,864	1,694
	SEB SA	19,455	1,552
*	JCDecaux SA	53,751	1,526
*	ICADE	17,155	1,447
	Gecina SA	14,762	1,369
	Eurazeo	25,692	1,317
	BioMerieux	15,805	1,295
^	Societe Television Francaise 1	132,720	1,286
^	Eramet	8,976	1,197
	Faurecia	42,985	924
	Bollore	3,894	844

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	APERAM	46,025	780
	Euler Hermes SA	10,905	773
	Ipsen SA	26,428	704
^,*	Air France-KLM	122,066	587
^	PagesJaunes Groupe	108,203	311
^	Ciments Francais SA	4,339	278
			875,983
Germany (5.5%)
	Siemens AG	746,539	69,295
^	BASF SE	753,866	62,069
	SAP AG	751,076	49,807
	Daimler AG	867,207	47,984
^	Bayer AG	675,738	47,616
	Allianz SE	371,480	41,436
^	E.ON AG	1,556,064	35,232
	Deutsche Bank AG	760,279	33,006
	Deutsche Telekom AG	2,675,514	30,166
	Volkswagen AG Prior Pfd.	138,788	26,309
	Bayerische Motoren Werke AG	246,110	23,408
^	Muenchener Rueckversicherungs AG	146,736	21,314
^	RWE AG	469,492	20,182
^	Linde AG	104,477	17,883
	Adidas AG	170,971	14,261
	Deutsche Post AG	737,986	13,781
	Fresenius Medical Care AG & Co. KGaA	183,804	13,052
	Henkel AG & Co. KGaA Prior Pfd.	145,055	10,794
	Fresenius SE & Co. KGaA	104,495	10,433
	Deutsche Boerse AG	160,345	10,068
	Infineon Technologies AG	876,289	8,733
^	HeidelbergCement AG	153,194	8,430
*	K&S AG	156,154	7,805
	Porsche Automobil Holding SE Prior Pfd.	125,212	7,650
	ThyssenKrupp AG	314,733	7,464
*	Commerzbank AG	3,115,383	6,745
	Henkel AG & Co. KGaA	105,740	6,475
^	Continental AG	64,993	6,304
	Merck KGaA	52,654	5,788
	Lanxess AG	67,122	5,344
^	Beiersdorf AG	74,504	5,229
	Brenntag AG	41,433	5,162
	GEA Group AG	151,309	4,997
*	Kabel Deutschland Holding AG	73,508	4,634
	Metro AG	134,175	4,332
^	MAN SE	34,181	4,321
	Volkswagen AG	24,193	4,133
*	QIAGEN NV	188,963	3,124
^	Hannover Rueckversicherung AG	48,738	2,950
	Hochtief AG	46,186	2,709
	Bilfinger Berger SE	27,945	2,557
	Deutsche Lufthansa AG	186,772	2,432
	Fraport AG Frankfurt Airport Services Worldwide	30,942	2,012
	Salzgitter AG	36,562	1,916
^	Axel Springer AG	40,474	1,847
^	Software AG	52,616	1,839
	United Internet AG	86,383	1,710
^	Puma SE	4,826	1,694
	Hugo Boss AG Prior Pfd.	14,347	1,602
*	TUI AG	203,799	1,490
	Suedzucker AG	44,913	1,368
	Celesio AG	73,107	1,261
^	Wacker Chemie AG	12,964	1,045
	Fielmann AG	9,810	951
	Hamburger Hafen und Logistik AG	22,745	754

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	SMA Solar Technology AG	9,049	379
			735,282
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	114,166	2,268
	OPAP SA	191,250	1,709
*	National Bank of Greece SA	670,093	1,495
*	National Bank of Greece SA ADR	506,761	1,155
	Hellenic Telecommunications Organization SA ADR	681,458	1,141
	Hellenic Petroleum SA	92,718	682
*	Alpha Bank AE	406,598	571
	Public Power Corp. SA	89,608	301
*	EFG Eurobank Ergasias SA	329,973	263
			9,585
Hong Kong (2.5%)
1	AIA Group Ltd.	9,847,456	34,849
	Hutchison Whampoa Ltd.	2,610,000	25,004
	Sun Hung Kai Properties Ltd.	1,603,409	19,205
	Cheung Kong Holdings Ltd.	1,426,000	18,859
	Hong Kong Exchanges and Clearing Ltd.	881,700	14,022
	CLP Holdings Ltd.	1,489,000	12,747
	Hong Kong & China Gas Co. Ltd.	4,853,868	12,399
	BOC Hong Kong Holdings Ltd.	3,467,237	10,717
	Li & Fung Ltd.	4,952,000	10,560
	Jardine Matheson Holdings Ltd.	211,674	10,470
	Power Assets Holdings Ltd.	1,310,000	9,780
	Hongkong Land Holdings Ltd.	1,437,130	8,897
	Swire Pacific Ltd. Class A	742,000	8,747
	Hang Seng Bank Ltd.	624,700	8,555
	Sands China Ltd.	1,953,200	7,647
	Link REIT	1,832,843	7,625
	Wharf Holdings Ltd.	1,257,275	7,456
	Hang Lung Properties Ltd.	1,856,000	6,824
^	Bank of East Asia Ltd.	1,684,600	6,268
	Jardine Strategic Holdings Ltd.	180,000	5,778
	Henderson Land Development Co. Ltd.	986,466	5,597
	Hang Lung Group Ltd.	842,000	5,251
	MTR Corp. Ltd.	1,381,000	4,898
	New World Development Co. Ltd.	3,720,705	4,612
	Sino Land Co. Ltd.	2,365,600	4,058
^	Wynn Macau Ltd.	1,250,400	3,997
	SJM Holdings Ltd.	1,760,000	3,846
^,*,1	Galaxy Entertainment Group Ltd.	1,018,000	3,174
	Hysan Development Co. Ltd.	628,000	2,839
	Shangri-La Asia Ltd.	1,296,390	2,744
	Kerry Properties Ltd.	571,000	2,591
	First Pacific Co. Ltd.	2,331,200	2,525
	Yue Yuen Industrial Holdings Ltd.	668,830	2,231
	Cheung Kong Infrastructure Holdings Ltd.	372,000	2,205
	Wheelock & Co. Ltd.	649,000	2,187
	AAC Technologies Holdings Inc.	742,000	2,179
^	ASM Pacific Technology Ltd.	161,200	2,178
	Esprit Holdings Ltd.	1,044,396	2,135
	Cathay Pacific Airways Ltd.	1,244,015	2,105
	Wing Hang Bank Ltd.	194,500	2,062
	Television Broadcasts Ltd.	268,000	1,963
	PCCW Ltd.	4,542,000	1,687
^	VTech Holdings Ltd.	150,200	1,680
	Hopewell Holdings Ltd.	525,500	1,408
	Orient Overseas International Ltd.	206,500	1,407
	Swire Properties Ltd.	511,900	1,402
	Xinyi Glass Holdings Ltd.	2,178,000	1,400
	NWS Holdings Ltd.	849,500	1,276
	Lifestyle International Holdings Ltd.	531,000	1,238
^	Techtronic Industries Co.	1,010,000	1,212

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Cafe de Coral Holdings Ltd.	348,000	953
	Johnson Electric Holdings Ltd.	1,503,500	941
^	Champion REIT	2,102,000	916
*	Foxconn International Holdings Ltd.	1,784,000	844
*	Melco International Development Ltd.	781,000	818
	Great Eagle Holdings Ltd.	253,000	743
	Shun Tak Holdings Ltd.	1,791,625	739
	Texwinca Holdings Ltd.	548,000	670
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	564
	Dah Sing Financial Holdings Ltd.	108,900	389
^	Brightoil Petroleum Holdings Ltd.	1,650,000	363
	Kowloon Development Co. Ltd.	311,000	326
*	Mongolia Energy Corp. Ltd.	3,891,000	324
	Dah Sing Banking Group Ltd.	260,920	270
	Hutchison Harbour Ring Ltd.	2,988,000	265
*	HKT Trust / HKT Ltd.	185,694	144
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	—
			333,765
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	64,253	5,312
	OTP Bank plc	231,688	4,061
	Richter Gedeon Nyrt	11,530	1,993
	Magyar Telekom Telecommunications plc	363,069	913
			12,279
India (2.0%)
	ITC Ltd.	4,713,732	21,935
^	Infosys Ltd. ADR	362,152	17,148
	Housing Development Finance Corp.	877,273	11,183
1	Reliance Industries Ltd. GDR	381,049	10,778
	Larsen & Toubro Ltd.	373,083	8,663
	HDFC Bank Ltd. ADR	230,095	7,899
	Reliance Industries Ltd.	554,607	7,824
	Bharti Airtel Ltd.	1,221,725	7,179
	ICICI Bank Ltd. ADR	203,706	6,904
	Hindustan Unilever Ltd.	706,424	5,590
	Tata Consultancy Services Ltd.	235,912	5,564
	Bajaj Auto Ltd.	177,442	5,454
	Axis Bank Ltd.	253,143	5,300
	Oil & Natural Gas Corp. Ltd.	971,969	4,973
	Infosys Ltd.	105,601	4,903
	State Bank of India GDR	57,717	4,691
*	Tata Motors Ltd.	768,085	4,591
	NTPC Ltd.	1,341,632	4,130
	Wipro Ltd. ADR	382,466	3,695
	Coal India Ltd.	510,709	3,410
*	HDFC Bank Ltd.	289,461	2,981
	Cipla Ltd.	492,005	2,908
	Jindal Steel & Power Ltd.	301,459	2,879
	Sun Pharmaceutical Industries Ltd.	249,646	2,851
	Lupin Ltd.	268,534	2,812
	Hero Motocorp Ltd.	64,760	2,746
	Hindalco Industries Ltd.	1,172,669	2,678
	Kotak Mahindra Bank Ltd.	235,821	2,600
	Bharat Heavy Electricals Ltd.	596,625	2,537
	Grasim Industries Ltd.	50,083	2,436
	Titan Industries Ltd.	548,995	2,423
	Ultratech Cement Ltd.	89,717	2,422
	Power Grid Corp. of India Ltd.	1,116,082	2,352
	Mahindra & Mahindra Ltd.	173,007	2,325
	Nestle India Ltd.	23,723	2,104
	Infrastructure Development Finance Co. Ltd.	875,846	2,002
	Punjab National Bank	119,977	1,931
	GAIL India Ltd.	305,790	1,913
	Maruti Suzuki India Ltd.	69,647	1,811

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Tata Steel Ltd.	189,949	1,666
	HCL Technologies Ltd.	166,814	1,619
	Asian Paints Ltd.	23,123	1,547
	Dr Reddy's Laboratories Ltd. ADR	44,332	1,500
	DLF Ltd.	417,763	1,478
*	Tata Power Co. Ltd.	697,999	1,394
	Ambuja Cements Ltd.	488,485	1,393
	Sterlite Industries India Ltd.	667,993	1,346
*	Cairn India Ltd.	202,924	1,325
	Sesa Goa Ltd.	349,726	1,247
	Rural Electrification Corp. Ltd.	291,964	1,155
	Colgate-Palmolive India Ltd.	54,385	1,142
	JSW Steel Ltd.	85,391	1,121
	Adani Enterprises Ltd.	210,272	1,117
	ICICI Bank Ltd.	65,060	1,089
	Dr Reddy's Laboratories Ltd.	32,329	1,082
	Bharat Petroleum Corp. Ltd.	85,112	1,081
	Cummins India Ltd.	116,736	1,067
	Jaiprakash Associates Ltd.	747,372	1,057
	Bajaj Holdings and Investment Ltd.	64,808	1,038
	Reliance Infrastructure Ltd.	101,739	1,016
	Tata Chemicals Ltd.	152,444	971
	Steel Authority of India Ltd.	529,166	948
*	Idea Cellular Ltd.	634,843	946
	Ranbaxy Laboratories Ltd.	98,497	937
	Siemens Ltd.	62,590	919
*	Reliance Power Ltd.	443,994	900
	Bank of Baroda	60,801	887
	Zee Entertainment Enterprises Ltd.	369,440	883
	Exide Industries Ltd.	359,584	881
	Divi's Laboratories Ltd.	54,035	877
	Indiabulls Financial Services Ltd.	190,150	874
	Indian Oil Corp. Ltd.	173,257	871
	Dabur India Ltd.	406,340	861
	ACC Ltd.	36,537	856
	Bharat Forge Ltd.	140,328	851
	Power Finance Corp. Ltd.	252,357	812
*	Satyam Computer Services Ltd.	552,042	807
	Adani Ports and Special Economic Zone	318,646	772
*	Unitech Ltd.	1,523,516	765
	Hindustan Petroleum Corp. Ltd.	133,397	763
	United Spirits Ltd.	49,346	731
	Union Bank of India	162,841	691
	Reliance Communications Ltd.	472,822	672
*	Oracle Financial Services Software Ltd.	13,331	662
	Glenmark Pharmaceuticals Ltd.	106,346	654
	GlaxoSmithKline Pharmaceuticals Ltd.	15,508	631
	Crompton Greaves Ltd.	245,489	612
	Bank of India	86,945	582
	Canara Bank	70,482	582
	Reliance Capital Ltd.	92,778	578
	Mphasis Ltd.	82,000	573
	Oil India Ltd.	63,202	547
	Bharat Electronics Ltd.	19,420	542
	Piramal Healthcare Ltd.	63,995	531
	Cadila Healthcare Ltd.	37,487	519
	Wipro Ltd.	67,218	516
	NHPC Ltd.	1,427,030	511
	Container Corp. Of India	29,845	506
	Ashok Leyland Ltd.	808,985	493
	Hindustan Zinc Ltd.	189,510	459
	Shriram Transport Finance Co. Ltd.	41,408	450
	Great Eastern Shipping Co. Ltd.	93,331	450
*	Adani Power Ltd.	350,359	425

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Castrol India Ltd.	41,330	392
	Torrent Power Ltd.	100,414	388
	Tata Communications Ltd. ADR	41,966	378
*	GMR Infrastructure Ltd.	745,467	375
	Godrej Industries Ltd.	73,817	372
	Aditya Birla Nuvo Ltd.	21,073	370
	IDBI Bank Ltd.	164,815	317
*	Suzlon Energy Ltd.	693,659	299
	JSW Energy Ltd.	250,611	233
	Sun TV Network Ltd.	37,959	206
	Oriental Bank of Commerce	45,577	199
	ABB Ltd.(Foreign)	11,814	182
	Mangalore Refinery & Petrochemicals Ltd.	149,186	175
	Corp Bank	22,522	174
*	Essar Oil Ltd.	117,332	121
	Tata Communications Ltd.	25,747	116
*	Mahanagar Telephone Nigam ADR	38,500	35
			259,635
Indonesia (0.7%)
	Astra International Tbk PT	2,461,500	18,955
	Bank Central Asia Tbk PT	10,061,000	8,737
	Telekomunikasi Indonesia Persero Tbk PT	8,243,500	7,601
	United Tractors Tbk PT	2,280,772	7,317
	Bank Rakyat Indonesia Persero Tbk PT	10,035,500	7,225
	Bank Mandiri Persero Tbk PT	7,495,478	6,011
	Bumi Resources Tbk PT	16,850,500	3,700
	Semen Gresik Persero Tbk PT	2,433,500	3,207
	Gudang Garam Tbk PT	461,000	2,961
	Perusahaan Gas Negara Persero Tbk PT	7,866,500	2,857
	Kalbe Farma Tbk PT	6,320,000	2,759
	Unilever Indonesia Tbk PT	1,257,000	2,712
	Adaro Energy Tbk PT	10,329,446	2,081
	Charoen Pokphand Indonesia Tbk PT	6,607,500	1,966
	Bank Negara Indonesia Persero Tbk PT	4,464,144	1,948
	Indocement Tunggal Prakarsa Tbk PT	906,000	1,774
	Indofood Sukses Makmur Tbk PT	2,949,000	1,550
	Tambang Batubara Bukit Asam Persero Tbk PT	742,500	1,486
	Indo Tambangraya Megah Tbk PT	281,000	1,213
	Jasa Marga Persero Tbk PT	1,623,000	942
	Bank Danamon Indonesia Tbk PT	1,526,894	928
	Astra Agro Lestari Tbk PT	400,000	927
	Indosat Tbk PT	1,700,500	893
	Aneka Tambang Persero Tbk PT	3,116,500	582
*	Indofood CBP Sukses Makmur Tbk PT	927,500	568
	Vale Indonesia Tbk PT	1,600,000	537
			91,437
Ireland (0.2%)
	CRH plc (Foreign)	585,017	11,858
*	Elan Corp. plc	477,120	6,578
	Kerry Group plc Class A	109,295	4,991
*	Ryanair Holdings plc ADR	105,626	3,557
*	Ryanair Holdings plc	58,749	332
	CRH plc	2,650	54
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			27,370
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	725,433	33,172
	Israel Chemicals Ltd.	423,684	4,846
	Bank Leumi Le-Israel BM	1,193,135	3,732
	Bank Hapoalim BM	810,043	3,006
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,634,219	2,724
*	NICE Systems Ltd.	51,554	1,976
	Israel Corp. Ltd.	1,805	1,176

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Isramco Negev 2 LP	8,046,295	1,144
*	Mizrahi Tefahot Bank Ltd.	94,778	854
*	Israel Discount Bank Ltd. Class A	616,136	799
	Azrieli Group	30,850	757
	Delek Group Ltd.	3,581	697
	Gazit-Globe Ltd.	64,174	686
*	Avner Oil Exploration LLP	1,044,053	683
*	Delek Drilling - LP	167,604	610
	Elbit Systems Ltd.	16,328	596
	Osem Investments Ltd.	33,048	504
	Cellcom Israel Ltd. (Registered)	37,303	470
	Partner Communications Co. Ltd.	58,240	435
*	Oil Refineries Ltd.	682,924	397
*	Ratio Oil Exploration 1992 LP	4,469,171	390
*	Strauss Group Ltd.	29,498	357
	Paz Oil Co. Ltd.	2,521	344
*	Clal Insurance Enterprises Holdings Ltd.	16,465	258
*	Migdal Insurance & Financial Holding Ltd.	171,429	252
	Shufersal Ltd.	56,514	199
	Hot Telecommunication System Ltd.	18,619	188
*	First International Bank Of Israel Ltd.	15,980	181
	Ormat Industries	35,364	176
	Shikun & Binui Ltd.	93,071	166
	Harel Insurance Investments & Financial Services Ltd.	4,300	164
*	Koor Industries Ltd.	11,063	161
	Clal Industries and Investments Ltd.	38,102	140
*	Jerusalem Economy Ltd.	18,922	139
	Delek Automotive Systems Ltd.	16,396	137
*	Menorah Mivtachim Holdings Ltd.	16,132	128
*	Africa Israel Investments Ltd.	28,394	108
*	Discount Investment Corp.	19,579	99
*	IDB Holding Corp. Ltd.	11,488	81
*	B Communications Ltd.	6,936	67
	Property & Building Corp.	1,142	45
			63,044
Italy (1.6%)
	ENI SPA	2,219,399	49,315
	Enel SPA	5,738,205	18,818
	Assicurazioni Generali SPA	1,262,005	17,218
	Intesa Sanpaolo SPA (Registered)	9,507,240	14,412
*	UniCredit SPA	3,565,790	14,223
	Saipem SPA	267,015	13,198
*	Telecom Italia SPA (Registered)	10,900,389	12,366
	Fiat Industrial SPA	667,247	7,575
	Snam SPA	1,370,254	6,510
	Atlantia SPA	377,745	5,728
	Tenaris SA ADR	137,850	5,402
*	Telecom Italia SPA (Bearer)	4,967,679	4,653
	Terna Rete Elettrica Nazionale SPA	1,232,959	4,580
	Luxottica Group SPA	111,180	3,976
*	Fiat SPA	652,538	3,152
	Prysmian SPA	169,954	2,768
	Unione di Banche Italiane SCPA	743,307	2,763
^,*	Prada SPA	407,106	2,754
	Enel Green Power SPA	1,609,072	2,598
	Pirelli & C SPA	194,036	2,364
	Tenaris SA	110,715	2,155
^	Banco Popolare SC	1,417,643	2,108
	Mediobanca SPA	352,301	1,722
	Mediaset SPA	699,903	1,666
	Davide Campari-Milano SPA	225,501	1,594
^	Banca Monte dei Paschi di Siena SPA	4,459,332	1,586
^	Finmeccanica SPA	367,636	1,581
	Exor SPA	61,249	1,426

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Autogrill SPA	105,511	1,051
^	A2A SPA	1,246,813	791
	Exor SPA Prior Pfd.	38,234	777
*	Lottomatica SPA	41,713	772
	Mediolanum SPA	185,033	759
^	Banca Carige SPA	701,180	733
	Parmalat SPA	314,865	712
*	Buzzi Unicem SPA	64,063	652
^,*	Edison SPA	424,615	484
			214,942
Japan (13.4%)
	Toyota Motor Corp.	1,932,261	79,180
	Mitsubishi UFJ Financial Group Inc.	11,555,937	55,486
	Canon Inc.	1,087,717	49,304
	Honda Motor Co. Ltd.	1,108,474	39,893
	Sumitomo Mitsui Financial Group Inc.	1,154,514	36,943
	Mizuho Financial Group Inc.	19,573,839	30,858
	FANUC Corp.	146,651	24,733
	NTT DoCoMo Inc.	14,403	24,593
	Japan Tobacco Inc.	4,084	22,624
	Komatsu Ltd.	777,100	22,365
	Mitsubishi Corp.	1,011,800	21,928
	Takeda Pharmaceutical Co. Ltd.	484,600	21,146
	Softbank Corp.	680,400	20,308
	Nissan Motor Co. Ltd.	1,855,600	19,293
	KDDI Corp.	2,764	18,094
	Hitachi Ltd.	2,772,798	17,661
	Mitsui & Co. Ltd.	1,116,500	17,435
	Seven & I Holdings Co. Ltd.	541,936	16,405
	East Japan Railway Co.	245,900	15,299
	Shin-Etsu Chemical Co. Ltd.	263,600	15,215
	Kyocera Corp.	155,700	15,179
	Nippon Telegraph & Telephone Corp.	334,574	15,138
	Mitsubishi Estate Co. Ltd.	855,500	15,124
	Inpex Corp.	2,217	14,638
	Panasonic Corp.	1,893,920	14,520
	Mitsui Fudosan Co. Ltd.	719,500	13,179
	Sony Corp.	812,900	13,148
	Tokio Marine Holdings Inc.	491,700	12,579
	Mitsubishi Heavy Industries Ltd.	2,751,000	12,476
	Nomura Holdings Inc.	3,013,500	12,353
	Bridgestone Corp.	497,400	11,769
	Denso Corp.	363,000	11,738
	Astellas Pharma Inc.	288,300	11,692
	Nintendo Co. Ltd.	86,600	11,690
	Mitsubishi Electric Corp.	1,319,300	11,590
	Kao Corp.	428,600	11,484
	Central Japan Railway Co.	1,325	11,000
	ITOCHU Corp.	967,700	10,949
	Sumitomo Corp.	763,900	10,856
	Toshiba Corp.	2,589,200	10,584
	Murata Manufacturing Co. Ltd.	184,900	10,567
	Nippon Steel Corp.	4,162,700	10,373
	Otsuka Holdings Co. Ltd.	341,200	10,283
	Dai-ichi Life Insurance Co. Ltd.	8,172	10,233
	Sumitomo Mitsui Trust Holdings Inc.	3,379,880	9,902
	MS&AD Insurance Group Holdings	525,615	9,690
	Fast Retailing Co. Ltd.	42,900	9,587
	Sumitomo Realty & Development Co. Ltd.	392,700	9,365
	Keyence Corp.	36,821	8,691
	JX Holdings Inc.	1,530,700	8,635
	ORIX Corp.	89,830	8,589
	Kansai Electric Power Co. Inc.	579,400	8,402
	Hoya Corp.	355,600	8,156

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Suzuki Motor Corp.	341,600	8,040
Nidec Corp.	88,400	7,944
Tokyo Gas Co. Ltd.	1,595,000	7,697
Toray Industries Inc.	1,000,965	7,696
Chubu Electric Power Co. Inc.	469,000	7,681
Kirin Holdings Co. Ltd.	597,200	7,604
Daiichi Sankyo Co. Ltd.	431,900	7,417
Marubeni Corp.	1,067,356	7,411
Nikon Corp.	245,400	7,273
SMC Corp.	43,506	7,266
Eisai Co. Ltd.	182,900	7,148
JFE Holdings Inc.	377,800	7,065
NKSJ Holdings Inc.	335,600	6,908
Secom Co. Ltd.	142,300	6,733
FUJIFILM Holdings Corp.	317,000	6,724
Asahi Group Holdings Ltd.	294,800	6,638
Sumitomo Electric Industries Ltd.	486,700	6,565
Resona Holdings Inc.	1,539,573	6,539
Aeon Co. Ltd.	490,000	6,397
Tokyo Electron Ltd.	112,100	6,212
Fujitsu Ltd.	1,274,700	6,195
Sumitomo Metal Mining Co. Ltd.	469,700	6,161
Isuzu Motors Ltd.	1,054,200	6,019
Daito Trust Construction Co. Ltd.	66,000	5,935
Asahi Glass Co. Ltd.	716,300	5,632
Daiwa Securities Group Inc.	1,444,500	5,459
^ Yakult Honsha Co. Ltd.	145,600	5,363
Asahi Kasei Corp.	865,000	5,346
Ajinomoto Co. Inc.	414,000	5,343
Terumo Corp.	116,100	5,320
Sumitomo Metal Industries Ltd.	2,917,000	5,240
Osaka Gas Co. Ltd.	1,281,500	5,183
Yamada Denki Co. Ltd.	79,290	5,145
West Japan Railway Co.	124,800	5,127
Kubota Corp.	515,700	4,978
^ Kintetsu Corp.	1,390,500	4,905
Daiwa House Industry Co. Ltd.	379,700	4,900
Mitsubishi Chemical Holdings Corp.	928,900	4,895
Hankyu Hanshin Holdings Inc.	1,046,700	4,884
Daikin Industries Ltd.	180,800	4,777
Unicharm Corp.	84,400	4,721
Kuraray Co. Ltd.	318,500	4,545
JGC Corp.	157,000	4,521
T&D Holdings Inc.	417,300	4,498
Nitto Denko Corp.	109,300	4,486
Tobu Railway Co. Ltd.	876,125	4,459
Taisho Pharmaceutical Holdings Co. Ltd.	54,600	4,370
Yamato Holdings Co. Ltd.	282,700	4,359
Sharp Corp.	680,500	4,353
Shizuoka Bank Ltd.	413,200	4,324
Aisin Seiki Co. Ltd.	122,200	4,303
Shiseido Co. Ltd.	245,600	4,300
Yahoo Japan Corp.	14,119	4,237
Sumitomo Chemical Co. Ltd.	1,029,500	4,233
Bank of Yokohama Ltd.	865,428	4,191
Rohm Co. Ltd.	92,100	4,154
Omron Corp.	195,100	4,145
Odakyu Electric Railway Co. Ltd.	445,500	4,129
TDK Corp.	78,800	4,115
Ono Pharmaceutical Co. Ltd.	72,400	4,099
Ricoh Co. Ltd.	457,000	4,094
Oriental Land Co. Ltd.	36,900	4,091
Lawson Inc.	60,700	4,019
Chugoku Electric Power Co. Inc.	227,800	3,909

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	NEC Corp.	2,158,000	3,896
	Sekisui House Ltd.	414,000	3,838
	Kyushu Electric Power Co. Inc.	288,700	3,830
	JS Group Corp.	194,400	3,817
	Electric Power Development Co. Ltd.	137,400	3,802
*	Mazda Motor Corp.	2,329,000	3,785
*	Mitsubishi Motors Corp.	3,365,200	3,776
	Dai Nippon Printing Co. Ltd.	422,200	3,747
	Shimano Inc.	56,500	3,715
	Fuji Heavy Industries Ltd.	492,200	3,712
	Tokyu Corp.	781,705	3,661
	Shikoku Electric Power Co. Inc.	137,200	3,544
	Dentsu Inc.	113,900	3,497
	Sega Sammy Holdings Inc.	163,100	3,422
	Credit Saison Co. Ltd.	156,069	3,349
	Makita Corp.	87,500	3,349
	Chiba Bank Ltd.	548,500	3,332
	Tohoku Electric Power Co. Inc.	311,600	3,267
	Chugai Pharmaceutical Co. Ltd.	181,400	3,265
	NTT Data Corp.	938	3,246
	Benesse Holdings Inc.	65,100	3,232
	Nomura Research Institute Ltd.	137,600	3,157
	JSR Corp.	157,600	3,110
	Kawasaki Heavy Industries Ltd.	1,033,800	3,103
	JTEKT Corp.	282,900	3,101
	Nippon Yusen KK	1,048,700	3,100
	Toyota Industries Corp.	109,400	3,090
	Brother Industries Ltd.	228,300	3,068
	Sekisui Chemical Co. Ltd.	335,000	3,012
	OJI Paper Co. Ltd.	654,200	3,004
	Yamaha Motor Co. Ltd.	218,900	2,924
	Dena Co. Ltd.	92,700	2,909
	Fukuoka Financial Group Inc.	698,700	2,907
	Keikyu Corp.	336,500	2,889
	Mitsui OSK Lines Ltd.	735,500	2,851
	Toppan Printing Co. Ltd.	419,000	2,838
	Nissin Foods Holdings Co. Ltd.	74,900	2,818
	Keio Corp.	389,000	2,814
	Shionogi & Co. Ltd.	215,100	2,806
	Kobe Steel Ltd.	1,923,000	2,743
	Isetan Mitsukoshi Holdings Ltd.	240,940	2,624
	FamilyMart Co. Ltd.	58,800	2,617
	Konica Minolta Holdings Inc.	322,500	2,617
	Trend Micro Inc.	85,700	2,600
	Olympus Corp.	165,000	2,591
	Daihatsu Motor Co. Ltd.	137,200	2,590
	Nippon Express Co. Ltd.	684,500	2,584
	Hirose Electric Co. Ltd.	24,300	2,545
	Konami Corp.	87,900	2,542
	NGK Insulators Ltd.	201,000	2,507
	Mitsubishi Materials Corp.	840,000	2,505
	Nippon Electric Glass Co. Ltd.	303,500	2,452
*	Tokyo Electric Power Co. Inc.	979,663	2,446
	Rinnai Corp.	32,700	2,382
	Toyota Tsusho Corp.	116,000	2,300
	NSK Ltd.	332,000	2,278
	Sony Financial Holdings Inc.	138,300	2,260
	Hokuriku Electric Power Co.	132,000	2,259
	Shinsei Bank Ltd.	1,739,000	2,244
	Joyo Bank Ltd.	514,000	2,244
	IHI Corp.	921,000	2,228
	THK Co. Ltd.	109,200	2,184
	Nitori Holdings Co. Ltd.	23,600	2,172
	Santen Pharmaceutical Co. Ltd.	51,700	2,164

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	NOK Corp.	103,100	2,121
	TonenGeneral Sekiyu KK	225,000	2,105
	Keihan Electric Railway Co. Ltd.	450,000	2,089
	MEIJI Holdings Co. Ltd.	47,145	2,088
	Toho Co. Ltd.	116,300	2,085
	Namco Bandai Holdings Inc.	144,100	2,060
	Showa Denko KK	925,200	2,059
	Toho Gas Co. Ltd.	337,000	2,033
	Advantest Corp.	122,000	2,027
^	Gree Inc.	74,700	2,020
	Hamamatsu Photonics KK	50,700	2,015
	Kurita Water Industries Ltd.	81,100	1,987
	Kyowa Hakko Kirin Co. Ltd.	189,000	1,987
	Teijin Ltd.	589,000	1,981
	Sankyo Co. Ltd.	40,500	1,953
	Mitsubishi Gas Chemical Co. Inc.	298,000	1,952
^	All Nippon Airways Co. Ltd.	665,000	1,952
	Ibiden Co. Ltd.	94,600	1,931
	Chiyoda Corp.	160,000	1,927
	Sumitomo Heavy Industries Ltd.	372,200	1,920
	Mitsubishi Tanabe Pharma Corp.	138,000	1,916
	Hokkaido Electric Power Co. Inc.	136,000	1,911
	Bank of Kyoto Ltd.	225,000	1,906
	USS Co. Ltd.	18,790	1,906
	MediPal Holdings Corp.	150,000	1,897
	Nisshin Seifun Group Inc.	152,000	1,855
	Taiheiyo Cement Corp.	774,000	1,847
	Taisei Corp.	726,700	1,846
	Obayashi Corp.	431,700	1,827
	Kajima Corp.	631,200	1,799
	Kansai Paint Co. Ltd.	167,000	1,797
	Toyo Seikan Kaisha Ltd.	134,300	1,787
	Shimizu Corp.	470,000	1,787
	Nippon Meat Packers Inc.	139,000	1,776
	Chugoku Bank Ltd.	140,500	1,775
	Toyo Suisan Kaisha Ltd.	69,000	1,771
	Mitsui Chemicals Inc.	607,000	1,754
	Taiyo Nippon Sanso Corp.	252,000	1,741
	Hisamitsu Pharmaceutical Co. Inc.	39,100	1,740
	Don Quijote Co. Ltd.	47,200	1,731
	Hachijuni Bank Ltd.	316,000	1,720
	TOTO Ltd.	232,000	1,717
	Sojitz Corp.	1,015,100	1,710
	J Front Retailing Co. Ltd.	324,400	1,667
	Shimamura Co. Ltd.	14,700	1,665
^	Seiko Epson Corp.	124,300	1,658
	Kagome Co. Ltd.	81,500	1,640
	Amada Co. Ltd.	241,000	1,636
	Stanley Electric Co. Ltd.	106,600	1,633
^	Sanrio Co. Ltd.	37,088	1,630
	Iyo Bank Ltd.	196,200	1,628
	Aeon Mall Co. Ltd.	73,300	1,626
	Daido Steel Co. Ltd.	261,700	1,623
	Dowa Holdings Co. Ltd.	251,000	1,600
	Keisei Electric Railway Co. Ltd.	206,000	1,590
	Marui Group Co. Ltd.	199,600	1,584
	Yokogawa Electric Corp.	164,600	1,580
	Hiroshima Bank Ltd.	388,200	1,577
	Shimadzu Corp.	175,000	1,558
	Denki Kagaku Kogyo KK	402,000	1,556
	Hitachi Chemical Co. Ltd.	83,900	1,555
	Suruga Bank Ltd.	155,000	1,546
	Tokyu Land Corp.	320,200	1,543
	Hokuhoku Financial Group Inc.	879,000	1,538

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Yokohama Rubber Co. Ltd.	210,000	1,535
	NHK Spring Co. Ltd.	147,000	1,534
	SBI Holdings Inc.	19,022	1,531
	Ube Industries Ltd.	598,000	1,529
	Air Water Inc.	121,000	1,525
	Takashimaya Co. Ltd.	201,000	1,524
	Idemitsu Kosan Co. Ltd.	16,400	1,510
	Hitachi Construction Machinery Co. Ltd.	69,700	1,507
^	Nippon Paper Group Inc.	74,500	1,492
	Mitsubishi UFJ Lease & Finance Co. Ltd.	35,820	1,488
	Sumitomo Rubber Industries Ltd.	107,200	1,475
	Hakuhodo DY Holdings Inc.	23,520	1,469
	Gunma Bank Ltd.	289,000	1,466
	Kikkoman Corp.	125,000	1,466
	Minebea Co. Ltd.	321,000	1,454
	Hitachi Metals Ltd.	115,000	1,432
	UNY Co. Ltd.	122,200	1,420
	Yamaguchi Financial Group Inc.	165,000	1,417
	Alfresa Holdings Corp.	30,600	1,413
	Kewpie Corp.	93,300	1,400
	Nagoya Railroad Co. Ltd.	521,000	1,396
	Dainippon Screen Manufacturing Co. Ltd.	154,000	1,390
	Cosmo Oil Co. Ltd.	501,000	1,389
	Daicel Corp.	218,000	1,382
	Nippon Shokubai Co. Ltd.	123,000	1,378
	Yaskawa Electric Corp.	158,000	1,376
	Miraca Holdings Inc.	34,700	1,367
	Kamigumi Co. Ltd.	170,000	1,366
	Japan Steel Works Ltd.	223,500	1,359
	Hino Motors Ltd.	188,000	1,330
	Citizen Holdings Co. Ltd.	211,700	1,330
	Aozora Bank Ltd.	517,000	1,326
	NGK Spark Plug Co. Ltd.	92,000	1,313
	Dainippon Sumitomo Pharma Co. Ltd.	130,800	1,310
	Yamazaki Baking Co. Ltd.	87,000	1,287
	Asics Corp.	119,000	1,281
	Nishi-Nippon City Bank Ltd.	481,700	1,274
	Zeon Corp.	146,000	1,272
^	GS Yuasa Corp.	246,000	1,266
	Maruichi Steel Tube Ltd.	57,500	1,265
	Nippon Paint Co. Ltd.	163,000	1,243
	Yamato Kogyo Co. Ltd.	42,600	1,212
	Nissan Chemical Industries Ltd.	133,000	1,205
	Park24 Co. Ltd.	86,900	1,196
	NTN Corp.	316,000	1,195
	Yamaha Corp.	123,200	1,194
	Fuji Electric Co. Ltd.	444,000	1,189
	Ryohin Keikaku Co. Ltd.	21,900	1,189
	Rengo Co. Ltd.	161,000	1,177
	Nishi-Nippon Railroad Co. Ltd.	250,000	1,172
	DIC Corp.	556,700	1,157
	Mitsubishi Logistics Corp.	105,000	1,152
	Suzuken Co. Ltd.	37,800	1,143
	Nippon Kayaku Co. Ltd.	114,000	1,142
	Tsumura & Co.	42,600	1,138
	Furukawa Electric Co. Ltd.	419,000	1,137
	Mitsui Mining & Smelting Co. Ltd.	446,000	1,118
^	Casio Computer Co. Ltd.	168,036	1,116
^	Aeon Credit Service Co. Ltd.	63,400	1,105
	Sumitomo Osaka Cement Co. Ltd.	362,000	1,097
	Kinden Corp.	157,000	1,090
	Ezaki Glico Co. Ltd.	91,000	1,089
	Nomura Real Estate Holdings Inc.	61,500	1,075
	K's Holdings Corp.	35,444	1,066

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ushio Inc.	81,200	1,059
	Wacoal Holdings Corp.	89,000	1,032
	Toyobo Co. Ltd.	756,000	1,029
	Taiyo Yuden Co. Ltd.	96,000	1,027
	Lion Corp.	176,000	1,017
	Nanto Bank Ltd.	226,000	1,010
	Hoshizaki Electric Co. Ltd.	42,093	1,009
	Japan Petroleum Exploration Co.	22,100	1,008
	Alps Electric Co. Ltd.	110,400	1,004
	Ebara Corp.	248,000	1,003
	Autobacs Seven Co. Ltd.	20,900	1,003
	Sysmex Corp.	24,900	1,001
	Ito En Ltd.	54,500	986
	Mabuchi Motor Co. Ltd.	23,500	983
	Azbil Corp.	45,800	981
	Sawai Pharmaceutical Co. Ltd.	9,300	980
	Itochu Techno-Solutions Corp.	21,400	976
^	Nippon Sheet Glass Co. Ltd.	752,344	974
*	Tokyo Tatemono Co. Ltd.	262,000	967
	Tosoh Corp.	348,000	962
*	Sumco Corp.	90,500	961
	Koito Manufacturing Co. Ltd.	62,000	959
	77 Bank Ltd.	240,000	957
^	Kawasaki Kisen Kaisha Ltd.	449,000	946
	Shimachu Co. Ltd.	41,400	933
	Sumitomo Forestry Co. Ltd.	106,800	929
	Sotetsu Holdings Inc.	300,000	928
	Capcom Co. Ltd.	40,300	920
	Senshu Ikeda Holdings Inc.	688,400	916
	Nisshin Steel Co. Ltd.	651,000	914
	NTT Urban Development Corp.	1,188	911
	Nisshinbo Holdings Inc.	103,000	906
	Seino Holdings Corp.	130,000	901
	COMSYS Holdings Corp.	89,100	898
	Rohto Pharmaceutical Co. Ltd.	70,000	897
*	Acom Co. Ltd.	41,680	896
	Glory Ltd.	41,600	895
	Sapporo Hokuyo Holdings Inc.	256,100	895
	Shiga Bank Ltd.	155,000	886
	Komeri Co. Ltd.	31,300	877
	Fujikura Ltd.	282,000	877
	Aoyama Trading Co. Ltd.	41,900	864
	Sapporo Holdings Ltd.	247,200	864
	Otsuka Corp.	10,700	861
	Kaneka Corp.	139,000	859
	Toyoda Gosei Co. Ltd.	42,000	856
	Nabtesco Corp.	40,000	854
	Takara Holdings Inc.	125,000	849
	Coca-Cola West Co. Ltd.	46,900	847
	Kobayashi Pharmaceutical Co. Ltd.	16,800	844
	Disco Corp.	14,100	843
	Izumi Co. Ltd.	40,400	842
*	Haseko Corp.	1,167,000	841
	MISUMI Group Inc.	35,800	838
	Sumitomo Bakelite Co. Ltd.	161,200	837
	Nichirei Corp.	184,000	834
	Higo Bank Ltd.	149,200	832
	Obic Co. Ltd.	3,930	828
	Mochida Pharmaceutical Co. Ltd.	71,000	826
	Takata Corp.	33,500	821
	Hitachi High-Technologies Corp.	32,600	819
	Hyakujushi Bank Ltd.	192,500	818
	Canon Marketing Japan Inc.	62,500	806
	Sugi Holdings Co. Ltd.	24,665	799

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ogaki Kyoritsu Bank Ltd.	229,000	784
	Awa Bank Ltd.	132,500	782
	Onward Holdings Co. Ltd.	100,000	782
	Kagoshima Bank Ltd.	129,500	780
	Juroku Bank Ltd.	245,000	771
	San-In Godo Bank Ltd.	107,000	769
	Oracle Corp. Japan	19,900	769
	H2O Retailing Corp.	87,000	766
	OKUMA Corp.	97,000	763
	House Foods Corp.	45,200	761
	Square Enix Holdings Co. Ltd.	38,800	759
	Mitsui Engineering & Shipbuilding Co. Ltd.	515,700	758
	Asatsu-DK Inc.	26,200	758
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	734
	Heiwa Corp.	34,700	723
	Mori Seiki Co. Ltd.	72,000	718
	Toyota Boshoku Corp.	57,900	713
^	Kakaku.com Inc.	22,572	702
	Hokkoku Bank Ltd.	197,000	699
	Tokai Carbon Co. Ltd.	139,000	696
	ABC-Mart Inc.	18,700	681
	Daishi Bank Ltd.	216,000	673
	Tokyo Steel Manufacturing Co. Ltd.	88,700	673
	Century Tokyo Leasing Corp.	33,244	665
	Hyakugo Bank Ltd.	157,000	652
	Jafco Co. Ltd.	27,300	645
	Musashino Bank Ltd.	19,500	635
	Nagase & Co. Ltd.	52,000	630
	Kokuyo Co. Ltd.	83,700	628
	Toda Corp.	195,000	623
^	Tokuyama Corp.	199,000	622
	Kissei Pharmaceutical Co. Ltd.	34,000	619
	Fuji Media Holdings Inc.	366	617
	Hulic Co. Ltd.	53,481	612
	Nippon Television Network Corp.	3,950	612
	Pacific Metals Co. Ltd.	122,779	594
	Matsui Securities Co. Ltd.	93,900	574
	M3 Inc.	122	567
	Lintec Corp.	28,900	558
	Mitsumi Electric Co. Ltd.	67,100	557
	Tokai Rika Co. Ltd.	29,400	548
	Fukuyama Transporting Co. Ltd.	99,000	541
	Showa Shell Sekiyu KK	85,700	539
	Hitachi Transport System Ltd.	29,100	533
	Exedy Corp.	18,926	532
	Keiyo Bank Ltd.	112,000	521
	Sundrug Co. Ltd.	16,900	518
	Hikari Tsushin Inc.	15,600	508
	Sohgo Security Services Co. Ltd.	43,400	499
^	Shinko Electric Industries Co. Ltd.	51,400	480
	TSI Holdings Co. Ltd.	91,100	467
	Hitachi Capital Corp.	28,000	463
	Kansai Urban Banking Corp.	299,000	437
	Nipro Corp.	62,900	431
	Kose Corp.	18,600	430
	Tokyo Broadcasting System Holdings Inc.	30,400	412
	Shima Seiki Manufacturing Ltd.	22,200	412
^	KYB Co. Ltd.	69,476	394
	Hitachi Koki Co. Ltd.	43,300	386
	Toshiba TEC Corp.	95,000	385
	Sumitomo Real Estate Sales Co. Ltd.	7,810	375
	PanaHome Corp.	55,000	362
	Calsonic Kansei Corp.	63,700	358
^	Toho Titanium Co. Ltd.	25,100	352

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Tokai Rubber Industries Ltd.	29,300	347
^	OSAKA Titanium Technologies Co.	11,000	346
	Nissha Printing Co. Ltd.	28,700	324
*	Hitachi Cable Ltd.	126,000	295
	Toppan Forms Co. Ltd.	32,600	293
	Nidec Sankyo Corp.	47,000	285
	Kandenko Co. Ltd.	62,000	273
	NS Solutions Corp.	12,100	235
^,*	Ulvac Inc.	28,600	229
	TV Asahi Corp.	148	221
	SKY Perfect JSAT Holdings Inc.	483	210
	Point Inc.	5,050	187
	Funai Electric Co. Ltd.	9,100	168
*	SFCG Co. Ltd.	140	—
			1,784,100
Luxembourg (0.0%)
	L'Occitane International SA	376,500	1,002

Malaysia (1.0%)
	Malayan Banking Bhd.	4,638,796	13,210
	Public Bank Bhd. (Foreign)	2,836,908	12,809
	Sime Darby Bhd.	3,654,894	11,745
	CIMB Group Holdings Bhd.	4,532,300	11,076
	Axiata Group Bhd.	5,117,437	8,979
	Genting Bhd.	2,240,500	7,637
	IOI Corp. Bhd.	3,898,265	6,713
	DiGi.Com Bhd.	4,734,940	6,301
	Petronas Chemicals Group Bhd.	2,601,068	5,600
	AMMB Holdings Bhd.	1,823,700	3,762
	Maxis Bhd.	1,853,900	3,746
	Petronas Gas Bhd.	639,600	3,544
	Kuala Lumpur Kepong Bhd.	441,100	3,440
	Genting Malaysia Bhd.	2,427,100	3,073
	PPB Group Bhd.	480,200	2,654
	Tenaga Nasional Bhd.	1,123,600	2,386
	YTL Corp. Bhd.	4,037,300	2,159
	British American Tobacco Malaysia Bhd.	115,600	2,120
	IJM Corp. Bhd.	1,109,220	2,002
	Gamuda Bhd.	1,672,200	1,961
	UMW Holdings Bhd.	736,100	1,907
	AirAsia Bhd.	1,735,800	1,904
	Hong Leong Bank Bhd.	460,960	1,861
	Petronas Dagangan Bhd.	248,300	1,590
	Telekom Malaysia Bhd.	890,700	1,581
	YTL Power International Bhd.	2,427,702	1,377
	Alliance Financial Group Bhd.	982,900	1,279
	Berjaya Sports Toto Bhd.	824,957	1,176
*	Bumi Armada Bhd.	768,400	1,011
	MMC Corp. Bhd.	1,011,300	878
	RHB Capital Bhd.	356,000	865
	Lafarge Malayan Cement Bhd.	349,610	829
	Parkson Holdings Bhd.	444,556	765
*	UEM Land Holdings Bhd.	1,067,000	707
	Malaysia Marine and Heavy Engineering Holdings Bhd.	381,800	634
	SP Setia Bhd.	445,200	531
	Public Bank Bhd. (Local)	28,231	128
			133,940
Mexico (1.2%)
	America Movil SAB de CV	35,690,106	47,593
	Grupo Mexico SAB de CV Class B	6,368,291	19,649
	Wal-Mart de Mexico SAB de CV	5,800,100	16,586
	Fomento Economico Mexicano SAB de CV	1,771,200	14,397
	Grupo Televisa SAB	2,302,800	10,089
	Grupo Financiero Banorte SAB de CV	1,910,100	9,254

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Industrias Penoles SAB de CV	129,064	6,034
	Grupo Bimbo SAB de CV Class A	1,896,028	4,518
*	Cemex SAB de CV ADR	576,085	4,165
	Grupo Modelo SAB de CV	528,800	3,734
	Grupo Elektra SA de CV	58,305	3,607
	Grupo Financiero Inbursa SA	1,614,700	3,544
	Alfa SAB de CV Class A	211,370	3,017
*	Minera Frisco SAB de CV	613,612	2,654
*	Cemex SAB de CV	3,131,695	2,260
	Mexichem SAB de CV	597,229	2,221
	Kimberly-Clark de Mexico SAB de CV Class A	979,140	1,997
	Grupo Carso SAB de CV	565,700	1,889
	Grupo Aeroportuario del Pacifico SAB de CV Class B	378,095	1,467
*	Organizacion Soriana SAB de CV Class B	289,100	825
*	Inmuebles Carso SAB de CV	502,700	444
*	Urbi Desarrollos Urbanos SAB de CV	396,000	417
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64	3
			160,364
Mongolia (0.0%)
^,*	Mongolian Mining Corp.	884,200	710

Morocco (0.0%)
	Maroc Telecom SA	142,515	2,182
	Douja Promotion Groupe Addoha SA	103,011	763
			2,945
Netherlands (1.5%)
	Unilever NV	1,265,253	43,341
*	ING Groep NV	3,150,725	22,228
	ASML Holding NV	353,369	17,981
	Koninklijke Philips Electronics NV	825,157	16,421
	Heineken NV	235,569	12,894
	Koninklijke Ahold NV	935,860	11,878
	Koninklijke KPN NV	1,250,805	11,230
	Akzo Nobel NV	188,326	10,100
	Koninklijke DSM NV	147,939	8,490
*	Aegon NV	1,565,656	7,283
	Reed Elsevier NV	591,977	6,986
	Fugro NV	66,441	4,857
	Heineken Holding NV	93,174	4,315
	Wolters Kluwer NV	249,335	4,310
	TNT Express NV	324,622	3,943
	Randstad Holding NV	104,223	3,611
	Corio NV	74,391	3,332
	Koninklijke Vopak NV	41,700	2,689
	SBM Offshore NV	137,763	2,508
	Koninklijke Boskalis Westminster NV	63,669	2,326
	PostNL NV	325,465	1,416
			202,139
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	1,569,481	3,374
	Fletcher Building Ltd.	584,248	2,981
	Auckland International Airport Ltd.	842,861	1,741
	SKYCITY Entertainment Group Ltd.	479,634	1,505
	Contact Energy Ltd.	298,108	1,181
*	Chorus Ltd.	300,581	839
	Fisher & Paykel Healthcare Corp. Ltd.	414,347	752
	Kiwi Income Property Trust	817,166	715
	Sky Network Television Ltd.	146,427	653
	Vector Ltd.	226,009	487
	Warehouse Group Ltd.	112,293	245
	Air New Zealand Ltd.	205,295	149
			14,622
Norway (0.7%)
	Statoil ASA	1,042,381	27,970

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Telenor ASA	677,862	12,460
	Seadrill Ltd.	288,221	11,175
^	DNB ASA	994,527	10,719
	Yara International ASA	178,826	8,766
*	Subsea 7 SA	285,516	7,394
	Orkla ASA	838,556	6,159
	Norsk Hydro ASA	842,381	4,108
	Aker Solutions ASA	168,068	2,862
	Gjensidige Forsikring ASA	164,341	1,852
	Storebrand ASA	370,439	1,665
	Kvaerner ASA	162,173	480
			95,610
Peru (0.1%)
	Credicorp Ltd.	48,745	6,344
	Cia de Minas Buenaventura SA ADR	145,098	5,988
	Volcan Cia Minera SAA Class B	1,675,075	2,018
	Cia de Minas Buenaventura SA	23,920	1,011
			15,361
Philippines (0.2%)
	SM Investments Corp.	150,420	2,480
	Ayala Land Inc.	4,421,364	2,237
	Aboitiz Equity Ventures Inc.	1,824,660	2,198
	Bank of the Philippine Islands	1,250,067	2,175
	Philippine Long Distance Telephone Co.	34,190	2,092
	San Miguel Corp.	753,310	2,002
	SM Prime Holdings Inc.	4,744,302	1,874
	Aboitiz Power Corp.	1,815,080	1,459
	Ayala Corp.	137,028	1,393
*	BDO Unibank Inc.	868,200	1,358
	Energy Development Corp.	8,949,000	1,247
	DMCI Holdings Inc.	845,000	1,190
	Metropolitan Bank & Trust	525,831	1,134
	Alliance Global Group Inc.	3,268,000	952
	Jollibee Foods Corp.	322,220	854
	Globe Telecom Inc.	31,510	836
			25,481
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	517,151	5,547
^	KGHM Polska Miedz SA	124,056	5,485
	Powszechny Zaklad Ubezpieczen SA	52,887	5,351
	Bank Pekao SA	84,743	3,999
	PGE SA	597,291	3,575
*	Polski Koncern Naftowy Orlen SA	273,782	3,194
^	Telekomunikacja Polska SA	536,830	2,807
^	Polskie Gornictwo Naftowe i Gazownictwo SA	1,408,025	1,824
	Tauron Polska Energia SA	1,077,223	1,598
^,*	BRE Bank SA	10,729	984
	Bank Handlowy w Warszawie SA	33,724	811
	ING Bank Slaski SA	30,240	776
	Enea SA	102,435	541
*	Get Bank SA	835,670	504
	TVN SA	132,739	404
*	Getin Holding SA	285,515	207
^,*	Globe Trade Centre SA	78,081	179
			37,786
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,810,255	5,177
	Portugal Telecom SGPS SA	746,547	4,017
	Jeronimo Martins SGPS SA	206,478	3,864
	Galp Energia SGPS SA Class B	209,890	3,304
^,*	Banco Espirito Santo SA	1,624,672	1,376
	Brisa Auto-Estradas de Portugal SA	357,842	1,254
	Cimpor Cimentos de Portugal SGPS SA	139,383	1,020

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	EDP Renovaveis SA	211,329	901
^,*	Banco Comercial Portugues SA	4,454,882	625
			21,538
Russia (1.4%)
	Gazprom OAO ADR	3,868,200	44,802
	Lukoil OAO ADR	520,362	32,013
	Sberbank of Russia	6,934,743	22,264
	Rosneft Oil Co. GDR	1,579,178	11,308
	NovaTek OAO	739,672	9,528
	Tatneft ADR	225,154	8,358
	Uralkali OJSC	994,692	7,514
	MMC Norilsk Nickel OJSC ADR	387,358	6,891
	Surgutneftegas OJSC ADR	585,478	5,864
	Mobile Telesystems OJSC	648,720	5,155
	VTB Bank OJSC GDR	905,073	3,796
*	Rostelecom OJSC ADR	116,805	3,290
	Federal Hydrogenerating Co. JSC	92,557,236	3,276
	Rostelecom OJSC	496,700	2,310
	Federal Grid Co. Unified Energy System JSC	204,406,667	1,866
	Mobile Telesystems OJSC ADR	92,735	1,814
	Severstal OAO GDR	129,237	1,758
*	E.ON Russia JSC	15,291,100	1,382
*	IDGC Holding JSC	14,347,627	1,315
	Novolipetsk Steel OJSC	603,543	1,306
	Sberbank of Russia ADR	79,650	1,032
	Inter Rao Ues OAO	1,094,890,600	1,018
	VTB Bank OJSC	330,166,217	710
^,*	United Co. RUSAL plc	966,876	681
	TMK OAO	215,169	673
	Mosenergo OAO	10,206,820	617
	Raspadskaya OAO	180,826	601
	Aeroflot - Russian Airlines OJSC	291,388	484
	Magnitogorsk Iron & Steel Works	1,095,748	463
	TGK-1 OAO	778,059,000	226
*	PIK Group	47,161	114
*,1	Yenisei Territorial Generating Co. GDR	5,021	5
	Uralkali OJSC GDR	2	—
			182,434
Singapore (1.3%)
	Singapore Telecommunications Ltd.	6,511,000	16,378
	DBS Group Holdings Ltd.	1,435,200	16,124
	Oversea-Chinese Banking Corp. Ltd.	2,108,600	15,227
	United Overseas Bank Ltd.	955,460	14,824
	Keppel Corp. Ltd.	1,078,700	9,595
	Wilmar International Ltd.	2,087,734	8,174
*	Genting Singapore plc	4,955,192	6,904
	Fraser and Neave Ltd.	1,155,306	6,557
	CapitaLand Ltd.	2,650,998	6,266
	Singapore Exchange Ltd.	898,000	4,842
	City Developments Ltd.	561,498	4,587
	Jardine Cycle & Carriage Ltd.	116,000	4,406
	Golden Agri-Resources Ltd.	7,329,251	4,339
	Singapore Airlines Ltd.	491,670	4,241
	Singapore Press Holdings Ltd.	1,295,839	4,152
	Noble Group Ltd.	3,891,072	3,693
*	Global Logistic Properties Ltd.	1,889,000	3,135
	Singapore Technologies Engineering Ltd.	1,227,151	2,980
	CapitaMall Trust	2,031,800	2,950
	SembCorp Industries Ltd.	716,000	2,908
	Ascendas REIT	1,686,000	2,828
	SembCorp Marine Ltd.	661,600	2,707
	Olam International Ltd.	1,454,726	2,654
	Hutchison Port Holdings Trust	3,464,000	2,609
	ComfortDelGro Corp. Ltd.	1,787,424	2,207

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	CapitaCommercial Trust	1,696,235	1,764
	UOL Group Ltd.	462,000	1,684
	CapitaMalls Asia Ltd.	1,261,000	1,563
	Keppel Land Ltd.	601,724	1,532
	Venture Corp. Ltd.	220,000	1,524
	Yangzijiang Shipbuilding Holdings Ltd.	1,566,964	1,486
	StarHub Ltd.	535,840	1,380
	Singapore Post Ltd.	1,138,000	933
	SMRT Corp. Ltd.	615,000	834
^	Neptune Orient Lines Ltd.	817,750	812
	SIA Engineering Co. Ltd.	187,000	594
	M1 Ltd.	294,900	581
^	Cosco Corp. Singapore Ltd.	692,000	575
	Wing Tai Holdings Ltd.	524,000	500
^	Yanlord Land Group Ltd.	508,000	474
*	Indofood Agri Resources Ltd.	331,000	379
	GuocoLand Ltd.	203,999	287
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	28
			172,217
South Africa (2.2%)
	MTN Group Ltd.	1,538,676	26,908
	Sasol Ltd.	525,701	24,994
	Naspers Ltd.	335,736	20,257
	Standard Bank Group Ltd.	1,295,006	19,130
	FirstRand Ltd.	3,437,680	11,180
	AngloGold Ashanti Ltd.	310,065	10,632
	Impala Platinum Holdings Ltd.	515,979	10,073
	Shoprite Holdings Ltd.	444,054	7,681
	Gold Fields Ltd.	589,036	7,546
	Sanlam Ltd.	1,709,044	7,374
	Remgro Ltd.	394,224	6,680
	Bidvest Group Ltd.	272,749	6,455
	ABSA Group Ltd.	291,968	6,017
	Kumba Iron Ore Ltd.	78,342	5,548
	Steinhoff International Holdings Ltd.	1,464,136	5,343
	Vodacom Group Ltd.	359,176	4,994
	Nedbank Group Ltd.	208,842	4,557
	Aspen Pharmacare Holdings Ltd.	276,375	4,467
	Anglo American Platinum Ltd.	66,519	4,326
	Woolworths Holdings Ltd.	678,324	4,246
	Tiger Brands Ltd.	113,834	4,175
	Truworths International Ltd.	373,394	3,990
	Growthpoint Properties Ltd.	1,396,314	3,772
	Imperial Holdings Ltd.	170,294	3,703
	RMB Holdings Ltd.	855,695	3,699
	Harmony Gold Mining Co. Ltd.	362,732	3,527
	African Bank Investments Ltd.	657,038	3,285
	Foschini Group Ltd.	193,884	3,214
	Mr Price Group Ltd.	198,323	2,686
	Barloworld Ltd.	184,172	2,323
	Exxaro Resources Ltd.	84,995	2,266
	Life Healthcare Group Holdings Ltd.	636,527	2,202
	Spar Group Ltd.	138,500	2,167
	Netcare Ltd.	1,130,505	2,045
	MMI Holdings Ltd.	897,040	2,020
	Massmart Holdings Ltd.	90,333	1,944
	Pretoria Portland Cement Co. Ltd.	459,978	1,835
	Aveng Ltd.	338,734	1,731
	AVI Ltd.	275,750	1,711
	Reunert Ltd.	181,702	1,683
	Nampak Ltd.	567,447	1,638
*	Murray & Roberts Holdings Ltd.	443,829	1,636
*	Sappi Ltd.	440,228	1,595
	Capital Property Fund	1,328,485	1,586

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	African Rainbow Minerals Ltd.	67,154	1,565
	Discovery Holdings Ltd.	235,514	1,559
	Clicks Group Ltd.	228,638	1,375
	ArcelorMittal South Africa Ltd.	174,083	1,321
	Mediclinic International Ltd.	255,953	1,294
	Investec Ltd.	224,469	1,291
	Liberty Holdings Ltd.	111,689	1,267
	Aeci Ltd.	103,892	1,190
	Tongaat Hulett Ltd.	86,038	1,162
	Pick n Pay Stores Ltd.	192,821	1,118
	Adcock Ingram Holdings Ltd.	139,552	1,094
	JD Group Ltd.	172,588	1,080
	Telkom SA Ltd.	330,835	1,013
	Northam Platinum Ltd.	219,653	950
	Sun International Ltd.	89,466	946
	Capitec Bank Holdings Ltd.	33,095	945
	Fountainhead Property Trust	953,924	914
	Mondi Ltd.	92,433	853
	Santam Ltd.	36,953	819
	Lewis Group Ltd.	80,519	782
	JSE Ltd.	71,646	759
	Grindrod Ltd.	369,993	741
	Wilson Bayly Holmes-Ovcon Ltd.	40,864	715
	Illovo Sugar Ltd.	172,233	557
	Pick'n Pay Holdings Ltd.	204,912	515
*	Royal Bafokeng Platinum Ltd.	62,127	484
	African Oxygen Ltd.	142,542	351
	Allied Technologies Ltd.	41,309	291
	Mpact Ltd.	130,027	285
			286,077
South Korea (4.1%)
1	Samsung Electronics Co. Ltd. GDR	147,522	90,024
	Samsung Electronics Co. Ltd.	45,988	56,287
	Hyundai Motor Co.	132,984	31,394
	POSCO ADR	286,794	23,876
	Kia Motors Corp.	245,058	17,982
	Hyundai Mobis	58,925	15,931
	Shinhan Financial Group Co. Ltd. ADR	166,913	11,607
	Hyundai Heavy Industries Co. Ltd.	46,144	11,467
	SK Hynix Inc.	423,600	10,441
	LG Chem Ltd.	40,254	10,062
	KB Financial Group Inc. ADR	287,288	9,748
	NHN Corp.	38,882	8,790
	Samsung C&T Corp.	126,577	8,563
	SK Innovation Co. Ltd.	56,515	7,812
	Samsung Fire & Marine Insurance Co. Ltd.	38,614	7,369
1	Samsung Life Insurance Co. Ltd.	80,678	7,122
	Samsung Heavy Industries Co. Ltd.	188,370	6,887
	Hana Financial Group Inc.	197,860	6,745
	Samsung Engineering Co. Ltd.	32,649	6,181
^	LG Electronics Inc.	98,877	6,101
	S-Oil Corp.	68,951	5,911
	LG Household & Health Care Ltd.	9,413	4,930
	LG Display Co. Ltd.	215,650	4,761
	Samsung Electro-Mechanics Co. Ltd.	45,336	4,361
	Hyundai Engineering & Construction Co. Ltd.	66,663	4,185
	E-Mart Co. Ltd.	16,800	3,987
	SK Telecom Co. Ltd. ADR	294,056	3,976
	Samsung SDI Co. Ltd.	27,663	3,964
	Hankook Tire Co. Ltd.	93,020	3,924
	KT&G Corp.	55,922	3,838
	Korea Zinc Co. Ltd.	11,372	3,663
^	OCI Co. Ltd.	19,486	3,663
	Cheil Industries Inc.	42,137	3,593

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	LG Corp.	69,411	3,513
	Korea Electric Power Corp. ADR	364,613	3,464
	Amorepacific Corp.	3,581	3,437
	NCSoft Corp.	13,278	3,425
	Woori Finance Holdings Co. Ltd.	323,840	3,388
	Honam Petrochemical Corp.	12,872	3,076
	SK Holdings Co. Ltd.	28,537	3,038
	Hyundai Steel Co.	34,395	2,976
	Kangwon Land Inc.	132,190	2,830
	Orion Corp.	3,544	2,807
	Samsung Securities Co. Ltd.	61,420	2,701
	KT Corp. ADR	205,938	2,646
	Hyundai Department Store Co. Ltd.	18,805	2,645
	CJ CheilJedang Corp.	7,996	2,642
^	Samsung Techwin Co. Ltd.	43,370	2,638
	Daelim Industrial Co. Ltd.	28,220	2,598
	Doosan Corp.	19,759	2,401
	Shinhan Financial Group Co. Ltd.	69,081	2,398
	GS Engineering & Construction Corp.	31,285	2,319
	Dongbu Insurance Co. Ltd.	56,580	2,253
	Lotte Shopping Co. Ltd.	7,173	2,223
	Daewoo Securities Co. Ltd.	199,599	2,008
	GS Holdings	38,370	2,003
	Woongjin Coway Co. Ltd.	62,420	1,995
^	Celltrion Inc.	69,301	1,944
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	62,560	1,740
	Mando Corp.	10,867	1,731
	LS Corp.	25,495	1,699
	BS Financial Group Inc.	159,280	1,631
	Doosan Heavy Industries & Construction Co. Ltd.	34,285	1,607
	AMOREPACIFIC Group	6,379	1,603
	Hanwha Corp.	62,430	1,591
	Korea Investment Holdings Co. Ltd.	46,250	1,587
	Korea Exchange Bank	202,860	1,534
	Hyundai Merchant Marine Co. Ltd.	56,363	1,428
	Kumho Petro chemical Co. Ltd.	15,170	1,416
	Industrial Bank of Korea	128,450	1,410
	Hyosung Corp.	27,394	1,394
	Hyundai Marine & Fire Insurance Co. Ltd.	53,340	1,363
	KB Financial Group Inc.	39,174	1,325
	SK C&C Co. Ltd.	16,037	1,322
	DGB Financial Group Inc.	112,560	1,310
^,*	Doosan Infracore Co. Ltd.	69,820	1,295
	Shinsegae Co. Ltd.	5,897	1,292
	Korea Life Insurance Co. Ltd.	213,270	1,285
	Hyundai Mipo Dockyard	11,835	1,276
	Lotte Confectionery Co. Ltd.	844	1,275
	Hyundai Development Co.	60,050	1,257
	Woori Investment & Securities Co. Ltd.	125,536	1,230
	Hyundai Wia Corp.	8,187	1,215
	Cheil Worldwide Inc.	68,520	1,189
	Hyundai Glovis Co. Ltd.	5,935	1,159
	S1 Corp.	22,710	1,134
	Korean Air Lines Co. Ltd.	28,159	1,103
	Hanwha Chem Corp.	55,690	1,090
	KCC Corp.	4,116	1,053
	LG Uplus Corp.	206,010	1,017
^	Hanjin Shipping Co. Ltd.	74,420	1,016
	Daum Communications Corp.	10,720	1,003
^	Daewoo International Corp.	32,163	928
*	Korea Electric Power Corp.	46,900	900
*	Daewoo Engineering & Construction Co. Ltd.	106,779	887
	Samsung Card Co. Ltd.	28,427	870
	Yuhan Corp.	8,836	827

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Lotte Chilsung Beverage Co. Ltd.	715	806
	Samsung Fine Chemicals Co. Ltd.	16,750	800
	CJ Corp.	11,566	797
	Hyundai Hysco Co. Ltd.	20,100	706
	NongShim Co. Ltd.	3,516	703
	Korea Gas Corp.	17,760	691
	Halla Climate Control Corp.	32,630	660
	Hyundai Securities Co. Ltd.	80,010	655
	SK Telecom Co. Ltd.	5,043	604
*	CJ Korea Express Co. Ltd.	8,632	595
^	Dongkuk Steel Mill Co. Ltd.	37,240	576
	STX Corp. Co. Ltd.	51,698	563
	KT Corp.	21,131	548
	STX Offshore & Shipbuilding Co. Ltd.	44,810	502
	Hite Jinro Co. Ltd.	23,079	499
	SK Networks Co. Ltd.	55,870	459
*	Hanjin Heavy Industries & Construction Co. Ltd.	28,772	423
	Mirae Asset Securities Co. Ltd.	13,524	411
^	STX Pan Ocean Co. Ltd.	76,430	396
*	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	395
	SKC Co. Ltd.	11,170	384
	KEPCO Engineering & Construction Co. Inc.	5,831	353
	Daishin Securities Co. Ltd.	38,520	332
	LG Hausys Ltd.	5,600	320
	POSCO	699	232
	Lotte Midopa Co. Ltd.	15,540	196
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	128
			540,239
Spain (1.8%)
	Telefonica SA	3,691,812	53,911
	Banco Santander SA	7,230,418	45,398
	Banco Bilbao Vizcaya Argentaria SA	4,000,056	27,069
	Inditex SA	204,334	18,418
	Iberdrola SA	3,634,126	16,934
	Repsol YPF SA	710,882	13,667
	Amadeus IT Holding SA	273,585	5,601
	Ferrovial SA	448,629	5,003
	Abertis Infraestructuras SA	304,675	4,719
	Gas Natural SDG SA	326,348	4,549
^	Banco de Sabadell SA	1,853,048	4,387
^,*	Grifols SA	171,211	4,311
^	ACS Actividades de Construccion y Servicios SA	190,883	3,511
^	Banco Popular Espanol SA	1,068,892	3,418
^	CaixaBank	932,864	3,216
	Enagas SA	149,931	2,634
*	Distribuidora Internacional de Alimentacion SA	535,516	2,571
^	Acerinox SA	208,277	2,543
^	Mapfre SA	748,229	2,166
	Red Electrica Corp. SA	46,268	2,015
^	Bankinter SA	327,557	1,461
	Zardoya Otis SA	117,196	1,437
^	Indra Sistemas SA	133,971	1,391
	Endesa SA	67,423	1,209
	Acciona SA	18,864	1,162
	Corp Financiera Alba	22,995	890
^	Fomento de Construcciones y Contratas SA	40,290	689
^	Mediaset Espana Comunicacion SA	124,398	566
^	Banco Espanol de Credito SA	62,761	236
			235,082
Sweden (2.1%)
*	Telefonaktiebolaget LM Ericsson Class B	2,461,285	24,400
	Nordea Bank AB	2,465,285	21,819
	Hennes & Mauritz AB Class B	478,122	16,394
	Svenska Handelsbanken AB Class A	506,399	16,391

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Sandvik AB	1,023,130	16,176
	Volvo AB Class B	1,132,229	15,713
	Swedbank AB Class A	786,135	12,977
^	Atlas Copco AB Class A	516,802	12,298
^	Skandinaviska Enskilda Banken AB Class A	1,778,426	11,982
	TeliaSonera AB	1,774,614	11,819
^	Assa Abloy AB Class B	284,616	8,284
^	SKF AB	338,467	8,019
	Svenska Cellulosa AB Class B	487,247	7,724
^	Investor AB Class B	373,931	7,456
^	Swedish Match AB	173,664	7,074
^	Atlas Copco AB Class B	322,564	6,774
	Scania AB Class B	326,437	6,671
	Tele2 AB	342,311	6,512
	Electrolux AB Class B	249,298	5,559
	Volvo AB Class A	395,409	5,478
^	Skanska AB Class B	318,211	5,182
^	Alfa Laval AB	254,351	5,074
	Getinge AB	178,699	4,789
	Hexagon AB Class B	203,593	4,125
*	Lundin Petroleum AB	191,596	3,814
	Investment AB Kinnevik	185,021	3,763
	Boliden AB	220,863	3,552
	Industrivarden AB Class A	217,782	3,500
	Elekta AB Class B	54,625	2,763
	Securitas AB Class B	284,464	2,605
	Modern Times Group AB Class B	48,107	2,342
^	Ratos AB	197,164	2,308
	SSAB AB Class A	200,739	2,046
	Husqvarna AB	352,365	2,029
	Industrivarden AB	92,179	1,409
	Holmen AB	50,884	1,352
	SSAB AB Class B	61,682	545
^	Scania AB Class A	21,986	433
			281,151
Switzerland (5.6%)
	Nestle SA	2,829,571	173,422
	Novartis AG	2,028,375	111,999
	Roche Holding AG	573,721	104,854
*	UBS AG	3,130,566	39,095
	ABB Ltd.	1,873,372	34,138
	Zurich Insurance Group AG	120,370	29,491
	Syngenta AG	77,201	27,073
	Cie Financiere Richemont SA	425,898	26,362
	Credit Suisse Group AG	980,229	23,446
	Swiss Re AG	302,419	18,990
	Transocean Ltd.	285,545	14,312
	Holcim Ltd.	199,044	12,415
	Swatch Group AG (Bearer)	25,292	11,685
	SGS SA	4,802	9,284
	Givaudan SA	7,562	7,341
	Geberit AG	33,195	7,019
1	Synthes Inc.	38,486	6,638
	Julius Baer Group Ltd.	169,469	6,496
	Swisscom AG	17,135	6,381
	Kuehne & Nagel International AG	48,214	5,863
	Adecco SA	115,260	5,623
	Sonova Holding AG	41,068	4,539
	Lindt & Spruengli AG (Registered)	112	4,386
	Sulzer AG	28,227	4,065
	Swiss Prime Site AG	43,950	3,665
	Aryzta AG	71,583	3,606
	PSP Swiss Property AG	37,860	3,402
	Actelion Ltd.	79,798	3,379

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Swatch Group AG (Registered)	42,063	3,362
	Baloise Holding AG	40,178	3,112
*	Clariant AG	237,655	3,026
	Schindler Holding AG (Registered)	23,651	3,020
	EMS-Chemie Holding AG	14,200	2,795
	Swiss Life Holding AG	26,684	2,729
	Lindt & Spruengli AG	749	2,442
	GAM Holding AG	160,734	2,066
	Pargesa Holding SA	30,496	2,044
	Schindler Holding AG	15,700	2,032
	Lonza Group AG	43,040	1,942
	Sika AG	890	1,888
	Partners Group Holding AG	8,841	1,683
	Barry Callebaut AG	1,603	1,543
	Banque Cantonale Vaudoise	2,676	1,515
	Nobel Biocare Holding AG	104,855	1,293
	Straumann Holding AG	6,438	1,070
*	BKW SA	12,314	475
			747,006
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,246,568	50,582
	Hon Hai Precision Industry Co. Ltd.	8,624,525	27,117
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,774,107	14,111
	Formosa Plastics Corp.	4,953,220	14,010
	Nan Ya Plastics Corp.	6,353,370	13,036
	HTC Corp.	697,570	10,471
	Formosa Chemicals & Fibre Corp.	3,464,210	9,999
	China Steel Corp.	9,169,453	9,103
	Chunghwa Telecom Co. Ltd. ADR	266,598	8,259
	MediaTek Inc.	924,227	7,963
	Cathay Financial Holding Co. Ltd.	6,382,763	6,710
	Asustek Computer Inc.	605,023	6,078
	Quanta Computer Inc.	2,309,480	6,043
	Chinatrust Financial Holding Co. Ltd.	9,030,944	5,725
	Uni-President Enterprises Corp.	3,652,062	5,659
	Delta Electronics Inc.	1,914,818	5,656
	Fubon Financial Holding Co. Ltd.	5,398,781	5,585
	Mega Financial Holding Co. Ltd.	6,866,620	5,399
	Formosa Petrochemical Corp.	1,524,580	4,721
	Taiwan Mobile Co. Ltd.	1,356,648	4,372
	United Microelectronics Corp. ADR	1,624,916	4,355
	Compal Electronics Inc.	3,555,510	4,070
*	Yuanta Financial Holding Co. Ltd.	8,051,708	3,835
	Cheng Shin Rubber Industry Co. Ltd.	1,513,800	3,753
	Catcher Technology Co. Ltd.	583,153	3,703
	Taiwan Cement Corp.	2,985,768	3,539
	President Chain Store Corp.	632,904	3,383
	Far Eastern New Century Corp.	2,965,516	3,329
	Advanced Semiconductor Engineering Inc. ADR	650,857	3,300
	Foxconn Technology Co. Ltd.	942,566	3,299
	AU Optronics Corp. ADR	671,184	3,014
	Advanced Semiconductor Engineering Inc.	2,952,137	2,969
	Synnex Technology International Corp.	1,240,990	2,898
	Siliconware Precision Industries Co. ADR	477,468	2,784
	Far EasTone Telecommunications Co. Ltd.	1,282,643	2,775
	First Financial Holding Co. Ltd.	4,575,112	2,726
	Hua Nan Financial Holdings Co. Ltd.	4,900,892	2,705
	MStar Semiconductor Inc.	435,539	2,571
	Wistron Corp.	1,687,977	2,518
	Acer Inc.	2,149,822	2,450
*	Taiwan Cooperative Financial Holding	3,975,944	2,443
	Asia Cement Corp.	1,941,096	2,325
	Lite-On Technology Corp.	1,900,761	2,310
	China Development Financial Holding Corp.	9,115,347	2,293

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Chimei Innolux Corp.	5,469,575	2,252
*	Hotai Motor Co. Ltd.	326,000	2,063
	Pou Chen Corp.	2,325,725	1,987
	Chunghwa Telecom Co. Ltd.	630,854	1,973
	Pegatron Corp.	1,360,038	1,956
	SinoPac Financial Holdings Co. Ltd.	5,757,897	1,951
	Taishin Financial Holding Co. Ltd.	5,055,431	1,941
	United Microelectronics Corp.	3,643,000	1,906
	Chang Hwa Commercial Bank	3,106,840	1,713
*	TPK Holding Co. Ltd.	140,000	1,708
	Epistar Corp.	681,000	1,643
	Yulon Motor Co. Ltd.	928,898	1,480
	E.Sun Financial Holding Co. Ltd.	2,771,405	1,463
	Taiwan Fertilizer Co. Ltd.	589,000	1,401
	Unimicron Technology Corp.	1,229,975	1,390
	Taiwan Glass Industry Corp.	1,349,954	1,339
*	Shin Kong Financial Holding Co. Ltd.	4,539,005	1,337
	Largan Precision Co. Ltd.	80,068	1,261
	KGI Securities Co. Ltd.	2,634,143	1,209
	Giant Manufacturing Co. Ltd.	235,625	1,178
	Advantech Co. Ltd.	342,105	1,157
	Novatek Microelectronics Corp.	377,916	1,137
	Teco Electric and Machinery Co. Ltd.	1,427,000	1,041
	Inventec Corp.	2,694,400	1,032
	Chicony Electronics Co. Ltd.	511,218	992
	Formosa Taffeta Co. Ltd.	1,026,000	966
	Macronix International	2,864,937	941
	Realtek Semiconductor Corp.	411,498	888
*	Taiwan Business Bank	2,916,674	882
	Siliconware Precision Industries Co.	697,000	822
	Walsin Lihwa Corp.	2,789,000	806
	Feng Hsin Iron & Steel Co.	474,790	796
	Evergreen Marine Corp. Taiwan Ltd.	1,319,993	774
	Eva Airways Corp.	1,265,221	756
	China Airlines Ltd.	1,822,913	706
	Capital Securities Corp.	1,826,231	649
	Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,389,451	625
	Cheng Uei Precision Industry Co. Ltd.	277,815	567
	Taiwan Secom Co. Ltd.	271,000	556
	Far Eastern International Bank	1,402,157	553
	Oriental Union Chemical Corp.	451,083	549
	U-Ming Marine Transport Corp.	322,000	545
	Ton Yi Industrial Corp.	978,600	502
	Yageo Corp.	1,713,000	490
	Waterland Financial Holdings Co. Ltd.	1,410,026	479
*	Tatung Co. Ltd.	1,750,794	477
	China Motor Corp.	570,105	469
	Coretronic Corp.	555,386	465
*	Inotera Memories Inc.	1,711,025	444
	Yang Ming Marine Transport Corp.	1,022,305	432
	Transcend Information Inc.	161,455	430
	Wan Hai Lines Ltd.	832,702	420
	AU Optronics Corp.	929,000	418
	Cathay Real Estate Development Co. Ltd.	897,000	417
	Eternal Chemical Co. Ltd.	534,056	415
	President Securities Corp.	728,495	377
	LITE-ON IT Corp.	355,421	357
	Nan Ya Printed Circuit Board Corp.	191,395	356
*	Winbond Electronics Corp.	1,979,000	328
	Compal Communications Inc.	222,520	312
	Vanguard International Semiconductor Corp.	476,466	227
*	Tatung Co. Ltd. GDR	11,142	61
			352,713

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Thailand (0.5%)
	PTT PCL (Foreign)	539,900	6,157
	PTT Exploration & Production PCL (Foreign)	1,067,472	6,151
	Advanced Info Service PCL (Foreign)	983,650	5,849
	Kasikornbank PCL (Foreign)	979,400	5,176
	Siam Commercial Bank PCL (Foreign)	995,486	4,998
	CP ALL PCL (Foreign)	1,502,100	3,731
	Siam Cement PCL (Foreign)	252,612	3,431
	PTT Global Chemical PCL (Foreign)	1,264,212	2,764
*	Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,574
	Bangkok Bank PCL (Foreign)	397,797	2,503
*	PTT PCL	159,472	1,819
	Bank of Ayudhya PCL (Foreign)	1,981,253	1,818
*	Banpu PCL (Local)	87,900	1,587
	Big C Supercenter PCL	254,900	1,571
	Thai Oil PCL (Foreign)	662,400	1,453
*	Siam Commercial Bank PCL (Local)	253,200	1,271
*	Indorama Ventures PCL	1,121,700	1,253
*	Glow Energy PCL	465,500	1,016
	Krung Thai Bank PCL (Foreign)	1,740,000	1,016
	Thai Union Frozen Products PCL (Foreign)	409,080	968
	BEC World PCL (Foreign)	573,400	958
	TMB Bank PCL	17,026,600	940
	Siam Makro PCL (Foreign)	74,500	926
*	Total Access Communication PCL (Local)	341,200	915
	IRPC PCL (Foreign)	5,950,900	841
	Bangkok Dusit Medical Services PCL	245,900	736
	Central Pattana PCL (Foreign)	451,600	735
*	CP ALL PCL (Local)	278,800	692
	Total Access Communication PCL (Foreign)	246,500	661
	Airports of Thailand PCL (Foreign)	324,200	652
*	Land and Houses PCL	2,392,600	617
*	Charoen Pokphand Foods PCL	466,000	616
	Electricity Generating PCL (Foreign)	130,500	416
*	Bank of Ayudhya PCL (Local)	375,600	338
*	IRPC PCL	2,304,400	326
	Thai Airways International PCL (Foreign)	364,302	317
*	BEC World PCL	186,400	312
	Siam City Cement PCL (Foreign)	29,100	311
*	Siam City Cement PCL (Local)	28,100	300
	Delta Electronics Thai PCL (Foreign)	339,900	273
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	255
*	Krung Thai Bank PCL	432,900	253
*	Electricity Generating PCL	68,900	221
*	Ratchaburi Electricity Generating Holding PCL (Local)	153,200	208
*	PTT Global Chemical PCL (Local)	75,600	169
	Central Pattana PCL	95,900	156
*	Thai Airways International PCL	173,100	151
*	PTT Exploration and Production PCL (Local)	21,000	121
*	Delta Electronics Thailand PCL	139,800	112
*	Thai Union Frozen Products PCL (Foreign) Rights Exp. 05/18/2012	66,556	49
			70,683
Turkey (0.3%)
*	Turkiye Garanti Bankasi AS	1,716,668	6,320
	Akbank TAS	984,898	3,661
*	Turkcell Iletisim Hizmetleri AS	720,175	3,583
	Haci Omer Sabanci Holding AS (Bearer)	649,249	2,700
	Anadolu Efes Biracilik Ve Malt Sanayii AS	190,201	2,681
	Turkiye Is Bankasi	1,117,456	2,560
	BIM Birlesik Magazalar AS	61,117	2,549
	KOC Holding AS	607,050	2,255
	Turkiye Halk Bankasi AS	304,628	2,136
	Turk Telekomunikasyon AS	438,257	1,920
	Turkiye Vakiflar Bankasi Tao	1,007,480	1,808

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Eregli Demir ve Celik Fabrikalari TAS	1,237,730	1,715
	Tupras Turkiye Petrol Rafinerileri AS	79,413	1,663
*	Yapi ve Kredi Bankasi AS	705,703	1,307
	Enka Insaat ve Sanayi AS	414,580	1,299
*	Turk Hava Yollari	767,604	1,176
	Coca-Cola Icecek AS	59,266	834
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	763
	Arcelik AS	173,146	760
*	Asya Katilim Bankasi AS	720,940	735
	Ford Otomotiv Sanayi AS	61,912	570
	Turkiye Sise ve Cam Fabrikalari AS	301,660	516
	Tofas Turk Otomobil Fabrikasi AS	116,023	514
*	Dogan Sirketler Grubu Holding AS	692,262	327
			44,352
United Kingdom (15.0%)
	HSBC Holdings plc	14,799,187	133,595
	Vodafone Group plc	40,704,672	112,669
	BP plc	15,385,633	111,148
	Royal Dutch Shell plc Class A	2,973,389	106,049
	GlaxoSmithKline plc	4,149,409	95,858
	British American Tobacco plc	1,608,391	82,494
	Royal Dutch Shell plc Class B	2,193,861	80,283
	BG Group plc	2,750,995	64,910
	Rio Tinto plc	1,157,734	64,897
	BHP Billiton plc	1,724,874	55,527
	Diageo plc	2,057,242	51,890
	Standard Chartered plc	1,942,743	47,492
	AstraZeneca plc	1,043,397	45,723
	Anglo American plc	1,083,413	41,868
	SABMiller plc	970,962	40,808
	Unilever plc	1,049,282	35,846
	Barclays plc	9,946,404	35,214
	Xstrata plc	1,816,363	34,884
	Reckitt Benckiser Group plc	591,917	34,458
	TESCO plc	6,494,521	33,464
	Imperial Tobacco Group plc	818,240	32,722
	National Grid plc	2,901,593	31,333
	Prudential plc	2,058,000	25,223
	BT Group plc	6,317,662	21,609
	Centrica plc	4,212,052	20,957
	Rolls-Royce Holdings plc	1,531,968	20,483
	Tullow Oil plc	737,667	18,404
*	Lloyds Banking Group plc	32,804,461	16,466
	SSE plc	762,168	16,343
	Compass Group plc	1,537,388	16,072
	Shire plc	457,308	14,905
	WPP plc	1,025,286	13,883
	Experian plc	816,587	12,897
	BAE Systems plc	2,647,048	12,685
	Pearson plc	662,949	12,487
	Aviva plc	2,377,920	11,901
	British Sky Broadcasting Group plc	1,051,038	11,567
*	Old Mutual plc	3,952,119	9,489
	WM Morrison Supermarkets plc	2,046,349	9,321
	ARM Holdings plc	1,099,733	9,305
	Legal & General Group plc	4,808,953	9,182
	Kingfisher plc	1,926,006	9,083
	Wolseley plc	229,312	8,730
	Burberry Group plc	359,840	8,674
	International Power plc	1,239,591	8,385
	Reed Elsevier plc	988,795	8,182
	Aggreko plc	215,900	7,891
	Glencore International plc	1,126,567	7,807
	J Sainsbury plc	1,524,785	7,622

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Land Securities Group plc	634,661	7,495
	Marks & Spencer Group plc	1,287,912	7,464
	Smith & Nephew plc	724,052	7,127
	Standard Life plc	1,917,828	6,960
	Johnson Matthey plc	175,488	6,590
	Randgold Resources Ltd.	74,027	6,571
	Next plc	138,150	6,570
	Associated British Foods plc	323,902	6,410
	Antofagasta plc	320,932	6,180
	Petrofac Ltd.	210,428	5,942
	British Land Co. plc	723,390	5,747
	Carnival plc	175,946	5,715
*	Royal Bank of Scotland Group plc	14,400,771	5,681
	InterContinental Hotels Group plc	236,524	5,640
	United Utilities Group plc	559,081	5,610
	Smiths Group plc	317,714	5,519
	Capita plc	502,311	5,410
	Intertek Group plc	130,821	5,341
	Severn Trent plc	192,682	5,284
	G4S plc	1,146,686	5,203
	AMEC plc	273,343	5,048
	Rexam plc	712,564	4,974
	Sage Group plc	1,062,949	4,939
	RSA Insurance Group plc	2,860,018	4,877
	Weir Group plc	173,136	4,793
	Whitbread plc	145,274	4,545
	Bunzl plc	267,941	4,452
	Fresnillo plc	174,619	4,449
	ITV plc	3,154,788	4,287
	Tate & Lyle plc	380,726	4,268
	GKN plc	1,277,944	4,227
	Meggitt plc	630,799	4,183
	IMI plc	258,846	4,158
	Resolution Ltd.	1,131,376	4,110
	Hammerson plc	580,756	3,937
	John Wood Group plc	296,798	3,769
	Serco Group plc	402,226	3,544
	Cobham plc	896,457	3,296
	ICAP plc	531,650	3,277
	Admiral Group plc	165,516	3,254
	Schroders plc (Voting Shares)	138,451	3,187
	London Stock Exchange Group plc	165,370	2,920
	Lonmin plc	167,514	2,843
	Eurasian Natural Resources Corp. plc	310,499	2,830
	Investec plc	487,500	2,812
*	Aegis Group plc	959,878	2,769
	Capital Shopping Centres Group plc	520,475	2,746
	William Hill plc	574,111	2,622
	Drax Group plc	294,604	2,596
	Inmarsat plc	359,272	2,564
	Man Group plc	1,521,407	2,556
	Cairn Energy plc	450,453	2,524
	3i Group plc	794,953	2,465
	Kazakhmys plc	172,884	2,427
	Invensys plc	668,667	2,412
	Ladbrokes plc	747,621	2,177
	Vedanta Resources plc	108,014	2,141
*	International Consolidated Airlines Group SA (London Shares)	737,786	2,113
	Segro plc	586,900	2,106
	Rentokil Initial plc	1,463,622	2,059
	Ashmore Group plc	292,821	1,819
	Hargreaves Lansdown plc	198,415	1,695
	Hays plc	1,118,527	1,623
	Logica plc	1,280,127	1,620

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Daily Mail & General Trust plc		229,403	1,550
TUI Travel plc		467,518	1,450
Schroders plc		44,442	812
^,* Essar Energy plc		304,495	726
Ferrexpo plc		137,551	654
African Barrick Gold plc		95,470	557

			1,992,906
Total Common Stocks (Cost $13,239,761)			13,281,461

	Coupon

Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
2,3 Vanguard Market Liquidity Fund (Cost $603,599)	0.137%	603,598,830	603,599

Total Investments (104.6%) (Cost $13,843,360)			13,885,060
Other Assets and Liabilities—Net (-4.6%)[3]			(610,928)
Net Assets (100%)			13,274,132

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $564,375,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $156,353,000, representing 1.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $603,599,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Australia (5.9%)
^,*	Centro Retail Australia	847,029	1,633
	Seek Ltd.	211,610	1,565
	UGL Ltd.	105,324	1,428
	Monadelphous Group Ltd.	57,505	1,383
*	PanAust Ltd.	388,372	1,302
1	Spark Infrastructure Group	848,889	1,280
	DUET Group	654,223	1,256
	Boart Longyear Ltd.	291,195	1,255
	Investa Office Fund	435,072	1,235
	GrainCorp Ltd.	127,631	1,222
*	Regis Resources Ltd.	269,463	1,179
*	Aurora Oil & Gas Ltd.	264,805	1,134
	Mineral Resources Ltd.	91,140	1,126
	Beach Energy Ltd.	762,582	1,105
^,*	Mesoblast Ltd.	128,826	1,006
*	Karoon Gas Australia Ltd.	143,659	955
	Primary Health Care Ltd.	322,874	948
^	carsales.com Ltd.	152,798	911
	Myer Holdings Ltd.	366,213	893
	Ausdrill Ltd.	210,504	892
	Seven Group Holdings Ltd.	83,490	875
*	Sundance Resources Ltd.	1,788,808	872
	Bradken Ltd.	111,866	859
	David Jones Ltd.	323,812	834
	Invocare Ltd.	86,970	759
	SAI Global Ltd.	138,656	756
	Navitas Ltd.	182,295	746
	Transfield Services Ltd.	316,080	745
*	Perseus Mining Ltd.	276,739	743
	NRW Holdings Ltd.	167,891	709
	Charter Hall Retail REIT	199,677	686
	Super Retail Group Ltd.	84,958	683
	Hastings Diversified Utilities Fund	315,989	678
*	Senex Energy Ltd.	576,048	678
	Australian Infrastructure Fund	289,357	669
	Cabcharge Australia Ltd.	100,554	668
*	Resolute Mining Ltd.	377,932	658
*	Sandfire Resources NL	78,906	632
	Mount Gibson Iron Ltd.	549,976	628
*	Evolution Mining Ltd.	345,048	628
	Kingsgate Consolidated Ltd.	97,856	628
^	JB Hi-Fi Ltd.	62,331	625
	AWE Ltd.	341,378	616
*	Transpacific Industries Group Ltd.	688,782	603
	Independence Group NL	133,221	599
	Cardno Ltd.	82,194	598
	BWP Trust	307,425	597
	Iress Market Technology Ltd.	84,862	593
	Qube Logistics Holdings Ltd.	352,441	579
	Medusa Mining Ltd.	93,731	557
*	Virgin Australia Holdings Ltd.	1,276,415	529
*	Energy World Corp. Ltd.	847,511	508
	Emeco Holdings Ltd.	470,575	507
	Fleetwood Corp. Ltd.	37,249	506
*	St. Barbara Ltd.	208,957	495
	Mermaid Marine Australia Ltd.	145,699	485
*	Coalspur Mines Ltd.	276,406	478
	Sigma Pharmaceuticals Ltd.	675,451	465
	Abacus Property Group	213,993	464
	ARB Corp. Ltd.	46,531	462
	GUD Holdings Ltd.	52,431	461

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	CGA Mining Ltd.	211,272	460
*	Discovery Metals Ltd.	252,646	454
	REA Group Ltd.	30,981	450
	Macmahon Holdings Ltd.	618,765	448
^	Western Areas NL	85,369	445
*	Silver Lake Resources Ltd.	132,406	442
	Premier Investments Ltd.	78,088	435
	Billabong International Ltd.	149,736	409
	Charter Hall Group	155,943	407
	Spotless Group Ltd.	151,024	403
*	Integra Mining Ltd.	739,050	397
^	Wotif.com Holdings Ltd.	85,438	391
*	Mineral Deposits Ltd.	62,718	390
	Whitehaven Coal Ltd.	70,599	389
*	Silex Systems Ltd.	101,267	388
	Southern Cross Media Group Ltd.	278,763	387
*	Gloucester Coal Ltd.	47,113	384
*	Cudeco Ltd.	108,145	383
*	Acrux Ltd.	88,845	369
	Imdex Ltd.	139,048	362
	TPG Telecom Ltd.	191,254	360
*	Coal of Africa Ltd.	365,596	321
	Automotive Holdings Group	120,977	316
*	Miclyn Express Offshore Ltd.	143,841	310
	McMillan Shakespeare Ltd.	27,082	309
	Ardent Leisure Group	235,431	306
	Pacific Brands Ltd.	473,400	302
	Ausenco Ltd.	64,831	300
*	Beadell Resources Ltd.	414,437	298
*	Horizon Oil Ltd.	861,761	293
*	Saracen Mineral Holdings Ltd.	487,742	292
^,*	Bathurst Resources Ltd.	434,735	287
	Reject Shop Ltd.	21,920	271
	iiNET Ltd.	81,942	268
*	Linc Energy Ltd.	231,472	267
*	Intrepid Mines Ltd.	297,788	264
	Austin Engineering Ltd.	49,804	259
	Challenger Diversified Property Group	469,353	259
	FKP Property Group	477,931	251
*	Flinders Mines Ltd.	1,165,279	247
	FlexiGroup Ltd.	101,507	239
*	Australian Agricultural Co. Ltd.	179,136	239
*	Pharmaxis Ltd.	171,181	236
	Skilled Group Ltd.	91,889	233
^,*	Gindalbie Metals Ltd.	370,797	224
	STW Communications Group Ltd.	229,734	220
*	Gryphon Minerals Ltd.	219,135	215
	Industrea Ltd.	210,868	214
*	Roc Oil Co. Ltd.	504,473	209
*	Tap Oil Ltd.	251,680	208
*	Nexus Energy Ltd.	964,664	208
	Troy Resources Ltd.	44,176	204
*	Equatorial Resources Ltd.	71,238	201
	Programmed Maintenance Services Ltd.	73,476	196
*	Indophil Resources NL	461,380	192
	Australian Pharmaceutical Industries Ltd.	456,303	187
	SMS Management & Technology Ltd.	29,492	186
*	Endeavour Mining Corp.	87,912	185
	M2 Telecommunications Group Ltd.	56,272	183
^,*	Biota Holdings Ltd.	201,890	178
*	Mirabela Nickel Ltd.	351,549	178
	Clough Ltd.	203,161	171
*	Kingsrose Mining Ltd.	137,982	169
	Astro Japan Property Group	58,290	161

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Ivanhoe Australia Ltd.	123,111	160
	Aspen Group	312,809	156
*	Tiger Resources Ltd.	419,327	147
*	Infigen Energy	573,584	146
	Watpac Ltd.	150,993	144
*	Ramelius Resources Ltd.	180,600	144
	WHK Group Ltd.	152,276	141
	Customers Ltd.	101,865	130
*	Coffey International Ltd.	279,023	130
*	Cockatoo Coal Ltd.	458,230	128
	Oakton Ltd.	82,740	112
*	Murchison Metals Ltd.	229,495	111
*	Dart Energy Ltd.	359,795	106
*	Sunland Group Ltd.	131,850	105
*	Ampella Mining Ltd.	90,130	99
	Alesco Corp. Ltd.	68,246	99
	OM Holdings Ltd.	180,982	91
*	Carnarvon Petroleum Ltd.	763,850	91
	Mincor Resources NL	114,012	82
*	Rex Minerals Ltd.	67,504	75
*	Galaxy Resources Ltd.	100,035	70
	Hills Holdings Ltd.	55,081	63
*	Geodynamics Ltd.	336,315	50
	Panoramic Resources Ltd.	44,300	50
*	Arafura Resources Ltd.	165,728	46
*	Carbon Energy Ltd.	480,974	40
*	White Energy Co. Ltd.	80,089	35
*	Kagara Ltd.	274,560	34
*	Elders Ltd.	102,772	26
*	Deep Yellow Ltd.	217,865	20
*	PaperlinX Ltd.	85,572	9
*	M2 Telecommunications Group Ltd. Rights Exp. 08/29/2012	14,068	6
*	Hastie Group Ltd.	88	—
			71,224
Austria (0.6%)
	Atrium European Real Estate Ltd.	171,329	835
	Oesterreichische Post AG	20,256	718
	Schoeller-Bleckmann Oilfield Equipment AG	7,995	714
	Conwert Immobilien Invest SE	57,038	680
	Wienerberger AG	58,157	680
*	CA Immobilien Anlagen AG	59,315	672
^	Mayr Melnhof Karton AG	5,825	594
	Semperit AG Holding	11,418	492
	Flughafen Wien AG	7,580	338
	RHI AG	12,143	320
*	S IMMO AG	48,753	278
	Kapsch TrafficCom AG	3,047	272
	BWT AG	7,598	133
	Zumtobel AG	8,459	117
	Palfinger AG	2,367	58
			6,901
Belgium (0.9%)
	Ackermans & van Haaren NV	16,791	1,440
	Cofinimmo	8,644	1,044
^	Sofina SA	11,817	949
	D'ieteren SA/NV	17,276	763
	Nyrstar (Voting Shares)	89,480	735
	Befimmo SCA Sicafi	11,303	688
^,*	ThromboGenics NV	17,490	550
	Gimv NV	10,797	529
	Barco NV	7,256	482
	Cie d'Entreprises CFE	8,275	477
	Sipef SA	4,933	455
	Tessenderlo Chemie NV (Voting Shares)	12,964	411

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Melexis NV	22,610	398
	Warehouses De Pauw SCA	7,172	372
	Cie Maritime Belge SA	15,027	350
	EVS Broadcast Equipment SA	6,884	345
*	RHJ International	46,275	242
*	AGFA-Gevaert NV	109,821	240
	Van de Velde NV	4,250	207
	Recticel SA	22,964	181
*	Euronav NV	15,563	145
	Ion Beam Applications	13,429	88
*	KBC Ancora	10,860	86
^	Intervest Offices & Warehouses	2,702	69
	Wereldhave Belgium NV	673	65
			11,311
Brazil (2.3%)
	Cia Hering	102,643	2,549
	BR Properties SA	199,700	2,493
	Raia Drogasil SA	163,200	1,745
	Localiza Rent a Car SA	94,115	1,610
	Totvs SA	75,675	1,469
	Diagnosticos da America SA	193,789	1,388
	Marcopolo SA Prior Pfd.	183,508	988
	Odontoprev SA	166,650	880
	Cia de Saneamento de Minas Gerais-COPASA	37,298	874
	Alpargatas SA Prior Pfd.	98,940	797
	Obrascon Huarte Lain Brasil SA	87,500	756
	Iochpe-Maxion SA	43,500	753
	Mills Estruturas e Servicos de Engenharia SA	57,700	750
	Multiplus SA	30,900	672
	Fleury SA	48,100	624
	Aliansce Shopping Centers SA	61,800	583
	Iguatemi Empresa de Shopping Centers SA	25,100	547
	Randon Participacoes SA Prior Pfd.	103,476	547
	Santos Brasil Participacoes SA	30,960	541
	Even Construtora e Incorporadora SA	137,100	512
	LPS Brasil Consultoria de Imoveis SA	28,303	489
	Rossi Residencial SA	116,262	487
	Brasil Insurance Participacoes e Administracao SA	44,300	477
	Gafisa SA	256,400	472
	Marisa Lojas SA	37,900	448
	Magnesita Refratarios SA	125,600	441
	Brasil Brokers Participacoes SA	123,300	422
	Brookfield Incorporacoes SA	154,520	408
	Tecnisa SA	90,200	406
	Contax Participacoes SA Prior Pfd.	28,853	375
	Sao Martinho SA	30,200	362
	Gol Linhas Aereas Inteligentes SA Prior Pfd.	67,000	356
	Cia Energetica do Ceara Prior Pfd.	19,800	353
	SLC Agricola SA	34,600	342
	Guararapes Confeccoes SA	5,548	288
	Grendene SA	48,300	249
*	Paranapanema SA	104,200	159
	Banco Industrial e Comercial SA Prior Pfd.	23,500	73
			27,685
Canada (16.5%)
	Pembina Pipeline Corp.	178,305	5,393
	Baytex Energy Corp.	72,900	3,853
	Franco-Nevada Corp.	84,091	3,772
	Metro Inc.	66,694	3,680
	Viterra Inc.	220,967	3,559
*	SXC Health Solutions Corp.	39,200	3,555
*	Athabasca Oil Sands Corp.	258,859	3,040
	Onex Corp.	75,597	3,002
	Vermilion Energy Inc.	59,419	2,881

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Emera Inc.	80,697	2,856
	Dollarama Inc.	48,331	2,690
*	New Gold Inc.	287,096	2,616
^	H&R REIT	105,045	2,595
	Atco Ltd.	33,975	2,514
	Inmet Mining Corp.	44,887	2,469
*	Tourmaline Oil Corp.	99,228	2,392
	Gildan Activewear Inc.	78,125	2,250
	Methanex Corp.	62,677	2,207
	TMX Group Inc.	47,093	2,150
	Enerplus Corp.	113,500	2,100
*	Open Text Corp.	36,677	2,056
	Pan American Silver Corp.	100,404	1,952
	Calloway REIT	68,808	1,914
	Industrial Alliance Insurance & Financial Services Inc.	59,564	1,899
	AltaGas Ltd.	58,602	1,897
	CAE Inc.	171,971	1,880
	Boardwalk REIT	30,978	1,844
	Keyera Corp.	44,900	1,836
	Pengrowth Energy Corp.	204,000	1,834
^	Dundee REIT	47,398	1,770
	Astral Media Inc. Class A	35,336	1,746
	Progressive Waste Solutions Ltd.	80,480	1,746
^	Canadian REIT	43,703	1,712
	Veresen Inc.	111,200	1,699
	Progress Energy Resources Corp.	153,201	1,686
*	AuRico Gold Inc.	178,333	1,639
*	Detour Gold Corp.	65,422	1,615
*	Precision Drilling Corp.	175,137	1,613
*	Alacer Gold Corp.	189,759	1,537
	Groupe Aeroplan Inc.	117,186	1,507
^	Ritchie Bros Auctioneers Inc.	70,404	1,490
	Centerra Gold Inc.	113,166	1,465
	Bonavista Energy Corp.	81,200	1,465
	Ensign Energy Services Inc.	100,472	1,452
	Canadian Western Bank	49,295	1,432
*	Lundin Mining Corp.	288,757	1,403
	Peyto Exploration & Development Corp.	81,000	1,382
	Trican Well Service Ltd.	94,206	1,363
	Alamos Gold Inc.	74,387	1,361
^	Cominar REIT	55,472	1,353
	Empire Co. Ltd. Class A	22,595	1,330
	Gibson Energy Inc.	57,616	1,320
	Canadian Apartment Properties REIT	56,074	1,319
	Corus Entertainment Inc. Class B	52,114	1,285
	HudBay Minerals Inc.	121,083	1,275
	ShawCor Ltd. Class A	38,897	1,258
	Primaris Retail REIT	52,717	1,236
	Mullen Group Ltd.	56,439	1,223
	Russel Metals Inc.	44,271	1,215
*	Tahoe Resources Inc.	63,900	1,202
	NovaGold Resources Inc.	166,137	1,197
*	Celestica Inc.	132,731	1,189
	TransForce Inc.	64,376	1,165
	Quebecor Inc. Class B	29,593	1,163
	Sherritt International Corp.	201,195	1,151
	Trilogy Energy Corp.	40,979	1,133
	Stantec Inc.	34,250	1,119
	Toromont Industries Ltd.	49,269	1,104
	Cogeco Cable Inc.	22,133	1,098
	Home Capital Group Inc. Class B	22,279	1,084
	Jean Coutu Group PJC Inc. Class A	75,333	1,079
^,*	Westport Innovations Inc.	33,928	1,065
	RONA Inc.	97,709	1,048

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Petrobank Energy & Resources Ltd.	70,306	1,008
	Maple Leaf Foods Inc.	75,045	981
*	First Majestic Silver Corp.	62,246	979
	MacDonald Dettwiler & Associates Ltd.	21,553	979
	Artis REIT	57,386	978
	AGF Management Ltd. Class B	69,645	962
	Just Energy Group Inc.	73,000	960
	Petrominerales Ltd.	65,600	960
*	Celtic Exploration Ltd.	65,060	954
	Enerflex Ltd.	75,940	939
	Cineplex Inc.	30,708	935
*	Imax Corp.	38,646	925
	Allied Properties REIT	33,188	921
^,*	Uranium One Inc.	312,225	907
^	Atlantic Power Corp.	62,789	896
	Chartwell Seniors Housing REIT	93,979	887
	SEMAFO Inc.	173,889	884
*	B2Gold Corp.	233,600	882
	West Fraser Timber Co. Ltd.	19,635	863
	First Capital Realty Inc.	46,363	863
	Linamar Corp.	43,135	853
*	BlackPearl Resources Inc.	189,148	850
	CCL Industries Inc. Class B	22,026	844
	Northland Power Inc.	47,000	840
	Laurentian Bank of Canada	18,678	832
*	Canfor Corp.	75,288	825
	Manitoba Telecom Services Inc.	22,716	789
*	Silver Standard Resources Inc.	54,596	789
	Major Drilling Group International	51,860	779
^	Silvercorp Metals Inc.	112,593	776
*	Legacy Oil & Gas Inc.	87,000	759
	Genworth MI Canada Inc.	36,129	751
*	Neo Material Technologies Inc.	67,200	741
^	PetroBakken Energy Ltd. Class A	50,910	737
*	Paramount Resources Ltd. Class A	26,693	721
*	Imperial Metals Corp.	46,302	717
*	Capstone Mining Corp.	231,177	690
	Dorel Industries Inc. Class B	22,232	673
	CML HealthCare Inc.	61,805	669
*	Pretium Resources Inc.	39,500	667
	NAL Energy Corp.	83,600	641
*	Harry Winston Diamond Corp.	44,633	637
*	Dundee Precious Metals Inc.	81,776	637
*	Martinrea International Inc.	66,776	628
	Bonterra Energy Corp.	12,470	627
	Capital Power Corp.	26,300	624
	Calfrac Well Services Ltd.	22,158	608
*	Kirkland Lake Gold Inc.	45,972	600
	Pason Systems Inc.	45,091	587
	Canaccord Financial Inc.	74,077	585
	Aecon Group Inc.	43,205	584
*	Aurizon Mines Ltd.	106,998	578
*	ATS Automation Tooling Systems Inc.	59,589	568
	Trinidad Drilling Ltd.	87,066	564
^,*	Birchcliff Energy Ltd.	81,384	558
*	Bankers Petroleum Ltd.	160,155	554
	Morguard REIT	32,252	551
	Transcontinental Inc. Class A	46,507	544
*	Thompson Creek Metals Co. Inc.	90,585	540
*	FirstService Corp.	19,547	534
	North West Co. Inc.	23,600	531
	First National Financial Corp.	31,700	518
	Reitmans Canada Ltd. Class A	33,203	511
	Dundee Corp. Class A	20,204	500

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Rubicon Minerals Corp.	164,012	500
*	China Gold International Resources Corp. Ltd.	109,900	500
*	Flint Energy Services Ltd.	19,684	496
*	Banro Corp.	116,700	496
*	Taseko Mines Ltd.	143,270	496
*	Denison Mines Corp.	267,067	489
*	Endeavour Silver Corp.	52,302	486
	Savanna Energy Services Corp.	61,736	477
*	Crew Energy Inc.	66,915	474
	Davis & Henderson Corp.	24,400	468
	Nevsun Resources Ltd.	126,731	467
	Nordion Inc.	50,580	462
^	Extendicare REIT	55,775	457
	Innergex Renewable Energy Inc.	43,200	452
*	Great Canadian Gaming Corp.	54,030	448
	Superior Plus Corp.	59,424	447
	Torstar Corp. Class B	41,835	434
*	Seabridge Gold Inc.	24,895	422
*	Cott Corp.	61,544	401
*	Advantage Oil & Gas Ltd.	119,590	375
	Wi-Lan Inc.	62,400	358
	Viterra Inc.	22,132	357
*	OceanaGold Corp.	150,309	347
^	InnVest REIT	66,543	343
*	SouthGobi Resources Ltd.	47,800	331
*	Gabriel Resources Ltd.	124,210	328
*	Northern Dynasty Minerals Ltd.	53,517	298
*	Paladin Labs Inc.	7,200	293
*	Katanga Mining Ltd.	322,700	268
*	Avion Gold Corp.	246,600	250
*	Lake Shore Gold Corp.	253,290	246
*	Eastern Platinum Ltd.	638,500	246
*	Great Basin Gold Ltd.	343,009	240
^,*	Golden Star Resources Ltd.	142,600	219
	GMP Capital Inc.	33,800	210
*	Atrium Innovations Inc.	17,235	196
*	Chinook Energy Inc.	140,594	189
*	NuVista Energy Ltd.	54,838	174
*	Fairborne Energy Ltd.	91,400	169
	Sprott Inc.	36,800	167
*	Jaguar Mining Inc.	59,876	167
*	Guyana Goldfields Inc.	57,051	158
^,*	Mercator Minerals Ltd.	119,200	144
*	Sierra Wireless Inc.	19,150	130
*	Transat AT Inc. Class A	23,100	129
	Melcor Developments Ltd.	6,600	102
	Cascades Inc.	20,900	90
*	Aura Minerals Inc.	85,800	65
*	Norbord Inc.	3,800	44
*	Cardiome Pharma Corp.	42,600	24
*	Kinross Gold Corp. Warrants Exp. 09/18/2014	9,734	6
^,*	Sino-Forest Corp.	148,706	—
			199,689
Chile (0.6%)
	Sonda SA	367,891	1,096
*	Sociedad Matriz SAAM SA	7,605,735	909
	Vina Concha y Toro SA	376,453	799
	Salfacorp SA	288,280	737
	Parque Arauco SA	372,087	723
*	Ripley Corp. SA	643,335	718
	Administradora de Fondos de Pensiones Provida SA	108,681	580
*	Cia Sud Americana de Vapores SA	4,722,374	555
	Besalco SA	276,616	542
	Inversiones Aguas Metropolitanas SA	292,226	515

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Norte Grande SA	30,237,463	377
	Masisa SA	427,149	48
			7,599
China (3.5%)
	China Shanshui Cement Group Ltd.	1,327,363	1,070
	Digital China Holdings Ltd.	549,671	1,038
	China Gas Holdings Ltd.	2,042,600	1,012
	Vinda International Holdings Ltd.	468,000	831
	Daphne International Holdings Ltd.	555,996	790
*	Hunan Nonferrous Metal Corp. Ltd.	2,485,223	724
^	Uni-President China Holdings Ltd.	775,836	703
	Intime Department Store Group Co. Ltd.	544,967	685
	Yingde Gases	568,500	660
	AviChina Industry & Technology Co. Ltd.	1,367,841	629
	Dah Chong Hong Holdings Ltd.	570,032	604
	Minth Group Ltd.	460,219	581
*	Minmetals Resources Ltd.	1,124,127	571
^	CP Pokphand Co.	4,542,000	560
	Skyworth Digital Holdings Ltd.	1,360,497	554
^	Dongyue Group	718,000	534
^,*	Beijing Enterprises Water Group Ltd.	2,269,448	515
^,*	China ZhengTong Auto Services Holdings Ltd.	514,000	505
*	Haier Electronics Group Co. Ltd.	484,221	504
*	United Energy Group Ltd.	2,313,259	502
	China Everbright International Ltd.	1,064,810	502
^	Ports Design Ltd.	310,355	456
	Sino Biopharmaceutical	1,633,796	441
	Shenzhou International Group Holdings Ltd.	234,000	439
^	West China Cement Ltd.	1,732,000	416
	China Power International Development Ltd.	1,783,100	403
	Haitian International Holdings Ltd.	348,221	401
*	TCL Multimedia Technology Holdings Ltd.	676,000	382
	Huaxin Cement Co. Ltd. Class B	200,000	382
^	Hengdeli Holdings Ltd.	957,969	382
^	China Metal Recycling Holdings Ltd.	332,400	379
	REXLot Holdings Ltd.	4,129,448	372
	New World Department Store China Ltd.	543,000	370
^	Ajisen China Holdings Ltd.	328,408	365
^	Phoenix Satellite Television Holdings Ltd.	1,065,783	364
	Sinopec Kantons Holdings Ltd.	500,000	353
	Shenguan Holdings Group Ltd.	640,000	345
	China Medical System Holdings Ltd.	724,800	334
^,*	China Precious Metal Resources Holdings Co. Ltd.	1,870,000	332
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	329
	Shougang Concord International Enterprises Co. Ltd.	6,059,116	322
^	China SCE Property Holdings Ltd.	1,368,000	317
	Cosco International Holdings Ltd.	726,000	315
	NVC Lighting Holdings Ltd.	857,000	310
	Towngas China Co. Ltd.	413,000	292
	First Tractor Co. Ltd.	312,832	291
	Qingling Motors Co. Ltd.	900,000	286
	Jiangsu Future Land Co. Ltd. Class B	462,450	285
^	China Liansu Group Holdings Ltd.	451,000	282
	Chiho-Tiande Group Ltd.	514,000	277
	Tianneng Power International Ltd.	560,000	276
	China South City Holdings Ltd.	2,002,000	275
^	Kingdee International Software Group Co. Ltd.	1,235,200	274
^	Sihuan Pharmaceutical Holdings Group Ltd.	723,000	274
^	China Water Affairs Group Ltd.	876,000	273
	Hangzhou Steam Turbine Co. Class B	198,177	271
^	VODone Ltd.	1,905,060	270
*	Anxin-China Holdings Ltd.	1,336,000	267
	Biostime International Holdings Ltd.	89,500	257
	TCC International Holdings Ltd.	739,000	254

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Lilang Ltd.	269,000	248
	China Shineway Pharmaceutical Group Ltd.	157,000	244
	Yuexiu Transport Infrastructure Ltd.	494,000	238
	Kingsoft Corp. Ltd.	515,000	236
*	Lao Feng Xiang Co. Ltd. Class B	105,600	231
*	China Oil and Gas Group Ltd.	2,280,000	228
^	Silver base Group Holdings Ltd.	419,000	224
*	Winsway Coking Coal Holding Ltd.	953,000	221
	PCD Stores Group Ltd.	1,782,000	219
^,*	Sino Oil And Gas Holdings Ltd.	8,770,000	219
	Luthai Textile Co. Ltd. Class B	249,700	218
^	China Lumena New Materials Corp.	1,202,000	218
	Yip's Chemical Holdings Ltd.	272,000	214
*	Chongqing Iron & Steel Co. Ltd.	1,172,000	208
^	Lonking Holdings Ltd.	569,313	206
^	Comba Telecom Systems Holdings Ltd.	370,675	204
	Xiamen International Port Co. Ltd.	1,602,000	204
*	China Daye Non-Ferrous Metals Mining Ltd.	3,800,000	203
*	Shanghai Industrial Urban Development Group Ltd.	946,000	201
*	Tianjin Development Hldgs Ltd.	450,000	200
	AMVIG Holdings Ltd.	358,000	200
	China Wireless Technologies Ltd.	1,302,378	197
*	Kaisa Group Holdings Ltd.	936,000	197
	Lingbao Gold Co. Ltd.	392,558	195
	Welling Holding Ltd.	1,203,600	188
*	BYD Electronic International Co. Ltd.	616,500	185
	XTEP International Holdings	396,879	180
*	Tech Pro Technology Development Ltd.	434,000	174
	China Singyes Solar Technologies Holdings Ltd.	348,000	171
^	Silver Grant International	785,998	167
	Inspur International Ltd.	5,180,000	166
	Billion Industrial Holdings Ltd.	306,500	164
	Beijing Capital Land Ltd.	598,000	164
*	Chinasoft International Ltd.	580,000	162
*	China Fangda Group Co. Ltd. Class B	436,800	161
^,*	Hi Sun Technology China Ltd.	1,050,724	161
	Yuexiu REIT	312,000	160
*	North Mining Shares Co. Ltd.	5,070,000	160
*	Sino Union Energy Investment Group Ltd.	1,870,000	159
*	Yuanda China Holdings Ltd.	1,162,000	158
^	China Automation Group Ltd.	566,670	156
*	Pou Sheng International Holdings Ltd.	1,626,000	150
	Minmetals Land Ltd.	1,184,000	149
	Hefei Meiling Co. Ltd. Class B	286,800	149
	Hainan Meilan International Airport Co. Ltd.	231,000	147
*	Citic 21CN Co. Ltd.	2,548,000	144
	TCL Communication Technology Holdings Ltd.	349,000	139
^	China High Precision Automation Group Ltd.	401,000	139
	Xingda International Holdings Ltd.	306,000	132
	China Green Holdings Ltd.	453,928	132
	Fufeng Group Ltd.	325,505	131
	Livzon Pharmaceutical Inc. Class B	51,500	130
*	Interchina Holdings Co.	2,165,000	129
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	129
	Powerlong Real Estate Holdings Ltd.	752,000	128
	Microport Scientific Corp.	270,000	127
*	Goodtop Tin International Holdings Ltd.	1,390,000	124
^	Peak Sport Products Co. Ltd.	523,756	122
	Shandong Airlines Co. Ltd.	90,400	119
	Eastern Communications Co. Ltd. Class B	269,950	118
	China National Accord Medicines Corp. Ltd. Class B	52,900	118
	Wafangdian Bearing Co. Ltd. Class B	150,200	117
	Truly International Holdings	773,000	115
*	Sinolink Worldwide Holdings Ltd.	1,446,000	115

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	SVA Electron Co. Ltd. Class B	268,933	115
	C C Land Holdings Ltd.	542,000	114
	Maoye International Holdings Ltd.	473,459	112
*	Golden Meditech Holdings Ltd.	904,000	112
*	China Rare Earth Holdings Ltd.	426,000	111
	Ju Teng International Holdings Ltd.	534,000	111
	China Tontine Wines Group Ltd.	952,000	109
	China Pharmaceutical Group Ltd.	528,000	108
	Shanghai Baosight Software Co. Ltd. Class B	90,870	107
*	China Datang Corp. Renewable Power Co. Ltd.	657,000	104
*	Huangshan Tourism Development Co. Ltd. Class B	77,300	102
^	Boshiwa International Holding Ltd.	469,000	102
*	Shanghai Erfangji Co. Ltd. Class B	254,429	100
*	O-Net Communications Group Ltd.	397,000	100
	TPV Technology Ltd.	436,000	100
	SRE Group Ltd.	1,992,000	98
	Tianjin Port Development Holdings Ltd.	721,976	97
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	97
*	Heng Tai Consumables Group Ltd.	3,480,750	94
*	Shanghai Material Trading Co. Ltd. Class B	154,300	93
	Lijun International Pharmaceutical Holding Ltd.	420,000	92
	China Vanadium Titano - Magnetite Mining Co. Ltd.	400,000	91
*	China ITS Holdings Co. Ltd.	531,000	85
*	Changchai Co. Ltd. Class B	179,100	83
*	Kai Yuan Holdings Ltd.	3,160,000	82
*	Shanghai Highly Group Co. Ltd. Class B	147,000	82
*	SGSB Group Co. Ltd. Class B	153,400	81
*	Fiyta Holdings Ltd. Class B	73,309	80
*	Shenzhen SEG Co. Ltd. Class B	407,600	80
*	PetroAsian Energy Holdings Ltd.	3,380,000	79
	SYP Glass Group Co. Ltd.	139,400	75
*	BaWang International Group Holding Ltd.	788,000	74
	Wasion Group Holdings Ltd.	174,000	73
	Sparkle Roll Group Ltd.	752,000	68
*	China Power New Energy Development Co. Ltd.	1,600,000	68
^	361 Degrees International Ltd.	199,000	63
	China Aerospace International Holdings Ltd.	708,000	63
	Fantasia Holdings Group Co. Ltd.	543,000	62
*	Hubei Sanonda Co. Ltd. Class B	178,600	62
*	Shanghai Dajiang Group Class B	158,400	60
*	Chengde Dalu Co. Ltd. Class B	271,700	60
	HKC Holdings Ltd.	1,161,460	57
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	56
	Besunyen Holdings Co. Ltd.	609,000	55
*	Mingyuan Medicare Development Co. Ltd.	2,050,000	52
*	China Mining Resources Group Ltd.	3,384,000	49
*	Shenzhen International Enterprise Class B	38,200	46
*	China Hongxing Sports Ltd.	831,000	39
	Sinotrans Shipping Ltd.	156,986	37
	Real Nutriceutical Group Ltd.	144,000	37
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	34
	Chongqing Machinery & Electric Co. Ltd.	158,000	29
^	Real Gold Mining Ltd.	239,476	26
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	168,000	25
*	China Nickel Resources Holdings Co. Ltd.	270,000	21
	Dalian Port PDA Co. Ltd.	80,278	18
	Great Wall Technology Co. Ltd.	12,000	3
*	China Milk Products Group Ltd.	140,000	—
			42,232
Denmark (0.7%)
	GN Store Nord A/S	133,809	1,501
*	Topdanmark A/S	8,626	1,480
*	Jyske Bank A/S	39,274	1,231
*	Sydbank A/S	48,546	844

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	SimCorp A/S	2,962	528
^	Pandora A/S	41,404	437
^	NKT Holding A/S	8,942	436
	ALK-Abello A/S	5,744	414
	East Asiatic Co. Ltd. A/S	11,950	329
	Schouw & Co.	10,765	244
	Solar A/S Class B	4,444	240
	D/S Norden	8,002	227
*	Bang & Olufsen A/S	17,280	211
*	Genmab A/S	20,097	161
*	Alm Brand A/S	69,027	139
*	Bavarian Nordic A/S	11,876	106
	Auriga Industries Class B	7,220	96
			8,624
Egypt (0.2%)
	Alexandria Mineral Oils Co.	21,398	305
*	Palm Hills Developments SAE	711,899	225
*	Amer Group Holding	1,869,586	210
	South Valley Cement	374,902	198
	Six of October Development & Investment	66,991	178
	Delta Sugar Co.	51,500	134
	Canal Shipping Agencies Co.	128,632	133
*	National Development Bank	162,587	93
	Ghabbour Auto	28,772	91
*	Medinet Nasr Housing	32,673	91
	Arab Cotton Ginning	184,483	82
	Oriental Weavers	23,058	73
	Heliopolis Housing	26,698	70
*	Nile Cotton Ginning	31,192	34
*	Egyptian Resorts Co.	160,361	29
*	Egyptian Financial & Industrial Co.	16,680	29
			1,975
Finland (1.6%)
	Elisa Oyj	106,778	2,408
	YIT Oyj	82,025	1,763
	Outotec Oyj	28,840	1,553
	Pohjola Bank plc Class A	123,234	1,326
	Orion Oyj Class B	61,735	1,259
^	Konecranes Oyj	37,878	1,154
	Amer Sports Oyj	80,014	1,138
	Huhtamaki Oyj	65,407	1,038
	Cargotec Oyj Class B	27,356	942
	Tieto Oyj	47,660	839
	Sponda Oyj	184,386	741
	Kemira Oyj	55,136	700
	Tikkurila Oyj	28,366	576
	Uponor Oyj	40,675	532
	Ramirent Oyj	53,420	504
	Citycon Oyj	147,840	490
^,*	Metsa Board Oyj	156,062	429
	Lassila & Tikanoja Oyj	23,490	331
	Stockmann OYJ Abp Class B	14,773	331
	Cramo Oyj	19,606	301
	Raisio plc	88,982	286
	Ahlstrom Oyj	14,822	268
	Oriola-KD Oyj	67,644	163
	Poyry Oyj	19,414	155
	Lemminkainen Oyj	5,719	145
^	HKScan Oyj	22,851	133
	F-Secure Oyj	22,782	51
*	Finnair Oyj	3,660	11
			19,567

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
France (2.3%)
^	Havas SA	273,516	1,548
	CFAO SA	30,513	1,315
	Remy Cointreau SA	11,475	1,280
	Neopost SA	20,719	1,192
	Metropole Television SA	69,769	1,072
	Rubis	18,738	1,019
^	Bourbon SA	34,437	1,009
	Nexans SA	19,725	989
	Etablissements Maurel et Prom	59,119	985
	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,127	857
	Orpea	24,687	828
	Ingenico	15,638	823
	Teleperformance SA	29,180	782
	IPSOS	22,648	735
	Virbac SA	3,909	657
	Mercialys SA	27,053	541
	SA des Ciments Vicat	9,309	535
	Nexity SA	16,881	481
*	UBISOFT Entertainment	69,628	480
	Mersen	14,208	471
	Alten Ltd.	16,142	470
	Eurofins Scientific	3,928	465
*	Altran Technologies SA	75,880	447
	Medica SA	28,052	434
	Saft Groupe SA	15,701	434
^	Plastic Omnium SA	15,003	392
	Rallye SA	11,463	383
^,*	SOITEC	81,922	347
	Vilmorin & Cie	2,751	297
	Sechilienne-Sidec	18,948	289
	Societe d'Edition de Canal &	50,932	289
	Derichebourg SA	97,074	288
*	Technicolor SA	133,888	283
	FFP	7,081	276
*	GameLoft SA	41,744	259
*	Club Mediterranee	12,894	247
	Beneteau SA	22,793	246
*	Jacquet Metal Service	17,677	244
*	Parrot SA	7,881	238
	Bonduelle S.C.A.	2,406	232
	Sopra Group SA	3,992	230
^	April	11,785	221
	Laurent-Perrier	2,165	219
	Boiron SA	6,982	215
	Esso SA Francaise	2,527	209
	Societe de la Tour Eiffel	3,899	203
*	Manitou BF SA	9,233	203
	Faiveley Transport	3,184	176
	Stallergenes SA	2,818	175
*	Bull	46,952	175
	Assystem	7,796	165
	Groupe Steria SCA	7,613	151
	NRJ Group	18,671	146
	Trigano SA	8,932	132
*	Boursorama	18,049	129
*	Theolia SA	110,109	125
*	GFI Informatique SA	29,918	121
*	Maurel & Prom Nigeria SA	42,584	118
*	Euro Disney SCA	19,591	105
	GL Events	4,598	103
*	Haulotte Group SA	9,244	98
*	Guerbet	1,046	95
	Union Financiere de France BQE SA	3,200	92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Meetic SA	5,350	87
	Sequana SA	13,516	63
	Maisons France Confort	2,157	59
	Pierre & Vacances SA	1,843	55
*	Etam Developpement SA	3,174	54
	Seche Environnement SA	720	26
*	Spir Communication	715	18
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	12
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	2
			28,141
Germany (3.4%)
	Symrise AG	73,716	2,137
	MTU Aero Engines Holding AG	24,276	2,045
	ProSiebenSat.1 Media AG Prior Pfd.	69,586	1,768
	Aurubis AG	29,581	1,646
^,*	SGL Carbon SE	31,741	1,451
	Freenet AG	82,726	1,439
	Fuchs Petrolub AG	23,123	1,290
	Stada Arzneimittel AG	38,661	1,284
	Rhoen Klinikum AG	45,392	1,277
	Deutsche Euroshop AG	34,201	1,245
	Aixtron SE NA	67,214	1,228
	Douglas Holding AG	25,658	1,179
	Leoni AG	21,257	1,092
	Fuchs Petrolub AG Prior Pfd.	16,617	990
*	Dialog Semiconductor plc	41,367	912
*	Gildemeister AG	44,338	909
	Gerry Weber International AG	21,352	907
	Wirecard AG	48,704	904
^,*	Sky Deutschland AG	351,547	900
	Wincor Nixdorf AG	22,888	888
	Deutsche Wohnen AG	57,872	851
	Pfeiffer Vacuum Technology AG	5,949	722
	Rational AG	2,521	645
	ElringKlinger AG	22,180	643
*	Deutz AG	86,329	613
	Vossloh AG	5,866	572
*	Aareal Bank AG	29,439	569
*	KUKA AG	23,542	561
	Krones AG	9,880	548
	GAGFAH SA	55,017	493
	CTS Eventim AG	12,206	477
	Rheinmetall AG	8,442	474
	Alstria Office REIT-AG	43,808	467
	KWS Saat AG	1,729	461
	Bechtle AG	10,128	456
*	Morphosys AG	15,665	428
	Draegerwerk AG & Co. KGaA Prior Pfd.	3,447	388
^	Delticom AG	3,695	359
	GFK SE	6,712	357
	Kloeckner & Co. SE	25,959	353
^	BayWa AG	9,608	351
	Carl Zeiss Meditec AG	11,257	313
	Grenkeleasing AG	4,596	307
	KSB AG Prior Pfd.	517	301
^	H&R AG	14,406	290
	Jungheinrich AG Prior Pfd.	8,350	288
	Duerr AG	4,176	264
*	Jenoptik AG	32,012	264
^,*	IVG Immobilien AG	107,671	249
	Sixt AG Prior Pfd.	12,376	232
^,*	Heidelberger Druckmaschinen AG	127,243	222
	Deutsche Beteiligungs AG	9,994	222
	Bauer AG	8,841	218

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Comdirect Bank AG	17,837	204
	Demag Cranes AG	2,774	188
	Sixt AG	8,734	181
	DIC Asset AG	16,162	151
*	QSC AG	56,381	147
	CAT Oil AG	17,146	143
*	Patrizia Immobilien AG	21,202	137
	Biotest AG Prior Pfd.	2,209	129
^	Solarworld AG	59,495	125
^,*	Nordex SE	27,769	124
^,*	Air Berlin plc	41,632	112
^	Asian Bamboo AG	7,394	109
^	Praktiker AG	39,454	88
	Indus Holding AG	2,596	81
	CropEnergies AG	10,226	66
	Kontron AG	8,593	62
*	Constantin Medien AG	23,248	52
	DAB Bank AG	5,604	26
^,*	Q-Cells SE	79,787	14
			41,588
Greece (0.3%)
	Titan Cement Co. SA	36,823	714
	Bank of Cyprus plc	871,433	519
*	Viohalco Hellenic Copper and Aluminum Industry SA	79,461	324
*	Cyprus Popular Bank PCL	914,534	245
*	Piraeus Bank SA	693,366	238
	JUMBO SA	47,454	231
	Motor Oil Hellas Corinth Refineries SA	27,379	225
*	Mytilineos Holdings SA	64,159	219
	Metka SA	18,564	204
*	Marfin Investment Group Holdings SA	382,407	150
	Hellenic Exchanges SA	42,204	146
	Ellaktor SA	85,590	139
	Frigoglass SA	21,251	135
	Athens Water Supply & Sewage Co. SA	20,697	107
	Intralot SA-Integrated Lottery Systems & Services	78,724	80
	Eurobank Properties Real Estate Investment Co.	11,421	59
*	Sidenor Steel Products Manufacturing Co. SA	37,024	45
*	Fourlis Holdings SA	25,845	41
*	TT Hellenic Postbank SA	44,448	24
			3,845
Hong Kong (1.1%)
	Giordano International Ltd.	1,033,841	899
^	Luk Fook Holdings International Ltd.	269,000	764
	Trinity Ltd.	914,000	761
*	G-Resources Group Ltd.	11,516,279	740
	SmarTone Telecommunications Holdings Ltd.	325,500	608
	Pacific Basin Shipping Ltd.	1,062,766	556
	Stella International Holdings Ltd.	179,591	475
	Chow Sang Sang Holdings International Ltd.	166,519	421
*	SOCAM Development Ltd.	375,169	404
	Singamas Container Holdings Ltd.	1,307,960	390
	SA SA International Holdings Ltd.	613,747	380
	Vitasoy International Holdings Ltd.	512,698	376
*	China Overseas Grand Oceans Group Ltd.	268,000	358
	Value Partners Group Ltd.	577,000	350
^,*	Glorious Property Holdings Ltd.	1,730,000	263
	Emperor Watch & Jewellery Ltd.	1,770,000	249
*	China Resources and Transportation Group Ltd.	5,600,000	234
^	IT Ltd.	412,000	216
	Pacific Textile Holdings Ltd.	324,000	215
	Varitronix International Ltd.	386,000	193
	HKR International Ltd.	510,400	193
^	Mingfa Group International Co. Ltd.	601,000	179

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Pacific Andes Resources Development Ltd.	1,357,500	175
	Regal Hotels International Holdings Ltd.	414,000	172
	Polytec Asset Holdings Ltd.	1,585,000	169
	Sunlight REIT	504,000	162
	YGM Trading Ltd.	60,000	159
	Henderson Investment Ltd.	1,955,000	148
	Citic Telecom International Holdings Ltd.	706,000	147
*	CST Mining Group Ltd.	9,384,000	146
*	Apollo Solar Energy Technology Holdings Ltd.	4,758,000	132
	United Laboratories International Holdings Ltd.	322,500	130
*	China WindPower Group Ltd.	2,950,000	123
*	Sinopoly Battery Ltd.	2,220,000	118
	Prosperity REIT	531,000	118
	EVA Precision Industrial Holdings Ltd.	696,000	118
*	Asia Standard International Group	700,000	114
*	eSun Holdings Ltd.	786,000	108
	Chen Hsong Holdings	322,000	108
	Neo-Neon Holdings Ltd.	591,500	103
	Far East Consortium International Ltd.	563,000	103
*	Jinchuan Group International Resources Co. Ltd.	520,000	102
	Regent Pacific Group Ltd.	3,190,000	101
	K Wah International Holdings Ltd.	236,000	99
	Man Wah Holdings Ltd.	190,000	98
	Midland Holdings Ltd.	178,000	89
*	Lai Sun Development	5,400,000	84
*	Apac Resources Ltd.	1,820,000	77
	City Telecom HK Ltd.	129,000	76
*	Hongkong Chinese Ltd.	426,000	68
*	Titan Petrochemicals Group Ltd.	1,860,000	67
*	King Stone Energy Group Ltd.	702,000	54
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	47
	Oriental Press Group	262,000	29
	Chigo Holding Ltd.	1,038,000	27
	Dickson Concepts International Ltd.	45,000	25
*	Dejin Resources Group Co. Ltd.	5,488,000	23
			12,843
Hungary (0.0%)
	EGIS Pharmaceuticals plc	1,743	116
^,*	FHB Mortgage Bank plc	35,940	95
			211
India (2.1%)
	LIC Housing Finance Ltd.	232,511	1,145
	Yes Bank Ltd.	152,840	1,012
	Federal Bank Ltd.	107,095	851
	Apollo Hospitals Enterprise Ltd.	60,452	723
	Tata Global Beverages Ltd.	320,286	711
	Godrej Consumer Products Ltd.	64,306	656
	Petronet LNG Ltd.	241,135	632
	IndusInd Bank Ltd.	81,831	514
	Jindal Saw Ltd.	166,808	494
	United Phosphorus Ltd.	206,619	456
	Apollo Tyres Ltd.	265,184	454
	Indian Hotels Co. Ltd.	342,433	401
	Allahabad Bank	126,337	396
	IFCI Ltd.	412,179	322
	Gujarat State Fertilisers & Chemicals Ltd.	37,426	312
	Karnataka Bank Ltd.	177,817	305
	Indian Bank	72,586	304
	Aurobindo Pharma Ltd.	120,210	297
	South Indian Bank Ltd.	655,816	297
	Amtek Auto Ltd.	121,519	293
	Marico Ltd.	87,316	293
	Andhra Bank	130,856	289
*	Wockhardt Ltd.	20,670	286

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Shree Cement Ltd.	5,250	282
*	Housing Development & Infrastructure Ltd.	175,466	267
	Bajaj Finserv Ltd.	19,145	266
	Mahindra & Mahindra Financial Services Ltd.	19,761	259
	Bombay Dyeing & Manufacturing Co. Ltd.	24,951	247
	CESC Ltd.	50,595	245
	Jammu & Kashmir Bank Ltd.	13,467	239
	Videocon Industries Ltd.	73,040	238
	Torrent Pharmaceuticals Ltd.	18,709	237
	Indian Overseas Bank	142,349	236
	Indiabulls Real Estate Ltd.	196,449	234
	UCO Bank	155,897	228
	Opto Circuits India Ltd.	64,365	227
	Engineers India Ltd.	47,425	227
	CMC Ltd.	13,244	225
	Biocon Ltd.	48,449	219
	Patel Engineering Ltd.	106,788	216
	IVRCL Ltd.	176,773	207
	Monnet Ispat & Energy Ltd.	22,411	205
	Gujarat State Petronet Ltd.	163,117	204
	Coromandel International Ltd.	40,906	199
	Gujarat Mineral Development Corp. Ltd.	56,059	197
	Motherson Sumi Systems Ltd.	58,113	197
	Century Textiles & Industries Ltd.	31,565	196
*	Jindal Stainless Ltd.	128,147	195
	Chambal Fertilizers & Chemicals Ltd.	133,715	192
	McLeod Russel India Ltd.	35,988	191
	India Cements Ltd.	118,705	190
	Bajaj Hindusthan Ltd.	325,470	187
	Indraprastha Gas Ltd.	43,954	182
*	Patni Computer Systems Ltd.	18,495	178
	Emami Ltd.	20,285	176
	Alstom Projects India Ltd.	23,227	173
	Jain Irrigation Systems Ltd.	101,917	170
	Gateway Distriparks Ltd.	59,349	170
*	Dish TV India Ltd.	150,340	170
	Shree Renuka Sugars Ltd.	273,710	165
*	Pipavav Defence & Offshore Engineering Co. Ltd.	102,858	163
	Financial Technologies India Ltd.	12,340	160
*	GVK Power & Infrastructure Ltd.	520,176	158
	Raymond Ltd.	20,579	157
	Bhushan Steel Ltd.	19,051	156
	Praj Industries Ltd.	115,383	153
*	Hindustan Oil Exploration Co. Ltd.	63,403	146
*	Arvind Ltd.	86,337	142
	Syndicate Bank	70,711	139
	SREI Infrastructure Finance Ltd.	283,540	138
	Ruchi Soya Industries Ltd.	81,978	138
*	Essar Ports Ltd.	78,032	135
*	Religare Enterprises Ltd.	19,656	132
	Aban Offshore Ltd.	16,575	130
	BEML Ltd.	12,338	125
	SRF Ltd.	27,443	124
	NCC Ltd.	128,432	122
	Welspun Corp. Ltd.	50,609	121
	Chennai Petroleum Corp. Ltd.	41,815	119
	IRB Infrastructure Developers Ltd.	36,232	118
	Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	117
	Gujarat Gas Co. Ltd.	18,581	114
	S Kumars Nationwide Ltd.	191,697	113
	Hotel Leela Venture Ltd.	185,110	113
	Gujarat Alkalies & Chemicals Ltd.	44,626	107
*	Parsvnath Developers Ltd.	98,992	106
	HCL Infosystems Ltd.	123,214	104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Sun Pharma Advanced Research Co. Ltd.	70,273	100
	Kesoram Industries Ltd.	38,297	98
	Ballarpur Industries Ltd.	207,599	97
	Gujarat NRE Coke Ltd.	249,119	96
	Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	96
	TVS Motor Co. Ltd.	121,091	94
	PTC India Ltd.	79,941	91
	Sintex Industries Ltd.	62,878	88
	Rolta India Ltd.	52,229	86
*	Indiabulls Infrastructure and Power Ltd.	579,524	85
	Thermax Ltd.	10,044	85
	Voltas Ltd.	40,871	84
	Educomp Solutions Ltd.	22,440	82
	Usha Martin Ltd.	147,654	82
	Balrampur Chini Mills Ltd.	77,565	81
	Hindustan Construction Co.	199,564	80
	Punj Lloyd Ltd.	77,500	79
	Manappuram Finance Ltd.	136,432	78
	Finolex Industries Ltd.	66,957	75
	Radico Khaitan Ltd.	30,378	74
*	Mercator Ltd.	183,014	74
	Alstom T&D India Ltd.	24,278	74
*	Lanco Infratech Ltd.	273,505	72
	Maharashtra Seamless Ltd.	9,680	70
	Pantaloon Retail India Ltd.	19,527	69
*	Firstsource Solutions Ltd.	393,254	67
*	Tata Teleservices Maharashtra Ltd.	243,494	64
*	India Infoline Ltd.	56,704	59
	Triveni Turbine Ltd.	67,622	55
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	54
	Era Infra Engineering Ltd.	19,537	52
*	Hexa Tradex Ltd.	33,361	47
	Central Bank Of India	22,315	41
*	Jet Airways India Ltd.	5,658	36
*	JSW ISPAT Steel Ltd.	89,991	20
*	Mahanagar Telephone Nigam	39,766	19
	Polaris Financial Technology Ltd.	7,349	18
	Sterling Biotech Ltd.	64,872	12
	GTL Ltd.	43	—
			25,463
Indonesia (1.1%)
	Lippo Karawaci Tbk PT	11,391,176	1,027
	Bhakti Investama Tbk PT	14,527,000	724
	Alam Sutera Realty Tbk PT	10,759,000	701
	Bumi Serpong Damai PT	4,269,000	661
	Media Nusantara Citra Tbk PT	2,532,500	618
	Ciputra Development Tbk PT	7,038,500	580
	Summarecon Agung Tbk PT	2,902,584	545
	AKR Corporindo Tbk PT	1,138,000	509
*	Pakuwon Jati Tbk PT	22,443,860	499
	Global Mediacom Tbk PT	2,514,000	453
	Holcim Indonesia Tbk PT	1,525,477	427
*	Bakrieland Development Tbk PT	31,473,274	399
*	Surya Semesta Internusa Tbk PT	2,923,000	380
	Timah Persero Tbk PT	1,860,907	367
*	Mitra Adiperkasa Tbk PT	483,500	365
*	Bakrie Telecom Tbk PT	12,967,073	359
*	Energi Mega Persada Tbk PT	16,600,500	347
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,042,025	331
	Indika Energy Tbk PT	1,327,939	317
	Medco Energi Internasional Tbk PT	1,388,671	316
	Bakrie Sumatera Plantations Tbk PT	9,354,000	304
	Gajah Tunggal Tbk PT	1,083,500	303
	Citra Marga Nusaphala Persada Tbk PT	1,121,500	267

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Bakrie and Brothers Tbk PT	48,177,488	261
*	Trada Maritime Tbk PT	2,550,000	260
*	Garuda Indonesia Persero Tbk PT	3,567,000	259
	Ramayana Lestari Sentosa Tbk PT	2,687,000	250
	Bank Tabungan Negara Persero Tbk PT	1,626,500	243
*	Intiland Development Tbk PT	4,902,000	228
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	204
*	Delta Dunia Makmur Tbk PT	3,162,000	175
*	Indah Kiat Pulp & Paper Corp. Tbk PT	1,322,352	152
*	Agung Podomoro Land Tbk PT	2,872,000	117
	Sampoerna Agro PT	320,500	114
	Krakatau Steel Persero Tbk PT	975,000	91
	Bisi International PT	75,000	7
*	Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
			13,161
Ireland (1.0%)
*	Governor & Co. of the Bank of Ireland	16,304,205	2,422
	Paddy Power plc	22,616	1,478
	DCC plc	54,703	1,383
*	Kenmare Resources plc	1,542,512	1,269
	Kingspan Group plc	107,328	1,124
	C&C Group plc	201,778	1,013
	Smurfit Kappa Group plc	96,011	809
	Grafton Group plc	165,809	725
	Glanbia plc	93,771	712
	United Drug plc	155,053	476
	FBD Holdings plc	21,601	249
*	Greencore Group plc	197,682	227
*	Aer Lingus Group plc	136,095	175
	Total Produce plc	167,022	100
*	Independent News & Media plc	265,209	93
	Fyffes plc	147,806	90
	C&C Group plc	11,196	56
	Smurfit Kappa Group plc	6,094	51
			12,452
Israel (0.4%)
*	Mellanox Technologies Ltd.	20,726	1,191
*	EZchip Semiconductor Ltd.	17,622	722
*	Allot Communications Ltd.	11,173	273
	Alony Hetz Properties & Investments Ltd.	50,153	241
*	Nitsba Holdings 1995 Ltd.	24,755	218
	FMS Enterprises Migun Ltd.	12,047	208
	Frutarom Industries Ltd.	19,606	187
*	Ceragon Networks Ltd.	20,084	184
	Phoenix Holdings Ltd.	68,324	169
	Ituran Location and Control Ltd.	11,980	164
*	Retalix Ltd.	7,204	152
*	Modiin - LP	1,383,267	130
*	Given Imaging Ltd.	6,682	130
	Amot Investments Ltd.	43,583	113
*	Elco Holdings Ltd.	16,380	112
*	Gilat Satellite Networks Ltd.	25,869	106
	Granite Hacarmel Investments Ltd.	75,413	104
*	AudioCodes Ltd.	35,741	84
*	Nova Measuring Instruments Ltd.	9,701	83
*	Internet Gold-Golden Lines Ltd.	12,384	76
*	Tower Semiconductor Ltd.	78,036	76
	Alon Holdings Blue Square Israel Ltd.	20,115	73
*	Hadera Paper Ltd.	1,541	63
	Electra Ltd.	630	55
*	Alvarion Ltd.	65,649	50
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	7

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Delek Real Estate Ltd.	1	—
			4,971
Italy (1.7%)
	Banca Popolare di Sondrio SCARL	191,974	1,293
*	Banca Popolare dell'Emilia Romagna Scrl	193,096	1,186
	Banca Popolare di Milano Scarl	2,068,856	1,019
	Tod's SPA	7,509	865
	Impregilo SPA	216,491	855
	Societa Cattolica di Assicurazioni SCRL	35,056	658
	Azimut Holding SPA	66,317	651
	Danieli & C Officine Meccaniche SPA	41,844	620
	Ansaldo STS SPA	68,998	610
^	DiaSorin SPA	20,212	533
	Hera SPA	334,116	502
*	Yoox SPA	33,310	477
*	Sorin SPA	233,181	438
	Recordati SPA	61,030	425
	Banca Generali SPA	34,115	417
	Piaggio & C SPA	136,475	413
	Italcementi SPA	55,958	352
	Interpump Group SPA	39,229	350
	De'Longhi SPA	23,853	336
*	Saras SPA	252,099	318
	CIR-Compagnie Industriali Riunite SPA	226,922	310
	Societa Iniziative Autostradali e Servizi SPA	46,708	293
	Italcementi SPA RSP	95,771	291
^,*	Banca Piccolo Credito Valtellinese Scarl	181,319	272
	MARR SPA	24,994	271
	Astaldi SPA	34,068	264
	ERG SPA	34,302	258
	Cofide SPA	365,178	245
	Beni Stabili SPA	429,483	239
	Amplifon SPA	42,529	233
	Iren SPA	352,006	233
*	Ei Towers	8,757	216
	Brembo SPA	17,546	199
*	Safilo Group SPA	30,305	199
*	Cam Finanziaria SPA	413,025	194
^,*	Fondiaria-Sai SPA	157,281	194
^,*	Unipol Gruppo Finanziario SPA	6,235	188
	SAES Getters SPA	25,686	171
*	Milano Assicurazioni SPA	504,238	168
	Credito Emiliano SPA	40,920	168
	Italmobiliare SPA	13,664	161
	Banco di Desio e della Brianza SPA	40,177	145
	Autostrada Torino-Milano SPA	25,631	139
	Trevi Finanziaria Industriale SPA	23,660	133
	Danieli & C Officine Meccaniche SPA	4,697	133
	Zignago Vetro SPA	18,747	131
*	Unipol Gruppo Finanziario SPA Prior Pfd.	8,771	131
	Gruppo Editoriale L'Espresso SPA	95,893	130
	Industria Macchine Automatiche SPA	6,571	121
*	Gemina SPA	140,069	120
	Falck Renewables SPA	97,198	112
	Esprinet SPA	24,928	111
^,*	RCS MediaGroup SPA	119,535	105
	Landi Renzo SPA	47,712	101
*	DeA Capital SPA	54,287	101
*	Juventus Football Club SPA	290,159	93
	ACEA SPA	16,063	93
*	Snai SPA	51,555	90
*	Prelios SPA	426,762	90
*	Telecom Italia Media SPA	446,009	89
	Ascopiave SPA	55,913	89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Geox SPA	27,289	88
	Maire Tecnimont SPA	94,580	83
	IMMSI SPA	102,006	76
	Italmobiliare SPA	3,975	75
	Immobiliare Grande Distribuzione	56,854	61
	Cementir Holding SPA	27,624	54
	Sabaf SPA	3,612	54
	KME Group SPA	127,058	52
	Sogefi SPA	18,986	52
	Indesit Co. SPA	2,849	17
	Arnoldo Mondadori Editore SPA	5,628	8
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	3
			19,965
Japan (12.5%)
	Duskin Co. Ltd.	48,578	941
	Anritsu Corp.	63,829	833
*	Pioneer Corp.	155,613	785
	Horiba Ltd.	22,014	772
	OSG Corp.	47,294	746
	Hitachi Zosen Corp.	520,790	701
	Shochiku Co. Ltd.	71,723	691
	FP Corp.	10,695	691
	Sankyu Inc.	171,014	679
	Maeda Road Construction Co. Ltd.	55,139	666
	NET One Systems Co. Ltd.	48,800	666
^	Calbee Inc.	11,000	666
	Toho Holdings Co. Ltd.	34,118	663
	Aica Kogyo Co. Ltd.	43,960	644
	Nihon Kohden Corp.	22,081	644
	Kiyo Holdings Inc.	447,965	642
	Nifco Inc.	23,408	630
	Kyowa Exeo Corp.	69,023	628
	Fuji Oil Co. Ltd.	44,898	610
	Tsubakimoto Chain Co.	100,250	609
	Okumura Corp.	166,213	608
	Nachi-Fujikoshi Corp.	120,742	603
	Hitachi Kokusai Electric Inc.	64,038	602
	Megmilk Snow Brand Co. Ltd.	33,152	601
	IBJ Leasing Co. Ltd.	22,063	599
	Fuyo General Lease Co. Ltd.	18,223	593
	Meitec Corp.	28,367	583
	Sangetsu Co. Ltd.	22,132	578
	Kaken Pharmaceutical Co. Ltd.	46,067	570
	Tokai Tokyo Financial Holdings Inc.	159,432	568
	Japan Airport Terminal Co. Ltd.	41,327	567
	KYORIN Holdings Inc.	29,320	563
	Miura Co. Ltd.	21,518	557
	Inaba Denki Sangyo Co. Ltd.	18,615	550
	Hanwa Co. Ltd.	130,415	547
	Iwatani Corp.	153,696	540
	Sumitomo Warehouse Co. Ltd.	110,208	527
	IT Holdings Corp.	41,100	526
	Hogy Medical Co. Ltd.	11,251	519
	Tokyo Seimitsu Co. Ltd.	25,223	518
	TS Tech Co. Ltd.	26,385	518
	Toagosei Co. Ltd.	119,584	518
	Fuji Soft Inc.	29,364	517
	Nichicon Corp.	42,787	513
*	Oki Electric Industry Co. Ltd.	300,311	511
	Wacom Co. Ltd.	212	509
	Tsuruha Holdings Inc.	8,500	509
	Nikkiso Co. Ltd.	48,264	507
	Accordia Golf Co. Ltd.	653	507
	NOF Corp.	100,202	504

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Tadano Ltd.	67,807	503
^ Zensho Holdings Co. Ltd.	40,161	500
Nissin Kogyo Co. Ltd.	30,501	496
Nippon Flour Mills Co. Ltd.	109,404	495
SCSK Corp.	31,780	495
Makino Milling Machine Co. Ltd.	67,901	491
Resorttrust Inc.	29,428	486
Mitsui-Soko Co. Ltd.	111,000	483
Xebio Co. Ltd.	17,508	482
Ain Pharmaciez Inc.	9,000	481
Cocokara fine Inc.	15,389	480
Arcs Co. Ltd.	22,200	477
Tokyo Ohka Kogyo Co. Ltd.	22,073	475
Toei Co. Ltd.	90,648	472
Hokuto Corp.	21,895	472
Sanken Electric Co. Ltd.	97,469	468
Nisshin Oillio Group Ltd.	109,416	460
MOS Food Services Inc.	23,710	459
Central Glass Co. Ltd.	110,015	451
Musashi Seimitsu Industry Co. Ltd.	19,215	450
Topy Industries Ltd.	144,795	446
Nichi-iko Pharmaceutical Co. Ltd.	21,500	446
Kureha Corp.	93,338	446
Fancl Corp.	33,904	444
Toyo Ink SC Holdings Co. Ltd.	110,151	441
AOKI Holdings Inc.	22,400	439
Okinawa Electric Power Co. Inc.	10,940	436
Sanyo Special Steel Co. Ltd.	93,472	434
^ Penta-Ocean Construction Co. Ltd.	147,000	432
Sanki Engineering Co. Ltd.	82,000	429
Maeda Corp.	102,306	428
Tamron Co. Ltd.	14,200	428
Pola Orbis Holdings Inc.	14,000	426
Yamanashi Chuo Bank Ltd.	101,311	422
Daiseki Co. Ltd.	24,387	421
Nitto Boseki Co. Ltd.	110,738	421
Bank of Iwate Ltd.	9,624	420
Mizuno Corp.	76,782	419
Sanwa Holdings Corp.	110,637	418
Ryosan Co. Ltd.	22,079	418
Hokuetsu Kishu Paper Co. Ltd.	65,221	417
Morinaga Milk Industry Co. Ltd.	112,678	412
Nippo Corp.	40,000	412
Takasago Thermal Engineering Co. Ltd.	52,316	411
Kappa Create Co. Ltd.	19,200	410
Nippon Suisan Kaisha Ltd.	125,862	410
Meidensha Corp.	114,919	409
Bank of Okinawa Ltd.	9,804	409
Nippon Light Metal Co. Ltd.	277,023	407
Ship Healthcare Holdings Inc.	17,200	407
ADEKA Corp.	44,255	407
Ricoh Leasing Co. Ltd.	17,900	405
Megachips Corp.	18,300	404
Yamagata Bank Ltd.	87,426	402
Toyo Tanso Co. Ltd.	11,010	402
Shikoku Bank Ltd.	110,003	400
Bank of the Ryukyus Ltd.	31,019	400
Earth Chemical Co. Ltd.	11,015	399
Mirait Holdings Corp.	54,900	395
Taikisha Ltd.	19,663	392
Jaccs Co. Ltd.	109,000	392
Noritz Corp.	22,135	392
Toho Zinc Co. Ltd.	90,758	389
GMO internet Inc.	72,000	385

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Kadokawa Group Holdings Inc.	13,350	384
	Unipres Corp.	12,200	383
	Ariake Japan Co. Ltd.	19,000	383
	Maruha Nichiro Holdings Inc.	220,348	383
	Nippon Soda Co. Ltd.	88,587	382
	Joshin Denki Co. Ltd.	39,000	382
	Mandom Corp.	15,079	382
	Geo Holdings Corp.	315	381
	Valor Co. Ltd.	21,700	381
	Seikagaku Corp.	35,464	380
	Keihin Corp.	22,349	380
	Akebono Brake Industry Co. Ltd.	75,357	379
	Yodogawa Steel Works Ltd.	95,113	379
	San-A Co. Ltd.	9,300	378
	Marudai Food Co. Ltd.	97,000	375
*	Tokyo Dome Corp.	112,000	372
	Oiles Corp.	18,190	369
	Akita Bank Ltd.	111,000	364
	HIS Co. Ltd.	11,200	363
*	Aderans Co. Ltd.	32,309	360
	Toyo Tire & Rubber Co. Ltd.	132,000	360
	Alpine Electronics Inc.	27,274	358
	Daio Paper Corp.	64,454	358
	Sintokogio Ltd.	34,000	357
	Saizeriya Co. Ltd.	22,921	356
	Dr Ci:Labo Co. Ltd.	76	353
	Toho Bank Ltd.	109,664	353
	Fukui Bank Ltd.	112,769	352
	Colowide Co. Ltd.	47,500	350
	Toyo Engineering Corp.	77,000	349
	Itoham Foods Inc.	92,000	349
	Daibiru Corp.	43,887	345
	Tomy Co. Ltd.	45,817	345
	Futaba Corp.	22,080	344
	Fujitec Co. Ltd.	55,000	343
	Nishimatsu Construction Co. Ltd.	159,000	342
	eAccess Ltd.	1,699	341
	So-net Entertainment Corp.	81	340
	TOC Co. Ltd.	60,500	339
	Tachi-S Co. Ltd.	17,600	336
	Aeon Delight Co. Ltd.	14,400	335
	Nihon Unisys Ltd.	44,600	335
	Takara Standard Co. Ltd.	45,098	334
	Aichi Steel Corp.	70,029	334
	Aomori Bank Ltd.	111,000	333
	Asahi Diamond Industrial Co. Ltd.	30,022	332
	Parco Co. Ltd.	33,700	331
	Nitta Corp.	17,400	330
	Sumitomo Light Metal Industries Ltd.	321,000	328
*	Orient Corp.	254,500	328
	TPR Co. Ltd.	20,100	328
	Sanyo Chemical Industries Ltd.	50,274	327
	SHO-BOND Holdings Co. Ltd.	12,900	326
	Japan Securities Finance Co. Ltd.	62,641	324
	FCC Co. Ltd.	15,843	324
	Transcosmos Inc.	22,700	323
	Doutor Nichires Holdings Co. Ltd.	23,737	323
	Kyoei Steel Ltd.	17,200	323
	Nihon Parkerizing Co. Ltd.	21,596	323
	JVC Kenwood Corp.	75,540	322
	NSD Co. Ltd.	38,900	322
	Saibu Gas Co. Ltd.	114,734	322
	Japan Wool Textile Co. Ltd.	42,189	317
	TOMONY Holdings Inc.	69,400	317

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Heiwado Co. Ltd.	22,200	316
	Pigeon Corp.	7,900	315
	Daihen Corp.	93,759	314
	Eighteenth Bank Ltd.	111,000	313
	Amano Corp.	34,956	313
	Izumiya Co. Ltd.	61,000	311
	Nippon Denko Co. Ltd.	73,990	310
	Sakata Seed Corp.	22,056	309
	Kato Works Co. Ltd.	60,000	308
	Nagaileben Co. Ltd.	19,900	307
	Nichias Corp.	58,855	305
	Ryoyo Electro Corp.	27,600	305
	Okamura Corp.	41,000	303
	Yamazen Corp.	33,500	302
	Kyudenko Corp.	53,000	301
	Daiwabo Holdings Co. Ltd.	140,761	299
	Mitsubishi Shokuhin Co. Ltd.	11,500	297
	Daifuku Co. Ltd.	55,461	296
	Kitz Corp.	75,100	294
	Japan Aviation Electronics Industry Ltd.	32,000	294
	Nippon Carbon Co. Ltd.	108,000	294
	Monex Group Inc.	1,466	291
	Yoshinoya Holdings Co. Ltd.	223	290
	Ryobi Ltd.	80,435	289
	Nippon Chemi-Con Corp.	76,696	289
*	Misawa Homes Co. Ltd.	22,200	289
	CKD Corp.	39,000	289
	EDION Corp.	45,933	288
	Fuji Co. Ltd.	12,500	287
	Bank of Nagoya Ltd.	89,121	287
	Asahi Organic Chemicals Industry Co. Ltd.	111,000	286
	Heiwa Real Estate Co. Ltd.	113,000	285
	Press Kogyo Co. Ltd.	48,000	285
	Toyo Corp.	25,500	285
	Nippon Signal Co. Ltd.	44,600	284
	Seiren Co. Ltd.	39,100	284
	Topcon Corp.	36,800	283
	Bank of Saga Ltd.	111,000	283
	Fujimi Inc.	22,300	283
	Mikuni Coca-Cola Bottling Co. Ltd.	31,600	280
	Canon Electronics Inc.	11,294	279
	TKC Corp.	12,800	277
	Nichii Gakkan Co.	20,200	277
	Daisan Bank Ltd.	137,000	277
	Morinaga & Co. Ltd.	120,518	277
	Mitsuboshi Belting Co. Ltd.	51,000	275
	Okamoto Industries Inc.	67,000	273
*	Kanematsu Corp.	228,000	272
	Nakamuraya Co. Ltd.	55,000	272
	Sanyo Shokai Ltd.	96,000	272
	Shinmaywa Industries Ltd.	56,000	271
	Chofu Seisakusho Co. Ltd.	11,300	269
^	Tsugami Corp.	27,000	269
*	Furukawa Co. Ltd.	283,000	268
	Ehime Bank Ltd.	95,000	267
	Iseki & Co. Ltd.	112,000	266
	Pilot Corp.	138	266
	Kato Sangyo Co. Ltd.	12,900	265
	DCM Holdings Co. Ltd.	34,800	264
	Japan Vilene Co. Ltd.	58,000	264
	Chiyoda Co. Ltd.	11,300	263
^,*	Leopalace21 Corp.	84,400	262
	Star Micronics Co. Ltd.	24,700	262
*	Unitika Ltd.	433,000	260

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Kurabo Industries Ltd.	139,000	259
	Megane TOP Co. Ltd.	20,100	258
	WATAMI Co. Ltd.	12,100	258
	Mie Bank Ltd.	110,000	255
	Itochu Enex Co. Ltd.	44,400	255
	Tokyo Tomin Bank Ltd.	22,300	255
	Nitto Kohki Co. Ltd.	11,400	254
	Yachiyo Bank Ltd.	11,200	254
	TOKAI Holdings Corp.	54,500	253
	Daikyo Inc.	97,000	253
	Nichiden Corp.	9,600	253
	Kintetsu World Express Inc.	7,000	251
^	Bic Camera Inc.	507	250
	Showa Sangyo Co. Ltd.	80,000	249
	Prima Meat Packers Ltd.	127,000	249
	Toa Corp. (Local)	137,000	248
	Okasan Securities Group Inc.	62,000	245
	Asahi Holdings Inc.	12,300	242
	Yorozu Corp.	12,000	242
	Mitsui Sugar Co. Ltd.	74,000	242
	Nippon Densetsu Kogyo Co. Ltd.	26,403	241
	Iino Kaiun Kaisha Ltd.	47,900	240
	Noritake Co. Ltd.	82,000	239
	Nippon Beet Sugar Manufacturing Co. Ltd.	112,000	238
	Godo Steel Ltd.	104,000	238
	Higashi-Nippon Bank Ltd.	111,000	238
	ZERIA Pharmaceutical Co. Ltd.	13,000	237
	Nihon Dempa Kogyo Co. Ltd.	17,200	237
	Avex Group Holdings Inc.	20,800	236
	Nippon Konpo Unyu Soko Co. Ltd.	18,000	234
	Denki Kogyo Co. Ltd.	51,400	233
	Aiphone Co. Ltd.	11,500	231
	Mitsuba Corp.	23,000	230
*	Sankyo-Tateyama Holdings Inc.	112,000	230
	Sakai Chemical Industry Co. Ltd.	66,000	230
	ASKUL Corp.	11,500	230
	Aida Engineering Ltd.	40,600	228
	Alpen Co. Ltd.	11,200	228
	Osaka Steel Co. Ltd.	12,200	228
^,*	Clarion Co. Ltd.	82,000	228
	Shibusawa Warehouse Co. Ltd.	77,000	228
	Toshiba Plant Systems & Services Corp.	21,524	228
	Senshukai Co. Ltd.	31,200	227
	Oyo Corp.	20,400	227
*	Showa Corp.	25,800	225
	Chudenko Corp.	22,100	225
*	JFE Shoji Trade Corp.	45,000	223
	Moshi Moshi Hotline Inc.	22,500	222
	Minato Bank Ltd.	121,000	222
	Kinugawa Rubber Industrial Co. Ltd.	30,000	221
	Hokuetsu Bank Ltd.	112,000	221
	Kisoji Co. Ltd.	11,200	220
	Tsutsumi Jewelry Co. Ltd.	7,500	219
	Oita Bank Ltd.	76,435	217
^,*	Aiful Corp.	100,000	217
	Koa Corp.	21,300	217
	Trusco Nakayama Corp.	10,200	216
	Sekisui Jushi Corp.	22,000	216
	Shimizu Bank Ltd.	5,900	215
	Fuji Seal International Inc.	11,200	215
	Tokyo Rope Manufacturing Co. Ltd.	104,000	214
	Okabe Co. Ltd.	33,900	214
	Michinoku Bank Ltd.	111,000	214
	Kamei Corp.	15,000	212

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Max Co. Ltd.	17,000	212
	Toyo Construction Co. Ltd.	217,000	211
*	Mitsubishi Paper Mills Ltd.	223,000	209
	Ines Corp.	26,500	208
	Sanden Corp.	63,000	208
	Kohnan Shoji Co. Ltd.	14,200	206
	Toli Corp.	99,000	206
	Shinko Plantech Co. Ltd.	24,200	204
	Riken Corp.	48,000	203
	NEC Networks & System Integration Corp.	13,600	202
	Cosmos Pharmaceutical Corp.	3,600	202
	T-Gaia Corp.	115	201
	Nippon Thompson Co. Ltd.	36,000	199
	Wood One Co. Ltd.	48,000	198
	Nippon Shinyaku Co. Ltd.	15,571	197
	Nippon Gas Co. Ltd.	12,400	197
	Roland Corp.	20,100	197
	DTS Corp.	14,400	195
	Bando Chemical Industries Ltd.	53,000	195
	Nissan Shatai Co. Ltd.	18,000	190
	AOC Holdings Inc.	33,900	189
	Gunze Ltd.	69,079	189
	Idec Corp.	19,100	188
	Kumiai Chemical Industry Co. Ltd.	47,000	187
	FIDEA Holdings Co. Ltd.	75,300	186
^	Japan Drilling Co. Ltd.	6,100	186
	Round One Corp.	28,400	186
	Ministop Co. Ltd.	10,500	185
	Sato Holdings Corp.	13,000	185
	T RAD Co. Ltd.	47,000	184
*	Kenedix Inc.	1,018	183
	Seiko Holdings Corp.	72,291	183
	Enplas Corp.	6,700	182
	Milbon Co. Ltd.	6,050	181
	Toyo Kanetsu KK	80,000	181
	Daido Metal Co. Ltd.	15,000	179
	Takuma Co. Ltd.	38,000	179
	Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	179
	Atsugi Co. Ltd.	150,000	178
	Mimasu Semiconductor Industry Co. Ltd.	19,400	178
	Yuasa Trading Co. Ltd.	102,000	177
^,*	Daiei Inc.	53,500	177
	Sanyo Denki Co. Ltd.	28,000	176
	Sodick Co. Ltd.	34,900	176
	Vital KSK Holdings Inc.	19,200	176
	Paramount Bed Holdings Co. Ltd.	5,700	175
	Morita Holdings Corp.	26,154	174
	United Arrows Ltd.	7,600	174
	Hosiden Corp.	26,000	172
*	Chiba Kogyo Bank Ltd.	33,200	172
	SWCC Showa Holdings Co. Ltd.	188,000	171
	Shin-Etsu Polymer Co. Ltd.	36,000	171
*	Ishihara Sangyo Kaisha Ltd.	177,000	170
	Coca-Cola Central Japan Co. Ltd.	12,900	169
	Sasebo Heavy Industries Co. Ltd.	112,000	168
	Foster Electric Co. Ltd.	11,285	168
	Eizo Nanao Corp.	8,700	168
*	Janome Sewing Machine Co. Ltd.	194,000	167
	Melco Holdings Inc.	7,100	166
	Kitagawa Iron Works Co. Ltd.	87,000	165
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	164
	Nippon Seiki Co. Ltd.	13,000	164
	Fujitsu General Ltd.	19,000	162
	Mitsui Matsushima Co. Ltd.	81,000	158

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hibiya Engineering Ltd.	14,300	158
	Toshiba Machine Co. Ltd.	29,000	158
	Kentucky Fried Chicken Japan Ltd.	6,000	157
	Nippon Steel Trading Co. Ltd.	54,000	156
	Nippon Koei Co. Ltd.	44,000	155
	SMK Corp.	47,000	153
	Kurimoto Ltd.	66,000	153
	NEC Mobiling Ltd.	4,200	153
	PGM Holdings K K	197	153
	Tokyu Livable Inc.	13,700	151
	Dai-Dan Co. Ltd.	24,000	151
	Krosaki Harima Corp.	51,000	151
	Uniden Corp.	41,000	151
	Taihei Dengyo Kaisha Ltd.	18,000	150
	Gurunavi Inc.	13,400	150
^,*	Matsuya Co. Ltd.	16,700	150
	Totetsu Kogyo Co. Ltd.	14,000	150
	Daikokutenbussan Co. Ltd.	5,400	150
	Chugoku Marine Paints Ltd.	25,000	149
	Descente Ltd.	26,000	149
	Toa Corp. (Foreign)	17,000	148
	Sankyo Seiko Co. Ltd.	45,097	148
	Paris Miki Holdings Inc.	23,200	148
	Toridoll.corp	11,600	148
	Token Corp.	4,050	147
	Taiyo Holdings Co. Ltd.	5,500	146
	Denyo Co. Ltd.	11,200	145
	Paltac Corp.	9,900	145
	Nagano Bank Ltd.	75,000	144
	Towa Pharmaceutical Co. Ltd.	3,100	142
	Taiko Pharmaceutical Co. Ltd.	14,300	141
	Asahi Co. Ltd.	7,100	140
	Aisan Industry Co. Ltd.	13,200	140
	Towa Bank Ltd.	128,000	139
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	139
	Nippon Chemiphar Co. Ltd.	26,000	139
	Honeys Co. Ltd.	7,390	139
	Fuji Kyuko Co. Ltd.	22,000	138
	Nissin Electric Co. Ltd.	24,000	137
	Okuwa Co. Ltd.	10,000	137
	Tsukishima Kikai Co. Ltd.	16,000	136
*	CMK Corp.	25,700	132
	France Bed Holdings Co. Ltd.	68,000	132
	Mars Engineering Corp.	5,800	132
	GROWELL HOLDINGS Co. Ltd.	4,100	132
	UKC Holdings Corp.	9,500	131
	Ichiyoshi Securities Co. Ltd.	22,600	131
	Seika Corp.	45,000	130
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	130
	Yellow Hat Ltd.	7,500	130
	Japan Radio Co. Ltd.	53,000	130
*	Asahi Intecc Co. Ltd.	4,800	130
	Toda Kogyo Corp.	20,000	129
	Kyokuto Securities Co. Ltd.	14,500	129
	Plenus Co. Ltd.	6,600	128
	Nihon M&A Center Inc.	4,400	126
	Futaba Industrial Co. Ltd.	23,600	126
	OBIC Business Consultants Ltd.	2,650	126
	Maruwa Co. Ltd.	3,100	125
	Kuroda Electric Co. Ltd.	12,200	125
^	Ringer Hut Co. Ltd.	9,300	125
	Siix Corp.	8,100	125
	Hamakyorex Co. Ltd.	3,500	125
	Riso Kagaku Corp.	8,500	124

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Konishi Co. Ltd.	9,000	124
	Arc Land Sakamoto Co. Ltd.	7,900	124
	Organo Corp.	19,000	124
	Yokohama Reito Co. Ltd.	15,800	123
	kabu.com Securities Co. Ltd.	38,200	123
	Tenma Corp.	11,000	123
	Shizuoka Gas Co. Ltd.	17,000	123
	Cawachi Ltd.	5,100	123
	Nitto Kogyo Corp.	8,400	122
	Inabata & Co. Ltd.	18,500	122
	Hisaka Works Ltd.	11,000	120
	Nippon Ceramic Co. Ltd.	7,000	120
	Raito Kogyo Co. Ltd.	22,500	119
	Furukawa-Sky Aluminum Corp.	40,000	119
	Belluna Co. Ltd.	14,900	118
	Atom Corp.	28,400	118
	Nohmi Bosai Ltd.	17,000	118
	Rhythm Watch Co. Ltd.	70,000	117
	Yushin Precision Equipment Co. Ltd.	5,100	116
	Takasago International Corp.	23,000	116
	Kyodo Printing Co. Ltd.	42,000	115
	Modec Inc.	5,500	115
	Osaki Electric Co. Ltd.	11,000	115
	Cosel Co. Ltd.	8,100	115
	Nichiha Corp.	9,400	115
	Eagle Industry Co. Ltd.	12,000	115
	Macromill Inc.	11,500	115
	Tsukuba Bank Ltd.	35,700	115
	Senko Co. Ltd.	26,000	114
	Zappallas Inc.	107	114
	Nippon Road Co. Ltd.	29,000	114
	Maezawa Kasei Industries Co. Ltd.	9,600	113
	Gakken Holdings Co. Ltd.	47,000	113
	Daiichi Jitsugyo Co. Ltd.	22,000	113
	Neturen Co. Ltd.	12,700	113
^	Dai-ichi Seiko Co. Ltd.	4,600	112
*	Best Denki Co. Ltd.	46,000	112
*	Tobishima Corp.	98,300	111
	Obara Group Inc.	8,300	111
	Achilles Corp.	82,000	111
	Tsurumi Manufacturing Co. Ltd.	13,000	111
	Shinwa Co. Ltd.	9,300	110
	Kanamoto Co. Ltd.	10,000	110
	Arnest One Corp.	9,700	110
	Sumikin Bussan Corp.	43,000	110
	Piolax Inc.	4,500	110
	Yaoko Co. Ltd.	3,100	109
	St. Marc Holdings Co. Ltd.	2,800	108
	Nihon Nohyaku Co. Ltd.	24,000	108
	Nissen Holdings Co. Ltd.	20,700	108
	Sakata INX Corp.	21,000	108
	Sanoh Industrial Co. Ltd.	13,800	107
	Mitsubishi Pencil Co. Ltd.	6,100	107
	Torii Pharmaceutical Co. Ltd.	5,700	107
	Daiwa Industries Ltd.	21,000	107
	Tecmo Koei Holdings Co. Ltd.	12,600	106
	Goldcrest Co. Ltd.	6,180	106
	As One Corp.	4,800	106
	Mitsuuroko Holdings Co. Ltd.	15,700	106
	Aichi Bank Ltd.	1,900	105
*	Toko Inc.	32,000	105
	Union Tool Co.	5,800	105
*	Fujiya Co. Ltd.	41,000	105
	Taihei Kogyo Co. Ltd.	20,000	105

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Takihyo Co. Ltd.	18,000	105
^,*	Fudo Tetra Corp.	57,900	105
	Toenec Corp.	18,000	105
	Toyo Securities Co. Ltd.	43,000	104
	Royal Holdings Co. Ltd.	8,800	104
	Kanto Denka Kogyo Co. Ltd.	32,000	104
	Shindengen Electric Manufacturing Co. Ltd.	25,000	103
	Nidec Copal Corp.	8,500	103
	Tokyotokeiba Co. Ltd.	70,000	103
*	Daiichi Chuo KK	75,000	103
	Axell Corp.	4,700	102
	Doshisha Co. Ltd.	3,500	102
	T Hasegawa Co. Ltd.	7,200	102
	Nishimatsuya Chain Co. Ltd.	12,200	102
	Chugai Ro Co. Ltd.	31,000	102
	Tomoku Co. Ltd.	35,000	102
	Kyokuyo Co. Ltd.	43,000	102
	Kita-Nippon Bank Ltd.	4,000	102
	Shikoku Chemicals Corp.	18,000	101
	Takamatsu Construction Group Co. Ltd.	5,900	101
	Fuji Electronics Co. Ltd.	6,700	101
	Nagatanien Co. Ltd.	9,000	101
	Kasumi Co. Ltd.	13,700	99
	Koatsu Gas Kogyo Co. Ltd.	16,000	99
	Takiron Co. Ltd.	28,000	99
	Daiso Co. Ltd.	33,000	98
	Eiken Chemical Co. Ltd.	7,100	98
	Matsuda Sangyo Co. Ltd.	6,200	97
	Panasonic Electric Works SUNX Co. Ltd.	19,100	97
	Japan Cash Machine Co. Ltd.	10,700	97
	Kanaden Corp.	15,000	97
^	Takaoka Electric Manufacturing Co. Ltd.	39,000	96
	Chukyo Bank Ltd.	39,000	96
	Tochigi Bank Ltd.	28,000	96
	Miyazaki Bank Ltd.	37,000	95
	U-Shin Ltd.	12,600	95
	Internet Initiative Japan Inc.	24	94
	JSP Corp.	6,900	94
	Nippon Coke & Engineering Co. Ltd.	65,500	94
	Pacific Industrial Co. Ltd.	15,000	93
	BML Inc.	3,700	93
	ST Corp.	7,500	93
	J-Oil Mills Inc.	33,000	93
	ASKA Pharmaceutical Co. Ltd.	16,000	93
	Arakawa Chemical Industries Ltd.	10,700	92
	Hokkaido Gas Co. Ltd.	28,000	92
	NEC Fielding Ltd.	7,300	92
	Riken Technos Corp.	30,000	91
	Nippon Yakin Kogyo Co. Ltd.	57,000	90
	Yokogawa Bridge Holdings Corp.	13,000	89
	Nidec-Tosok Corp.	8,500	89
	Topre Corp.	9,400	88
	Tokyu Construction Co. Ltd.	37,000	88
	Nice Holdings Inc.	30,000	88
	Ryoden Trading Co. Ltd.	15,000	88
	Yonekyu Corp.	9,100	87
	Nidec Copal Electronics Corp.	15,200	87
	Fujimori Kogyo Co. Ltd.	5,100	87
	Kaga Electronics Co. Ltd.	8,200	87
	Yusen Logistics Co. Ltd.	5,700	87
	Tokyo Rakutenchi Co. Ltd.	23,000	87
^	V Technology Co. Ltd.	28	87
	Nippon Valqua Industries Ltd.	31,000	86
	Toyo Kohan Co. Ltd.	24,000	86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Gulliver International Co. Ltd.	2,390	85
	Nittetsu Mining Co. Ltd.	20,000	85
	Japan Pulp & Paper Co. Ltd.	24,000	85
	Komori Corp.	9,700	85
	Sekisui Plastics Co. Ltd.	24,000	83
	Maezawa Kyuso Industries Co. Ltd.	5,900	82
	Olympic Corp.	7,800	82
	Japan Digital Laboratory Co. Ltd.	7,500	82
	Yushiro Chemical Industry Co. Ltd.	7,700	81
	Sanshin Electronics Co. Ltd.	10,400	79
*	Sumitomo Mitsui Construction Co. Ltd.	93,400	78
	Nomura Co. Ltd.	21,000	78
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	78
	EPS Corp.	31	77
	Dwango Co. Ltd.	51	76
	Shimojima Co. Ltd.	5,600	75
	Juki Corp.	38,000	75
	Shinko Shoji Co. Ltd.	8,800	74
	Bunka Shutter Co. Ltd.	19,000	72
	Kojima Co. Ltd.	15,100	72
	Tekken Corp.	48,000	70
	Corona Corp.	5,000	70
	Macnica Inc.	3,000	70
	Kyosan Electric Manufacturing Co. Ltd.	16,000	70
	Dydo Drinco Inc.	1,700	69
	Tocalo Co. Ltd.	3,800	68
	Nihon Yamamura Glass Co. Ltd.	27,000	68
	NS United Kaiun Kaisha Ltd.	41,000	66
*	Kumagai Gumi Co. Ltd.	63,000	65
	Torishima Pump Manufacturing Co. Ltd.	5,000	63
	Tamura Corp.	23,000	63
	Zuken Inc.	7,600	60
	Nippon Sharyo Ltd.	16,000	60
	Sumitomo Precision Products Co. Ltd.	11,000	60
*	Iwasaki Electric Co. Ltd.	29,000	60
	Hosokawa Micron Corp.	10,000	59
	Okura Industrial Co. Ltd.	19,000	58
	Hitachi Medical Corp.	4,000	58
	Kura Corp.	3,700	55
	Aichi Corp.	12,200	54
	Daiken Corp.	16,000	53
	Yurtec Corp.	11,000	52
	Arisawa Manufacturing Co. Ltd.	13,900	51
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	51
	Ohara Inc.	4,400	50
	Hodogaya Chemical Co. Ltd.	16,000	49
	Kanto Natural Gas Development Ltd.	9,000	47
	Gun-Ei Chemical Industry Co. Ltd.	18,000	47
	Namura Shipbuilding Co. Ltd.	11,700	46
	Hokuriku Electric Industry Co. Ltd.	32,000	46
	Teikoku Electric Manufacturing Co. Ltd.	2,300	45
	Jeol Ltd.	15,000	45
	Meisei Industrial Co. Ltd.	15,000	45
	Shoei Co. Ltd.	11,600	43
	Mitsubishi Kakoki Kaisha Ltd.	22,000	43
	Elematec Corp.	2,800	41
	Sumitomo Seika Chemicals Co. Ltd.	9,000	39
	Nippon Chemical Industrial Co. Ltd.	24,000	39
*	FDK Corp.	33,000	39
*	Nippon Metal Industry Co. Ltd.	46,000	36
	Shibaura Mechatronics Corp.	13,000	34
*	Nakayama Steel Works Ltd.	37,000	33
	Yahagi Construction Co. Ltd.	5,200	27
	Stella Chemifa Corp.	500	11

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Tv Tokyo Holdings Corp.	600	8
			151,872
Luxembourg (0.0%)
*	Samsonite International SA	250,000	482

Malaysia (1.3%)
	Dialog Group Bhd.	1,096,743	817
	Genting Plantations Bhd.	253,273	785
	SapuraCrest Petroleum Bhd.	407,115	681
*	Kencana Petroleum Bhd.	623,400	678
	IGB Corp. Bhd.	744,673	674
	Multi-Purpose Holdings Bhd.	667,144	589
	Media Prima Bhd.	671,940	566
	Berjaya Corp. Bhd.	2,115,371	558
	Bursa Malaysia Bhd.	249,336	556
	Kulim Malaysia Bhd.	396,236	553
	Affin Holdings Bhd.	509,200	516
	Malaysian Resources Corp. Bhd.	896,547	493
	DRB-Hicom Bhd.	572,727	481
	Carlsberg Brewery Malaysia Bhd.	121,000	462
	Top Glove Corp. Bhd.	287,679	444
	Malaysia Airports Holdings Bhd.	211,977	405
	Boustead Holdings Bhd.	232,842	402
	TAN Chong Motor Holdings Bhd.	225,898	338
	WCT Bhd.	410,043	317
	KLCC Property Holdings Bhd.	272,799	306
*	Malaysian Airline System Bhd.	757,500	305
	Mah Sing Group Bhd.	468,500	303
	Eastern & Oriental Bhd.	648,400	298
	Hartalega Holdings Bhd.	112,800	290
	QL Resources Bhd.	259,200	270
	OSK Holdings Bhd.	470,881	265
	Wah Seong Corp. Bhd.	391,736	262
*	Tradewinds Malaysia Bhd.	79,700	257
	IJM Land Bhd.	343,100	250
	MSM Malaysia Holdings Bhd.	142,100	240
	HAP Seng Consolidated Bhd.	413,500	225
*	Mulpha International Bhd.	1,519,700	220
	Lion Industries Corp. Bhd.	425,900	196
	Supermax Corp. Bhd.	289,950	181
	KPJ Healthcare Bhd.	97,100	178
	Samling Global Ltd.	1,776,000	168
*	POS Malaysia Bhd.	186,300	168
	TA Enterprise Bhd.	849,900	158
*	Puncak Niaga Holding Bhd.	252,500	107
	Unisem M Bhd.	213,580	101
*	KNM Group Bhd.	356,646	98
	Mudajaya Group Bhd.	114,100	97
	Maybank Kim Eng Securities Thailand PCL	197,500	96
	Muhibbah Engineering M Bhd.	235,900	95
*	Scomi Group Bhd.	1,072,000	92
*	Perdana Petroleum Bhd.	413,500	84
	Malaysian Bulk Carriers Bhd.	123,200	65
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	91,395	17
*	Kulim Malaysia Bhd. Warrants Exp.02/27/2016	46,729	14
*	WCT Bhd. Warrants Exp. 02/24/2016	73,268	11
*	Sunway Bhd. Warrants Exp. 08/17/2016	38,197	6
	Pharmaniaga Bhd.	4,049	6
*	Perdana Petroleum Bhd. Warrants Exp. Exp. 10/26/2015	25,612	2
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			15,748
Mexico (0.9%)
*	Coca-Cola Femsa SAB de CV	254,598	2,705
	Grupo Aeroportuario del Sureste SAB de CV Class B	189,019	1,541

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Compartamos SAB de CV	787,040	960
*	Genomma Lab Internacional SAB de CV Class B	396,042	699
	TV Azteca SAB de CV	1,045,954	679
*	Empresas ICA SAB de CV	344,900	624
*	Industrias CH SAB de CV Class B	135,572	615
*	OHL Mexico SAB de CV	309,400	489
*	Controladora Comercial Mexicana SAB de CV	226,800	481
	Bolsa Mexicana de Valores SAB de CV	240,100	480
*	Desarrolladora Homex SAB de CV	140,100	392
*	Gruma SAB de CV Class B	122,400	339
	Grupo Comercial Chedraui SA de CV	122,200	317
	Grupo Aeroportuario del Centro Norte Sab de CV	150,574	308
*	Corp GEO SAB de CV	203,300	271
*	Grupo Simec SAB de CV Class B	69,115	214
*	Axtel SAB de CV	467,344	128
	Consorcio ARA SAB de CV	259,400	82
*	Grupo Famsa SAB de CV Class A	32,457	24
			11,348
Morocco (0.0%)
	Managem	1,779	341

Netherlands (1.5%)
	Imtech NV	59,525	1,683
	Nutreco NV	22,637	1,645
	Aalberts Industries NV	71,685	1,376
	Delta Lloyd NV	80,802	1,363
	ASM International NV	36,633	1,297
	Wereldhave NV	14,258	1,003
	Eurocommercial Properties NV	26,847	942
	Arcadis NV	30,659	711
	TKH Group NV	25,640	677
	Vastned Retail NV	11,551	568
	Mediq NV	42,137	559
	CSM	38,855	548
	Koninklijke Ten Cate NV	16,759	512
	BinckBank NV	52,936	502
	USG People NV	51,837	490
	Unit 4 NV	16,031	468
*	Wavin NV	32,290	449
	Nieuwe Steen Investments NV	40,111	441
	Sligro Food Group NV	13,568	412
	Brunel International NV	6,455	303
	Beter Bed Holding NV	12,085	246
	Koninklijke BAM Groep NV	68,216	243
	Accell Group	11,313	228
^,*	TomTom NV	41,202	205
	Heijmans NV	14,687	144
	Koninklijke Wessanen NV	47,793	143
*	AMG Advanced Metallurgical Group NV	14,017	143
	Grontmij NV	17,968	124
	KAS Bank NV	5,839	64
	Kardan NV	39,139	60
*	SNS REAAL NV	28,961	57
*	Nieuwe Steen Investments NV Warrants Exp. 04/1/2013	8,156	—
			17,606
New Zealand (0.2%)
	Infratil Ltd.	324,093	502
	Freightways Ltd.	127,166	431
	Goodman Property Trust	411,230	350
	Nuplex Industries Ltd.	141,729	310
	AMP NZ Office Ltd.	386,275	306
*	Fisher & Paykel Appliances Holdings Ltd.	581,657	256
	Tower Ltd.	175,020	236
	New Zealand Oil & Gas Ltd.	306,155	192

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Mainfreight Ltd.	22,501	181
	Vital Healthcare Property Trust	143,015	146
			2,910
Norway (1.6%)
*	Petroleum Geo-Services ASA	137,805	2,085
	Schibsted ASA	52,740	2,013
	TGS Nopec Geophysical Co. ASA	64,930	1,885
	ProSafe SE	139,780	1,092
*	DNO International ASA	624,298	991
^	Statoil Fuel & Retail ASA	89,706	804
	Marine Harvest ASA	1,527,109	784
^	Tomra Systems ASA	94,615	738
	Fred Olsen Energy ASA	17,185	714
	Kongsberg Gruppen AS	36,422	703
	Cermaq ASA	47,480	649
^,*	Algeta ASA	26,921	637
^	Atea ASA	58,534	624
	SpareBank 1 SMN	80,380	497
	BW Offshore Ltd.	336,367	467
	Norwegian Property ASA	312,201	464
^	Opera Software ASA	59,233	383
	Nordic Semiconductor ASA	105,761	366
^,*	Dockwise Ltd.	18,299	364
*	Songa Offshore SE	97,423	336
	Stolt-Nielsen Ltd.	17,994	322
*	Siem Offshore Inc.	143,097	270
^	Frontline Ltd.	38,697	257
^,*	Archer Ltd.	114,026	238
^,*	Renewable Energy Corp. ASA	339,991	194
*	Norwegian Energy Co. AS	151,618	191
^,*	Norwegian Air Shuttle AS	11,032	186
	Leroey Seafood Group ASA	11,238	176
*	Pronova BioPharma AS	108,875	136
^,*	Norske Skogindustrier ASA	121,538	122
	Golden Ocean Group Ltd.	110,143	100
	Austevoll Seafood ASA	21,611	79
			18,867
Philippines (0.6%)
	Metro Pacific Investments Corp.	7,796,650	826
	Universal Robina Corp.	512,019	787
	Philex Mining Corp.	1,321,981	780
	International Container Terminal Services Inc.	475,481	763
*	Philippine National Bank	405,060	720
	Semirara Mining Corp. Class A	120,240	715
	Robinsons Land Corp.	1,101,275	450
*	First Gen Corp.	1,345,168	450
	Security Bank Corp.	116,490	393
	Manila Water Co. Inc.	608,161	356
*	Belle Corp.	2,440,000	279
	Megaworld Corp.	5,357,906	274
	Filinvest Land Inc.	6,932,600	221
*	Cebu Air Inc.	119,730	198
	First Philippine Holdings Corp.	126,580	191
	Vista Land & Lifescapes Inc.	1,825,000	188
*	Atlas Consolidated Mining & Development	357,800	164
			7,755
Poland (0.5%)
	Synthos SA	802,489	1,551
*	Kernel Holding SA	34,990	772
	Asseco Poland SA	50,556	753
	Eurocash SA	44,973	549
*	Netia SA	249,470	478
*	Grupa Lotos SA	47,290	425

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Bank Millennium SA	239,366	315
	Budimex SA	8,493	213
^,*	Boryszew SA	939,998	209
*	Rovese SA	89,774	120
*	Ciech SA	18,873	103
	Polimex-Mostostal SA	301,121	97
	Agora SA	24,003	91
^	PBG SA	9,164	74
^,*	Bioton SA	2,913,438	74
			5,824
Portugal (0.2%)
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	185,859	627
^	Sonae	705,011	383
	Portucel Empresa Produtora de Pasta e Papel SA	146,232	371
*	Semapa-Sociedade de Investimento e Gestao	38,534	277
^,*	Banco BPI SA	299,365	160
	Mota-Engil SGPS SA	85,203	140
	REN - Redes Energeticas Nacionais SA	44,064	117
	Altri SGPS SA	56,620	82
	Sonaecom - SGPS SA	33,082	53
*	BANIF SGPS SA	206,642	46
			2,256
Russia (0.3%)
	AK Transneft OAO Prior Pfd.	955	1,792
	VSMPO-AVISMA Corp.	3,401	570
*	AvtoVAZ OAO	455,202	346
	Acron JSC	7,565	344
*	OGK-1 OAO	14,148,000	304
	OGK-2 OAO	6,986,492	145
			3,501
Singapore (1.6%)
	Suntec REIT	1,350,510	1,425
	SATS Ltd.	538,878	1,135
	Mapletree Logistics Trust	1,354,280	1,070
*	Biosensors International Group Ltd.	790,004	850
	CDL Hospitality Trusts	517,250	789
	Mapletree Industrial Trust	687,000	627
^	Sakari Resources Ltd.	396,116	627
^	Hyflux Ltd.	517,169	598
	Mapletree Commercial Trust	776,000	570
	Fortune REIT	943,836	507
	STX OSV Holdings Ltd.	330,000	424
	GMG Global Ltd.	3,654,000	409
	Ascott Residence Trust	434,882	393
	Ascendas India Trust	576,000	378
	Cambridge Industrial Trust	856,260	373
	K-REIT Asia	460,650	371
1	ARA Asset Management Ltd.	301,100	369
	Parkway Life REIT	232,485	347
	Ho Bee Investment Ltd.	312,000	347
	First Resources Ltd.	227,629	345
	Super Group Ltd.	220,000	337
	Raffles Medical Group Ltd.	164,000	306
	Goodpack Ltd.	227,495	296
	Lippo Malls Indonesia Retail Trust	884,000	293
	CapitaRetail China Trust	277,000	290
^,*	LionGold Corp. Ltd.	346,000	288
	OSIM International Ltd.	286,000	278
	Sabana Shari'ah Compliant Industrial REIT	340,000	263
	Frasers Commercial Trust	347,200	258
	Cityspring Infrastructure Trust	785,000	250
^	Frasers Centrepoint Trust	194,000	249
	Tat Hong Holdings Ltd.	289,000	246

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	United Engineers Ltd.	121,000	245
	CSE Global Ltd.	398,759	239
*	Tiger Airways Holdings Ltd.	389,000	219
	Hi-P International Ltd.	297,000	214
	Cache Logistics Trust	255,000	213
	AIMS AMP Capital Industrial REIT	210,400	205
	Ezion Holdings Ltd.	291,000	204
	GuocoLeisure Ltd.	415,000	199
*	Ezra Holdings Ltd.	243,902	198
*	Gallant Venture Ltd.	837,000	192
^	Raffles Education Corp. Ltd.	500,366	169
	First REIT	233,000	168
	UOB-Kay Hian Holdings Ltd.	117,000	162
	Midas Holdings Ltd.	506,847	149
*	Synear Food Holdings Ltd.	1,392,000	136
	Perennial China Retail Trust	311,000	129
	Sound Global Ltd.	294,000	125
	Starhill Global REIT	234,000	124
*	Ying Li International Real Estate Ltd.	477,000	117
*	Oceanus Group Ltd.	1,242,000	79
	China XLX Fertiliser Ltd.	264,000	68
	First Ship Lease Trust	329,000	52
	China Fishery Group Ltd.	59,330	50
*	Swiber Holdings Ltd.	75,000	35
			18,999
South Africa (0.6%)
*	Brait SE	329,643	1,033
	DataTec Ltd.	110,477	649
	Aquarius Platinum Ltd.	272,906	579
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,268,844	546
	Coronation Fund Managers Ltd.	134,598	505
	Omnia Holdings Ltd.	36,329	458
*	Super Group Ltd.	227,636	431
	Astral Foods Ltd.	26,380	418
	Emira Property Fund	254,788	410
	Vukile Property Fund Ltd.	157,863	316
	Blue Label Telecoms Ltd.	360,830	316
	City Lodge Hotels Ltd.	25,315	277
	Eqstra Holdings Ltd.	294,379	272
	EOH Holdings Ltd.	53,035	224
	Clover Industries Ltd.	101,732	199
	Cipla Medpro South Africa Ltd.	191,433	180
	DRDGOLD Ltd.	257,096	175
	Palabora Mining Co. Ltd.	8,242	165
	Raubex Group Ltd.	87,594	162
*	Sentula Mining Ltd.	447,672	131
*	Hulamin Ltd.	124,325	113
	Group Five Ltd.	8,706	33
*	Merafe Resources Ltd.	151,049	17
			7,609
South Korea (3.3%)
	Hotel Shilla Co. Ltd.	25,851	1,206
	LG International Corp.	23,661	965
	Korean Reinsurance Co.	72,868	880
	Seah Besteel Corp.	21,813	867
	Macquarie Korea Infrastructure Fund	152,465	747
	Hyundai Home Shopping Network Corp.	5,549	674
	Taekwang Industrial Co. Ltd.	732	664
^	Hyundai Greenfood Co. Ltd.	47,295	664
	SK Chemicals Co. Ltd.	12,874	639
	Kolon Industries Inc.	11,437	631
	LG Fashion Corp.	18,054	599
	LIG Insurance Co. Ltd.	27,790	575
	Poongsan Corp.	19,558	514

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	SFA Engineering Corp.	10,783	512
	Young Poong Corp.	551	501
	LG Innotek Co. Ltd.	6,869	491
^	Seoul Semiconductor Co. Ltd.	25,865	484
	KIWOOM Securities Co. Ltd.	8,150	483
	Dong-A Pharmaceutical Co. Ltd.	7,340	480
*	GemVax & Kael Co. Ltd.	13,822	479
	Meritz Fire & Marine Insurance Co. Ltd.	45,620	470
	Youngone Corp.	21,254	460
	Handsome Co. Ltd.	13,660	460
*	3S Korea Co. Ltd.	25,271	455
	Fila Korea Ltd.	6,325	450
	Hyundai Elevator Co. Ltd.	4,897	434
*	Medipost Co. Ltd.	4,511	431
*	Ssangyong Motor Co.	74,200	398
^	Nexen Tire Corp.	22,200	371
*	Asiana Airlines Inc.	64,272	363
	Doosan Engineering & Construction Co. Ltd.	127,480	357
	CJ CGV Co. Ltd.	14,453	339
	Hana Tour Service Inc.	8,261	338
*	TK Corp.	12,494	337
^	Capro Corp.	18,960	327
^	Sung Kwang Bend Co. Ltd.	15,656	319
	Daeduck Electronics Co.	31,010	316
	TONGYANG Securities Inc.	81,430	314
*	SM Entertainment Co.	8,754	313
^,*	CJ E&M Corp.	12,496	311
^,*	LG Life Sciences Ltd.	11,392	308
	Youngone Holdings Co. Ltd.	6,140	307
	Huchems Fine Chemical Corp.	15,338	306
^	Lock & Lock Co. Ltd.	10,789	292
	Grand Korea Leisure Co. Ltd.	13,910	291
	CJ O Shopping Co. Ltd.	1,846	289
*	SK Broadband Co. Ltd.	99,559	284
	Daesang Corp.	17,480	281
	Ahnlab Inc.	2,528	269
	Green Cross Corp.	2,259	267
	Sungwoo Hitech Co. Ltd.	23,748	266
	Sam Young Electronics Co. Ltd.	30,560	252
	KP Chemical Corp.	19,640	248
	Hansol Paper Co.	35,760	242
*	Chabio & Diostech Co. Ltd.	30,945	240
	Green Cross Holdings Corp.	21,060	239
*	Neowiz Games Corp.	10,531	236
	MegaStudy Co. Ltd.	2,522	234
	Lotte Samkang Co. Ltd.	549	234
	Binggrae Co. Ltd.	4,040	232
	S&T Dynamics Co. Ltd.	18,893	227
	Kolon Global Corp.	45,230	225
	E1 Corp.	5,167	225
	Tong Yang Life Insurance	25,380	224
^,*	Woongjin Chemical Co. Ltd.	322,800	222
*	Komipharm International Co. Ltd.	26,575	222
	LS Industrial Systems Co. Ltd.	4,359	222
	Ottogi Corp.	1,507	221
^	Hansol Technics Co. Ltd.	12,161	219
	Dongsuh Co. Inc.	7,489	218
	Samchully Co. Ltd.	2,706	218
^,*	Taihan Electric Wire Co. Ltd.	78,911	216
*	Seegene Inc.	4,190	206
	Daeduck GDS Co. Ltd.	18,520	206
	Jeonbuk Bank	49,128	205
*	KT Skylife Co. Ltd.	10,640	205
	Daou Technology Inc.	20,630	205

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Foosung Co. Ltd.	37,170	202
	Hanmi Pharm Co. Ltd.	3,799	202
	Silicon Works Co. Ltd.	8,072	200
*	RNL BIO Co. Ltd.	53,590	199
	Sindoh Co. Ltd.	4,070	198
	GS Home Shopping Inc.	2,025	198
*	Dongbu HiTek Co. Ltd.	27,650	195
	S&T Motiv Co. Ltd.	8,240	195
	Partron Co. Ltd.	16,013	186
	Paradise Co. Ltd.	20,841	184
*	Wonik IPS Co. Ltd.	28,984	183
^	EG Corp.	3,452	182
	KEPCO Plant Service & Engineering Co. Ltd.	4,925	181
	OCI Materials Co. Ltd.	4,382	179
	Namyang Dairy Products Co. Ltd.	308	177
*	Hanwha General Insurance Co. Ltd.	30,870	176
	Ilyang Pharmaceutical Co. Ltd.	8,098	174
	Samyang Holdings Corp.	3,173	168
	Woongjin Thinkbig Co. Ltd.	16,870	166
	POSCO Chemtech Co. Ltd.	1,441	161
*	Gamevil Inc.	2,753	159
	Taeyoung Engineering & Construction Co. Ltd.	35,470	156
	Daekyo Co. Ltd.	29,480	156
^	Posco ICT Co. Ltd.	21,877	155
	Korea Electric Terminal Co. Ltd.	7,850	154
	Dongyang Mechatronics Corp.	12,510	150
	SL Corp.	8,720	150
^	Melfas Inc.	8,456	149
	SK Gas Co. Ltd.	2,653	146
*	Meritz Finance Group Inc.	60,744	145
	Agabang&Company	12,729	145
	Hanil Cement Co. Ltd.	3,551	141
	NEPES Corp.	8,345	140
	Bukwang Pharmaceutical Co. Ltd.	13,524	139
*	Insun ENT Co. Ltd.	45,650	138
	STX Engine Co. Ltd.	10,777	136
	Chong Kun Dang Pharm Corp.	9,290	130
	Hanjin Transportation Co. Ltd.	7,554	127
^,*	Korea Line Corp.	7,680	126
^,*	Interpark Corp.	32,025	125
*	ICD Co. Ltd.	6,147	124
*	DuzonBIzon Co. Ltd.	20,360	124
	Hanssem Co. Ltd.	6,120	120
	KISCO Holdings Co. Ltd.	3,660	119
*	Doosan Engine Co. Ltd.	10,650	117
	Shinsung Solar Energy Co. Ltd.	43,270	116
^,*	Woongjin Energy Co. Ltd.	18,200	109
*	Samyang Corp.	2,595	109
	Humax Co. Ltd.	13,919	109
	Daewoong Pharmaceutical Co. Ltd.	4,945	109
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	109
	Kyeryong Construction Industrial Co. Ltd.	9,250	107
^,*	Jusung Engineering Co. Ltd.	13,115	104
	STS Semiconductor & Telecommunications	17,647	104
	Soulbrain Co. Ltd.	3,772	103
	Maeil Dairy Industry Co. Ltd.	7,391	99
	INTOPS Co. Ltd.	6,332	95
	Kumho Electric Co. Ltd.	5,290	95
*	Ssangyong Cement Industrial Co. Ltd.	22,260	94
	SK Securities Co. Ltd.	90,370	94
*	Pharmicell Co. Ltd.	18,960	94
*	Eugene Investment & Securities Co. Ltd.	31,930	91
*	Daewoo Motor Sales Corp.	81,560	86
	Youlchon Chemical Co. Ltd.	12,100	86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hitejinro Holdings Co. Ltd.	9,000	84
	NH Investment & Securities Co. Ltd.	17,209	81
	Sewon Cellontech Co. Ltd.	23,930	75
	Hanjin Shipping Holdings Co. Ltd.	11,610	74
	Kolon Corp.	3,490	72
	Namhae Chemical Corp.	8,740	72
*	DMS Co. Ltd.	21,433	68
*	Hanmi Holdings Co. Ltd.	4,021	67
	Dae Han Flour Mills Co. Ltd.	577	67
^,*	Unison Co. Ltd.	11,795	66
*	SK Communications Co. Ltd.	9,340	65
^	SSCP Co. Ltd.	20,873	65
	China Ocean Resources Co. Ltd.	16,290	61
*	Osstem Implant Co. Ltd.	5,519	59
*	Taewoong Co. Ltd.	2,640	55
^,*	CNK International Co. Ltd.	35,374	52
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	6,567	45
	KISCO Corp.	2,056	44
	Hanwha Securities Co.	10,355	41
*	Korea Digital Communications Corp.	85,310	38
*	Tongyang Inc.	40,100	35
	GIIR Inc.	3,150	23
	Dongbu Steel Co. Ltd.	4,308	21
*	Hyunjin Materials Co. Ltd.	2,300	19
*	Pharmicell Co., Ltd. Rights Exp. 06/19/2012	4,180	5
*	3S Korea Co. Ltd. Rights Exp. 05/20/2012	776	4
			40,069
Spain (1.1%)
	Ebro Foods SA	76,759	1,358
	Viscofan SA	29,443	1,333
^	Bolsas y Mercados Espanoles SA	52,250	1,232
	Obrascon Huarte Lain SA	47,914	1,213
	Construcciones y Auxiliar de Ferrocarriles SA	2,160	1,155
	Prosegur Cia de Seguridad SA	19,514	1,116
	Tecnicas Reunidas SA	18,780	733
	Grupo Catalana Occidente SA	40,228	566
^,*	NH Hoteles SA	163,061	537
^	Gamesa Corp. Tecnologica SA	177,364	483
^	Abengoa SA	28,770	440
	Grupo Empresarial Ence SA	143,396	337
	Melia Hotels International SA	48,587	291
*	Zeltia SA	147,860	290
*	Tubacex SA	107,345	271
	Duro Felguera SA	40,027	247
	Faes Farma SA	137,535	236
*	Deoleo SA	498,002	228
	Tubos Reunidos SA	96,966	225
^	Sacyr Vallehermoso SA	117,035	212
	Pescanova SA	5,767	174
	Antena 3 de Television SA	24,156	128
*	Realia Business SA	92,502	103
	Almirall SA	10,655	92
	Laboratorios Farmaceuticos Rovi SA	11,644	77
^,*	Promotora de Informaciones SA	147,400	71
*	Cementos Portland Valderrivas SA	8,525	60
	Papeles y Cartones de Europa SA	15,999	51
*	Codere SA	5,989	48
*	Banco de Valencia SA	160,398	42
	Solaria Energia y Medio Ambiente SA	42,420	39
^,*	Quabit Inmobiliaria SA	418,801	29
^,*	Caja de Ahorros del Mediterraneo	42,306	—
			13,417
Sweden (2.0%)
^	Trelleborg AB Class B	156,705	1,797

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Meda AB Class A	143,344	1,418
	Castellum AB	108,429	1,373
	NCC AB Class B	53,156	1,045
	Hufvudstaden AB Class A	93,995	1,010
	Fabege AB	111,899	945
^	Hoganas AB Class B	24,188	938
^	Axis Communications AB	34,638	871
^	Wallenstam AB	77,841	776
^	JM AB	41,491	769
^	Wihlborgs Fastigheter AB	52,930	735
	Peab AB	133,722	698
	Nibe Industrier AB Class B	43,459	686
^	Lundbergforetagen AB Class B	20,653	670
	AarhusKarlshamn AB	17,860	602
	Axfood AB	16,024	583
	Billerud AB	60,124	582
	Betsson AB	17,735	582
^	Kungsleden AB	93,407	575
	Loomis AB Class B	41,861	566
^	Hakon Invest AB	36,625	535
^	Avanza Bank Holding AB	19,406	464
^	Saab AB Class B	27,233	453
	AF AB	21,751	440
^	Intrum Justitia AB	24,828	376
*	Mekonomen AB	9,379	300
*	Rezidor Hotel Group AB	75,403	298
^	Klovern AB	85,109	297
	Investment AB Oresund	20,099	294
	Lindab International AB	34,336	280
*	CDON Group AB	37,713	277
	Clas Ohlson AB	16,379	242
	SkiStar AB	19,149	228
^,*	Active Biotech AB	33,689	225
^	Haldex AB	33,534	209
^	Concentric AB	22,216	200
	BE Group AB	49,067	173
^	Gunnebo AB	38,927	169
*	Nobia AB	38,884	156
^	Nordnet AB	46,846	152
*	TradeDoubler AB	30,147	115
^,*	Eniro AB	64,527	106
*	PA Resources AB	397,685	93
	Bure Equity AB	25,998	72
*	KappAhl AB	64,953	63
	Klovern AB Prior Pfd.	2,031	42
*	SAS AB	28,378	35
			23,515
Switzerland (2.8%)
	Galenica AG	3,138	2,142
*	Dufry AG	13,472	1,830
	OC Oerlikon Corp. AG	163,947	1,621
	Helvetia Holding AG	4,007	1,437
	Bucher Industries AG	6,983	1,383
	Forbo Holding AG	1,825	1,320
	Georg Fischer AG	2,835	1,258
	Valiant Holding	10,208	1,241
^,*	Logitech International SA	118,708	1,211
*	Panalpina Welttransport Holding AG	12,064	1,178
	Kaba Holding AG Class B	2,419	948
	Mobimo Holding AG	3,267	796
	Schroder ImmoPLUS	631	778
*	Swisscanto CH Real Estate Fund Ifca	5,989	777
*	Bank Sarasin & Cie AG Class B	24,410	753
	Flughafen Zuerich AG	1,988	740

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Kuoni Reisen Holding AG	1,900	686
	Belimo Holding AG	323	639
	Burckhardt Compression Holding AG	2,265	627
	Allreal Holding AG	3,926	616
	St. Galler Kantonalbank AG	1,505	609
*	Temenos Group AG	32,164	603
^,*	BB Biotech AG	7,035	582
	Tecan Group AG	7,392	563
	Vontobel Holding AG	22,026	559
	Rieter Holding AG	3,101	540
	Gategroup Holding AG	15,910	539
^,*	Basler Kantonalbank	4,314	539
	Zehnder Group AG	6,838	503
	Schweiter Technologies AG	823	486
	Huber & Suhner AG	10,509	458
^,*	Meyer Burger Technology AG	27,554	455
	Valora Holding AG	2,025	425
	Schmolz & Bickenbach AG	61,156	418
	Vetropack Holding AG	186	351
	EFG International AG	35,981	350
	Daetwyler Holding AG	4,017	345
	Liechtensteinische Landesbank AG	7,448	301
	Phoenix Mecano AG	496	300
	Swissquote Group Holding SA	7,833	288
	Ascom Holding AG	30,150	284
	AFG Arbonia-Forster Hldg	13,408	281
	Emmi AG	1,245	266
	Verwaltungs- und Privat-Bank AG	3,040	259
*	Autoneum Holding AG	4,137	228
*	Zueblin Immobilien Holding AG	62,232	226
*	Kudelski SA	30,189	224
	Ypsomed Holding AG	3,515	213
	Gurit Holding AG	332	192
	Acino Holding AG	1,265	166
*	Basilea Pharmaceutica	3,162	161
	Siegfried Holding AG	1,250	143
	Orascom Development Holding AG	7,199	122
*	Bobst Group AG	3,895	112
	Cie Financiere Tradition SA	1,060	80
*	Von Roll Holding AG	25,048	62
	Coltene Holding AG	1,633	54
	Bellevue Group AG	3,791	48
	Bachem Holding AG	1,133	45
	Charles Voegele Holding AG	700	14
*	Petroplus Holdings AG	35,782	3
			34,378
Taiwan (6.2%)
	Hiwin Technologies Corp.	146,140	1,374
	WPG Holdings Ltd.	1,001,889	1,360
	Simplo Technology Co. Ltd.	171,776	1,308
	China Petrochemical Development Corp.	1,201,066	1,206
	Radiant Opto-Electronics Corp.	268,412	1,120
	China Life Insurance Co. Ltd.	1,218,939	1,081
	TSRC Corp.	444,283	1,069
	Tripod Technology Corp.	324,327	949
	Powertech Technology Inc.	522,662	886
	Far Eastern Department Stores Co. Ltd.	785,330	841
	Phison Electronics Corp.	113,962	807
	CTCI Corp.	404,667	779
	Highwealth Construction Corp.	438,021	730
	Clevo Co.	433,983	674
	Ruentex Industries Ltd.	382,629	662
	Nan Kang Rubber Tire Co. Ltd.	434,872	635
	Wintek Corp.	949,962	615

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ruentex Development Co. Ltd.	427,889	611
	LCY Chemical Corp.	395,557	608
	Jih Sun Financial Holdings Co. Ltd.	1,764,416	527
	E Ink Holdings Inc.	486,708	527
	China Steel Chemical Corp.	108,853	506
	Richtek Technology Corp.	81,155	490
	Senao International Co. Ltd.	116,000	471
	Tung Ho Steel Enterprise Corp.	493,150	467
	Everlight Electronics Co. Ltd.	228,725	467
	Standard Foods Corp.	149,731	464
	Kinsus Interconnect Technology Corp.	148,282	463
	Sino-American Silicon Products Inc.	268,945	463
*	Taichung Commercial Bank	1,464,336	457
	USI Corp.	484,799	451
	Chipbond Technology Corp.	332,852	447
	Holtek Semiconductor Inc.	372,000	441
	Huaku Development Co. Ltd.	183,823	439
	Yungtay Engineering Co. Ltd.	254,993	421
	King Yuan Electronics Co. Ltd.	1,017,195	419
	G Tech Optoelectronics Corp.	138,000	405
	Dynapack International Technology Corp.	79,299	403
	Merida Industry Co. Ltd.	107,150	402
	Hey Song Corp.	319,000	399
	Chroma ATE Inc.	174,040	394
	Prince Housing & Development Corp.	545,790	390
	Sanyang Industry Co. Ltd.	680,037	390
	Farglory Land Development Co. Ltd.	210,067	386
	Gigabyte Technology Co. Ltd.	446,271	385
	Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	378
	Tainan Spinning Co. Ltd.	887,763	376
*	Ta Chong Bank Ltd.	977,933	375
	Elan Microelectronics Corp.	271,350	372
	TXC Corp.	251,877	372
	Lung Yen Life Service Corp.	122,000	367
	Wei Chuan Food Corp.	333,835	363
	Goldsun Development & Construction Co. Ltd.	944,591	362
	Formosa International Hotels Corp.	25,347	342
	FLEXium Interconnect Inc.	107,000	341
*	King's Town Bank	586,193	340
	St. Shine Optical Co. Ltd.	29,419	339
*	Gloria Material Technology Corp.	307,349	339
	AmTRAN Technology Co. Ltd.	449,692	338
	Taiwan Surface Mounting Technology Co. Ltd.	162,767	338
	Kenda Rubber Industrial Co. Ltd.	299,347	336
	Shinkong Synthetic Fibers Corp.	1,109,416	334
	Ambassador Hotel	276,519	332
	Chin-Poon Industrial Co.	366,072	329
	Lien Hwa Industrial Corp.	521,356	329
	Huang Hsiang Construction Co.	165,051	328
	China Synthetic Rubber Corp.	327,562	319
	Solar Applied Materials Technology Co.	224,738	317
	Visual Photonics Epitaxy Co. Ltd.	189,947	313
	Shihlin Electric & Engineering Corp.	261,239	310
*	Compeq Manufacturing Co.	790,471	310
	Great Wall Enterprise Co. Ltd.	316,178	308
	Taiwan Navigation Co. Ltd.	298,000	296
	Ardentec Corp.	424,206	295
	Grand Pacific Petrochemical	672,928	294
	Kerry TJ Logistics Co. Ltd.	261,092	294
	Genius Electronic Optical Co. Ltd.	44,000	294
	WT Microelectronics Co. Ltd.	207,384	292
	MIN AIK Technology Co. Ltd.	122,987	291
	Taiwan Sogo Shin Kong SEC	295,000	290
*	HannStar Display Corp.	2,968,000	290

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	TTY Biopharm Co. Ltd.	83,083	286
*	Airtac International Group	50,000	285
	Wistron NeWeb Corp.	152,359	284
	Tong Yang Industry Co. Ltd.	282,266	279
	Great China Metal Industry	204,000	277
	Masterlink Securities Corp.	862,176	276
	Taiwan PCB Techvest Co. Ltd.	210,120	272
	Career Technology MFG. Co. Ltd.	190,126	272
	Depo Auto Parts Ind Co. Ltd.	125,313	269
	Chong Hong Construction Co.	128,872	263
	China Bills Finance Corp.	613,800	263
	Cheng Loong Corp.	666,920	258
*	Shining Building Business Co. Ltd.	294,098	257
*	CMC Magnetics Corp.	1,478,000	255
	CSBC Corp. Taiwan	313,406	253
	Makalot Industrial Co. Ltd.	87,000	253
	Hsin Kuang Steel Co. Ltd.	367,249	252
	King Slide Works Co. Ltd.	50,675	250
	First Steamship Co. Ltd.	168,137	249
	Taiwan Cogeneration Corp.	315,136	248
	Wah Lee Industrial Corp.	181,883	247
	Radium Life Tech Co. Ltd.	336,976	246
	Sinyi Realty Co.	162,785	246
	National Petroleum Co. Ltd.	211,000	245
*	China Manmade Fibers Corp.	730,778	245
*	Via Technologies Inc.	434,962	245
	Global Unichip Corp.	74,649	239
	Asia Polymer Corp.	203,750	238
	Formosan Rubber Group Inc.	371,888	237
	Pixart Imaging Inc.	92,000	237
	Pan-International Industrial	295,533	235
	Getac Technology Corp.	340,000	235
	Phihong Technology Co. Ltd.	197,618	234
	Motech Industries Inc.	161,311	234
	ITEQ Corp.	203,874	231
	Shinkong Textile Co. Ltd.	170,338	231
	Yieh Phui Enterprise Co. Ltd.	669,026	229
	Greatek Electronics Inc.	290,000	227
	Tong Hsing Electronic Industries Ltd.	62,056	226
	Federal Corp.	438,273	222
	Unity Opto Technology Co. Ltd.	209,000	221
*	Shihlin Paper Corp.	157,428	219
	ALI Corp.	164,358	219
	Tsann Kuen Enterprise Co. Ltd.	91,295	217
	Universal Cement Corp.	463,000	216
	Kinpo Electronics	966,196	216
	Gintech Energy Corp.	220,800	216
	Faraday Technology Corp.	155,000	215
	Mercuries & Associates Ltd.	259,514	215
	Ho Tung Chemical Corp.	369,645	214
*	HannsTouch Solution Inc.	616,392	214
	BES Engineering Corp.	819,468	214
	Springsoft Inc.	150,000	213
	Test-Rite International Co. Ltd.	314,067	213
	Formosa Epitaxy Inc.	260,000	211
	Shin Zu Shing Co. Ltd.	80,000	211
	Alpha Networks Inc.	245,919	210
	Topco Scientific Co. Ltd.	118,107	209
	YungShin Global Holding Corp.	148,617	207
	Kinik Co.	134,000	206
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	204
	Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	204
	Kindom Construction Co.	329,000	204
	King's Town Construction Co. Ltd.	234,964	200

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Eclat Textile Co. Ltd.	85,000	199
	Neo Solar Power Corp.	300,000	199
	Sitronix Technology Corp.	156,282	198
	Microbio Co. Ltd.	158,575	196
	Globe Union Industrial Corp.	289,000	195
	Sincere Navigation Corp.	194,000	192
	Infortrend Technology Inc.	243,885	192
	Hung Sheng Construction Co. Ltd.	387,100	192
	Holy Stone Enterprise Co. Ltd.	206,672	191
	Taiwan Life Insurance Co. Ltd.	334,348	190
	AV Tech Corp.	57,053	190
	Taiwan TEA Corp.	377,293	190
*	Ritek Corp.	1,282,000	189
	China Electric Manufacturing Corp.	252,000	186
*	TA Chen Stainless Pipe	342,482	186
	Opto Technology Corp.	400,000	185
	Jentech Precision Industrial Co. Ltd.	68,268	185
	CyberTAN Technology Inc.	235,571	185
	Continental Holdings Corp.	493,000	185
	Young Optics Inc.	58,000	184
	Mitac International Corp.	544,000	184
	L&K Engineering Co. Ltd.	159,000	180
	Lite-On Semiconductor Corp.	351,000	179
	Long Bon International Co. Ltd.	438,000	178
	Lotes Co. Ltd.	69,000	177
	Li Peng Enterprise Co. Ltd.	601,500	175
	Micro-Star International Co. Ltd.	400,000	175
	Solartech Energy Corp.	166,000	174
	Gigastorage Corp.	228,800	174
	Ta Ya Electric Wire & Cable	650,440	173
	Shih Wei Navigation Co. Ltd.	181,335	170
	Elite Material Co. Ltd.	187,519	169
	Cyberlink Corp.	57,619	169
	Test Research Inc.	131,610	169
	ICP Electronics Inc.	121,214	167
	Silitech Technology Corp.	70,993	166
	PChome Online Inc.	29,000	164
	Lealea Enterprise Co. Ltd.	458,822	164
*	Firich Enterprises Co. Ltd.	129,000	162
	Accton Technology Corp.	274,467	160
	Zinwell Corp.	146,099	160
*	Kuoyang Construction Co. Ltd.	434,000	159
	Taiwan Semiconductor Co. Ltd.	304,000	154
	HUA ENG Wire & Cable	539,000	154
	UPC Technology Corp.	275,068	154
	Long Chen Paper Co. Ltd.	537,245	154
	Avermedia Technologies	192,290	153
	D-Link Corp.	215,000	152
*	WUS Printed Circuit Co. Ltd.	320,000	152
	Green Energy Technology Inc.	161,746	151
	Aten International Co. Ltd.	79,260	151
	International Games System Co. Ltd.	32,213	151
	ENG Electric Co. Ltd.	61,000	150
	Qisda Corp.	610,000	148
	Unizyx Holding Corp.	260,000	146
	Taiwan Mask Corp.	377,650	144
	LES Enphants Co. Ltd.	139,480	144
	San Fang Chemical Industry Co. Ltd.	170,500	142
	San Shing Fastech Corp.	92,000	142
	Rechi Precision Co. Ltd.	156,000	142
*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	142
	Taiwan Fire & Marine Insurance Co.	198,840	141
*	A-DATA Technology Co. Ltd.	119,000	140
*	China General Plastics Corp.	353,000	139

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Entire Technology Co. Ltd.	85,000	138
	Wellypower Optronics Corp.	249,000	137
	Global Brands Manufacture Ltd.	277,899	136
	Dynamic Electronics Co. Ltd.	357,530	136
	Systex Corp.	132,000	135
	United Integrated Services Co. Ltd.	139,000	134
	Hung Poo Real Estate Development Corp.	147,195	133
	KEE TAI Properties Co. Ltd.	241,740	132
	Nien Hsing Textile Co. Ltd.	200,245	132
	Gold Circuit Electronics Ltd.	586,280	131
	China Chemical & Pharmaceutical Co. Ltd.	213,000	130
	Hsing TA Cement Co.	351,000	128
	Pan Jit International Inc.	293,000	128
	Unitech Printed Circuit Board Corp.	322,738	128
	Quanta Storage Inc.	190,000	127
	Chung Hwa Pulp Corp.	373,890	127
	Champion Building Materials Co. Ltd.	292,000	126
	Great Taipei Gas Co. Ltd.	198,000	126
	Global Mixed Mode Technology Inc.	34,199	120
	Yeun Chyang Industrial Co. Ltd.	206,159	120
	First Hotel	180,360	119
	Johnson Health Tech Co. Ltd.	44,075	118
	Darfon Electronics Corp.	181,000	118
	Asia Vital Components Co. Ltd.	197,510	118
	GeoVision Inc.	27,490	117
*	Jess-Link Products Co. Ltd.	131,800	117
	Ability Enterprise Co. Ltd.	126,257	115
	Chia Hsin Cement Corp.	249,857	114
	Everlight Chemical Industrial Corp.	177,100	114
	Taiwan Paiho Ltd.	159,050	114
*	TYC Brother Industrial Co. Ltd.	270,000	113
	Young Fast Optoelectronics Co. Ltd.	52,000	111
	Tyntek Corp.	276,000	110
	Sanyo Electric Taiwan Co. Ltd.	112,000	109
	Powercom Co. Ltd.	213,450	108
	Altek Corp.	147,786	108
	China Metal Products	161,266	106
*	Genesis Photonics Inc.	87,088	106
	Gemtek Technology Corp.	113,115	105
	Namchow Chemical Industrial Ltd.	103,000	103
	Chung Hung Steel Corp.	335,047	102
*	Asia Optical Co. Inc.	123,000	102
	Sunrex Technology Corp.	184,000	102
*	Nanya Technology Corp.	1,195,000	100
	Chinese Gamer International Corp.	32,000	99
	Taiwan Acceptance Corp.	48,000	98
*	Microelectronics Technology Inc.	288,000	95
	Weltrend Semiconductor	208,000	94
*	E-Ton Solar Tech Co. Ltd.	181,000	92
*	Powerchip Technology Corp.	2,848,000	92
	Soft-World International Corp.	42,520	91
	Chun Yuan Steel	215,369	91
	Sampo Corp.	318,311	91
*	Mosel Vitelic Inc.	652,000	89
*	O-TA Precision Industry Co. Ltd.	106,000	89
*	Taiwan Land Development Corp.	216,000	88
	Sonix Technology Co. Ltd.	51,000	87
	KYE Systems Corp.	234,000	87
	Wafer Works Corp.	120,403	86
	Taiflex Scientific Co. Ltd.	60,034	84
*	Chunghwa Picture Tubes	1,491,000	81
*	Basso Industry Corp.	113,000	81
	Silicon Integrated Systems Corp.	221,592	81
	Newmax Technology Co. Ltd.	54,000	80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	AcBel Polytech Inc.	146,000	80
*	Concord Securities Corp.	363,324	76
	Sheng Yu Steel Co. Ltd.	111,000	75
	ACES Electronic Co. Ltd.	49,000	75
	Lingsen Precision Industries Ltd.	123,000	71
	Forhouse Corp.	121,000	68
	Bank of Kaohsiung	211,470	63
	Merry Electronics Co. Ltd.	34,000	62
	Taiyen Biotech Co. Ltd.	80,000	56
	J Touch Corp.	50,999	55
	Elite Semiconductor Memory Technology Inc.	57,000	48
	Evergreen International Storage & Transport Corp.	95,502	47
	Tong-Tai Machine & Tool Co. Ltd.	49,480	44
	Advanced International Multitech Co. Ltd.	32,000	42
	Syncmold Enterprise Corp.	28,000	40
*	Jenn Feng New Energy Co. Ltd.	106,000	38
	Bright Led Electronics Corp.	51,000	38
	Microlife Corp.	15,000	25
	ITE Technology Inc.	26,000	22
*	Taiwan Styrene Monomer	84,000	20
	Walsin Technology Corp.	47,408	12
	Harvatek Corp.	3,000	2
	Etron Technology Inc.	4,947	2
	FSP Technology Inc.	254	—
			74,643
Thailand (0.8%)
*	Robinson Department Store PCL	347,600	600
*	True Corp. PCL	3,880,000	464
*	Home Product Center PCL	1,018,214	463
	Minor International PCL (Foreign)	975,243	446
	Bumrungrad Hospital PCL (Foreign)	217,313	430
	Hana Microelectronics PCL (Foreign)	551,710	402
	Thanachart Capital PCL	368,600	379
	LPN Development PCL	663,200	372
	CPN Retail Growth Leasehold Property Fund	766,535	351
*	Thoresen Thai Agencies PCL	524,400	327
	Pruksa Real Estate PCL	560,500	280
*	Hemaraj Land and Development PCL	2,862,400	277
	Bangkok Life Assurance PCL	164,100	249
	LPN Development PCL	416,900	234
*	Sahaviriya Steel Industries PCL	9,411,500	233
*	Esso Thailand PCL	565,900	215
	BTS Group Holdings PCL	7,801,800	213
	Bangkok Expressway PCL (Foreign)	278,700	212
*	Sri Trang Agro-Industry PCL	304,600	199
*	Tisco Financial Group PCL	141,946	193
	Tisco Financial Group PCL (Foreign)	139,500	190
	Major Cineplex Group PCL	290,000	183
*	Amata Corp. PCL	296,200	172
	Samart Corp. PCL	538,400	167
*	Quality Houses PCL	2,682,400	163
	Sino Thai Engineering & Construction PCL	352,800	154
	Supalai PCL	285,300	152
*	Asian Property Development PCL	671,200	149
	Precious Shipping PCL	269,200	142
*	Thanachart Capital PCL	130,500	134
	Dynasty Ceramic PCL	64,800	134
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	131
	Kiatnakin Bank PCL	104,000	125
*	Thaicom PCL	231,700	119
	TPI Polene PCL	241,700	111
*	Tata Steel Thailand PCL	3,910,400	107
*	Italian-Thai Development PCL	869,800	103
	CalComp Electronics Thailand PCL (Foreign)	863,700	81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Asian Property Development PCL (Foreign)	311,760	69
*	Thai Vegetable Oil PCL	78,800	59
*	Regional Container Lines PCL	204,800	59
*	CalComp Electronics Thailand PCL	534,900	50
*	G J Steel PCL (Local)	8,631,900	48
*	Bangkokland PCL	1,096,000	26
*	G J Steel PCL	2,215,000	12
*	Khon Kaen Sugar Industry PCL	25,000	11
*	Minor International PCL Warrants Exp. 05/18/2013	71,880	7
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
			9,398
Turkey (0.7%)
	Turk Traktor ve Ziraat Makineleri AS	36,667	642
*	TAV Havalimanlari Holding AS	121,347	639
	Konya Cimento Sanayii AS	3,116	588
*	Akfen Holding AS	100,382	565
	Ulker Biskuvi Sanayi AS	170,812	518
*	Petkim Petrokimya Holding AS	405,445	482
	Turkiye Sinai Kalkinma Bankasi AS	356,357	463
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	729,919	399
	Koza Altin Isletmeleri AS	16,864	366
	Dogus Otomotiv Servis ve Ticaret AS	126,174	322
	Trakya Cam Sanayi AS	213,052	307
	Tekfen Holding AS	78,748	287
	Torunlar Gayrimenkul Yatirim Ortakligi AS	94,333	278
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	257
	Yapi Kredi Sigorta AS	27,297	248
*	Ihlas Holding AS	374,727	243
	Yazicilar Holding AS Class A	34,613	238
*	Koza Anadolu Metal Madencilik Isletmeleri AS	115,545	227
	Aygaz AS	46,947	217
*	Dogan Yayin Holding AS	527,028	210
*	Koza Anadolu Metal Madencilik Isletmeleri AS	96,186	188
	Sekerbank TAS	303,343	162
	Anadolu Cam Sanayii AS	79,575	130
*	Hurriyet Gazetecilik AS	189,447	108
	Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	104
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	90
	Akcansa Cimento AS	20,129	89
	Cimsa Cimento Sanayi VE Tica	18,545	83
*	Albaraka Turk Katilim Bankasi AS	77,513	82
	Aksa Akrilik Kimya Sanayii	33,380	82
*	Akenerji Elektrik Uretim AS	60,102	73
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	70
*	Zorlu Enerji Elektrik Uretim AS	24,330	22
*	Aksigorta AS	18,000	19
			8,798
United Kingdom (14.3%)
	Aberdeen Asset Management plc	741,889	3,415
	Babcock International Group plc	223,895	3,022
	Croda International plc	83,351	3,019
	Pennon Group plc	223,682	2,671
	Travis Perkins plc	153,773	2,624
	Informa plc	379,930	2,557
	Mondi plc	241,311	2,244
	Spectris plc	73,082	2,238
	Cookson Group plc	178,135	2,098
*	Premier Oil plc	325,840	1,983
	Rotork plc	54,654	1,958
	Persimmon plc	190,444	1,942
	Balfour Beatty plc	446,402	1,892
	Derwent London plc	65,967	1,865
*	Imagination Technologies Group plc	163,353	1,823
	Spirax-Sarco Engineering plc	46,314	1,734

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Melrose plc	244,121	1,732
	IG Group Holdings plc	230,449	1,732
	Inchcape plc	289,584	1,720
*	Berkeley Group Holdings plc	81,670	1,698
	Rightmove plc	67,715	1,694
	Amlin plc	315,543	1,690
	Taylor Wimpey plc	2,028,134	1,654
*	Telecity Group plc	125,637	1,647
	Halma plc	244,944	1,611
	Provident Financial plc	85,508	1,604
	DS Smith plc	574,285	1,564
	easyJet plc	190,016	1,530
	Hiscox Ltd.	235,827	1,525
	UBM plc	158,061	1,513
*	Afren plc	676,003	1,480
	Stagecoach Group plc	367,514	1,480
	Hunting plc	95,463	1,474
	Catlin Group Ltd.	214,817	1,472
	Henderson Group plc	730,680	1,438
	Capital & Counties Properties plc	434,812	1,405
	Carillion plc	288,496	1,367
*	Barratt Developments plc	622,002	1,350
	Lancashire Holdings Ltd.	100,469	1,313
	Michael Page International plc	192,949	1,304
	Ashtead Group plc	315,052	1,272
*	BTG plc	204,343	1,261
	Booker Group plc	966,884	1,240
	AZ Electronic Materials SA	236,999	1,225
	Shaftesbury plc	146,245	1,214
	Spirent Communications plc	437,970	1,209
	National Express Group plc	342,119	1,203
	Ultra Electronics Holdings plc	43,640	1,193
	Victrex plc	50,214	1,183
*	Misys plc	207,447	1,175
	Greene King plc	140,604	1,165
	Great Portland Estates plc	198,006	1,157
	Aveva Group plc	42,730	1,157
	Intermediate Capital Group plc	275,767	1,150
	Close Brothers Group plc	93,939	1,125
	Electrocomponents plc	303,639	1,124
	Mitie Group plc	232,073	1,099
	Debenhams plc	810,778	1,087
	QinetiQ Group plc	431,897	1,073
*	Soco International plc	215,419	1,050
	Cable & Wireless Worldwide plc	1,774,551	1,022
	Jardine Lloyd Thompson Group plc	89,146	1,017
	Hochschild Mining plc	121,938	996
	Britvic plc	160,349	995
	Firstgroup plc	312,457	988
	Bellway plc	77,290	988
	BBA Aviation plc	306,939	984
	Bwin.Party Digital Entertainment plc	392,370	981
	Hikma Pharmaceuticals plc	94,771	966
	Berendsen plc	115,453	965
	De La Rue plc	60,837	964
	Elementis plc	284,789	962
	Filtrona plc	126,644	955
	Home Retail Group plc	546,305	945
	Petropavlovsk plc	121,390	942
	TalkTalk Telecom Group plc	444,297	922
	Phoenix Group Holdings	107,568	922
	Fenner plc	125,191	916
	Morgan Crucible Co. plc	173,263	914
	Bodycote plc	130,053	898

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Genus plc	39,056	895
	Cable & Wireless Communications plc	1,669,693	894
	Millennium & Copthorne Hotels plc	112,676	889
*	Mitchells & Butlers plc	206,724	885
*	EnQuest plc	418,558	861
	Homeserve plc	209,785	860
^	Betfair Group plc	65,729	843
	Regus plc	482,267	836
	Senior plc	241,580	835
	Tullett Prebon plc	149,579	834
	SIG plc	474,901	812
	WS Atkins plc	67,799	801
	Beazley plc	341,547	786
*	Howden Joinery Group plc	396,089	786
	Domino Printing Sciences plc	79,062	769
*	Centamin plc	682,828	762
^,*	Dixons Retail plc	2,604,032	753
	International Personal Finance plc	172,947	751
*	Micro Focus International plc	98,230	742
	WH Smith plc	86,569	740
	Jupiter Fund Management plc	199,324	739
	PZ Cussons plc	135,365	730
	Premier Farnell plc	206,959	722
	Lamprell plc	127,004	718
	St. James's Place plc	121,518	652
	Oxford Instruments plc	32,389	644
	Bovis Homes Group plc	84,569	635
	London & Stamford Property plc	350,928	632
	Chemring Group plc	119,105	631
	SDL plc	53,343	617
	Restaurant Group plc	134,850	615
	Laird plc	172,845	607
	RPS Group plc	157,444	606
	Halfords Group plc	132,859	593
	ITE Group plc	160,942	590
	Rathbone Brothers plc	27,110	582
	Fidessa Group plc	23,022	579
	Yule Catto & Co. plc	152,987	578
	Paragon Group of Cos. plc	194,282	568
	JD Wetherspoon plc	85,939	566
	Renishaw plc	23,938	563
	RPC Group plc	93,286	559
	Marston's plc	349,297	553
	Galliford Try plc	51,206	543
	Savills plc	92,380	536
*	Sports Direct International plc	109,279	536
	Domino's Pizza UK & IRL plc	74,289	530
	Go-Ahead Group plc	28,291	524
^,*	Ocado Group plc	244,140	515
	Kier Group plc	27,106	513
	Brewin Dolphin Holdings plc	189,578	503
*	Bumi plc	59,612	503
	Computacenter plc	73,725	497
	Greggs plc	60,930	496
	Hansteen Holdings plc	404,654	482
	CSR plc	127,855	478
	Devro plc	95,555	478
	Cape plc	77,178	473
	New World Resources plc	71,523	473
	Synergy Health plc	34,918	471
	Dignity plc	34,274	467
	N Brown Group plc	124,635	464
*	Salamander Energy plc	110,465	446
*	Redrow plc	213,828	427

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Stobart Group Ltd.	200,363	416
	Dunelm Group plc	49,683	413
	Cranswick plc	31,425	411
	Big Yellow Group plc	84,623	407
	Shanks Group plc	266,027	400
	F&C Asset Management plc	356,128	389
	Anglo Pacific Group plc	74,188	385
*	Colt Group SA	220,980	382
*	Spirit Pub Co. plc	415,224	374
	Dairy Crest Group plc	76,517	374
	Keller Group plc	50,100	366
	Interserve plc	78,452	364
	Cineworld Group plc	110,205	363
*	Gem Diamonds Ltd.	84,777	357
*	Premier Foods plc	1,346,969	355
	Grainger plc	218,078	351
	Kcom Group plc	302,988	349
	F&C Commercial Property Trust Ltd.	204,077	344
*	Enterprise Inns plc	343,743	343
	Workspace Group plc	93,634	343
	Dechra Pharmaceuticals plc	45,026	337
	ST Modwen Properties plc	120,030	327
	Moneysupermarket.com Group plc	150,746	326
	Sthree plc	56,726	319
*	Heritage Oil plc	131,654	318
	Unite Group plc	99,460	315
^,*	Talvivaara Mining Co. plc	104,977	312
	Euromoney Institutional Investor plc	24,451	312
	UK Commercial Property Trust Ltd.	231,045	276
	Kesa Electricals plc	310,350	275
^,*	Carpetright plc	26,738	260
*	Xchanging plc	158,486	260
	Development Securities plc	94,404	253
	Pace plc	213,944	253
	Robert Walters plc	59,282	246
	Morgan Sindall Group plc	22,026	238
	Chesnara plc	78,991	226
	Marshalls plc	147,857	224
	Mcbride plc	107,286	221
	Speedy Hire plc	479,479	214
	Thomas Cook Group plc	580,640	212
	Schroder REIT Ltd.	347,419	193
^,*	CLS Holdings plc	18,242	186
	Helical Bar plc	57,488	177
	Sportingbet plc	320,059	174
	Severfield-Rowen plc	56,550	170
	WSP Group plc	37,075	151
	Rank Group plc	74,940	142
*	Wolfson Microelectronics plc	46,413	134
	Carphone Warehouse Group plc	62,153	132
	Smiths News plc	80,777	130
	JKX Oil & Gas plc	57,875	129
	Mothercare plc	46,021	128
*	888 Holdings plc	91,598	123
	Melrose Resources plc	60,578	119
	Picton Property Income Ltd.	174,587	117
^,*	Yell Group plc	1,752,882	111
	Daejan Holdings plc	2,070	109
	Mucklow A & J Group plc	19,658	107
*	SuperGroup plc	17,378	98
*	Wincanton plc	113,515	94
*	Dechra Pharmaceuticals plc Rights Exp. 09/06/2012	13,507	34

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
* Connaught plc		50,771	—
			173,622
Total Common Stocks (Cost $1,150,777)			1,202,405

	Coupon
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
2,3 Vanguard Market Liquidity Fund (Cost $75,898)	0.137%	75,898,225	75,898
Total Investments (105.5%) (Cost $1,226,675)			1,278,303
Other Assets and Liabilities—Net (-5.5%)[3]			(66,576)
Net Assets (100%)			1,211,727

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $63,103,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,649,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $67,516,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 7702 062012

Semiannual Report | April 30, 2012

Vanguard Global ex-U.S. Real Estate

Index Fund

> For the six months ended April 30, 2012, Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund returned 8.31%, a step behind the average return of peer funds.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> Investments in the Pacific region and emerging markets bolstered results.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	8.31%
Signal® Shares	8.37
Institutional Shares	8.40
ETF Shares
Market Price	9.20
Net Asset Value	8.39
S&P Global ex-U.S. Property Index	7.29
International Real Estate Funds Average	8.49
International Real Estate Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index
Fund
Investor Shares	$18.14	$19.05	$0.508	$0.000
Signal Shares	27.51	28.85	0.816	0.000
Institutional Shares	91.68	96.12	2.769	0.000
ETF Shares	45.39	47.62	1.334	0.000

1

Chairman’s Letter

Dear Shareholder,

Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund returned 8.31% for the fiscal half-year ended April 30, 2012, slightly behind the 8.49% average return of competitive funds.

The fund seeks to track the return of its benchmark, the Standard & Poor’s Global ex-U.S. Property Index. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 6), the fund’s return diverged from that of its benchmark, which is not adjusted for fair value.

The six months covered by this report began in November, with Europe’s fiscal crisis weighing on stocks worldwide, including real estate holdings. International stocks surged in December and January as the European Central Bank set in motion a policy aimed at relieving a potential credit crunch. The momentum from the mid-period spurt continued for global property stocks generally, and they produced solid results for the period. It tapered off for international stocks broadly, and they generated a modestly positive return.

Please note that earlier this year we announced a change in the frequency of the fund’s dividend distributions. In the future, distributions will be made each quarter, rather than once a year. Spreading them out in this way will reduce the impact to the fund of generating cash for payments to shareholders whose dividends are not

2

reinvested. We’re phasing in the change, so dividends will be paid twice in 2012, in September and December.

Stocks followed a familiar pattern, reflecting investors’ shifting moods
European companies were the weakest international performers for the six months ended April 30, trailing the returns of emerging markets and the developed markets of the Pacific region. By contrast, U.S. stocks delivered strong returns.

Signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market turned in its best first-quarter gain since 1998.

By the end of the fiscal half-year, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Stocks had differing experiences inside and outside of Europe
Overall, real estate stocks outside of the United States produced about an 8% return for the six months ended April 30. In the Pacific region and emerging markets, the prospect of economic growth lifted results. In Europe, however, most real estate stocks detracted from returns as investors worried about the exposure of banks to troubled sovereign debt.

The primary detractors were holdings in France and the Netherlands. Overhanging French stocks were expectations of a change in political leadership, which occurred shortly after the reporting period. Spain’s property stocks plummeted the most as its citizens protested austerity measures put in place to counter the country’s shaky fiscal condition. (Although Spain’s real estate stocks dropped more than 50%, they represented only a sliver of the global market.) The biggest contribution to return came from the United Kingdom, even as that country slid into a second recession.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.50%	0.35%	0.30%	0.35%	1.35%

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the fund’s annualized expense ratios were 0.48% for Investor Shares, 0.34% for Signal Shares, 0.30% for Institutional Shares, and 0.34% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Real Estate Funds.

4

The Pacific region, which accounted for more than half of the fund’s assets on average, also contributed more than half of its return. Australia’s stocks rose as investors anticipated another cut in the target interest rate by the country’s central bank, which had already lowered it twice late in 2011. Hong Kong, Japan, and Singapore were other top performers.

Emerging markets, representing close to one-fifth of assets, also produced a strong result. China was the leader of this group as the country continued to grow, albeit at a slower pace. Other major contributors included Brazil, South Africa, Indonesia, and the Philippines. In North America, Canada added solidly to results.

Simple savings strategies can mean a greater chance for success
A decade ago, Jack Brennan, my friend and predecessor as Vanguard’s chairman and chief executive officer, published an insightful book, Straight Talk on Investing.

The largest markets for real estate stocks around the world
(as of April 30, 2012)

United States	40%
Japan	11
Hong Kong	10
Australia	8
Singapore	5
United Kingdom	4
China	4
France	3
Canada	3
Other	12
Source: S&P Global Property Index.

My favorite chapter is devoted to the importance of savings. As Jack wrote: “If you really want to accumulate wealth, live by this aphorism: ‘When in doubt, save it.’”

More recently, Vanguard researchers reaffirmed the importance of saving in Penny Saved, Penny Earned, a paper available at vanguard.com/research. They found that retirement investors have a greater likelihood of reaching their goals when they boost their savings rate, time horizon, or both. Such a strategy offers a higher chance of success than simply relying on the possibility of higher portfolio returns.

Of course, in emphasizing the value of savings, I’m in no way diminishing the importance of having a sound investment plan with balanced and diversified holdings in line with your goals and tolerance for risk. Vanguard Global ex-U.S. Real Estate Index Fund, with its exposure to real estate stocks outside the United States, can serve as one element of such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb ÌII
Chairman and Chief Executive Officer
May 21, 2012

5

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at
4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change––because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index––a difference that usually corrects itself when the foreign markets open.

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
	Investor	Signal	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.50%	0.35%	0.30%	0.35%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	445	437
Median Market Cap	$4.8B	$4.8B
Price/Earnings Ratio	9.9x	10.0x
Price/Book Ratio	1.0x	1.0x
Return on Equity	8.4%	8.4%
Earnings Growth Rate	4.5%	4.5%
Dividend Yield	3.8%	3.8%
Turnover Rate
(Annualized)	5%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)

Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.7%
Westfield Group	Retail REITs	3.4
Cheung Kong Holdings	Real Estate
Ltd.	Development	3.1
Sun Hung Kai Properties	Diversified Real
Ltd.	Estate Activities	3.1
Unibail-Rodamco SE	Retail REITs	2.8
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.5
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.7
Link REIT	Retail REITs	1.6
Land Securities Group
plc	Diversified REITs	1.5
China Overseas Land &	Real Estate
Investment Ltd.	Development	1.4
Top Ten		24.8%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.48% for Investor Shares, 0.34% for Signal Shares, 0.30% for Institutional Shares, and 0.34% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)

		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.0%	7.0%
France	5.1	5.1
Switzerland	1.8	1.8
Sweden	1.4	1.4
Netherlands	1.4	1.4
Germany	1.3	1.2
Austria	1.2	1.2
Other	1.3	1.3
Subtotal	20.5%	20.4%
Pacific
Japan	18.8%	18.8%
Hong Kong	15.6	16.4
Australia	13.0	13.0
Singapore	7.8	7.7
Other	0.5	0.5
Subtotal	55.7%	56.4%
Emerging Markets
China	7.0%	6.4%
South Africa	2.4	2.4
Brazil	2.3	2.3
Philippines	1.2	1.2
Indonesia	1.2	1.2
Taiwan	1.2	1.2
Malaysia	1.0	1.0
Other	2.3	2.4
Subtotal	18.6%	18.1%
North America
Canada	4.6%	4.5%
Middle East	0.6%	0.6%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2012

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	-3.49%	-1.59%
Fee-Adjusted Returns		-3.96	-1.93
Signal Shares	2/10/2011	-3.33	-1.42
Fee-Adjusted Returns		-3.80	-1.85
Institutional Shares	4/19/2011	—	-3.90
Fee-Adjusted Returns		—	-4.38
ETF Shares	11/1/2010
Market Price		-3.96	-1.69
Net Asset Value		-3.33	-1.43

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Period Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (13.0%)
	Westfield Group	1,337,108	12,785
	Westfield Retail Trust	1,779,677	5,022
	Stockland	1,469,818	4,722
	GPT Group	1,058,781	3,605
	Goodman Group	861,457	3,221
	Dexus Property Group	3,090,333	2,998
	CFS Retail Property Trust	1,473,394	2,947
	Mirvac Group	2,150,987	2,890
	Lend Lease Group	331,776	2,556
	Commonwealth Property
	Office Fund	1,565,989	1,695
*	Centro Retail Australia	859,680	1,657
	Investa Office Fund	424,842	1,206
	Charter Hall Retail REIT	155,375	534
	BWP Trust	252,290	490
	Cromwell Property Group	588,342	442
	Charter Hall Group	159,763	417
	Abacus Property Group	191,272	414
	Australand Property Group	147,389	413
	FKP Property Group	472,211	248
	ALE Property Group	91,459	198
	Aspen Group	372,107	186
	Challenger Diversified
	Property Group	307,803	170
	Peet Ltd.	137,205	121
	Astro Japan Property Group	36,763	102
*	Sunland Group Ltd.	113,063	90
			49,129
Austria (1.2%)
	IMMOFINANZ AG	729,757	2,569
*	CA Immobilien Anlagen AG	51,347	582
	Atrium European Real
	Estate Ltd.	117,689	574
	Conwert Immobilien
	Invest SE	43,298	516
*	S IMMO AG	33,468	191
			4,432

			Market
			Value
		Shares	($000)
Belgium (0.7%)
	Cofinimmo	9,798	1,183
	Befimmo SCA Sicafi	9,297	565
	Warehouses De Pauw SCA	5,734	298
	Aedifica	4,526	287
^	Intervest Offices &
	Warehouses	4,101	105
			2,438
Brazil (2.3%)
	BR Malls Participacoes SA	270,500	3,343
	BR Properties SA	125,466	1,567
	Multiplan Empreendimentos
	Imobiliarios SA	53,300	1,255
	Jereissati Participacoes SA
	Prior Pfd.	431,676	491
	Aliansce Shopping Centers
	SA	46,487	439
	Iguatemi Empresa de
	Shopping Centers SA	18,393	401
*	Sao Carlos
	Empreendimentos e
	Participacoes SA	18,150	302
	Sonae Sierra Brasil SA	16,883	273
	Cyrela Commercial
	Properties SA
	Empreendimentos e
	Participacoes	19,600	216
*	BHG SA - Brazil Hospitality
	Group	12,570	153
	JHSF Participacoes SA	45,827	144
*	General Shopping Brasil SA	13,302	81
			8,665
Canada (4.5%)
	Brookfield Office
	Properties Inc.	137,915	2,498
^	RioCan REIT	85,355	2,345
^	H&R REIT	53,816	1,329
^	Dundee REIT	26,131	976
^	Boardwalk REIT	16,232	966

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Calloway REIT	32,306	899
	First Capital Realty Inc.	44,321	825
^	Canadian REIT	20,478	802
^	Cominar REIT	31,829	777
	Canadian Apartment
	Properties REIT	26,940	633
	Primaris Retail REIT	24,518	575
	Artis REIT	31,042	529
	Allied Properties REIT	16,710	464
	Killam Properties Inc.	32,514	443
	Chartwell Seniors Housing
	REIT	44,919	424
	Morguard Corp.	3,990	372
	Northern Property REIT	10,245	340
	Morguard REIT	18,717	320
	Transglobe Apartment REIT	19,319	278
	Brookfield Canada Office
	Properties	8,597	234
^	Dundee International REIT	22,543	228
^	Extendicare REIT	27,447	225
	Crombie REIT	14,833	213
^	InnVest REIT	28,238	145
	NorthWest Healthcare
	Properties REIT	10,167	132
	Melcor Developments Ltd.	7,660	119
*	Mainstreet Equity Corp.	3,661	92
			17,183
Chile (0.2%)
	Parque Arauco SA	321,532	625

China (6.9%)
	China Overseas Land &
	Investment Ltd.	2,420,550	5,231
	China Resources Land
	Ltd.	1,287,127	2,463
^	Evergrande Real Estate
	Group Ltd.	3,016,921	1,732
	Country Garden Holdings
	Co. Ltd.	3,665,388	1,581
	Longfor Properties
	Co. Ltd.	784,617	1,239
^	Shimao Property
	Holdings Ltd.	851,164	1,118
	China Vanke Co. Ltd.
	Class B	817,206	1,089
^	Sino-Ocean Land
	Holdings Ltd.	2,282,891	1,059
	Agile Property Holdings
	Ltd.	788,586	1,026
	Soho China Ltd.	1,174,045	910
^	Guangzhou R&F
	Properties Co. Ltd.	627,409	833
	Shui On Land Ltd.	1,754,529	733

			Market
			Value
		Shares	($000)
	Yuexiu Property Co. Ltd.	3,184,241	710
	Franshion Properties
	China Ltd.	2,098,054	576
	New World China Land
	Ltd.	1,781,102	547
	KWG Property Holding
	Ltd.	811,658	532
	Shanghai Lujiazui Finance &
	Trade Zone Development
	Co. Ltd. Class B	308,000	320
	Shenzhen Investment
	Ltd.	1,326,077	308
^	Renhe Commercial
	Holdings Co. Ltd.	5,198,323	299
*	Sunac China Holdings
	Ltd.	904,318	278
	Tian An China Investment	550,761	261
^	Greentown China
	Holdings Ltd.	369,237	256
	Jiangsu Future Land Co.
	Ltd. Class B	394,150	243
^	Hopson Development
	Holdings Ltd.	403,710	242
*	Kaisa Group Holdings Ltd.	1,112,671	234
	Yuexiu REIT	424,516	218
	Silver Grant International	880,216	187
*	Shanghai Industrial Urban
	Development Group Ltd.	858,799	182
	Beijing Capital Land Ltd.	619,034	170
	China SCE Property
	Holdings Ltd.	717,805	166
	China Merchants Property
	Development Co. Ltd.
	Class B	87,100	164
	China South City
	Holdings Ltd.	1,181,111	162
	Powerlong Real Estate
	Holdings Ltd.	855,139	146
	Fantasia Holdings Group
	Co. Ltd.	1,123,443	128
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	170,300	123
	China Aoyuan Property
	Group Ltd.	705,707	99
	Tomson Group Ltd.	425,388	99
*	Sinolink Worldwide
	Holdings Ltd.	1,136,643	90
	SRE Group Ltd.	1,807,863	89
	Beijing North Star Co. Ltd.	462,130	85
	Yuzhou Properties Co.	355,988	78
	Lai Fung Holdings Ltd.	2,909,646	53
			26,059

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Denmark (0.0%)
	Jeudan A/S	1,252	97
*	TK Development	23,107	62
			159
Egypt (0.3%)
*	Talaat Moustafa Group	617,265	432
*	Amer Group Holding	1,886,774	212
	Six of October
	Development &
	Investment	36,771	98
*	Medinet Nasr Housing	34,401	96
*	Palm Hills Developments
	SAE	295,523	93
			931
Finland (0.3%)
	Sponda Oyj	155,738	626
	Citycon Oyj	90,199	299
	Technopolis plc	43,082	230
			1,155
France (5.1%)
	Unibail-Rodamco SE	57,615	10,781
^	Fonciere Des Regions	24,843	1,925
^	Klepierre	59,423	1,884
	Gecina SA	16,731	1,552
*	ICADE	14,635	1,235
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	5,540	584
	Mercialys SA	28,321	566
*	ANF Immobilier	7,645	349
	Societe de la Tour Eiffel	3,614	188
*	Altarea	1,032	156
			19,220
Germany (1.3%)
	Deutsche Euroshop AG	27,538	1,002
	Deutsche Wohnen AG	63,598	936
*	GSW Immobilien AG	19,817	660
*	TAG Immobilien AG	58,447	580
	GAGFAH SA	57,274	514
	Alstria Office REIT-AG	40,093	427
*	IVG Immobilien AG	89,999	208
*	Hamborner REIT AG	20,464	206
	DIC Asset AG	17,250	161
*	Prime Office REIT-AG	24,789	134
*	Patrizia Immobilien AG	19,310	125
*	Colonia Real Estate AG	14,413	61
			5,014
Greece (0.0%)
	Eurobank Properties Real
	Estate Investment Co.	9,799	50

			Market
			Value
		Shares	($000)
Hong Kong (15.6%)
	Cheung Kong Holdings Ltd.	890,375	11,775
	Sun Hung Kai Properties
	Ltd.	971,441	11,636
	Link REIT	1,428,089	5,941
	Hang Lung Properties
	Ltd.	1,268,691	4,664
	Hongkong Land Holdings
	Ltd.	734,212	4,546
	Sino Land Co. Ltd.	2,208,605	3,789
	Henderson Land
	Development Co. Ltd.	588,375	3,339
	Hang Lung Group Ltd.	465,413	2,903
	Kerry Properties Ltd.	483,154	2,192
	Wheelock & Co. Ltd.	526,652	1,774
	Hysan Development Co.
	Ltd.	388,422	1,756
	Champion REIT	1,690,969	737
	Great Eagle Holdings Ltd.	177,697	522
^	Chinese Estates Holdings
	Ltd.	306,952	423
*	China Overseas Grand
	Oceans Group Ltd.	289,590	387
^	K Wah International
	Holdings Ltd.	647,338	272
*,^	Glorious Property
	Holdings Ltd.	1,709,036	260
	Sunlight REIT	714,400	230
	Kowloon Development
	Co. Ltd.	203,414	213
^	Mingfa Group
	International Co. Ltd.	645,363	192
	HKR International Ltd.	433,282	164
	TAI Cheung Holdings	210,131	149
	Prosperity REIT	624,649	139
	Regal REIT	499,815	127
	Far East Consortium
	International Ltd.	696,343	127
*	Pacific Century Premium
	Developments Ltd.	511,526	121
	Emperor International
	Holdings	647,832	116
*	Lai Sun Development	7,078,302	110
	Liu Chong Hing
	Investment	104,485	109
	CSI Properties Ltd.	2,598,348	106
*	Soundwill Holdings Ltd.	64,000	100
*	China Properties Group
	Ltd.	267,524	79
*	Zhuguang Holdings Group
	Co. Ltd.	530,405	52
			59,050
India (0.6%)
	DLF Ltd.	263,778	933
*	Unitech Ltd.	788,682	396

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Oberoi Realty Ltd.	49,456	257
	Indiabulls Real Estate Ltd.	136,814	163
	Godrej Properties Ltd.	10,945	123
	Prestige Estates Projects
	Ltd.	50,283	105
*	Parsvnath Developers Ltd.	87,240	94
	Sobha Developers Ltd.	9,692	61
*	DB Realty Ltd.	41,859	58
	Sunteck Realty Ltd.	7,652	55
*	Indiabulls Infrastructure
	and Power Ltd.	275,288	40
			2,285
Indonesia (1.2%)
	Lippo Karawaci Tbk PT	12,616,500	1,137
	Bumi Serpong Damai PT	4,327,527	670
	Summarecon Agung
	Tbk PT	2,953,500	555
	Ciputra Development
	Tbk PT	5,687,000	469
	Alam Sutera Realty Tbk
	PT	5,476,797	357
*	Sentul City Tbk PT	10,408,500	356
*	Kawasan Industri
	Jababeka Tbk PT	11,770,680	294
*	Bakrieland Development
	Tbk PT	20,749,500	263
*	Agung Podomoro Land
	Tbk PT	3,967,000	161
*	Intiland Development
	Tbk PT	3,210,051	149
	Ciputra Property Tbk PT	1,732,596	149
			4,560
Israel (0.6%)
	Azrieli Group	19,914	489
	Gazit-Globe Ltd.	41,835	447
	Alony Hetz Properties &
	Investments Ltd.	39,472	189
	Norstar Holdings Inc.	8,597	179
	Melisron Ltd.	8,352	155
*	Nitsba Holdings 1995 Ltd.	16,822	149
	Amot Investments Ltd.	56,508	147
*	Jerusalem Economy Ltd.	11,792	86
	Reit 1 Ltd.	45,103	85
*	Airport City Ltd.	17,599	85
*	Africa Israel Properties Ltd.	7,639	76
*	AL-ROV Israel Ltd.	2,706	67
*	Industrial Buildings Corp.	43,630	64
*	Elbit Imaging Ltd.	6,518	19
			2,237
Italy (0.1%)
^	Beni Stabili SPA	528,687	294
	Immobiliare Grande
	Distribuzione	83,766	90
*	Prelios SPA	410,414	86
			470

		Market
		Value
	Shares	($000)
Japan (18.7%)
Mitsubishi Estate Co. Ltd.	783,353	13,848
Mitsui Fudosan Co. Ltd.	526,057	9,636
Sumitomo Realty &
Development Co. Ltd.	276,576	6,595
Daito Trust Construction
Co. Ltd.	51,100	4,595
Daiwa House Industry
Co. Ltd.	338,674	4,370
Nippon Building Fund Inc.	369	3,506
Japan Real Estate
Investment Corp.	342	3,030
Japan Retail Fund
Investment Corp.	1,073	1,711
United Urban Investment
Corp. Class A	1,340	1,579
Advance Residence
Investment Corp.	696	1,346
Tokyu Land Corp.	266,056	1,282
Japan Prime Realty
Investment Corp.	402	1,154
Aeon Mall Co. Ltd.	49,112	1,089
Nomura Real Estate
Holdings Inc.	58,229	1,018
Nomura Real Estate Office
Fund Inc. Class A	175	1,016
Mori Trust Sogo Reit Inc.	108	955
* Tokyo Tatemono Co. Ltd.	256,166	946
Frontier Real Estate
Investment Corp.	108	914
Japan Logistics Fund Inc.	95	834
Orix JREIT Inc.	173	769
Nippon Accommodations
Fund Inc. Class A	107	707
Daiwahouse Residential
Investment Corp.	85	582
Japan Excellent Inc.	106	557
Kenedix Realty Investment
Corp. Class A	158	551
Hulic Co. Ltd.	45,782	524
NTT Urban Development
Corp.	676	519
Tokyu REIT Inc.	98	505
Top REIT Inc.	89	501
Fukuoka REIT Co. Class A	63	454
Industrial & Infrastructure
Fund Investment Corp.	73	443
Nomura Real Estate
Residential Fund Inc.	81	437
Mori Hills REIT Investment
Corp.	102	425
Daiwa Office Investment
Corp. Class A	149	413
Premier Investment Corp.	101	382
Global One Real Estate
Investment Corp.	55	379

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Leopalace21 Corp.	93,250	290
	Heiwa Real Estate Co. Ltd.	107,661	272
	Japan Hotel REIT
	Investment Corp.	1,114	272
	MID REIT, Inc.	97	269
	Daibiru Corp.	31,057	244
	Hankyu REIT, Inc. Class A	49	240
	TOC Co. Ltd.	42,329	237
	Sekisui House SI
	Investment Co. Class A	57	228
	Japan Rental Housing
	Investments Inc. Class A	481	223
	Able & Partners Inc.	24,566	178
	Heiwa Real Estate REIT Inc.
	Class A	285	172
	Takara Leben Co. Ltd.	16,453	143
	Iida Home Max	11,944	99
	Starts Proceed Investment
	Corp. Class A	65	91
^	Shoei Co. Ltd.	21,686	81
	Tokyo Theatres Co. Inc.	41,017	59
			70,670
Malaysia (1.0%)
	IGB Corp. Bhd.	692,187	626
*	UEM Land Holdings Bhd.	742,565	492
	Sunway REIT	1,040,134	433
*	UOA Development Bhd.	719,700	366
	SP Setia Bhd.	250,000	298
*	Sunway Bhd.	367,020	291
	KLCC Property Holdings
	Bhd.	204,600	229
	CapitaMalls Malaysia Trust	475,700	226
	IJM Land Bhd.	267,141	194
*	Bandar Raya
	Developments Bhd.	260,700	193
	Mah Sing Group Bhd.	211,943	137
	Paramount Corp. Bhd.	170,000	88
*	YTL Land & Development
	Bhd.	229,900	78
	TA Global Bhd.	765,635	72
*	Sunway Bhd. Warrants
	Exp. 08/17/2016	27,544	5
			3,728
Netherlands (1.4%)
	Corio NV	58,526	2,622
^	Wereldhave NV	13,889	978
	Eurocommercial Properties
	NV	22,378	785
	Vastned Retail NV	11,888	584
^	Nieuwe Steen Investments
	NV	34,895	384
			5,353

			Market
			Value
		Shares	($000)
New Zealand (0.5%)
	Kiwi Income Property Trust	631,582	553
	Goodman Property Trust	524,633	446
	AMP NZ Office Ltd.	529,956	420
	Argosy Property Ltd.	320,941	220
	Vital Healthcare Property
	Trust	183,660	188
	DNZ Property Fund Ltd.	163,737	187
			2,014
Norway (0.2%)
	Norwegian Property ASA	313,532	466
*	Olav Thon Eindom A/S	1,889	292
			758
Philippines (1.2%)
	Ayala Land Inc.	3,321,600	1,680
	SM Prime Holdings Inc.	3,472,400	1,372
	Robinsons Land Corp.	1,097,150	449
	Megaworld Corp.	6,307,000	322
*	Belle Corp.	2,606,000	298
	Filinvest Land Inc.	5,935,000	190
	SM Development Corp.	1,128,933	187
	Vista Land & Lifescapes
	Inc.	1,734,000	178
			4,676
Poland (0.1%)
*,^	Globe Trade Centre SA	104,650	239
*	Echo Investment SA	153,210	189
			428
Russia (0.3%)
	LSR Group GDR	127,059	680
*	Etalon Group Ltd. GDR	77,739	515
			1,195
Singapore (7.7%)
	CapitaLand Ltd.	1,636,299	3,868
	CapitaMall Trust	1,748,034	2,538
	City Developments Ltd.	298,090	2,435
*	Global Logistic
	Properties Ltd.	1,457,131	2,418
	Ascendas REIT	1,070,521	1,796
	Suntec REIT	1,382,127	1,459
	CapitaCommercial Trust	1,258,082	1,308
	UOL Group Ltd.	346,878	1,264
	Keppel Land Ltd.	451,335	1,149
	CapitaMalls Asia Ltd.	692,942	859
	Mapletree Logistics Trust	890,129	703
	CDL Hospitality Trusts	397,402	606
	Mapletree Industrial Trust	638,934	583
	United Industrial Corp. Ltd.	221,188	495
	Mapletree Commercial
	Trust	652,405	479
	Starhill Global REIT	848,968	449
^	Yanlord Land Group Ltd.	429,204	400
	Frasers Centrepoint Trust	296,341	381
	Fortune REIT	699,761	376

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Bukit Sembawang Estates
	Ltd.	98,650	374
	Ascott Residence Trust	372,463	337
	Cache Logistics Trust	401,405	336
	K-REIT Asia	412,015	332
	Parkway Life REIT	217,255	324
	Cambridge Industrial Trust	725,409	316
	Wing Tai Holdings Ltd.	315,874	301
	Lippo Malls Indonesia
	Retail Trust	884,706	293
	GuocoLand Ltd.	207,477	292
	Singapore Land Ltd.	59,227	284
	CapitaRetail China Trust	246,855	258
	Wheelock Properties
	Singapore Ltd.	176,969	247
	AIMS AMP Capital
	Industrial REIT	235,428	230
	First REIT	304,754	220
	Frasers Commercial Trust	295,867	220
	Ascendas India Trust	317,666	209
	Perennial China Retail
	Trust	452,636	188
*	Sinarmas Land Ltd.	719,000	182
	Ho Bee Investment Ltd.	152,903	170
*	Orchard Parade Holdings
	Ltd.	100,035	141
*	Treasury China Trust	123,192	140
	Roxy-Pacific Holdings Ltd.	358,681	124
	Fragrance Group Ltd.	317,775	102
	Saizen REIT	849,356	98
			29,284
South Africa (2.4%)
	Growthpoint Properties
	Ltd.	778,717	2,104
	Redefine Properties Ltd.	1,721,013	1,826
	Capital Property Fund	1,028,146	1,227
	Resilient Property Income
	Fund Ltd.	180,194	913
	Fountainhead Property
	Trust	721,922	692
	Hyprop Investments Ltd.	85,322	631
	Acucap Properties Ltd.	90,504	470
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	873,869	376
	Emira Property Fund	219,984	354
	Vukile Property Fund Ltd.	111,176	223
	Sycom Property Fund	68,220	216
	Premium Properties Ltd.	41,103	79
			9,111
Spain (0.0%)
*	Inmobiliaria Colonial SA	48,579	79
*	Realia Business SA	70,281	79
			158

			Market
			Value
		Shares	($000)
Sweden (1.4%)
	Castellum AB	109,070	1,381
	Hufvudstaden AB Class A	74,983	806
^	Wallenstam AB	71,637	714
	Fabege AB	84,469	713
^	Wihlborgs Fastigheter AB	43,368	603
	Kungsleden AB	87,877	541
^	Klovern AB	60,028	210
*	Fastighets AB Balder	38,655	188
	Heba Fastighets AB Class B	17,687	166
^	Sagax AB	4,892	131
			5,453
Switzerland (1.8%)
	Swiss Prime Site AG	34,451	2,873
	PSP Swiss Property AG	22,026	1,979
	Mobimo Holding AG	3,904	951
	Allreal Holding AG	4,628	726
	Intershop Holdings	685	246
			6,775
Taiwan (1.2%)
	Highwealth Construction
	Corp.	374,000	624
	Ruentex Development
	Co. Ltd.	419,959	600
	Cathay No 1 REIT	714,310	441
	Cathay Real Estate
	Development Co. Ltd.	847,000	393
	Huaku Development
	Co. Ltd.	150,544	360
	Prince Housing &
	Development Corp.	494,820	354
	Farglory Land Development
	Co. Ltd.	182,000	335
	Radium Life Tech Co. Ltd.	354,050	258
*	Shining Building Business
	Co. Ltd.	181,650	159
*	Taiwan Land Development
	Corp.	367,024	149
	Hung Sheng Construction
	Co. Ltd.	294,000	146
	KEE TAI Properties Co. Ltd.	223,869	123
	Hung Poo Real Estate
	Development Corp.	131,194	119
	King’s Town Construction
	Co. Ltd.	122,240	104
	Howarm Construction
	Co. Ltd.	78,390	104
*	Kuoyang Construction
	Co. Ltd.	253,000	92
			4,361
Thailand (0.7%)
	Central Pattana PCL	403,800	657
*	Land and Houses PCL	1,839,900	475

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Hemaraj Land and
	Development PCL	2,909,278	281
	Supalai PCL	367,905	196
*	Amata Corp. PCL	319,300	185
*	MBK PCL	48,612	151
*	Bangkokland PCL	5,331,700	125
	Ticon Industrial
	Connection PCL	240,788	102
*	SC Asset Corp. PCL	204,552	98
	Siam Future
	Development PCL	339,750	95
	Sansiri PCL (Foreign)	901,132	62
*	Rojana Industrial Park PCL	175,900	46
*	Sansiri PCL (Local)	678,100	46
	Rojana Industrial Park PCL
	(Foreign)	168,270	44
*	Rojana Industrial Park PCL
	Warrants Exp. 07/18/2016	57,123	7
			2,570
Turkey (0.2%)
	Akmerkez Gayrimenkul
	Yatirim Ortakligi AS	18,474	263
	Is Gayrimenkul Yatirim
	Ortakligi AS	212,058	141
	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	138,749	99
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	33,151	97
			600
United Kingdom (7.0%)
	Land Securities Group plc	494,721	5,842
	British Land Co. plc	560,367	4,452
	Hammerson plc	449,625	3,048
	Capital Shopping Centres
	Group plc	378,402	1,996
	Segro plc	471,817	1,693
	Derwent London plc	51,596	1,459
	Shaftesbury plc	158,580	1,317

		Market
		Value
	Shares	($000)
Capital & Counties
Properties plc	368,339	1,190
Great Portland Estates plc	200,234	1,170
London & Stamford
Property plc	352,437	635
Hansteen Holdings plc	416,574	496
Grainger plc	261,460	421
Raven Russia Ltd.	390,740	395
Big Yellow Group plc	70,949	341
Unite Group plc	102,071	324
Workspace Group plc	71,833	263
ST Modwen Properties plc	93,715	255
Primary Health Properties
plc	41,440	225
Helical Bar plc	72,029	222
Development Securities plc	74,764	200
Metric Property
Investments plc	120,211	175
Safestore Holdings plc	93,910	171
Schroder REIT Ltd.	212,682	118
* CLS Holdings plc	10,528	107
		26,515
Total Common Stocks
(Cost $382,913)		377,311
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
[1,2] Vanguard Market
Liquidity Fund,
0.137%
(Cost $15,465)	15,464,530	15,465
Total Investments (103.8%)
(Cost $398,378)		392,776
Other Assets and Liabilities (-3.8%)
Other Assets		4,882
Liabilities[2]		(19,235)
		(14,353)
Net Assets (100%)		378,423

16

Global ex-U.S. Real Estate Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	383,936
Undistributed Net Investment Income	3,708
Accumulated Net Realized Losses	(3,653)
Unrealized Appreciation (Depreciation)
Investment Securities	(5,602)
Foreign Currencies	34
Net Assets	378,423

Investor Shares—Net Assets
Applicable to 2,960,636 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	56,407
Net Asset Value Per Share—
Investor Shares	$19.05

Signal Shares—Net Assets
Applicable to 800,208 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,086
Net Asset Value Per Share—
Signal Shares	$28.85

Institutional Shares—Net Assets
Applicable to 528,816 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	50,829
Net Asset Value Per Share—
Institutional Shares	$96.12

ETF Shares—Net Assets
Applicable to 5,210,385 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	248,101
Net Asset Value Per Share—
ETF Shares	$47.62

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,400,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $15,465,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	6,759
Interest[2]	1
Security Lending	200
Total Income	6,960
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative—Investor Shares	89
Management and Administrative—Signal Shares	20
Management and Administrative—Institutional Shares	44
Management and Administrative—ETF Shares	233
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Signal Shares	2
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—ETF Shares	27
Custodian Fees	98
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	6
Total Expenses	552
Net Investment Income	6,408
Realized Net Gain (Loss)
Investment Securities Sold	(1,461)
Foreign Currencies	5
Realized Net Gain (Loss)	(1,456)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	22,302
Foreign Currencies	34
Change in Unrealized Appreciation (Depreciation)	22,336
Net Increase (Decrease) in Net Assets Resulting from Operations	27,288

1 Dividends are net of foreign withholding taxes of $477,000.
2 Interest income from affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

		November 1,
	Six Months Ended	2010[1] to
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,408	6,364
Realized Net Gain (Loss)	(1,456)	(1,963)
Change in Unrealized Appreciation (Depreciation)	22,336	(27,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,288	(23,503)
Distributions
Net Investment Income
Investor Shares	(1,173)	(143)
Signal Shares	(377)	—
Institutional Shares	(1,546)	—
ETF Shares	(5,477)	(582)
Realized Capital Gain
Investor Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(8,573)	(725)
Capital Share Transactions
Investor Shares	12,246	45,899
Signal Shares	10,083	13,116
Institutional Shares	(3,110)	51,059
ETF Shares	62,735	191,908
Net Increase (Decrease) from Capital Share Transactions	81,954	301,982
Total Increase (Decrease)	100,669	277,754
Net Assets
Beginning of Period	277,754	—
End of Period[2]	378,423	277,754

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $3,708,000 and $5,624,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Six Months	Nov. 1,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$18.14	$20.00
Investment Operations
Net Investment Income	.329	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.089	(2.430)
Total from Investment Operations	1.418	(1.686)
Distributions
Dividends from Net Investment Income	(.508)	(.174)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.508)	(.174)
Net Asset Value, End of Period	$19.05	$18.14

Total Return [4]	8.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$41
Ratio of Total Expenses to Average Net Assets	0.48%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	3.99%	3.61%[5]
Portfolio Turnover Rate	5%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01 and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Signal Shares
	Six Months	Feb. 10,
	Ended	2011[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$27.51	$29.89
Investment Operations
Net Investment Income	.517	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.639	(3.164)
Total from Investment Operations	2.156	(2.380)
Distributions
Dividends from Net Investment Income	(.816)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 816)	—
Net Asset Value, End of Period	$28.85	$27.51

Total Return [4]	8.37%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23	$12
Ratio of Total Expenses to Average Net Assets	0.34%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	4.13%	3.76%[5]
Portfolio Turnover Rate	5%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01 and $.02.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
	Six Months	April 19,
	Ended	2011[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$91.68	$102.01
Investment Operations
Net Investment Income	1.728	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.481	(11.852)
Total from Investment Operations	7.209	(10.330)
Distributions
Dividends from Net Investment Income	(2.769)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.769)	—
Net Asset Value, End of Period	$96.12	$91.68

Total Return [4]	8.40%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$52
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	4.17%	3.81%[5]
Portfolio Turnover Rate	5%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03 and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Six Months	Nov. 1,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$45.39	$49.97
Investment Operations
Net Investment Income	.853	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.711	(5.981)
Total from Investment Operations	3.564	(4.133)
Distributions
Dividends from Net Investment Income	(1.334)	(.447)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.334)	(. 447)
Net Asset Value, End of Period	$47.62	$45.39

Total Return	8.39%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$173
Ratio of Total Expenses to Average Net Assets	0.34%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	4.13%	3.76%[4]
Portfolio Turnover Rate	5%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01 and $.04.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2011, and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

Global ex-U.S. Real Estate Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $54,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,472	350,839	—
Temporary Cash Investments	15,465	—	—
Total	41,937	350,839	—

25

Global ex-U.S. Real Estate Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency gains of $5,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $244,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $1,314,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $1,948,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $399,692,000. Net unrealized depreciation of investment securities for tax purposes was $6,916,000, consisting of unrealized gains of $15,948,000 on securities that had risen in value since their purchase and $22,864,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $89,311,000 of investment securities and sold $9,955,000 of investment securities, other than temporary cash investments.

26

Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Inception[1] to
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[2]	15,684	867	53,734	2,689
Issued in Lieu of Cash Distributions	1,024	63	129	7
Redeemed[3]	(4,462)	(252)	(7,964)	(413)
Net Increase (Decrease)—Investor Shares	12,246	678	45,899	2,283
Signal Shares
Issued[2]	9,857	361	13,262	434
Issued in Lieu of Cash Distributions	369	15	—	—
Redeemed[3]	(143)	(5)	(146)	(5)
Net Increase (Decrease)—Signal Shares	10,083	371	13,116	429
Institutional Shares
Issued[2]	2,694	28	51,059	565
Issued in Lieu of Cash Distributions	1,143	14	—	—
Redeemed[3]	(6,947)	(78)	—	—
Net Increase (Decrease)—Institutional Shares	(3,110)	(36)	51,059	565
ETF Shares
Issued[2]	62,735	1,405	191,908	3,805
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[3]	—	—	—	—
Net Increase (Decrease)—ETF Shares	62,735	1,405	191,908	3,805

1 Inception was November 1, 2010, for the Investor Shares, November 1, 2010, for the ETF Shares, February 10, 2011, for the Signal Shares, and April 19, 2011, for the Institutional Shares.
2 Includes purchase fees for fiscal 2012 and 2011of $70,000 and $202,000, respectively (fund totals).
3 Net of redemption fees for fiscal 2012 and 2011 of $34,000 and $19,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,083.14	$2.49
Signal Shares	1,000.00	1,083.65	1.76
Institutional Shares	1,000.00	1,084.02	1.55
ETF Shares	1,000.00	1,083.88	1.76
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.48	$2.41
Signal Shares	1,000.00	1,023.17	1.71
Institutional Shares	1,000.00	1,023.37	1.51
ETF Shares	1,000.00	1,023.17	1.71

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.48% for Investor Shares, 0.34% for Signal Shares, 0.30% for Institutional Shares, and 0.34% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2010, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

30

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739	trademarks of Standard & Poor’s Financial Services LLC
(”S&P”) and have been licensed for use by The
Institutional Investor Services > 800-523-1036	Vanguard Group, Inc. The Vanguard mutual funds and
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With Hearing Impairment > 800-749-7273	S&P or its Affiliates, and S&P and its Affiliates make
no representation, warranty, or condition regarding the
This material may be used in conjunction	advisability of buying, selling, or holding units/shares in
with the offering of shares of any Vanguard	the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.